UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of September 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (90.3%)
Finance (14.1%)
	Banking (1.9%)
1	Barclays Bank plc	6.050%	12/4/17	4,061	4,406
	Barclays Bank plc	5.140%	10/14/20	1,015	1,042
1	LBG Capital No.1 plc	7.875%	11/1/20	2,385	2,373
1	Lloyds TSB Bank plc	6.500%	9/14/20	785	828
	UBS AG	7.625%	8/17/22	1,245	1,285

	Finance Companies (9.4%)
1	Air Lease Corp.	5.625%	4/1/17	3,535	3,615
	Ally Financial Inc.	8.300%	2/12/15	1,560	1,728
	Ally Financial Inc.	8.000%	3/15/20	2,250	2,627
	Ally Financial Inc.	7.500%	9/15/20	2,050	2,352
	CIT Group Inc.	4.250%	8/15/17	1,555	1,617
	CIT Group Inc.	5.250%	3/15/18	1,715	1,839
1	CIT Group Inc.	6.625%	4/1/18	3,405	3,873
1	CIT Group Inc.	5.500%	2/15/19	1,815	1,978
	CIT Group Inc.	5.375%	5/15/20	3,560	3,880
	CIT Group Inc.	5.000%	8/15/22	4,600	4,796
	International Lease Finance Corp.	8.625%	9/15/15	845	959
	International Lease Finance Corp.	5.750%	5/15/16	530	562
1	International Lease Finance Corp.	6.750%	9/1/16	1,195	1,335
	International Lease Finance Corp.	8.750%	3/15/17	1,180	1,381
1	International Lease Finance Corp.	7.125%	9/1/18	1,775	2,059
	International Lease Finance Corp.	5.875%	4/1/19	1,320	1,403
	International Lease Finance Corp.	6.250%	5/15/19	1,882	2,028
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,791
	International Lease Finance Corp.	8.625%	1/15/22	900	1,087
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	1,300	1,398
	SLM Corp.	6.250%	1/25/16	2,180	2,392
	SLM Corp.	6.000%	1/25/17	960	1,047
	SLM Corp.	8.450%	6/15/18	1,100	1,296
	SLM Corp.	8.000%	3/25/20	1,675	1,936
	SLM Corp.	7.250%	1/25/22	615	695

	Insurance (2.5%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/18	2,740	3,151
1	ING US Inc.	5.500%	7/15/22	4,000	4,190
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,692
[1,2] MetLife Capital Trust IV		7.875%	12/15/37	1,390	1,640
[1,2] MetLife Capital Trust X		9.250%	4/8/38	1,000	1,310
	Provident Cos. Inc.	7.000%	7/15/18	690	792
	Unum Group	7.375%	6/15/32	175	194

	Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	730	763

	Lender Processing Services Inc.	5.750%	4/15/23	750	750

					74,090
Industrial (70.0%)
	Basic Industry (7.3%)
	Alpha Natural Resources Inc.	6.000%	6/1/19	436	368
	ArcelorMittal	4.750%	2/25/17	535	523
	ArcelorMittal	6.500%	2/25/22	495	486
	Arch Coal Inc.	8.750%	8/1/16	285	279
[3,4] Arch Coal Inc. Bank Loan		5.750%	0/0/0	1,805	1,816
1	Ashland Inc.	4.750%	8/15/22	775	792
	Cascades Inc.	7.750%	12/15/17	825	866
	Cascades Inc.	7.875%	1/15/20	250	261
	Celanese US Holdings LLC	6.625%	10/15/18	380	415
	Celanese US Holdings LLC	5.875%	6/15/21	305	343
	CF Industries Inc.	6.875%	5/1/18	580	708
	CF Industries Inc.	7.125%	5/1/20	760	954
	Chemtura Corp.	7.875%	9/1/18	305	331
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	785	854
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	375	419
	CONSOL Energy Inc.	8.000%	4/1/17	1,280	1,347
	CONSOL Energy Inc.	8.250%	4/1/20	950	998
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,493
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	280	271
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	1,525	1,434
1	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	325	298
	Hexion US Finance Corp.	6.625%	4/15/20	1,250	1,259
	Hexion US Finance Corp. / Hexion Nova
	Scotia Finance ULC	8.875%	2/1/18	1,725	1,760
1	INEOS Finance plc	8.375%	2/15/19	965	1,016
1	INEOS Finance plc	7.500%	5/1/20	1,990	2,015
[3,4] INEOS Holdings Ltd. Bank Loan		5.250%	4/27/18	1,322	1,333
	LyondellBasell Industries NV	5.000%	4/15/19	2,785	2,966
	LyondellBasell Industries NV	6.000%	11/15/21	496	567
	Neenah Paper Inc.	7.375%	11/15/14	537	541
	Novelis Inc.	8.375%	12/15/17	1,120	1,226
	Novelis Inc.	8.750%	12/15/20	1,035	1,146
	Peabody Energy Corp.	7.375%	11/1/16	1,930	2,181
1	Peabody Energy Corp.	6.000%	11/15/18	1,330	1,340
1	Peabody Energy Corp.	6.250%	11/15/21	1,740	1,736
	Peabody Energy Corp.	7.875%	11/1/26	1,315	1,397
1	PH Glatfelter Co.	5.375%	10/15/20	235	240
1	Rock-Tenn Co.	3.500%	3/1/20	305	308
1	Vedanta Resources plc	8.750%	1/15/14	275	287
1	Vedanta Resources plc	9.500%	7/18/18	835	866
	Weyerhaeuser Co.	7.375%	10/1/19	570	707

	Capital Goods (7.6%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	870	933
1	Ardagh Packaging Finance PLC / Ardagh MP
	Holdings USA Inc.	9.125%	10/15/20	880	933
1	Ashtead Capital Inc.	6.500%	7/15/22	335	352
	B/E Aerospace Inc.	6.875%	10/1/20	1,090	1,210
	B/E Aerospace Inc.	5.250%	4/1/22	3,061	3,168
	Ball Corp.	7.125%	9/1/16	105	114

Ball Corp.	7.375%	9/1/19	795	886
Ball Corp.	5.000%	3/15/22	740	781
1 Building Materials Corp. of America	6.875%	8/15/18	420	449
1 Building Materials Corp. of America	6.750%	5/1/21	1,445	1,575
Case New Holland Inc.	7.750%	9/1/13	695	729
Case New Holland Inc.	7.875%	12/1/17	2,660	3,112
1 Cemex Finance LLC	9.500%	12/14/16	3,190	3,285
1 Clean Harbors Inc.	5.250%	8/1/20	535	551
1 CNH Capital LLC	6.250%	11/1/16	1,200	1,302
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	1,100	1,224
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	2,999	3,299
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	300	320
Huntington Ingalls Industries Inc.	6.875%	3/15/18	791	857
Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,225	1,323
Masco Corp.	6.125%	10/3/16	465	511
Masco Corp.	5.850%	3/15/17	278	302
Masco Corp.	6.625%	4/15/18	105	112
Masco Corp.	7.125%	3/15/20	1,722	1,950
Masco Corp.	5.950%	3/15/22	590	648
Masco Corp.	7.750%	8/1/29	420	450
Masco Corp.	6.500%	8/15/32	120	125
Owens Corning	9.000%	6/15/19	1,000	1,257
Owens Corning	7.000%	12/1/36	160	176
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.125%	4/15/19	1,905	2,000
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.875%	8/15/19	245	264
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	6.875%	2/15/21	480	504
UR Merger Sub Corp.	10.875%	6/15/16	810	899
1 UR Merger Sub Corp.	5.750%	7/15/18	410	432
1 UR Merger Sub Corp.	7.375%	5/15/20	665	715
1 UR Merger Sub Corp.	7.625%	4/15/22	945	1,035
Vulcan Materials Co.	6.400%	11/30/17	480	518
Vulcan Materials Co.	7.000%	6/15/18	1,600	1,760
Vulcan Materials Co.	7.500%	6/15/21	50	56
Vulcan Materials Co.	7.150%	11/30/37	100	97

Communication (16.3%)
Belo Corp.	8.000%	11/15/16	250	275
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	1,035	1,128
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	1,045	1,129
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	911	990
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	1,156	1,309
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	1,505	1,614
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	1,500	1,639

CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	1,450	1,454
1 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	8.625%	11/15/17	1,910	2,039
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	262
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,417
Cricket Communications Inc.	7.750%	5/15/16	655	694
Cricket Communications Inc.	7.750%	10/15/20	2,750	2,688
CSC Holdings LLC	7.875%	2/15/18	1,090	1,248
CSC Holdings LLC	7.625%	7/15/18	2,085	2,411
CSC Holdings LLC	8.625%	2/15/19	895	1,061
1 CSC Holdings LLC	6.750%	11/15/21	690	761
1 DISH DBS Corp.	4.625%	7/15/17	270	274
DISH DBS Corp.	7.875%	9/1/19	295	342
DISH DBS Corp.	6.750%	6/1/21	3,630	3,948
1 DISH DBS Corp.	5.875%	7/15/22	1,900	1,943
1 eAccess Ltd.	8.250%	4/1/18	1,911	1,734
GCI Inc.	6.750%	6/1/21	1,466	1,466
Hughes Satellite Systems Corp.	6.500%	6/15/19	1,602	1,714
Hughes Satellite Systems Corp.	7.625%	6/15/21	580	641
1 Inmarsat Finance plc	7.375%	12/1/17	590	637
Intelsat Jackson Holdings SA	7.250%	4/1/19	1,625	1,755
Intelsat Jackson Holdings SA	8.500%	11/1/19	475	534
Intelsat Jackson Holdings SA	7.250%	10/15/20	3,185	3,432
1 Intelsat Jackson Holdings SA	7.250%	10/15/20	1,380	1,487
Intelsat Jackson Holdings SA	7.500%	4/1/21	1,350	1,461
Lamar Media Corp.	7.875%	4/15/18	305	337
Lamar Media Corp.	5.875%	2/1/22	485	517
Liberty Interactive LLC	8.500%	7/15/29	405	427
Liberty Interactive LLC	8.250%	2/1/30	1,310	1,382
Mediacom Broadband LLC / Mediacom
Broadband Corp.	8.500%	10/15/15	809	821
MetroPCS Wireless Inc.	7.875%	9/1/18	1,485	1,611
MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,289
1 National CineMedia LLC	6.000%	4/15/22	895	944
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,464
NII Capital Corp.	7.625%	4/1/21	1,990	1,592
Quebecor Media Inc.	7.750%	3/15/16	795	817
Quebecor Media Inc.	7.750%	3/15/16	1,410	1,449
1 SBA Communications Corp.	5.625%	10/1/19	1,120	1,124
SBA Telecommunications Inc.	8.250%	8/15/19	436	486
1 SBA Telecommunications Inc.	5.750%	7/15/20	410	429
1 Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,191
1 Sirius XM Radio Inc.	5.250%	8/15/22	765	759
1 Sprint Nextel Corp.	9.000%	11/15/18	2,760	3,305
1 Sprint Nextel Corp.	7.000%	3/1/20	4,420	4,950
1 Starz LLC / Starz Finance Corp.	5.000%	9/15/19	945	964
1 UPCB Finance III Ltd.	6.625%	7/1/20	2,115	2,215
1 UPCB Finance V Ltd.	7.250%	11/15/21	1,170	1,278
1 UPCB Finance VI Ltd.	6.875%	1/15/22	1,701	1,819
Videotron Ltd.	9.125%	4/15/18	695	751
Videotron Ltd.	5.000%	7/15/22	1,018	1,066
Virgin Media Finance plc	5.250%	2/15/22	530	557
1 Wind Acquisition Finance SA	11.750%	7/15/17	2,375	2,244
Windstream Corp.	7.875%	11/1/17	1,180	1,319
Windstream Corp.	8.125%	9/1/18	645	687
Windstream Corp.	7.000%	3/15/19	250	255

	Windstream Corp.	7.750%	10/15/20	1,050	1,126
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	315	345
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	1,325	1,467

	Consumer Cyclical (10.6%)
	AMC Entertainment Inc.	8.000%	3/1/14	528	528
	AMC Entertainment Inc.	8.750%	6/1/19	1,750	1,923
	AutoNation Inc.	5.500%	2/1/20	455	486
[3,4] Burger King Corp. Bank Loan		4.500%	10/19/16	919	919
1	Caesars Entertainment Operating Co. Inc.	8.500%	2/15/20	3,450	3,467
1	Carlson Wagonlit BV	6.875%	6/15/19	1,550	1,608
	Choice Hotels International Inc.	5.700%	8/28/20	211	228
	Choice Hotels International Inc.	5.750%	7/1/22	205	223
	Cinemark USA Inc.	8.625%	6/15/19	265	294
1	Continental Rubber Of America Corp.	4.500%	9/15/19	2,435	2,494
	Delphi Corp.	5.875%	5/15/19	1,001	1,079
	Delphi Corp.	6.125%	5/15/21	730	808
	Dollar General Corp.	4.125%	7/15/17	295	309
	Ford Motor Co.	6.625%	10/1/28	412	463
1	General Motors Financial Co. Inc.	4.750%	8/15/17	2,650	2,729
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,302
	Hanesbrands Inc.	8.000%	12/15/16	610	674
	Hanesbrands Inc.	6.375%	12/15/20	1,086	1,173
	Host Hotels & Resorts LP	6.750%	6/1/16	292	300
	Host Hotels & Resorts LP	5.875%	6/15/19	870	956
	Host Hotels & Resorts LP	6.000%	11/1/20	1,475	1,637
	Host Hotels & Resorts LP	4.750%	3/1/23	700	728
	Limited Brands, Inc.	8.500%	6/15/19	140	169
	Limited Brands, Inc.	7.000%	5/1/20	580	660
	Limited Brands, Inc.	6.625%	4/1/21	1,180	1,342
	Limited Brands, Inc.	5.625%	2/15/22	525	564
	MGM Resorts International	10.375%	5/15/14	980	1,100
	MGM Resorts International	11.125%	11/15/17	515	568
	MGM Resorts International	9.000%	3/15/20	885	987
1	NAI Entertainment Holdings LLC	8.250%	12/15/17	147	164
	Neiman Marcus Group Inc.	10.375%	10/15/15	795	817
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,210	1,168
	PVH Corp.	7.375%	5/15/20	645	729
1	QVC Inc.	7.500%	10/1/19	1,899	2,105
1	QVC Inc.	5.125%	7/2/22	90	95
1	Realogy Corp.	7.625%	1/15/20	1,476	1,613
	Regal Cinemas Corp.	8.625%	7/15/19	1,735	1,926
	Rite Aid Corp.	9.750%	6/12/16	720	788
	Rite Aid Corp.	8.000%	8/15/20	750	851
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	928
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	751	834
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	640	677
	Service Corp. International	7.375%	10/1/14	275	304
	Service Corp. International	7.625%	10/1/18	940	1,114
	Service Corp. International	8.000%	11/15/21	1,225	1,494
	Tenneco Inc.	7.750%	8/15/18	230	251
	Tenneco Inc.	6.875%	12/15/20	775	849
1	TRW Automotive Inc.	7.000%	3/15/14	1,405	1,507
1	TRW Automotive Inc.	7.250%	3/15/17	1,487	1,710
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	1,000	1,100

	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	410	451
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	2,925	3,254
1	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	1,205	1,241

	Consumer Noncyclical (12.2%)
	ARAMARK Corp.	8.500%	2/1/15	2,485	2,547
1	ARAMARK Holdings Corp.	8.625%	5/1/16	680	698
[3,4] Bausch & Lomb Inc. Bank Loan		5.250%	5/17/19	1,310	1,322
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	391
	Biomet Inc.	10.000%	10/15/17	1,875	1,978
	Biomet Inc.	11.625%	10/15/17	414	441
1	Biomet Inc.	6.500%	8/1/20	1,790	1,844
1	Biomet Inc.	6.500%	10/1/20	2,305	2,247
	CHS/Community Health Systems Inc.	5.125%	8/15/18	1,515	1,572
	Constellation Brands Inc.	7.250%	9/1/16	1,780	2,038
	Constellation Brands Inc.	7.250%	5/15/17	730	849
	Constellation Brands Inc.	6.000%	5/1/22	370	422
	Constellation Brands Inc.	4.625%	3/1/23	335	340
	DaVita Inc.	6.375%	11/1/18	997	1,064
	DaVita Inc.	6.625%	11/1/20	1,015	1,085
[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/8/18	1,438	1,434
	Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	665	727
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,015	1,081
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	595	634
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	165	186
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,170	1,246
1	Fresenius US Finance II Inc.	9.000%	7/15/15	795	914
	HCA Inc.	6.375%	1/15/15	1,390	1,494
	HCA Inc.	6.500%	2/15/16	490	543
	HCA Inc.	9.875%	2/15/17	1,075	1,156
	HCA Inc.	8.500%	4/15/19	2,315	2,613
	HCA Inc.	6.500%	2/15/20	4,465	4,956
	HCA Inc.	5.875%	3/15/22	1,695	1,839
	HCA Inc.	7.690%	6/15/25	130	133
1	Health Management Associates Inc.	7.375%	1/15/20	1,843	2,000
1	Hologic Inc.	6.250%	8/1/20	270	286
1	Hypermarcas SA	6.500%	4/20/21	2,020	2,164
1	IMS Health Inc.	12.500%	3/1/18	2,065	2,468
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	589
1	Mylan Inc.	6.000%	11/15/18	2,310	2,477
1	Party City Holdings Inc.	8.875%	8/1/20	2,480	2,660
[3,4] Quintiles Transnational Corp. Bank Loan		7.500%	2/28/17	425	428
1	STHI Holding Corp.	8.000%	3/15/18	495	527
	Tenet Healthcare Corp.	10.000%	5/1/18	762	876
	Tenet Healthcare Corp.	6.250%	11/1/18	1,075	1,182
	Tenet Healthcare Corp.	8.875%	7/1/19	1,105	1,243
	Tyson Foods Inc.	6.850%	4/1/16	975	1,119
1	Valeant Pharmaceuticals International	6.500%	7/15/16	735	771
1	Valeant Pharmaceuticals International	6.750%	10/1/17	400	426
1	Valeant Pharmaceuticals International	6.875%	12/1/18	725	763
1	Valeant Pharmaceuticals International	7.000%	10/1/20	935	984
1	Valeant Pharmaceuticals International	6.750%	8/15/21	1,611	1,671

	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	3,493	3,707

	Energy (6.5%)
	Berry Petroleum Co.	6.375%	9/15/22	910	953
	Chesapeake Energy Corp.	6.625%	8/15/20	782	808
	Chesapeake Energy Corp.	6.875%	11/15/20	300	317
	Chesapeake Energy Corp.	6.125%	2/15/21	1,818	1,825
	Concho Resources Inc.	7.000%	1/15/21	417	466
	Concho Resources Inc.	6.500%	1/15/22	1,020	1,122
	Concho Resources Inc.	5.500%	10/1/22	2,480	2,592
	Continental Resources Inc.	5.000%	9/15/22	1,170	1,220
1	Continental Resources Inc.	5.000%	9/15/22	1,295	1,350
	Denbury Resources Inc.	8.250%	2/15/20	523	590
	Denbury Resources Inc.	6.375%	8/15/21	330	358
	Encore Acquisition Co.	9.500%	5/1/16	1,055	1,139
1	EP Energy LLC / EP Energy Finance Inc.	6.875%	5/1/19	410	439
1	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	1,947	2,117
	Harvest Operations Corp.	6.875%	10/1/17	1,375	1,502
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	549
	Hornbeck Offshore Services Inc.	5.875%	4/1/20	995	1,015
1	MEG Energy Corp.	6.375%	1/30/23	850	907
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,685
	Newfield Exploration Co.	6.875%	2/1/20	425	463
	Newfield Exploration Co.	5.750%	1/30/22	720	801
	Newfield Exploration Co.	5.625%	7/1/24	775	860
	Pioneer Natural Resources Co.	5.875%	7/15/16	990	1,122
	Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	2,217
	Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,494
	Pioneer Natural Resources Co.	7.200%	1/15/28	345	433
	Plains Exploration & Production Co.	6.625%	5/1/21	345	347
	Plains Exploration & Production Co.	6.750%	2/1/22	663	670
	Range Resources Corp.	7.500%	10/1/17	415	431
	Range Resources Corp.	6.750%	8/1/20	400	443
	Range Resources Corp.	5.750%	6/1/21	1,210	1,287
	Range Resources Corp.	5.000%	8/15/22	515	541
1	Seadrill Ltd.	5.625%	9/15/17	2,010	2,020

	Other Industrial (0.6%)
	Virgin Media Finance plc	9.500%	8/15/16	1,215	1,342
	Virgin Media Finance plc	8.375%	10/15/19	1,620	1,839

	Technology (7.8%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	240	249
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	385
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,170	1,299
[3,4] CDW LLC / CDW Finance Corp. Bank Loan		4.000%	7/15/17	1,506	1,483
	Equinix Inc.	8.125%	3/1/18	915	1,013
	Equinix Inc.	7.000%	7/15/21	1,725	1,932
	Fidelity National Information Services Inc.	7.625%	7/15/17	605	663
	Fidelity National Information Services Inc.	7.875%	7/15/20	525	585
	Fidelity National Information Services Inc.	5.000%	3/15/22	1,785	1,843
1	First Data Corp.	7.375%	6/15/19	2,375	2,446
1	First Data Corp.	8.875%	8/15/20	621	675
1	First Data Corp.	6.750%	11/1/20	1,890	1,871
1	First Data Corp.	8.250%	1/15/21	1,160	1,157
[3,4] First Data Corp. Bank Loan		4.217%	9/24/14	1,448	1,381

	Freescale Semiconductor Inc.	8.875%	12/15/14	176	180
1	Freescale Semiconductor Inc.	10.125%	3/15/18	1,388	1,527
1	Freescale Semiconductor Inc.	9.250%	4/15/18	840	916
[3,4] Freescale Semiconductor Inc. Bank Loan		4.480%	12/1/16	1,692	1,651
[3,4] Freescale Semiconductor Inc. Bank Loan		6.000%	2/28/19	958	956
[3,4] Infor (US) Inc. Bank Loan		0.000%	4/5/18	190	190
[3,4] Infor (US) Inc. Bank Loan		5.250%	4/5/18	404	407
1	Infor US Inc.	11.500%	7/15/18	895	1,020
1	Infor US Inc.	9.375%	4/1/19	905	996
	Iron Mountain Inc.	7.750%	10/1/19	945	1,061
	Iron Mountain Inc.	8.000%	6/15/20	810	861
	Iron Mountain Inc.	8.375%	8/15/21	1,231	1,357
	Iron Mountain Inc.	5.750%	8/15/24	755	755
	Jabil Circuit Inc.	7.750%	7/15/16	310	359
	Jabil Circuit Inc.	8.250%	3/15/18	255	303
	Jabil Circuit Inc.	5.625%	12/15/20	285	307
	Jabil Circuit Inc.	4.700%	9/15/22	1,365	1,358
1	NCR Corp.	5.000%	7/15/22	425	436
1	Sensata Technologies BV	6.500%	5/15/19	1,939	2,067
1	Sorenson Communications Inc.	10.500%	2/1/15	1,260	1,090
	SunGard Data Systems Inc.	10.250%	8/15/15	1,064	1,091
	SunGard Data Systems Inc.	7.375%	11/15/18	1,555	1,672
	SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,235

	Transportation (1.1%)
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	563	592
	Hertz Corp.	6.750%	4/15/19	2,600	2,743
	Hertz Corp.	7.375%	1/15/21	2,230	2,400
					367,434
Utilities (6.2%)
	Electric (3.2%)
	AES Corp.	7.750%	10/15/15	1,240	1,401
	AES Corp.	8.000%	10/15/17	1,255	1,450
	AES Corp.	8.000%	6/1/20	565	655
1	Calpine Corp.	7.250%	10/15/17	3,119	3,326
1	Calpine Corp.	7.500%	2/15/21	1,863	2,021
1	Calpine Corp.	7.875%	1/15/23	500	555
1	Dolphin Subsidiary II Inc.	6.500%	10/15/16	450	493
1	Dolphin Subsidiary II Inc.	7.250%	10/15/21	2,230	2,531
2	Homer City Funding LLC	8.734%	10/1/26	1,280	1,312
1	Ipalco Enterprises Inc.	7.250%	4/1/16	340	380
	Ipalco Enterprises Inc.	5.000%	5/1/18	370	388
2	Midwest Generation LLC	8.560%	1/2/16	178	163
1	Puget Energy Inc.	5.625%	7/15/22	700	744
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	1,605	1,260

	Natural Gas (3.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	715	763
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,375	1,482
	El Paso LLC	7.000%	6/15/17	805	922
	El Paso LLC	7.250%	6/1/18	1,755	2,027
	El Paso LLC	6.500%	9/15/20	1,230	1,384
	El Paso LLC	7.750%	1/15/32	740	888

Energy Transfer Equity LP	7.500%	10/15/20	2,165	2,468
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,078	2,013
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,536	1,667
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	355	381
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	1,515	1,613
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	5.500%	2/15/23	455	475

				32,762
Total Corporate Bonds (Cost $443,263)				474,286

			Shares
Preferred Stocks (1.5%)
Citigroup Capital XIII Pfd.	7.875%		153,750	4,291
Hartford Financial Services Group Inc. Pfd.	7.875%		92,000	2,594
GMAC Capital Trust I Pfd.	8.125%		37,200	934
Total Preferred Stocks (Cost $7,184)				7,819
Other (0.0%)
* MediaNews Group Inc.
Warrants Exp. 03/19/2017 (Cost $778)			2,084	16

Temporary Cash Investment (7.2%)
			Face
			Amount
			($000)
Repurchase Agreement (7.2%)
Bank of America Securities, LLC
(Dated 9/28/12, Repurchase Value
$38,001,000, collateralized by Federal
National Mortgage Assn. 2.503%, 5/1/42)
(Cost $38,000)	0.170%	10/1/12	38,000	38,000

Total Investments (99.0%) (Cost $489,225)				520,121
Other Assets and Liabilities-Net (1.0%)				5,215
Net Assets (100%)				525,336

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $166,862,000, representing 31.8% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2012, the aggregate value of these securities was $13,320,000, representing 2.5% of net assets.

Vanguard High Yield Bond Portfolio

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	474,286	—
Preferred Stocks	7,819	—	—
Other	—	—	16
Temporary Cash Investments	—	38,000	—
Total	7,819	512,286	16

D. At September 30, 2012, the cost of investment securities for tax purposes was $489,225,000. Net unrealized appreciation of investment securities for tax purposes was $30,896,000, consisting of unrealized gains of $33,185,000 on securities that had risen in value since their purchase and $2,289,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of September 30, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (52.0%)
2	Fannie Mae Discount Notes	0.136%–0.200%	10/31/12	5,483	5,482
2	Fannie Mae Discount Notes	0.140%	12/12/12	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.145%	10/12/12	10,000	10,000
3	Federal Home Loan Bank Discount Notes	0.140%	10/19/12	2,170	2,170
3	Federal Home Loan Bank Discount Notes	0.170%	11/9/12	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.180%	11/16/12	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.140%	12/7/12	2,000	2,000
3	Federal Home Loan Bank Discount Notes	0.140%	12/12/12	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.140%	12/14/12	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.180%	12/21/12	10,000	9,996
3	Federal Home Loan Bank Discount Notes	0.160%	2/13/13	3,100	3,098
3	Federal Home Loan Bank Discount Notes	0.160%	2/26/13	5,050	5,047
3	Federal Home Loan Bank Discount Notes	0.160%	3/15/13	5,000	4,996
3	Federal Home Loan Bank Discount Notes	0.155%	3/20/13	3,000	2,998
3	Federal Home Loan Banks	1.750%	3/8/13	1,060	1,067
[3,4] Federal Home Loan Banks		0.195%	10/1/14	2,000	1,999
[2,4] Federal Home Loan Mortgage Corp.		0.181%	2/4/13	10,000	9,998
[2,4] Federal Home Loan Mortgage Corp.		0.178%	3/21/13	8,000	7,998
[2,4] Federal Home Loan Mortgage Corp.		0.178%	5/6/13	8,000	7,997
[2,4] Federal Home Loan Mortgage Corp.		0.181%	6/3/13	8,000	7,998
[2,4] Federal Home Loan Mortgage Corp.		0.171%	6/17/13	1,000	1,000
[2,4] Federal National Mortgage Assn.		0.250%	10/18/12	11,000	11,000
[2,4] Federal National Mortgage Assn.		0.236%	11/23/12	13,000	12,999
[2,4] Federal National Mortgage Assn.		0.249%	12/20/12	5,500	5,500
[2,4] Federal National Mortgage Assn.		0.245%	12/28/12	2,200	2,200
2	Federal National Mortgage Assn.	4.375%	3/15/13	904	921
[2,4] Federal National Mortgage Assn.		0.218%	8/12/13	8,000	7,998
[2,4] Federal National Mortgage Assn.		0.197%	11/8/13	12,000	11,996
[2,4] Federal National Mortgage Assn.		0.194%	11/14/13	15,000	14,995
[2,4] Federal National Mortgage Assn.		0.208%	9/11/14	25,000	24,990
2	Freddie Mac Discount Notes	0.135%	10/11/12	1,000	1,000
2	Freddie Mac Discount Notes	0.140%	10/15/12	9,870	9,869
2	Freddie Mac Discount Notes	0.170%	11/6/12	11,000	10,998
2	Freddie Mac Discount Notes	0.180%	11/15/12	6,000	5,999
2	Freddie Mac Discount Notes	0.160%	2/19/13	3,000	2,998
	United States Treasury Bill	0.140%	10/4/12	5,379	5,379
	United States Treasury Bill	0.119%	10/18/12	10,000	9,999
	United States Treasury Bill	0.150%	11/1/12	20,000	19,997
	United States Treasury Bill	0.148%	11/15/12	5,000	4,999
	United States Treasury Bill	0.143%–0.146%	11/29/12	15,000	14,996
	United States Treasury Bill	0.143%	12/13/12	20,000	19,994
	United States Treasury Bill	0.155%	12/27/12	10,000	9,996
	United States Treasury Bill	0.141%	1/17/13	20,958	20,949
	United States Treasury Bill	0.140%	1/24/13	10,000	9,996
	United States Treasury Bill	0.146%–0.147%	1/31/13	10,000	9,995
	United States Treasury Bill	0.145%	2/21/13	25,000	24,986
	United States Treasury Bill	0.134%	3/21/13	10,000	9,994
	United States Treasury Bill	0.140%–0.143%	3/28/13	22,500	22,484
	United States Treasury Note/Bond	1.375%	10/15/12	10,000	10,005

United States Treasury Note/Bond	0.375%	10/31/12	10,000	10,002
United States Treasury Note/Bond	4.000%	11/15/12	18,000	18,085
United States Treasury Note/Bond	1.375%	11/15/12	13,000	13,019
United States Treasury Note/Bond	3.375%	11/30/12	7,025	7,062
United States Treasury Note/Bond	0.500%	11/30/12	39,000	39,019
United States Treasury Note/Bond	1.125%	12/15/12	27,000	27,050
United States Treasury Note/Bond	1.375%	1/15/13	17,500	17,560
United States Treasury Note/Bond	0.625%	1/31/13	4,000	4,006
United States Treasury Note/Bond	2.875%	1/31/13	4,000	4,036
United States Treasury Note/Bond	1.375%	2/15/13	4,000	4,018
United States Treasury Note/Bond	3.875%	2/15/13	5,000	5,069
United States Treasury Note/Bond	1.375%	3/15/13	19,000	19,105
United States Treasury Note/Bond	0.750%	3/31/13	10,800	10,831
Total U.S. Government and Agency Obligations (Cost $593,435)				593,435
Corporate Bonds (0.1%)
Finance Companies (0.1%)
General Electric Capital Corp.	5.250%	10/19/12	1,070	1,072
General Electric Capital Corp.	2.800%	1/8/13	465	468
Total Corporate Bonds (Cost $1,540)				1,540
Commercial Paper (20.4%)
Bank Holding Company (0.5%)
PNC Bank NA	0.210%	12/3/12	2,000	1,999
PNC Bank NA	0.210%	12/20/12	4,000	3,998
				5,997
Finance - Auto (2.5%)
American Honda Finance Corp.	0.190%	10/9/12	500	500
American Honda Finance Corp.	0.190%	10/18/12	900	900
American Honda Finance Corp.	0.190%	10/22/12	750	750
American Honda Finance Corp.	0.170%	12/5/12	2,500	2,499
American Honda Finance Corp.	0.170%	12/6/12	1,000	1,000
American Honda Finance Corp.	0.170%	12/7/12	1,500	1,499
American Honda Finance Corp.	0.170%	12/11/12	700	700
American Honda Finance Corp.	0.170%	12/12/12	1,000	1,000
5 BMW US Capital LLC	0.170%	11/2/12	500	500
5 BMW US Capital LLC	0.170%	11/5/12	250	250
5 BMW US Capital LLC	0.200%	11/21/12	250	250
5 BMW US Capital LLC	0.170%	11/26/12	1,750	1,749
5 BMW US Capital LLC	0.200%	11/29/12	250	250
5 BMW US Capital LLC	0.190%	12/12/12	1,200	1,199
5 BMW US Capital LLC	0.190%	12/14/12	750	750
5 BMW US Capital LLC	0.190%	12/17/12	250	250
5 BMW US Capital LLC	0.190%	12/18/12	2,000	1,999
Toyota Motor Credit Corp.	0.381%	10/9/12	2,000	2,000
Toyota Motor Credit Corp.	0.371%	10/15/12	500	500
Toyota Motor Credit Corp.	0.210%	10/17/12	3,000	3,000
Toyota Motor Credit Corp.	0.200%	11/8/12	3,365	3,364
Toyota Motor Credit Corp.	0.401%	11/13/12	730	730
Toyota Motor Credit Corp.	0.341%	2/20/13	1,000	999
Toyota Motor Credit Corp.	0.270%	4/1/13	2,000	1,997
				28,635
Finance - Other (5.3%)
5 Chariot Funding LLC	0.220%	11/13/12	1,000	1,000
General Electric Capital Corp.	0.240%	10/29/12	500	500
General Electric Capital Corp.	0.180%	11/2/12	2,000	1,999
General Electric Capital Corp.	0.180%	11/5/12	2,000	1,999

	General Electric Capital Corp.	0.180%	11/7/12	1,200	1,200
	General Electric Capital Corp.	0.180%	11/8/12	2,000	1,999
	General Electric Capital Corp.	0.180%	11/13/12	2,000	1,999
	General Electric Capital Corp.	0.180%	11/29/12	4,000	3,999
	General Electric Capital Corp.	0.180%	12/5/12	2,000	1,999
5	Jupiter Securitization Co. LLC	0.220%	11/13/12	1,000	1,000
5	Jupiter Securitization Co. LLC	0.210%	12/14/12	500	500
5	Old Line Funding LLC	0.210%	10/15/12	2,598	2,598
5	Old Line Funding LLC	0.200%	10/18/12	500	500
5	Old Line Funding LLC	0.200%	10/22/12	2,350	2,350
5	Old Line Funding LLC	0.200%–0.210%	10/23/12	2,572	2,572
5	Old Line Funding LLC	0.200%	10/25/12	300	300
5	Old Line Funding LLC	0.200%	10/29/12	750	750
5	Old Line Funding LLC	0.200%	11/2/12	500	500
5	Old Line Funding LLC	0.200%	11/5/12	1,253	1,253
5	Old Line Funding LLC	0.200%	11/7/12	250	250
5	Old Line Funding LLC	0.200%	11/8/12	750	750
5	Old Line Funding LLC	0.200%	11/13/12	1,500	1,499
5	Old Line Funding LLC	0.200%	11/14/12	2,055	2,054
5	Old Line Funding LLC	0.200%	11/15/12	500	500
5	Old Line Funding LLC	0.200%	11/21/12	500	500
5	Old Line Funding LLC	0.200%	11/27/12	500	500
5	Old Line Funding LLC	0.200%	11/29/12	500	500
5	Old Line Funding LLC	0.200%	12/4/12	3,000	2,999
5	Old Line Funding LLC	0.200%	12/18/12	500	500
5	Old Line Funding LLC	0.200%	12/20/12	1,000	999
5	Old Line Funding LLC	0.200%	12/21/12	500	500
5	Straight-A Funding LLC	0.180%	10/1/12	1,500	1,500
5	Straight-A Funding LLC	0.180%	10/2/12	667	667
5	Straight-A Funding LLC	0.180%	10/2/12	500	500
5	Straight-A Funding LLC	0.180%	10/3/12	1,423	1,423
5	Straight-A Funding LLC	0.180%	10/4/12	500	500
5	Straight-A Funding LLC	0.180%	10/5/12	480	480
5	Straight-A Funding LLC	0.180%	10/9/12	1,500	1,500
5	Straight-A Funding LLC	0.180%	10/9/12	5,000	5,000
5	Straight-A Funding LLC	0.180%	10/10/12	300	300
5	Straight-A Funding LLC	0.180%	10/10/12	4,012	4,012
5	Straight-A Funding LLC	0.180%	10/11/12	300	300
5	Straight-A Funding LLC	0.180%	10/12/12	800	800
5	Straight-A Funding LLC	0.180%	10/18/12	800	800
5	Straight-A Funding LLC	0.180%	10/23/12	500	500
5	Straight-A Funding LLC	0.180%	10/26/12	449	449
5	Straight-A Funding LLC	0.180%	12/18/12	250	250
5	Straight-A Funding LLC	0.180%	12/20/12	250	250
5	Straight-A Funding LLC	0.180%	12/20/12	250	250
5	Straight-A Funding LLC	0.180%	12/20/12	500	500
					60,549
Foreign Banks (5.2%)
5	Australia & New Zealand Banking Group, Ltd.	0.290%	3/1/13	3,000	2,996
[4,5] Commonwealth Bank of Australia		0.277%	10/10/12	4,000	4,000
[4,5] Commonwealth Bank of Australia		0.278%	10/11/12	4,000	4,000
[4,5] Commonwealth Bank of Australia		0.270%	10/18/12	6,000	6,000
[4,5] Commonwealth Bank of Australia		0.270%	11/19/12	4,000	4,000
[4,5] Commonwealth Bank of Australia		0.268%	11/21/12	1,500	1,500
5	Commonwealth Bank of Australia	0.301%	2/28/13	8,000	7,990
5	Westpac Banking Corp.	0.281%	10/2/12	1,900	1,900
[4,5] Westpac Banking Corp.		0.260%	11/2/12	2,000	2,000

5	Westpac Banking Corp.	0.316%	11/9/12	5,000	4,998
5	Westpac Banking Corp.	0.200%	11/26/12	1,500	1,500
[4,5] Westpac Banking Corp.		0.321%	2/1/13	7,000	7,000
[4,5] Westpac Banking Corp.		0.321%	2/4/13	5,000	5,000
5	Westpac Banking Corp.	0.250%	2/15/13	5,000	4,995
5	Westpac Banking Corp.	0.301%	2/26/13	1,000	999
					58,878
Foreign Governments (1.3%)
	Export Development Canada	0.170%	12/10/12	2,000	1,999
5	Hydro-Quebec	0.170%	10/29/12	1,000	1,000
	Province of Ontario	0.170%	10/29/12	1,158	1,158
	Province of Ontario	0.170%	10/31/12	1,000	1,000
	Province of Ontario	0.170%	11/9/12	500	500
	Province of Ontario	0.170%	11/19/12	500	500
	Province of Ontario	0.200%	12/20/12	500	500
	Province of Ontario	0.160%	12/27/12	1,500	1,499
5	Quebec	0.180%	10/22/12	1,000	1,000
5	Quebec	0.180%	10/23/12	1,000	1,000
5	Quebec	0.180%	10/29/12	1,500	1,500
5	Quebec	0.180%	10/30/12	1,000	1,000
5	Quebec	0.180%	11/19/12	2,000	1,999
					14,655
Foreign Industrial (3.9%)
5	BASF SE	0.160%	12/20/12	1,500	1,499
5	Nestle Capital Corp.	0.291%	10/9/12	8,000	7,999
5	Nestle Capital Corp.	0.291%	10/17/12	1,250	1,250
5	Nestle Capital Corp.	0.301%	10/26/12	2,500	2,499
5	Nestle Capital Corp.	0.260%	3/4/13	4,000	3,996
5	Nestle Capital Corp.	0.260%	3/12/13	5,000	4,994
	Nestle Finance International Ltd.	0.291%	10/12/12	1,600	1,600
	Nestle Finance International Ltd.	0.291%	10/15/12	2,000	2,000
	Nestle Finance International Ltd.	0.301%	11/1/12	1,000	1,000
	Nestle Finance International Ltd.	0.311%	12/17/12	13,000	12,991
	Nestle Finance International Ltd.	0.265%	3/25/13	1,000	999
5	Total Capital Canada Ltd.	0.255%	10/26/12	500	500
5	Total Capital Canada Ltd.	0.180%	11/21/12	1,750	1,750
	Toyota Credit Canada Inc.	0.190%	10/25/12	250	250
	Toyota Credit Canada Inc.	0.301%	1/9/13	500	500
	Toyota Credit Canada Inc.	0.280%	3/21/13	500	499
	Toyota Credit Canada Inc.	0.270%	3/25/13	500	499
					44,825
Industrial (1.7%)
	General Electric Co.	0.280%	2/20/13	1,000	999
	General Electric Co.	0.260%	3/4/13	1,000	999
5	Procter & Gamble Co.	0.150%	12/17/12	500	500
5	The Coca-Cola Co.	0.220%	10/4/12	500	500
5	The Coca-Cola Co.	0.220%	10/10/12	500	500
5	The Coca-Cola Co.	0.220%	10/11/12	1,000	1,000
5	The Coca-Cola Co.	0.200%	10/16/12	500	500
5	The Coca-Cola Co.	0.210%	10/19/12	1,000	1,000
5	The Coca-Cola Co.	0.210%	10/22/12	500	500
5	The Coca-Cola Co.	0.210%	10/24/12	1,700	1,700
5	The Coca-Cola Co.	0.190%–0.210%	10/25/12	1,850	1,850
5	The Coca-Cola Co.	0.190%	10/26/12	1,500	1,500
5	The Coca-Cola Co.	0.200%	11/9/12	2,000	1,999
5	The Coca-Cola Co.	0.200%	11/19/12	1,000	999

5 The Coca-Cola Co.	0.180%	11/29/12	900	900
5 The Coca-Cola Co.	0.180%	12/3/12	1,000	999
5 The Coca-Cola Co.	0.170%	12/26/12	2,400	2,399
				18,844
Total Commercial Paper (Cost $236,936)				232,383
Certificates of Deposit (19.4%)
Domestic Banks (4.2%)
Branch Banking & Trust Co.	0.190%	10/1/12	1,500	1,500
Branch Banking & Trust Co.	0.190%	10/9/12	1,250	1,250
Branch Banking & Trust Co.	0.190%	10/10/12	2,500	2,500
Branch Banking & Trust Co.	0.180%	1/3/13	1,500	1,500
Branch Banking & Trust Co.	0.180%	1/3/13	1,500	1,500
State Street Bank & Trust Co.	0.190%	10/10/12	11,000	11,000
State Street Bank & Trust Co.	0.190%	10/17/12	10,000	10,000
State Street Bank & Trust Co.	0.180%	10/29/12	4,000	4,000
State Street Bank & Trust Co.	0.180%	11/1/12	2,500	2,500
State Street Bank & Trust Co.	0.180%	12/13/12	6,000	6,000
State Street Bank & Trust Co.	0.180%	12/14/12	750	750
Wells Fargo Bank NA	0.230%	3/4/13	3,500	3,500
Wells Fargo Bank NA	0.220%	3/14/13	2,000	2,000
				48,000
Eurodollar Certificates of Deposit (5.1%)
Australia & New Zealand Banking Group, Ltd.	0.350%	10/19/12	10,000	10,000
Australia & New Zealand Banking Group, Ltd.	0.330%	10/25/12	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/2/12	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/5/12	1,000	1,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/9/12	1,000	1,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/16/12	1,000	1,000
4 Australia & New Zealand Banking Group, Ltd.	0.307%	1/25/13	2,000	2,000
4 Australia & New Zealand Banking Group, Ltd.	0.327%	2/11/13	3,000	3,000
Commonwealth Bank of Australia	0.335%	2/15/13	3,000	3,000
National Australia Bank Ltd.	0.345%	10/25/12	6,000	6,000
4 National Australia Bank Ltd.	0.281%	10/29/12	4,000	4,000
4 National Australia Bank Ltd.	0.317%	2/13/13	6,000	6,000
4 National Australia Bank Ltd.	0.290%	3/5/13	8,000	8,000
4 National Australia Bank Ltd.	0.265%	4/2/13	9,000	9,000
				58,000
Yankee Certificates of Deposit (10.1%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.210%	10/11/12	4,000	4,000
Bank of Montreal (Chicago Branch)	0.210%	10/3/12	5,000	5,000
Bank of Montreal (Chicago Branch)	0.210%	10/5/12	6,000	6,000
Bank of Montreal (Chicago Branch)	0.210%	10/9/12	1,000	1,000
Bank of Montreal (Chicago Branch)	0.180%	10/23/12	1,000	1,000
Bank of Montreal (Chicago Branch)	0.180%	11/5/12	5,000	5,000
Bank of Montreal (Chicago Branch)	0.190%	11/14/12	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.290%	10/3/12	9,000	9,000
4 Bank of Nova Scotia (Houston Branch)	0.255%	10/29/12	3,000	3,000
4 Bank of Nova Scotia (Houston Branch)	0.258%	11/8/12	10,000	10,000
Bank of Nova Scotia (Houston Branch)	0.290%	11/9/12	3,500	3,500
4 Bank of Nova Scotia (Houston Branch)	0.298%	1/14/13	7,000	7,000
4 Bank of Nova Scotia (Houston Branch)	0.271%	3/5/13	1,500	1,500
4 Canadian Imperial Bank of Commerce	0.642%	11/5/12	1,000	1,000
Canadian Imperial Bank of Commerce	0.180%	12/12/12	6,000	6,000
Royal Bank of Canada (New York Branch)	0.550%	11/7/12	1,000	1,000

	Royal Bank of Canada (New York Branch)	0.670%	11/14/12	5,200	5,203
	Royal Bank of Canada (New York Branch)	0.730%	12/17/12	1,500	1,502
	Royal Bank of Canada (New York Branch)	2.250%	3/15/13	2,275	2,295
	Toronto Dominion Bank (New York Branch)	0.280%	10/29/12	7,000	7,000
	Toronto Dominion Bank (New York Branch)	0.280%	11/5/12	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.300%	12/26/12	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.300%	1/18/13	5,000	5,000
	Toronto Dominion Bank (New York Branch)	0.300%	1/22/13	5,000	5,000
4	Toronto Dominion Bank (New York Branch)	0.443%	2/4/13	1,000	1,000
	Toronto Dominion Bank (New York Branch)	0.290%	2/7/13	5,500	5,500
4	Westpac Banking Corp. (New York Branch)	0.260%	11/2/12	4,000	4,000
					115,500
Total Certificates of Deposit (Cost $221,500)					221,500
Repurchase Agreements (0.3%)
	Goldman Sachs & Co.
	(Dated 9/28/12, Repurchase Value
	$1,340,000, collateralized by Federal Home
	Loan Bank 0.500%, 8/28/13)	0.190%	10/1/12	1,340	1,340
	JPMorgan Securities LLC
	(Dated 9/28/12, Repurchase Value
	$2,000,000, collateralized by U.S. Treasury
	Note 4.500%, 5/15/38)	0.180%	10/1/12	2,000	2,000
Total Repurchase Agreements (Cost $3,340)					3,340
Taxable Municipal Bonds (0.4%)
[7,8] BlackRock Municipal Bond Trust TOB VRDO		0.250%	10/1/12	185	185
[7,8] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.250%	10/1/12	100	100
[7,8] BlackRock Municipal Income Trust TOB VRDO		0.250%	10/1/12	1,650	1,650
[7,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.250%	10/1/12	150	150
[7,8] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.250%	10/1/12	195	195
[7,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.250%	10/1/12	1,550	1,550
[7,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.250%	10/1/12	205	205
[7,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.250%	10/1/12	130	130
[7,8] BlackRock Strategic Municipal Trust TOB VRDO		0.250%	10/1/12	100	100
[7,8] Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.260%	10/5/12	145	145
7	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.260%	10/5/12	100	100
[7,8] Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.260%	10/5/12	100	100
Total Taxable Municipal Bonds (Cost $4,610)					4,610
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
[6,7] Commonwealth Bank of Australia (Cost $3,013)		2.500%	12/10/12	3,000	3,013
Tax-Exempt Municipal Bonds (3.7%)
8	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Miramar Apartments)
	VRDO	0.170%	10/5/12	100	100

8 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.170%	10/5/12	200	200
8 Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.190%	10/5/12	600	600
8 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.190%	10/5/12	250	250
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	10/5/12	95	95
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	10/5/12	675	675
8 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.160%	10/5/12	1,000	1,000
8 Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.180%	10/5/12	400	400
8 Buffalo NY Municipal Water System Revenue
VRDO	0.170%	10/5/12	250	250
8 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.190%	10/5/12	200	200
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.190%	10/5/12	100	100
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.180%	10/5/12	100	100
8 California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.180%	10/5/12	300	300
8 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.180%	10/5/12	100	100
8 Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.180%	10/5/12	500	500
8 Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.180%	10/5/12	240	240
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.180%	10/5/12	100	100
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.160%	10/5/12	250	250
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.170%	10/5/12	400	400
Curators of the University of Missouri System
Facilities Revenue VRDO	0.180%	10/5/12	1,250	1,250
8 Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	10/5/12	900	900
8 District of Columbia Revenue (Georgetown
University) VRDO	0.180%	10/5/12	100	100
8 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.190%	10/5/12	100	100
8 Greenville County SC Hospital System Revenue
VRDO	0.170%	10/5/12	250	250

8 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.190%	10/5/12	130	130
8 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.170%	10/5/12	700	700
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	10/5/12	250	250
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.190%	10/5/12	300	300
8 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	10/5/12	50	50
8 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.190%	10/5/12	340	340
8 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.180%	10/5/12	605	605
8 Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.190%	10/5/12	200	200
8 Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.170%	10/5/12	145	145
8 Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.180%	10/5/12	200	200
8 Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.190%	10/5/12	200	200
8 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.170%	10/5/12	315	315
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.180%	10/5/12	160	160
8 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.140%	10/5/12	265	265
8 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	10/5/12	200	200
8 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.190%	10/5/12	125	125
8 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.170%	10/5/12	170	170
8 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.180%	10/5/12	500	500
8 Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.180%	10/5/12	500	500
8 Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.180%	10/5/12	200	200
8 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.170%	10/5/12	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.180%	10/5/12	1,000	1,000
8 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	10/5/12	500	500
8 Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.190%	10/5/12	300	300

8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.190%	10/5/12	145	145
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.180%	10/5/12	500	500
8 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.170%	10/5/12	995	995
8 Nassau NY Health Care Corp. VRDO	0.150%	10/5/12	250	250
8 New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.190%	10/5/12	200	200
8 New York City NY GO VRDO	0.170%	10/5/12	300	300
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.170%	10/5/12	400	400
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.170%	10/5/12	200	200
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.190%	10/5/12	985	985
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.190%	10/5/12	435	435
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.190%	10/5/12	300	300
8 New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.180%	10/5/12	220	220
8 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.180%	10/5/12	1,000	1,000
8 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.180%	10/5/12	265	265
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.190%	10/5/12	600	600
8 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.170%	10/5/12	1,100	1,100
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.190%	10/5/12	200	200
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.180%	10/5/12	1,100	1,100
8 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.180%	10/5/12	400	400
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.200%	10/5/12	100	100
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.190%	10/5/12	400	400

8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.190%	10/5/12	125	125
8 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.180%	10/5/12	250	250
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.190%	10/5/12	300	300
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.170%	10/5/12	500	500
8 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.170%	10/5/12	400	400
8 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.180%	10/5/12	100	100
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.180%	10/5/12	250	250
8 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)
VRDO	0.180%	10/5/12	500	500
8 North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.190%	10/5/12	500	500
8 Oakland University of Michigan Revenue VRDO	0.180%	10/5/12	100	100
8 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.190%	10/5/12	115	115
8 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.170%	10/5/12	675	675
Ohio State University General Receipts
Revenue VRDO	0.150%	10/5/12	1,300	1,300
Ohio State University General Receipts
Revenue VRDO	0.180%	10/5/12	100	100
8 Piedmont SC Municipal Power Agency Revenue
VRDO	0.190%	10/5/12	250	250
8 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.170%	10/5/12	200	200
8 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.160%	10/5/12	100	100
8 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.190%	10/5/12	100	100
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.180%	10/5/12	250	250
8 San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.180%	10/5/12	250	250
8 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.170%	10/5/12	300	300
8 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.170%	10/5/12	200	200
8 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.150%	10/5/12	150	150
8 St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.180%	10/5/12	250	250

8 Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.190%	10/5/12	250	250
8 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.180%	10/5/12	520	520
8 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.190%	10/5/12	700	700
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	10/5/12	380	380
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	10/5/12	500	500
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.220%	10/5/12	15	15
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	10/5/12	300	300
7 Texas GO TOB VRDO	0.200%	10/1/12	4,000	4,000
8 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.190%	10/5/12	200	200
8 University of South Florida Financing Corp. COP
VRDO	0.180%	10/5/12	400	400
8 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.170%	10/5/12	100	100
8 Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.180%	10/5/12	100	100
8 Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.190%	10/5/12	100	100
8 Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.190%	10/5/12	260	260
8 Washington Housing Finance Commission Non-
profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.180%	10/5/12	100	100
8 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.180%	10/5/12	300	300
8 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.160%	10/5/12	200	200
8 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.180%	10/5/12	325	325
Total Tax-Exempt Municipal Bonds (Cost $42,025)				42,025
				Market
				Value
			Shares	($000)
Money Market Funds (2.2%)
9 Vanguard Municipal Cash Management Fund
(Cost $25,107)	0.173%		25,107,000	25,107
Total Investments (98.8%) (Cost $1,126,953)				1,126,953
Other Assets and Liabilities - Net (1.2%)				13,825
Net Assets (100%)				1,140,778

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2012, the aggregate value of these securities was $159,762,000, representing 14.0% of net assets.
6 Guaranteed by the Commonwealth of Australia.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sod in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $11,623,000, representing 1.0% of net assets.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of September 30, 2012

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (6.5%)
United States Treasury Note/Bond	1.375%	1/15/13	8,000	8,029
1	United States Treasury Note/Bond	2.000%	11/30/13	5,000	5,104
2	United States Treasury Note/Bond	2.250%	1/31/15	6,500	6,798
United States Treasury Note/Bond	2.375%	2/28/15	5,000	5,252
United States Treasury Note/Bond	0.375%	3/15/15	1,250	1,253
United States Treasury Note/Bond	2.500%	3/31/15	3,500	3,694
United States Treasury Note/Bond	0.250%	5/15/15	8,702	8,692
United States Treasury Note/Bond	2.125%	5/31/15	1,300	1,363
United States Treasury Note/Bond	0.375%	6/15/15	3,744	3,752
United States Treasury Note/Bond	1.750%	7/31/15	4,500	4,682
United States Treasury Note/Bond	1.250%	8/31/15	17	17
United States Treasury Note/Bond	0.250%	9/15/15	3,200	3,194
United States Treasury Note/Bond	0.625%	5/31/17	6,175	6,192
United States Treasury Note/Bond	0.750%	6/30/17	6,000	6,048
United States Treasury Note/Bond	0.625%	8/31/17	2,500	2,502
United States Treasury Note/Bond	1.500%	8/31/18	1,000	1,039
67,611
Conventional Mortgage-Backed Securities (0.0%)
[3,4] Fannie Mae Pool	6.000%	12/1/16	63	67
[3,4] Fannie Mae Pool	6.500%	9/1/16	66	72
[3,4] Freddie Mac Gold Pool	6.000%	4/1/17	54	58
197
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool	2.125%	12/1/32	21	21
3,4,5Fannie Mae Pool	2.250%	6/1/33	140	150
3,4,5Fannie Mae Pool	2.310%	7/1/32	17	19
3,4,5Fannie Mae Pool	2.335%	5/1/33	138	148
3,4,5Fannie Mae Pool	2.340%	9/1/32	3	4
3,4,5Fannie Mae Pool	2.624%	9/1/32	10	10
3,4,5Fannie Mae Pool	2.817%	2/1/37	46	50
3,4,5Fannie Mae Pool	2.885%	8/1/37	16	17
3,4,5Fannie Mae Pool	2.902%	8/1/33	47	48
3,4,5Fannie Mae Pool	2.910%	8/1/33	136	142
3,4,5Fannie Mae Pool	2.925%	7/1/33	289	299
3,4,5Fannie Mae Pool	3.016%	5/1/33	29	32
3,4,5Freddie Mac Non Gold Pool	2.379%	9/1/32	22	24
3,4,5Freddie Mac Non Gold Pool	2.643%	9/1/32	35	36
3,4,5Freddie Mac Non Gold Pool	2.711%	10/1/32	18	19
3,4,5Freddie Mac Non Gold Pool	2.864%	8/1/37	66	69
3,4,5Freddie Mac Non Gold Pool	2.931%	1/1/33	18	19
3,4,5Freddie Mac Non Gold Pool	3.086%	2/1/33–8/1/33	70	74
1,181
Total U.S. Government and Agency Obligations (Cost $68,742)	68,989
Asset-Backed/Commercial Mortgage-Backed Securities (18.7%)
4	Ally Auto Receivables Trust	1.140%	6/15/16	1,000	1,015
[4,6] Ally Auto Receivables Trust	2.690%	2/15/17	500	518
4	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	1,300	1,320

4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	1,200	1,233
4	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	400	407
4	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	300	300
[4,6] Ally Master Owner Trust		3.470%	4/15/15	500	506
[4,6] Ally Master Owner Trust		3.870%	4/15/15	300	303
[4,6] Ally Master Owner Trust		4.250%	4/15/17	65	71
[4,6] Ally Master Owner Trust		4.590%	4/15/17	400	429
4	Ally Master Owner Trust	1.210%	6/15/17	1,250	1,256
[4,5] Ally Master Owner Trust		1.291%	8/15/17	1,650	1,680
4,5,6Ally Master Owner Trust		1.771%	8/15/17	990	1,007
4,5,6Ally Master Owner Trust		2.171%	8/15/17	750	762
4,5,6American Express Credit Account Master
	Trust	0.891%	12/15/16	150	150
[4,5] American Express Credit Account Master
	Trust	0.491%	1/15/20	1,000	1,004
[4,6] Americold 2010 LLC Trust		4.954%	1/14/29	275	321
[4,6] Americold 2010 LLC Trust		6.811%	1/14/29	230	281
[4,5] AmeriCredit Automobile Receivables Trust
	2008-1	5.228%	1/6/15	168	170
[4,5] AmeriCredit Automobile Receivables Trust
	2008-2	5.228%	4/6/15	346	354
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	200	202
4	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	52	53
4,5,6Arkle Master Issuer plc		1.685%	5/17/60	620	631
4,5,6Arran Residential Mortgages Funding plc		1.837%	5/16/47	520	528
4,5,6Arran Residential Mortgages Funding plc		1.883%	11/19/47	1,170	1,195
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	590	618
[4,5] BA Credit Card Trust		0.261%	11/15/19	790	782
4	Banc of America Commercial Mortgage Trust
	2006-1	5.334%	9/10/45	23	23
4	Banc of America Commercial Mortgage Trust
	2007-2	5.803%	4/10/49	580	682
4	Banc of America Funding Corp.	3.072%	9/20/46	854	564
4	Bank of America Mortgage Trust 2002-J	3.738%	9/25/32	1	1
4,5,6Bank of America Student Loan Trust		1.251%	2/25/43	1,580	1,587
6	Bank of Montreal	2.625%	1/25/16	1,600	1,706
6	Bank of Montreal	1.950%	1/30/18	570	596
6	Bank of Nova Scotia	2.150%	8/3/16	1,100	1,158
6	Bank of Nova Scotia	1.950%	1/30/17	700	733
[4,5] Bank One Issuance Trust		1.021%	2/15/17	200	200
[4,6] Beacon Container Finance LLC		3.720%	9/20/27	450	450
4	Bear Stearns Adjustable Rate Mortgage Trust
	2006-4	2.730%	10/25/36	966	606
4	Bear Stearns Adjustable Rate Mortgage Trust
	2007-3	3.117%	5/25/47	825	538
4	Bear Stearns Commercial Mortgage
	Securities Inc.	5.906%	6/11/40	395	466
4,5,6BMW Floorplan Master Owner Trust		0.619%	9/15/17	2,100	2,101
[4,5] Brazos Higher Education Authority, Inc.		0.569%	6/25/26	350	328
[4,5] Brazos Higher Education Authority, Inc.		1.327%	5/25/29	897	902
[4,5] Brazos Higher Education Authority, Inc.		1.227%	2/25/30	1,000	1,008
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	1,150	1,230
[4,5] Capital One Multi-Asset Execution Trust		2.471%	7/15/16	840	850
[4,5] Capital One Multi-Asset Execution Trust		1.271%	12/15/16	72	72
[4,5] Capital One Multi-Asset Execution Trust		0.311%	8/15/18	130	130
[4,5] Capital One Multi-Asset Execution Trust		0.311%	6/17/19	500	498

[4,5] Capital One Multi-Asset Execution Trust		0.271%	11/15/19	610	605
[4,5] Capital One Multi-Asset Execution Trust		0.301%	12/16/19	6,880	6,834
[4,5] Capital One Multi-Asset Execution Trust		0.261%	7/15/20	3,690	3,655
4,5,6Cards II Trust		0.671%	9/15/17	680	680
4	CarMax Auto Owner Trust	2.040%	10/15/15	800	817
4	CenterPoint Energy Transition Bond Co. LLC	2.161%	10/15/21	700	737
[4,6] CFCRE Commercial Mortgage Trust		5.734%	4/15/44	36	39
[4,6] CFCRE Commercial Mortgage Trust		5.745%	12/15/47	175	207
4	Chase Issuance Trust	0.790%	6/15/17	2,600	2,623
[4,5] Chase Issuance Trust		0.681%	4/15/19	800	787
[4,5] Chase Issuance Trust		0.491%	5/15/19	2,300	2,307
4	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	700	706
[4,6] CIT Equipment Collateral		1.100%	8/22/16	700	703
[4,5] Citibank Credit Card Issuance Trust		0.619%	2/20/15	920	918
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,154
[4,5] Citibank Credit Card Issuance Trust		0.686%	3/24/17	100	99
[4,5] Citibank Credit Card Issuance Trust		0.449%	12/17/18	525	522
[4,5] Citibank Credit Card Issuance Trust		0.495%	12/17/18	1,960	1,946
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	730
[4,5] Citibank Credit Card Issuance Trust		1.594%	5/20/20	1,500	1,590
4,5,6Citibank Omni Master Trust		2.971%	8/15/18	1,690	1,768
[4,6] Citibank Omni Master Trust		5.350%	8/15/18	2,035	2,210
[4,6] Citibank Omni Master Trust		4.900%	11/15/18	3,231	3,514
[4,6] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	59	59
[4,6] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	400	404
4	Citigroup Commercial Mortgage Trust	3.024%	9/10/45	150	154
[4,6] Citigroup Commercial Mortgage Trust		3.683%	9/10/45	52	53
4	Citigroup Mortgage Loan Trust 2007-AR8	2.834%	7/25/37	435	295
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.205%	12/11/49	283	285
[4,6] CLI Funding LLC		4.500%	3/18/26	258	268
4	CNH Equipment Trust	1.750%	5/16/16	400	408
4	CNH Equipment Trust	1.740%	1/17/17	2,500	2,537
4	CNH Equipment Trust	1.290%	9/15/17	800	815
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	600	686
4	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.306%	12/10/46	900	1,036
4	Commercial Mortgage Pass Through
	Certificates 2006-C9	5.811%	12/10/49	288	289
4	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.147%	8/15/45	75	79
4	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.791%	8/15/45	100	106
6	Commonwealth Bank of Australia	2.250%	3/16/17	1,050	1,092
4	Countrywide Home Loan Mortgage Pass
	Through Trust	2.961%	11/19/33	86	83
4	Countrywide Home Loan Mortgage Pass
	Through Trust	2.756%	3/20/36	450	261
4	Countrywide Home Loan Mortgage Pass
	Through Trust	2.898%	2/25/47	556	287
6	Credit Suisse AG	1.625%	3/6/15	400	408
4	Credit Suisse Commercial Mortgage Trust
	2006-C3	6.000%	6/15/38	357	407
4	Credit Suisse Commercial Mortgage Trust
	2007-C3	5.866%	6/15/39	151	151

4	Credit Suisse Commercial Mortgage Trust
	2007-C5	5.589%	9/15/40	134	134
[4,6] Cronos Containers Program Ltd.		3.810%	9/18/27	450	450
[4,5] Discover Card Master Trust		0.801%	3/15/18	4,200	4,254
[4,5] Discover Card Master Trust		0.591%	11/15/19	2,000	2,010
4	Discover Card Master Trust	1.670%	1/18/22	2,700	2,707
[4,6] Dominos Pizza Master Issuer LLC		5.216%	1/25/42	794	881
[4,6] Enterprise Fleet Financing LLC		1.430%	10/20/16	1,049	1,056
[4,6] Enterprise Fleet Financing LLC		1.900%	10/20/16	300	306
[4,6] Enterprise Fleet Financing LLC		2.100%	5/20/17	331	339
[4,6] Enterprise Fleet Financing LLC		0.720%	4/20/18	800	800
[4,6] Enterprise Fleet Financing LLC		0.930%	4/20/18	250	246
[4,6] Extended Stay America Trust 2010-ESH		2.951%	11/5/27	386	388
4	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.044%	11/25/36	344	261
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.589%	1/25/37	800	542
[4,6] Fontainebleau Miami Beach Trust		2.887%	5/5/27	230	238
4	Ford Credit Auto Lease Trust	1.420%	1/15/15	400	406
4	Ford Credit Auto Lease Trust	1.030%	4/15/15	600	605
[4,6] Ford Credit Auto Lease Trust		1.100%	12/15/15	250	250
4	Ford Credit Auto Owner Trust	2.930%	11/15/15	150	155
4	Ford Credit Auto Owner Trust	3.220%	3/15/16	150	155
4	Ford Credit Auto Owner Trust	1.150%	6/15/17	250	255
4,5,6Ford Credit Floorplan Master Owner Trust		2.471%	12/15/14	440	442
4,5,6Ford Credit Floorplan Master Owner Trust		2.871%	12/15/14	2,280	2,290
4	Ford Credit Floorplan Master Owner Trust	0.940%	9/15/16	300	300
4	Ford Credit Floorplan Master Owner Trust	1.390%	9/15/16	700	701
4,5,6Ford Credit Floorplan Master Owner Trust		1.921%	2/15/17	2,635	2,725
[4,6] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	410	443
[4,6] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	530	575
4	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	700	724
4	Ford Credit Floorplan Master Owner Trust	1.490%	9/15/19	2,700	2,715
4	Ford Credit Floorplan Master Owner Trust	1.690%	9/15/19	200	201
4	Ford Credit Floorplan Master Owner Trust	2.140%	9/15/19	200	201
4	GE Capital Credit Card Master Note Trust	1.360%	8/17/20	1,700	1,719
4	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	2,000	2,085
[4,5] GE Dealer Floorplan Master Note Trust		0.818%	7/20/16	1,500	1,510
[4,5] GE Dealer Floorplan Master Note Trust		0.789%	2/20/17	1,000	1,004
[4,5] GE Dealer Floorplan Master Note Trust		0.969%	4/22/19	900	911
4	GMAC Mortgage Corp. Loan Trust	4.915%	11/19/35	158	138
4,5,6Golden Credit Card Trust		0.671%	7/17/17	1,400	1,403
[4,6] Golden Credit Card Trust		1.770%	1/15/19	2,200	2,262
[4,5] Granite Master Issuer plc		0.301%	12/17/54	70	68
[4,5] Granite Master Issuer plc		0.358%	12/20/54	209	205
[4,6] Great America Leasing Receivables		2.340%	4/15/16	450	459
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	250	277
[4,6] GS Mortgage Securities Corp. II		3.215%	2/10/21	340	346
[4,6] GS Mortgage Securities Corp. II		3.563%	2/10/21	125	127
[4,6] GS Mortgage Securities Corp. II		3.551%	4/10/34	400	432
4	GS Mortgage Securities Corp. II	5.553%	4/10/38	667	755
[4,6] GS Mortgage Securities Corp. II		5.402%	12/10/43	100	110
[4,6] GS Mortgage Securities Corp. II		5.727%	3/10/44	70	79
[4,6] GS Mortgage Securities Corp. II		4.948%	1/10/45	25	29
4	GS Mortgage Securities Corp. II	3.377%	5/10/45	150	162
4	Harley-Davidson Motorcycle Trust 2009-2	3.320%	2/15/17	54	54
4	Harley-Davidson Motorcycle Trust 2009-3	2.540%	4/15/17	63	63

4	Harley-Davidson Motorcycle Trust 2009-4	2.400%	7/15/14	22	22
4	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	700	707
4	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	1,200	1,216
[4,6] Hertz Vehicle Financing LLC		5.290%	3/25/16	620	682
[4,6] Hertz Vehicle Financing LLC		3.740%	2/25/17	1,500	1,639
[4,6] Hertz Vehicle Financing LLC		3.290%	3/25/18	1,000	1,076
4,5,6Holmes Master Issuer PLC		2.005%	10/21/54	300	306
[4,6] Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	1,500	1,514
[4,6] Hyundai Auto Lease Securitization Trust
	2011-A	1.120%	11/15/16	1,000	1,021
[4,6] Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	400	403
4	Hyundai Auto Receivables Trust	3.150%	3/15/16	623	635
4	Hyundai Auto Receivables Trust	1.950%	10/15/18	200	202
4,5,6Hyundai Floorplan Master Owner Trust		1.471%	11/17/14	550	551
5	Illinois Student Assistance Commission	1.501%	4/25/22	900	910
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	690	823
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.093%	7/5/32	150	158
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	120	136
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.616%	11/15/43	75	82
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.070%	11/15/43	70	79
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.713%	11/15/43	170	177
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.713%	11/15/43	150	171
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	2.829%	10/15/45	200	205
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.424%	10/15/45	150	154
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.388%	2/15/46	440	499
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	97	99
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.491%	8/15/46	100	119
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	321	326
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.988%	6/15/49	937	980
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	674	678
4,5,6Kildare Securities Ltd.		0.528%	12/10/43	346	331
4,5,6Lanark Master Issuer plc		1.834%	12/22/54	740	760
4	LB-UBS Commercial Mortgage Trust	6.064%	6/15/38	270	314
4	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	74	74
4	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	122	122
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,190
[4,6] Macquarie Equipment Funding Trust		1.910%	4/20/17	350	355
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.572%	4/25/34	75	69
[4,5] MBNA Credit Card Master Note Trust		0.641%	7/15/15	1,481	1,479

[4,5] MBNA Credit Card Master Note Trust		1.571%	3/15/16	230	231
[4,5] MBNA Credit Card Master Note Trust		1.121%	11/15/16	1,050	1,052
[4,5] MBNA Credit Card Master Note Trust		0.481%	8/16/21	455	453
[4,6] Mercedes-Benz Auto Lease Trust 2011-B		1.240%	7/17/17	350	353
4	Merrill Lynch Mortgage Investors Inc.	2.225%	2/25/33	79	75
4	Merrill Lynch Mortgage Investors Inc.	2.753%	7/25/33	30	30
4	Merrill Lynch Mortgage Trust	4.556%	6/12/43	41	42
4	Merrill Lynch Mortgage Trust	5.938%	6/12/50	202	202
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	64	64
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	196	198
[4,6] MMAF Equipment Finance LLC		2.100%	7/15/17	625	645
[4,6] MMAF Equipment Finance LLC		3.040%	8/15/28	700	749
[4,6] MMAF Equipment Finance LLC		3.510%	1/15/30	550	569
[4,6] MMAF Equipment Finance LLC		1.980%	6/10/32	370	376
[4,6] Morgan Stanley Bank of America Merrill Lynch
	Trust	3.277%	10/15/22	300	307
4	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.176%	8/15/45	200	212
4	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.792%	8/15/45	100	106
4	Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	136	136
4	Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	112	112
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	63
[4,6] Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	200	211
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.541%	6/25/36	385	348
4,5,6Motor plc		0.735%	2/25/20	1,035	1,035
[4,6] Motor plc		1.286%	2/25/20	305	305
6	National Australia Bank Ltd.	2.000%	6/20/17	800	822
4,5,6Navistar Financial Dealer Note Master Trust		1.667%	10/26/15	300	300
4	Nissan Auto Lease Trust	0.980%	5/15/15	585	590
4	Nissan Auto Lease Trust	1.130%	5/15/17	340	344
4	Nissan Auto Lease Trust 2011-B	1.100%	1/16/17	900	909
[4,5] Nissan Master Owner Trust Receivables		0.691%	5/15/17	1,570	1,577
[4,5] North Carolina State Education Assistance
	Authority	1.251%	7/25/25	130	130
5	North Carolina State Education Assistance
	Authority	1.351%	1/26/26	700	706
4,5,6Permanent Master Issuer plc		1.605%	7/15/42	1,240	1,243
[4,6] Rental Car Finance Corp.		2.510%	2/25/16	2,400	2,468
4	RFMSI Trust	3.833%	8/25/36	699	449
4	RFMSI Trust	3.961%	9/25/36	250	168
	Royal Bank of Canada	1.200%	9/19/17	1,425	1,436
4,5,6Silverstone Master Issuer plc		1.953%	1/21/55	790	817
[4,5] SLM Student Loan Trust		0.500%	9/25/19	875	875
4,5,6SLM Student Loan Trust		1.321%	12/15/21	339	341
4,5,6SLM Student Loan Trust		1.621%	12/15/23	680	685
4,5,6SLM Student Loan Trust		1.221%	10/15/24	453	453
[4,5] SLM Student Loan Trust		0.571%	1/27/25	1,033	1,026
[4,5] SLM Student Loan Trust		0.551%	4/25/25	2,275	2,243
[4,5] SLM Student Loan Trust		0.551%	10/27/25	455	450
[4,5] SLM Student Loan Trust		0.561%	10/27/25	800	772
[4,5] SLM Student Loan Trust		0.541%	1/26/26	1,575	1,498
[4,5] SLM Student Loan Trust		0.561%	1/25/27	500	479
[4,6] SLM Student Loan Trust		4.370%	4/17/28	300	329

[4,6] SLM Student Loan Trust		3.740%	2/15/29	1,400	1,496
[4,6] SLM Student Loan Trust		3.480%	10/15/30	450	478
[4,6] SLM Student Loan Trust		4.540%	10/17/44	637	699
4,5,6SMART Trust		1.074%	10/14/14	221	222
[4,6] SMART Trust		1.770%	10/14/14	534	537
4,5,6SMART Trust		1.724%	12/14/15	1,300	1,311
[4,6] SMART Trust		2.520%	11/14/16	700	717
[4,6] SMART Trust		2.310%	4/14/17	1,150	1,175
[4,6] Sonic Capital LLC		5.438%	5/20/41	480	534
[4,5] South Carolina Student Loan Corp.		1.451%	7/25/25	650	657
[4,6] TAL Advantage LLC		4.310%	5/20/26	329	343
[4,6] Textainer Marine Containers Ltd.		4.700%	6/15/26	438	460
[4,6] Tidewater Auto Receivables Trust		5.920%	5/15/17	26	26
6	Toronto-Dominion Bank	1.625%	9/14/16	2,350	2,429
6	Toronto-Dominion Bank	1.500%	3/13/17	1,500	1,543
4	UBS Commercial Mortgage Trust	4.171%	5/10/45	30	32
[4,6] UBS-BAMLL Trust		3.663%	6/10/30	300	323
4	Volkswagen Auto Lease Trust	1.060%	5/22/17	350	353
4	Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	500	509
4,5,6Volkswagen Credit Auto Master Owner Trust		0.898%	9/20/16	1,900	1,916
[4,6] Volvo Financial Equipment LLC		2.990%	5/15/17	358	359
[4,6] Volvo Financial Equipment LLC		2.380%	9/16/19	150	154
4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	270	310
4	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	398	402
4	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	1,090	1,252
4	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16	16
4	WaMu Mortgage Pass Through Certificates	2.396%	1/25/33	21	21
4	WaMu Mortgage Pass Through Certificates	2.318%	8/25/33	39	37
4	WaMu Mortgage Pass Through Certificates	2.449%	9/25/33	49	47
4	Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	150	154
4	Wells Fargo Commercial Mortgage Trust	3.539%	10/15/45	40	41
4	Wells Fargo Mortgage Backed Securities
	Trust	2.619%	10/25/36	731	621
6	Westpac Banking Corp.	1.375%	7/17/15	780	790
6	Westpac Banking Corp.	2.450%	11/28/16	300	315
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	326
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	200	217
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	150	157
4	World Omni Auto Receivables Trust	5.120%	5/15/14	169	171
4	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	1,300	1,312
4	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	660	673
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $191,016)					194,175
Corporate Bonds (63.5%)
Finance (28.0%)
	Banking (20.2%)
	Abbey National Treasury Services plc	2.875%	4/25/14	910	922
6	Abbey National Treasury Services plc	3.875%	11/10/14	400	408
	Abbey National Treasury Services plc	4.000%	4/27/16	750	780
	American Express Bank FSB	5.500%	4/16/13	1,250	1,284
	American Express Centurion Bank	6.000%	9/13/17	250	303
	American Express Co.	4.875%	7/15/13	120	124
	American Express Co.	7.250%	5/20/14	750	828
	American Express Credit Corp.	5.875%	5/2/13	1,065	1,099
	American Express Credit Corp.	7.300%	8/20/13	1,615	1,711
	American Express Credit Corp.	5.125%	8/25/14	750	812

American Express Credit Corp.	1.750%	6/12/15	915	936
American Express Credit Corp.	2.750%	9/15/15	1,376	1,449
American Express Credit Corp.	2.800%	9/19/16	1,255	1,335
American Express Credit Corp.	2.375%	3/24/17	500	527
Associated Banc-Corp	1.875%	3/12/14	1,100	1,102
6 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	525	555
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	650	654
Bancolombia SA	4.250%	1/12/16	180	188
Bank of America Corp.	4.875%	1/15/13	1,315	1,328
Bank of America Corp.	4.900%	5/1/13	405	414
Bank of America Corp.	7.375%	5/15/14	1,965	2,149
Bank of America Corp.	5.375%	6/15/14	300	319
Bank of America Corp.	4.500%	4/1/15	1,095	1,171
Bank of America Corp.	4.750%	8/1/15	290	314
Bank of America Corp.	3.700%	9/1/15	100	106
Bank of America Corp.	3.625%	3/17/16	825	869
Bank of America Corp.	3.750%	7/12/16	150	159
Bank of America Corp.	6.500%	8/1/16	885	1,027
Bank of America Corp.	5.625%	10/14/16	370	419
Bank of America Corp.	5.420%	3/15/17	710	764
Bank of America Corp.	3.875%	3/22/17	200	215
Bank of America Corp.	6.000%	9/1/17	620	717
Bank of Montreal	1.750%	4/29/14	400	408
Bank of Montreal	2.500%	1/11/17	1,745	1,845
Bank of Montreal	1.400%	9/11/17	705	708
Bank of New York Mellon Corp.	4.950%	11/1/12	75	75
Bank of New York Mellon Corp.	4.500%	4/1/13	50	51
Bank of New York Mellon Corp.	5.125%	8/27/13	200	209
Bank of New York Mellon Corp.	4.300%	5/15/14	1,167	1,238
Bank of New York Mellon Corp.	1.700%	11/24/14	460	470
Bank of New York Mellon Corp.	3.100%	1/15/15	340	359
Bank of New York Mellon Corp.	1.200%	2/20/15	280	284
Bank of New York Mellon Corp.	4.950%	3/15/15	825	907
Bank of New York Mellon Corp.	2.300%	7/28/16	690	723
Bank of New York Mellon Corp.	2.400%	1/17/17	760	798
Bank of New York Mellon Corp.	1.969%	6/20/17	200	207
Bank of Nova Scotia	1.850%	1/12/15	800	824
Bank of Nova Scotia	3.400%	1/22/15	1,195	1,268
Bank of Nova Scotia	2.050%	10/7/15	387	401
Bank of Nova Scotia	2.900%	3/29/16	660	704
Bank of Nova Scotia	2.550%	1/12/17	1,675	1,771
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	645	648
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	800	804
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.350%	2/23/17	200	207
Bank One Corp.	4.900%	4/30/15	385	418
Barclays Bank plc	2.375%	1/13/14	1,000	1,016
Barclays Bank plc	5.200%	7/10/14	2,640	2,818
Barclays Bank plc	2.750%	2/23/15	1,300	1,338
Barclays Bank plc	5.000%	9/22/16	2,425	2,716
BB&T Corp.	3.375%	9/25/13	300	308
BB&T Corp.	2.050%	4/28/14	1,220	1,247
BB&T Corp.	5.700%	4/30/14	1,331	1,433
BB&T Corp.	5.200%	12/23/15	365	408
BB&T Corp.	3.200%	3/15/16	825	885
BB&T Corp.	3.950%	4/29/16	260	286
BB&T Corp.	2.150%	3/22/17	1,000	1,036
BB&T Corp.	4.900%	6/30/17	250	282

	BB&T Corp.	1.600%	8/15/17	540	547
	Bear Stearns Cos. LLC	5.700%	11/15/14	677	741
	Bear Stearns Cos. LLC	5.300%	10/30/15	585	652
	Bear Stearns Cos. LLC	5.550%	1/22/17	650	737
	BNP Paribas SA	3.250%	3/11/15	1,100	1,143
	BNP Paribas SA	3.600%	2/23/16	1,870	1,973
	BNP Paribas SA	2.375%	9/14/17	2,500	2,502
	BNY Mellon NA	4.750%	12/15/14	450	486
6	BPCE SA	2.375%	10/4/13	355	355
	Branch Banking & Trust Co.	5.625%	9/15/16	125	143
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	1,050	1,053
	Capital One Bank USA NA	6.500%	6/13/13	125	130
	Capital One Financial Corp.	6.250%	11/15/13	100	106
	Capital One Financial Corp.	7.375%	5/23/14	1,115	1,229
	Capital One Financial Corp.	2.125%	7/15/14	250	255
	Capital One Financial Corp.	2.150%	3/23/15	790	810
	Capital One Financial Corp.	3.150%	7/15/16	260	276
	Capital One Financial Corp.	6.750%	9/15/17	480	589
	Citigroup Inc.	5.500%	4/11/13	860	882
	Citigroup Inc.	5.850%	7/2/13	230	239
	Citigroup Inc.	6.500%	8/19/13	820	861
	Citigroup Inc.	6.000%	12/13/13	1,257	1,331
	Citigroup Inc.	6.375%	8/12/14	905	984
	Citigroup Inc.	5.000%	9/15/14	495	522
	Citigroup Inc.	5.500%	10/15/14	475	512
	Citigroup Inc.	6.010%	1/15/15	410	450
	Citigroup Inc.	2.650%	3/2/15	305	312
	Citigroup Inc.	4.875%	5/7/15	251	266
	Citigroup Inc.	4.750%	5/19/15	556	598
	Citigroup Inc.	4.700%	5/29/15	165	177
	Citigroup Inc.	4.587%	12/15/15	500	543
	Citigroup Inc.	3.953%	6/15/16	615	658
	Citigroup Inc.	5.850%	8/2/16	190	216
	Citigroup Inc.	4.450%	1/10/17	370	405
4,6,7Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.700%	6/1/14	470	500
	Comerica Bank	5.750%	11/21/16	225	262
	Comerica Bank	5.200%	8/22/17	60	69
6	Commonwealth Bank of Australia	5.000%	11/6/12	400	402
	Commonwealth Bank of Australia	1.950%	3/16/15	1,150	1,173
	Commonwealth Bank of Australia	1.250%	9/18/15	850	852
6	Commonwealth Bank of Australia	3.250%	3/17/16	800	843
	Commonwealth Bank of Australia	1.900%	9/18/17	550	551
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	55	56
6	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.200%	5/13/14	360	376
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	300	309
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	1,860	1,980
	Countrywide Financial Corp.	6.250%	5/15/16	630	686
	Credit Suisse	5.000%	5/15/13	1,825	1,874
	Credit Suisse	2.200%	1/14/14	200	204
	Credit Suisse	5.500%	5/1/14	1,700	1,816
	Credit Suisse	3.500%	3/23/15	944	997
	Credit Suisse USA Inc.	5.500%	8/15/13	250	260

Credit Suisse USA Inc.	4.875%	1/15/15	467	506
Credit Suisse USA Inc.	5.125%	8/15/15	1,100	1,219
Credit Suisse USA Inc.	5.375%	3/2/16	825	928
Credit Suisse USA Inc.	5.850%	8/16/16	950	1,085
Deutsche Bank AG	4.875%	5/20/13	1,200	1,232
Deutsche Bank AG	3.450%	3/30/15	815	860
Deutsche Bank AG	3.250%	1/11/16	2,273	2,403
Deutsche Bank AG	6.000%	9/1/17	1,600	1,906
Deutsche Bank Financial LLC	5.375%	3/2/15	175	186
Fifth Third Bancorp	6.250%	5/1/13	635	655
Fifth Third Bancorp	3.625%	1/25/16	1,000	1,077
Fifth Third Bank	4.750%	2/1/15	425	455
4 Fifth Third Capital Trust IV	6.500%	4/15/67	5	5
First Horizon National Corp.	5.375%	12/15/15	875	957
Golden West Financial Corp.	4.750%	10/1/12	400	400
Goldman Sachs Group Inc.	4.750%	7/15/13	105	108
Goldman Sachs Group Inc.	5.250%	10/15/13	1,200	1,254
Goldman Sachs Group Inc.	5.150%	1/15/14	495	520
Goldman Sachs Group Inc.	6.000%	5/1/14	952	1,022
Goldman Sachs Group Inc.	5.000%	10/1/14	425	455
Goldman Sachs Group Inc.	5.125%	1/15/15	1,195	1,285
Goldman Sachs Group Inc.	3.300%	5/3/15	550	572
Goldman Sachs Group Inc.	3.700%	8/1/15	935	986
Goldman Sachs Group Inc.	5.350%	1/15/16	609	673
Goldman Sachs Group Inc.	3.625%	2/7/16	1,540	1,623
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,135
Goldman Sachs Group Inc.	5.625%	1/15/17	310	342
Goldman Sachs Group Inc.	6.250%	9/1/17	240	280
HSBC Bank USA NA	4.625%	4/1/14	670	703
HSBC Bank USA NA	6.000%	8/9/17	250	288
HSBC USA Inc.	2.375%	2/13/15	2,150	2,216
6 ING Bank NV	3.750%	3/7/17	360	373
JPMorgan Chase & Co.	4.750%	5/1/13	682	699
JPMorgan Chase & Co.	1.650%	9/30/13	50	51
JPMorgan Chase & Co.	5.375%	1/15/14	175	185
JPMorgan Chase & Co.	2.050%	1/24/14	340	346
JPMorgan Chase & Co.	4.875%	3/15/14	800	843
JPMorgan Chase & Co.	4.650%	6/1/14	626	663
JPMorgan Chase & Co.	5.125%	9/15/14	1,162	1,245
JPMorgan Chase & Co.	3.700%	1/20/15	633	670
JPMorgan Chase & Co.	4.750%	3/1/15	440	478
JPMorgan Chase & Co.	1.875%	3/20/15	415	423
JPMorgan Chase & Co.	3.400%	6/24/15	685	727
5 JPMorgan Chase & Co.	1.505%	9/1/15	190	190
JPMorgan Chase & Co.	5.150%	10/1/15	250	277
JPMorgan Chase & Co.	2.600%	1/15/16	463	483
JPMorgan Chase & Co.	3.450%	3/1/16	820	872
JPMorgan Chase & Co.	3.150%	7/5/16	1,180	1,246
JPMorgan Chase & Co.	2.000%	8/15/17	490	493
KeyBank NA	5.450%	3/3/16	300	333
KeyCorp	6.500%	5/14/13	700	723
KeyCorp	3.750%	8/13/15	625	674
Lloyds TSB Bank plc	4.875%	1/21/16	2,161	2,358
Lloyds TSB Bank plc	4.200%	3/28/17	2,050	2,256
Manufacturers & Traders Trust Co.	6.625%	12/4/17	460	549
Mellon Funding Corp.	5.200%	5/15/14	200	215
Mellon Funding Corp.	5.000%	12/1/14	165	178

	Merrill Lynch & Co. Inc.	5.450%	2/5/13	460	467
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	335	345
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	105	109
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	762
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	410	441
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	760	826
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	117	126
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	616	715
	Morgan Stanley	2.875%	1/24/14	335	339
	Morgan Stanley	4.750%	4/1/14	1,169	1,210
	Morgan Stanley	6.000%	5/13/14	1,074	1,139
	Morgan Stanley	4.200%	11/20/14	665	691
	Morgan Stanley	4.100%	1/26/15	900	931
	Morgan Stanley	6.000%	4/28/15	665	721
	Morgan Stanley	4.000%	7/24/15	550	570
	Morgan Stanley	5.375%	10/15/15	670	721
	Morgan Stanley	3.450%	11/2/15	250	256
	Morgan Stanley	3.800%	4/29/16	1,030	1,063
	Morgan Stanley	5.750%	10/18/16	505	554
	Morgan Stanley	5.450%	1/9/17	1,235	1,347
	Morgan Stanley	4.750%	3/22/17	395	423
	Morgan Stanley	5.550%	4/27/17	255	279
	Morgan Stanley	6.250%	8/28/17	340	385
	National Australia Bank Ltd.	2.000%	3/9/15	800	816
	National Australia Bank Ltd.	1.600%	8/7/15	750	756
	National Australia Bank Ltd.	2.750%	3/9/17	1,130	1,183
	National Bank of Canada	1.500%	6/26/15	800	814
	National City Bank	4.625%	5/1/13	170	174
	National City Bank	5.250%	12/15/16	500	565
	National City Bank	5.800%	6/7/17	375	438
	National City Corp.	4.900%	1/15/15	655	715
6	Nordea Bank AB	3.125%	3/20/17	235	246
	PNC Bank NA	4.875%	9/21/17	220	253
	PNC Funding Corp.	3.000%	5/19/14	405	419
	PNC Funding Corp.	5.400%	6/10/14	200	216
	PNC Funding Corp.	3.625%	2/8/15	800	852
	PNC Funding Corp.	4.250%	9/21/15	615	675
	PNC Funding Corp.	5.250%	11/15/15	656	733
	PNC Funding Corp.	2.700%	9/19/16	1,290	1,372
[4,5] RBS Capital Trust IV		1.162%	9/29/49	300	146
	Regions Financial Corp.	5.750%	6/15/15	205	219
	Royal Bank of Canada	1.125%	1/15/14	305	308
	Royal Bank of Canada	1.450%	10/30/14	520	529
	Royal Bank of Canada	1.150%	3/13/15	500	506
	Royal Bank of Canada	2.625%	12/15/15	120	127
	Royal Bank of Canada	2.875%	4/19/16	1,700	1,812
	Royal Bank of Canada	2.300%	7/20/16	1,150	1,209
	Royal Bank of Scotland Group plc	2.550%	9/18/15	2,250	2,275
	Royal Bank of Scotland plc	4.875%	3/16/15	1,120	1,200
	Royal Bank of Scotland plc	3.950%	9/21/15	1,001	1,061
	Royal Bank of Scotland plc	4.375%	3/16/16	1,669	1,797
	Santander Holdings USA Inc.	3.000%	9/24/15	360	364
	Santander Holdings USA Inc.	4.625%	4/19/16	200	207
6	Societe Generale SA	3.100%	9/14/15	100	102
6	Societe Generale SA	3.500%	1/15/16	320	329
	SouthTrust Corp.	5.800%	6/15/14	680	731
	State Street Bank & Trust Co.	5.300%	1/15/16	190	212

State Street Corp.	2.875%	3/7/16	1,100	1,179
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	350	353
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	1,180	1,196
SunTrust Banks Inc.	3.600%	4/15/16	600	641
SunTrust Banks Inc.	3.500%	1/20/17	345	369
Svenska Handelsbanken AB	3.125%	7/12/16	601	640
Svenska Handelsbanken AB	2.875%	4/4/17	650	684
Toronto-Dominion Bank	2.500%	7/14/16	639	675
Toronto-Dominion Bank	2.375%	10/19/16	1,790	1,882
UBS AG	2.250%	1/28/14	1,650	1,675
UBS AG	3.875%	1/15/15	1,090	1,154
UBS AG	5.875%	7/15/16	350	384
UBS AG	5.875%	12/20/17	90	106
Union Bank NA	5.950%	5/11/16	1,100	1,258
Union Bank NA	3.000%	6/6/16	625	664
Union Bank NA	2.125%	6/16/17	475	486
UnionBanCal Corp.	5.250%	12/16/13	250	261
US Bancorp	1.375%	9/13/13	300	302
US Bancorp	1.125%	10/30/13	550	554
US Bancorp	4.200%	5/15/14	777	823
US Bancorp	2.875%	11/20/14	648	679
US Bancorp	2.450%	7/27/15	600	630
US Bancorp	2.200%	11/15/16	800	838
US Bancorp	1.650%	5/15/17	600	615
US Bank NA	6.300%	2/4/14	1,450	1,561
5 US Bank NA	0.735%	10/14/14	180	179
US Bank NA	4.950%	10/30/14	500	543
4 US Bank NA	3.778%	4/29/20	720	759
Wachovia Bank NA	4.800%	11/1/14	400	430
Wachovia Bank NA	4.875%	2/1/15	384	416
Wachovia Bank NA	5.000%	8/15/15	250	275
Wachovia Corp.	4.875%	2/15/14	369	387
Wachovia Corp.	5.250%	8/1/14	1,048	1,126
Wachovia Corp.	5.625%	10/15/16	920	1,067
7 Washington Mutual Bank	6.875%	6/15/11	517	1
Wells Fargo & Co.	4.625%	4/15/14	321	337
Wells Fargo & Co.	3.750%	10/1/14	1,357	1,438
Wells Fargo & Co.	1.250%	2/13/15	600	605
Wells Fargo & Co.	3.625%	4/15/15	380	406
Wells Fargo & Co.	1.500%	7/1/15	1,365	1,386
Wells Fargo & Co.	3.676%	6/15/16	1,265	1,373
Wells Fargo & Co.	2.625%	12/15/16	635	671
Wells Fargo & Co.	2.100%	5/8/17	530	545
Wells Fargo Bank NA	4.750%	2/9/15	285	308
Westpac Banking Corp.	2.100%	8/2/13	300	304
Westpac Banking Corp.	1.850%	12/9/13	610	619
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,317
Westpac Banking Corp.	3.000%	8/4/15	775	817
Westpac Banking Corp.	1.125%	9/25/15	650	651
Westpac Banking Corp.	3.000%	12/9/15	850	900
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,292

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	185	210
6 Charles Schwab Corp.	3.225%	9/1/22	170	172
Franklin Resources Inc.	1.375%	9/15/17	300	302
Jefferies Group Inc.	5.875%	6/8/14	50	53

Jefferies Group Inc.	3.875%	11/9/15	300	302
Jefferies Group Inc.	5.125%	4/13/18	120	121
7 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
TD Ameritrade Holding Corp.	2.950%	12/1/12	475	477
TD Ameritrade Holding Corp.	4.150%	12/1/14	400	427

Finance Companies (2.3%)
General Electric Capital Corp.	4.800%	5/1/13	873	895
General Electric Capital Corp.	1.875%	9/16/13	1,275	1,292
General Electric Capital Corp.	2.100%	1/7/14	445	453
General Electric Capital Corp.	5.900%	5/13/14	625	676
General Electric Capital Corp.	5.500%	6/4/14	350	377
General Electric Capital Corp.	4.750%	9/15/14	242	260
General Electric Capital Corp.	3.750%	11/14/14	850	903
General Electric Capital Corp.	2.150%	1/9/15	705	725
General Electric Capital Corp.	1.625%	7/2/15	835	850
General Electric Capital Corp.	4.375%	9/21/15	875	961
General Electric Capital Corp.	2.250%	11/9/15	485	503
General Electric Capital Corp.	5.000%	1/8/16	595	664
General Electric Capital Corp.	2.950%	5/9/16	600	635
General Electric Capital Corp.	3.350%	10/17/16	1,195	1,289
General Electric Capital Corp.	2.900%	1/9/17	725	767
General Electric Capital Corp.	2.300%	4/27/17	980	1,008
4 General Electric Capital Corp.	6.375%	11/15/67	375	395
HSBC Finance Corp.	6.375%	11/27/12	1,100	1,109
HSBC Finance Corp.	5.250%	1/15/14	1,725	1,808
HSBC Finance Corp.	5.250%	4/15/15	600	648
HSBC Finance Corp.	5.000%	6/30/15	729	789
HSBC Finance Corp.	5.500%	1/19/16	1,562	1,725
5 HSBC Finance Corp.	0.848%	6/1/16	400	382
SLM Corp.	5.375%	5/15/14	400	422
SLM Corp.	5.050%	11/14/14	550	576
SLM Corp.	3.875%	9/10/15	730	755
SLM Corp.	6.250%	1/25/16	840	922
SLM Corp.	6.000%	1/25/17	810	884
SLM Corp.	4.625%	9/25/17	485	494
6 USAA Capital Corp.	3.500%	7/17/14	240	251
6 USAA Capital Corp.	1.050%	9/30/14	440	444
6 USAA Capital Corp.	2.250%	12/13/16	260	271

Insurance (3.7%)
ACE INA Holdings Inc.	5.875%	6/15/14	799	869
ACE INA Holdings Inc.	5.600%	5/15/15	460	516
ACE INA Holdings Inc.	2.600%	11/23/15	660	691
ACE INA Holdings Inc.	5.700%	2/15/17	280	332
Aegon NV	4.750%	6/1/13	743	763
Aetna Inc.	6.000%	6/15/16	560	656
Aetna Inc.	1.750%	5/15/17	125	127
Aflac Inc.	3.450%	8/15/15	300	322
Allied World Assurance Co. Ltd.	7.500%	8/1/16	220	255
Allstate Corp.	6.200%	5/16/14	540	588
Allstate Life Global Funding Trusts	5.375%	4/30/13	575	592
American International Group Inc.	4.250%	9/15/14	784	828
American International Group Inc.	2.375%	8/24/15	250	253
American International Group Inc.	5.050%	10/1/15	670	733
American International Group Inc.	4.875%	9/15/16	1,288	1,438
American International Group Inc.	5.600%	10/18/16	300	342

	American International Group Inc.	3.800%	3/22/17	555	596
	American International Group Inc.	5.450%	5/18/17	365	415
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,140	1,224
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	329	338
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	100	104
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	522
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	600	609
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	377
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	610	643
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	1,000	1,023
	Berkshire Hathaway Inc.	2.125%	2/11/13	480	483
	Berkshire Hathaway Inc.	3.200%	2/11/15	215	228
	Berkshire Hathaway Inc.	2.200%	8/15/16	125	131
	Berkshire Hathaway Inc.	1.900%	1/31/17	730	756
4	Chubb Corp.	6.375%	3/29/67	80	85
	Cigna Corp.	2.750%	11/15/16	675	713
	CNA Financial Corp.	5.850%	12/15/14	770	838
	CNA Financial Corp.	6.500%	8/15/16	255	295
	Coventry Health Care Inc.	6.125%	1/15/15	650	715
	Genworth Financial Inc.	5.750%	6/15/14	300	311
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	210
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	167
	Hartford Financial Services Group Inc.	4.000%	10/15/17	68	73
	Jefferson-Pilot Corp.	4.750%	1/30/14	220	229
	Manulife Financial Corp.	3.400%	9/17/15	380	398
6	MassMutual Global Funding II	3.125%	4/14/16	375	399
	MetLife Inc.	2.375%	2/6/14	1,375	1,407
	MetLife Inc.	6.750%	6/1/16	660	789
	MetLife Inc.	1.564%	12/15/17	400	403
6	Metropolitan Life Global Funding I	2.000%	1/10/14	1,000	1,015
[5,6] Monumental Global Funding III		0.655%	1/15/14	350	346
6	Monumental Global Funding III	5.250%	1/15/14	375	395
6	New York Life Global Funding	3.000%	5/4/15	565	597
	Principal Financial Group Inc.	7.875%	5/15/14	700	779
6	Principal Life Global Funding I	5.050%	3/15/15	250	273
	Protective Life Corp.	4.300%	6/1/13	265	271
	Prudential Financial Inc.	5.100%	9/20/14	250	270
	Prudential Financial Inc.	6.200%	1/15/15	310	343
	Prudential Financial Inc.	4.750%	9/17/15	800	881
	Prudential Financial Inc.	3.000%	5/12/16	275	290
	Reinsurance Group of America Inc.	5.625%	3/15/17	175	196
6	TIAA Global Markets Inc.	4.950%	7/15/13	140	145
	Transatlantic Holdings Inc.	5.750%	12/14/15	1,050	1,157
	Travelers Cos. Inc.	6.250%	6/20/16	245	289
	Travelers Property Casualty Corp.	5.000%	3/15/13	865	883
	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,080
	UnitedHealth Group Inc.	4.875%	2/15/13	983	1,000
	UnitedHealth Group Inc.	4.875%	4/1/13	755	772
	UnitedHealth Group Inc.	5.000%	8/15/14	340	368
	WellPoint Inc.	5.000%	12/15/14	340	369
	WellPoint Inc.	5.250%	1/15/16	155	174
	WellPoint Inc.	2.375%	2/15/17	495	514
	WellPoint Inc.	5.875%	6/15/17	440	521
	Willis North America Inc.	5.625%	7/15/15	644	698
	Willis North America Inc.	6.200%	3/28/17	195	222
	XL Group plc	5.250%	9/15/14	1,199	1,283

Other Finance (0.1%)
ORIX Corp.	3.750%	3/9/17	500	517

Real Estate Investment Trusts (1.5%)
Boston Properties LP	5.625%	4/15/15	120	133
Brandywine Operating Partnership LP	5.400%	11/1/14	150	161
Brandywine Operating Partnership LP	7.500%	5/15/15	250	283
Brandywine Operating Partnership LP	5.700%	5/1/17	225	250
Camden Property Trust	5.000%	6/15/15	190	208
DDR Corp.	5.500%	5/1/15	655	699
Digital Realty Trust LP	4.500%	7/15/15	1,368	1,464
Duke Realty LP	4.625%	5/15/13	275	281
Duke Realty LP	6.250%	5/15/13	336	347
Duke Realty LP	7.375%	2/15/15	125	140
Duke Realty LP	5.950%	2/15/17	117	132
ERP Operating LP	5.250%	9/15/14	260	281
ERP Operating LP	6.584%	4/13/15	199	225
ERP Operating LP	5.125%	3/15/16	420	473
ERP Operating LP	5.375%	8/1/16	360	412
HCP Inc.	2.700%	2/1/14	450	460
HCP Inc.	3.750%	2/1/16	450	479
HCP Inc.	6.000%	1/30/17	250	288
Health Care REIT Inc.	5.875%	5/15/15	145	161
Health Care REIT Inc.	3.625%	3/15/16	307	324
Health Care REIT Inc.	4.700%	9/15/17	120	133
Health Care REIT Inc.	4.125%	4/1/19	105	112
Hospitality Properties Trust	7.875%	8/15/14	300	324
Hospitality Properties Trust	6.300%	6/15/16	125	137
Kilroy Realty LP	5.000%	11/3/15	450	490
Kilroy Realty LP	4.800%	7/15/18	185	205
Kimco Realty Corp.	5.783%	3/15/16	380	426
ProLogis LP	6.250%	3/15/17	205	233
ProLogis LP	4.500%	8/15/17	200	216
Regency Centers LP	4.950%	4/15/14	125	132
Regency Centers LP	5.875%	6/15/17	200	231
Senior Housing Properties Trust	4.300%	1/15/16	300	310
Simon Property Group LP	6.750%	5/15/14	428	461
Simon Property Group LP	5.100%	6/15/15	285	314
Simon Property Group LP	6.100%	5/1/16	165	190
Simon Property Group LP	5.250%	12/1/16	140	161
Simon Property Group LP	2.800%	1/30/17	892	934
Simon Property Group LP	5.875%	3/1/17	125	147
Simon Property Group LP	2.150%	9/15/17	1,400	1,450
Tanger Properties LP	6.150%	11/15/15	490	553
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	595	620
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	659
6 WT Finance Aust Pty Ltd. / Westfield Capital /
WEA Finance LLC	5.125%	11/15/14	220	236
				291,915
Industrial (31.2%)
Basic Industry (2.5%)
Air Products & Chemicals Inc.	4.150%	2/1/13	300	304
Air Products & Chemicals Inc.	2.000%	8/2/16	240	251
Air Products & Chemicals Inc.	1.200%	10/15/17	240	241
Alcoa Inc.	6.750%	7/15/18	250	289
6 Anglo American Capital plc	2.625%	4/3/17	450	455
6 Anglo American Capital plc	2.625%	9/27/17	220	221

ArcelorMittal	5.375%	6/1/13	963	984
ArcelorMittal	9.250%	2/15/15	475	527
ArcelorMittal	4.000%	8/5/15	420	420
ArcelorMittal	4.000%	3/1/16	122	121
ArcelorMittal	4.750%	2/25/17	1,191	1,164
Barrick Gold Corp.	1.750%	5/30/14	960	974
Barrick Gold Corp.	2.900%	5/30/16	650	683
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	179
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,180
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	1,225	1,240
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	716	741
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	940	961
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	110	128
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	120	123
CF Industries Inc.	6.875%	5/1/18	169	206
Dow Chemical Co.	5.900%	2/15/15	208	232
Dow Chemical Co.	2.500%	2/15/16	129	135
Eastman Chemical Co.	2.400%	6/1/17	1,138	1,186
Ecolab Inc.	3.000%	12/8/16	1,063	1,145
EI du Pont de Nemours & Co.	5.875%	1/15/14	8	9
EI du Pont de Nemours & Co.	1.950%	1/15/16	860	892
EI du Pont de Nemours & Co.	2.750%	4/1/16	101	108
EI du Pont de Nemours & Co.	5.250%	12/15/16	413	484
EI du Pont de Nemours & Co.	6.000%	7/15/18	247	310
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	257
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	180	183
International Paper Co.	5.300%	4/1/15	250	273
International Paper Co.	7.950%	6/15/18	175	226
Monsanto Co.	2.750%	4/15/16	151	161
Praxair Inc.	4.625%	3/30/15	481	529
Praxair Inc.	5.200%	3/15/17	237	278
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	3,140	3,538
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	355	365
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	945	989
Rio Tinto Finance USA plc	2.000%	3/22/17	550	562
Rio Tinto Finance USA plc	1.625%	8/21/17	580	582
Vale Overseas Ltd.	6.250%	1/11/16	390	439
Vale Overseas Ltd.	6.250%	1/23/17	894	1,035
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	400	416

Capital Goods (3.5%)
ABB Finance USA Inc.	1.625%	5/8/17	370	375
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	366
Black & Decker Corp.	5.750%	11/15/16	360	420
Boeing Capital Corp.	5.800%	1/15/13	500	508
Boeing Capital Corp.	2.125%	8/15/16	140	148
Boeing Co.	3.500%	2/15/15	250	268
Case New Holland Inc.	7.750%	9/1/13	1,020	1,070
Caterpillar Financial Services Corp.	4.900%	8/15/13	450	468
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,800	1,904
Caterpillar Financial Services Corp.	6.125%	2/17/14	940	1,013
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	636
5 Caterpillar Financial Services Corp.	0.788%	2/9/15	630	632
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	142
Caterpillar Financial Services Corp.	1.100%	5/29/15	240	243
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	264
Caterpillar Financial Services Corp.	2.650%	4/1/16	335	355

Caterpillar Financial Services Corp.	2.050%	8/1/16	475	495
Caterpillar Financial Services Corp.	1.625%	6/1/17	115	117
Caterpillar Inc.	1.500%	6/26/17	250	255
Cooper US Inc.	5.250%	11/15/12	550	553
CRH America Inc.	5.300%	10/15/13	475	495
CRH America Inc.	4.125%	1/15/16	950	987
Danaher Corp.	1.300%	6/23/14	325	330
Danaher Corp.	2.300%	6/23/16	582	613
Eaton Corp.	5.950%	3/20/14	250	268
Emerson Electric Co.	5.625%	11/15/13	200	211
Emerson Electric Co.	4.125%	4/15/15	230	250
General Dynamics Corp.	4.250%	5/15/13	1,500	1,536
General Dynamics Corp.	5.250%	2/1/14	770	819
General Dynamics Corp.	1.375%	1/15/15	705	719
General Electric Co.	5.000%	2/1/13	4,790	4,862
General Electric Co.	5.250%	12/6/17	2,210	2,616
Harsco Corp.	2.700%	10/15/15	840	845
Honeywell International Inc.	4.250%	3/1/13	75	76
Illinois Tool Works Inc.	5.150%	4/1/14	565	604
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	455	476
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	725	818
John Deere Capital Corp.	5.250%	10/1/12	400	400
John Deere Capital Corp.	1.875%	6/17/13	150	152
John Deere Capital Corp.	4.900%	9/9/13	500	521
John Deere Capital Corp.	1.250%	12/2/14	1,075	1,092
John Deere Capital Corp.	2.950%	3/9/15	550	580
John Deere Capital Corp.	0.950%	6/29/15	425	429
John Deere Capital Corp.	0.700%	9/4/15	150	150
John Deere Capital Corp.	2.250%	6/7/16	650	680
John Deere Capital Corp.	1.850%	9/15/16	660	679
John Deere Capital Corp.	2.000%	1/13/17	320	333
John Deere Capital Corp.	1.400%	3/15/17	510	521
John Deere Capital Corp.	1.200%	10/10/17	360	362
L-3 Communications Corp.	6.375%	10/15/15	28	28
L-3 Communications Corp.	3.950%	11/15/16	860	935
Lockheed Martin Corp.	2.125%	9/15/16	375	391
Mohawk Industries Inc.	6.375%	1/15/16	150	169
United Technologies Corp.	1.200%	6/1/15	350	357
United Technologies Corp.	1.800%	6/1/17	1,280	1,328
Waste Management Inc.	6.375%	3/11/15	250	282
Waste Management Inc.	2.600%	9/1/16	230	242

Communication (5.7%)
America Movil SAB de CV	5.500%	3/1/14	870	926
America Movil SAB de CV	5.750%	1/15/15	150	166
America Movil SAB de CV	3.625%	3/30/15	1,050	1,121
America Movil SAB de CV	2.375%	9/8/16	1,790	1,862
America Movil SAB de CV	5.625%	11/15/17	270	321
American Tower Corp.	4.625%	4/1/15	125	134
AT&T Inc.	5.100%	9/15/14	1,275	1,387
AT&T Inc.	0.875%	2/13/15	750	756
AT&T Inc.	2.500%	8/15/15	1,185	1,248
AT&T Inc.	2.950%	5/15/16	550	592
AT&T Inc.	5.625%	6/15/16	120	141
AT&T Inc.	2.400%	8/15/16	1,335	1,412
AT&T Inc.	1.600%	2/15/17	820	841
AT&T Inc.	1.700%	6/1/17	680	699

AT&T Inc.	5.500%	2/1/18	150	181
BellSouth Corp.	5.200%	9/15/14	875	950
6 British Sky Broadcasting Group plc	9.500%	11/15/18	320	446
British Telecommunications plc	5.150%	1/15/13	375	380
CBS Corp.	1.950%	7/1/17	420	430
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,170	1,258
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	1,940	2,065
CenturyLink Inc.	5.000%	2/15/15	250	265
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	782	810
Comcast Corp.	5.300%	1/15/14	500	530
Comcast Corp.	6.500%	1/15/15	700	790
Comcast Corp.	5.850%	11/15/15	425	490
Comcast Corp.	6.500%	1/15/17	420	511
COX Communications Inc.	7.125%	10/1/12	1,239	1,239
COX Communications Inc.	5.450%	12/15/14	380	418
Deutsche Telekom International Finance BV	5.250%	7/22/13	300	311
Deutsche Telekom International Finance BV	5.875%	8/20/13	410	428
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	107
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	440	461
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	100	107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	970	1,026
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	450	475
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	1,125	1,200
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	1,020	1,047
Discovery Communications LLC	3.700%	6/1/15	1,125	1,207
Embarq Corp.	7.082%	6/1/16	250	295
France Telecom SA	4.375%	7/8/14	2,420	2,557
France Telecom SA	2.125%	9/16/15	900	928
France Telecom SA	2.750%	9/14/16	550	574
Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	380
McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	292
NBCUniversal Media LLC	2.100%	4/1/14	800	817
NBCUniversal Media LLC	3.650%	4/30/15	475	510
NBCUniversal Media LLC	2.875%	4/1/16	1,145	1,218
News America Inc.	5.300%	12/15/14	450	495
Omnicom Group Inc.	5.900%	4/15/16	375	433
Qwest Corp.	7.500%	10/1/14	475	529
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	217
Rogers Communications Inc.	6.375%	3/1/14	250	270
Rogers Communications Inc.	7.500%	3/15/15	250	290
TCI Communications Inc.	8.750%	8/1/15	240	290
Telecom Italia Capital SA	5.250%	11/15/13	980	1,013
Telecom Italia Capital SA	6.175%	6/18/14	910	957
Telecom Italia Capital SA	4.950%	9/30/14	1,500	1,555
Telecom Italia Capital SA	5.250%	10/1/15	1,015	1,069
Telefonica Emisiones SAU	4.949%	1/15/15	625	639
Telefonica Emisiones SAU	3.992%	2/16/16	250	248
Telefonica Emisiones SAU	6.421%	6/20/16	480	508
Telefonos de Mexico SAB de CV	5.500%	1/27/15	125	137

	Thomson Reuters Corp.	5.950%	7/15/13	1,750	1,824
	Thomson Reuters Corp.	5.700%	10/1/14	575	629
	Time Warner Cable Inc.	8.250%	2/14/14	260	286
	Time Warner Cable Inc.	7.500%	4/1/14	725	796
	Time Warner Cable Inc.	3.500%	2/1/15	625	664
	Time Warner Cable Inc.	5.850%	5/1/17	940	1,119
	Verizon Communications Inc.	4.350%	2/15/13	800	812
	Verizon Communications Inc.	1.950%	3/28/14	190	194
	Verizon Communications Inc.	1.250%	11/3/14	1,400	1,422
	Verizon Communications Inc.	4.900%	9/15/15	200	225
	Verizon Communications Inc.	5.550%	2/15/16	780	903
	Verizon Communications Inc.	2.000%	11/1/16	1,200	1,254
	Verizon Communications Inc.	5.500%	4/1/17	325	388
	Vodafone Group plc	4.150%	6/10/14	1,715	1,816
	Vodafone Group plc	2.875%	3/16/16	650	693
	Vodafone Group plc	5.625%	2/27/17	450	535
	Vodafone Group plc	1.625%	3/20/17	890	910
	Vodafone Group plc	1.250%	9/26/17	480	481
	WPP Finance UK	8.000%	9/15/14	120	134

	Consumer Cyclical (4.2%)
6	American Honda Finance Corp.	6.700%	10/1/13	600	635
6	American Honda Finance Corp.	3.500%	3/16/15	190	202
6	American Honda Finance Corp.	2.500%	9/21/15	340	355
6	American Honda Finance Corp.	2.125%	2/28/17	370	382
6	American Honda Finance Corp.	1.500%	9/11/17	267	268
	CVS Caremark Corp.	3.250%	5/18/15	430	457
	CVS Caremark Corp.	6.125%	8/15/16	140	166
	CVS Caremark Corp.	5.750%	6/1/17	637	768
[4,6] CVS Pass-Through Trust		6.117%	1/10/13	365	370
6	Daimler Finance North America LLC	2.300%	1/9/15	520	534
6	Daimler Finance North America LLC	2.400%	4/10/17	260	267
	Darden Restaurants Inc.	5.625%	10/15/12	290	291
	eBay Inc.	1.625%	10/15/15	392	405
	eBay Inc.	1.350%	7/15/17	445	450
6	Experian Finance plc	2.375%	6/15/17	140	142
	Ford Motor Credit Co. LLC	3.875%	1/15/15	1,017	1,060
	Ford Motor Credit Co. LLC	7.000%	4/15/15	1,286	1,440
	Ford Motor Credit Co. LLC	2.750%	5/15/15	844	859
	Ford Motor Credit Co. LLC	5.625%	9/15/15	402	440
	Ford Motor Credit Co. LLC	2.500%	1/15/16	420	425
	Ford Motor Credit Co. LLC	4.207%	4/15/16	594	629
	Ford Motor Credit Co. LLC	3.984%	6/15/16	1,100	1,154
	Ford Motor Credit Co. LLC	4.250%	2/3/17	345	365
	Ford Motor Credit Co. LLC	3.000%	6/12/17	625	636
	Ford Motor Credit Co. LLC	6.625%	8/15/17	291	338
	Ford Motor Credit Co. LLC	5.000%	5/15/18	320	349
6	Harley-Davidson Financial Services Inc.	1.150%	9/15/15	400	400
6	Harley-Davidson Financial Services Inc.	3.875%	3/15/16	187	198
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	220	226
6	Harley-Davidson Funding Corp.	5.750%	12/15/14	610	663
	Historic TW Inc.	9.125%	1/15/13	840	860
	Home Depot Inc.	5.400%	3/1/16	2,020	2,339
6	Hyundai Capital America	3.750%	4/6/16	280	297
6	Hyundai Capital Services Inc.	4.375%	7/27/16	480	518
6	Kia Motors Corp.	3.625%	6/14/16	271	282
	Lowe's Cos. Inc.	1.625%	4/15/17	921	940

Macy's Retail Holdings Inc.	7.875%	7/15/15	836	983
Macy's Retail Holdings Inc.	5.900%	12/1/16	845	987
Macy's Retail Holdings Inc.	7.450%	7/15/17	619	767
Marriott International Inc.	6.375%	6/15/17	180	214
6 Nissan Motor Acceptance Corp.	3.250%	1/30/13	1,030	1,037
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	460	493
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	340	342
Nordstrom Inc.	6.750%	6/1/14	202	223
Nordstrom Inc.	6.250%	1/15/18	180	220
5 PACCAR Financial Corp.	0.681%	4/5/13	1,275	1,277
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,122
PACCAR Financial Corp.	0.750%	8/14/15	320	320
Staples Inc.	7.375%	10/1/12	520	520
TJX Cos. Inc.	4.200%	8/15/15	140	153
Toll Brothers Finance Corp.	5.150%	5/15/15	370	403
Toyota Motor Credit Corp.	1.250%	11/17/14	777	787
Toyota Motor Credit Corp.	1.000%	2/17/15	1,080	1,090
Toyota Motor Credit Corp.	0.875%	7/17/15	665	668
Toyota Motor Credit Corp.	2.800%	1/11/16	509	540
Toyota Motor Credit Corp.	2.000%	9/15/16	876	910
Toyota Motor Credit Corp.	2.050%	1/12/17	740	768
Toyota Motor Credit Corp.	1.750%	5/22/17	670	688
Viacom Inc.	2.500%	12/15/16	280	295
6 Volkswagen International Finance NV	1.625%	8/12/13	475	477
6 Volkswagen International Finance NV	1.875%	4/1/14	1,140	1,154
6 Volkswagen International Finance NV	2.375%	3/22/17	380	394
Wal-Mart Stores Inc.	1.625%	4/15/14	440	448
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,464
Wal-Mart Stores Inc.	1.500%	10/25/15	450	463
Wal-Mart Stores Inc.	2.800%	4/15/16	480	516
Wal-Mart Stores Inc.	5.375%	4/5/17	989	1,184
Walgreen Co.	1.000%	3/13/15	1,224	1,229
Walgreen Co.	1.800%	9/15/17	477	482
6 Wesfarmers Ltd.	2.983%	5/18/16	180	187
Western Union Co.	6.500%	2/26/14	665	718
Wyndham Worldwide Corp.	2.950%	3/1/17	200	202
Wyndham Worldwide Corp.	5.750%	2/1/18	180	203

Consumer Noncyclical (8.0%)
Abbott Laboratories	2.700%	5/27/15	475	503
Abbott Laboratories	5.875%	5/15/16	805	948
Allergan Inc.	5.750%	4/1/16	372	432
Altria Group Inc.	8.500%	11/10/13	937	1,017
Altria Group Inc.	4.125%	9/11/15	908	995
Amgen Inc.	1.875%	11/15/14	1,430	1,471
Amgen Inc.	2.300%	6/15/16	510	533
Amgen Inc.	2.125%	5/15/17	1,301	1,344
Anheuser-Busch Cos. LLC	5.000%	1/15/15	181	199
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	144
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,620	1,637
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,000	1,019
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	544
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	595	640
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	526	564
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	940	945
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,040	1,110
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	890	901

AstraZeneca plc	5.400%	6/1/14	500	542
AstraZeneca plc	5.900%	9/15/17	420	515
Baxter International Inc.	1.800%	3/15/13	190	191
Baxter International Inc.	5.375%	6/1/18	255	310
Becton Dickinson & Co.	1.750%	11/8/16	505	523
Biogen Idec Inc.	6.000%	3/1/13	895	915
Boston Scientific Corp.	5.450%	6/15/14	130	139
Boston Scientific Corp.	4.500%	1/15/15	950	1,016
Boston Scientific Corp.	6.250%	11/15/15	270	307
Boston Scientific Corp.	6.400%	6/15/16	370	430
Bottling Group LLC	6.950%	3/15/14	250	273
Bottling Group LLC	5.500%	4/1/16	826	953
Bristol-Myers Squibb Co.	0.875%	8/1/17	500	495
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	108
Bunge Ltd. Finance Corp.	4.100%	3/15/16	430	459
Cardinal Health Inc.	5.500%	6/15/13	100	104
Cardinal Health Inc.	1.900%	6/15/17	170	173
CareFusion Corp.	5.125%	8/1/14	360	385
Celgene Corp.	2.450%	10/15/15	910	945
Celgene Corp.	1.900%	8/15/17	230	233
Church & Dwight Co. Inc.	3.350%	12/15/15	240	254
Clorox Co.	5.000%	3/1/13	75	76
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	166
Coca-Cola Co.	0.750%	11/15/13	750	754
Coca-Cola Co.	3.625%	3/15/14	400	419
Coca-Cola Co.	1.500%	11/15/15	465	479
Coca-Cola Co.	1.800%	9/1/16	990	1,032
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	500	517
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	475	520
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	100	109
Covidien International Finance SA	1.875%	6/15/13	750	757
CR Bard Inc.	2.875%	1/15/16	520	547
Delhaize Group SA	6.500%	6/15/17	330	368
Diageo Capital plc	1.500%	5/11/17	600	611
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	251
Express Scripts Holding Co.	6.250%	6/15/14	495	539
6 Express Scripts Holding Co.	2.750%	11/21/14	570	591
6 Express Scripts Holding Co.	2.100%	2/12/15	780	797
Express Scripts Holding Co.	3.125%	5/15/16	660	705
6 Express Scripts Holding Co.	3.500%	11/15/16	720	779
6 Express Scripts Holding Co.	2.650%	2/15/17	917	963
Genentech Inc.	4.750%	7/15/15	420	466
Gilead Sciences Inc.	2.400%	12/1/14	520	538
Gilead Sciences Inc.	3.050%	12/1/16	430	462
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	985	1,013
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	710	753
GlaxoSmithKline Capital plc	0.750%	5/8/15	390	393
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,250	1,272
HJ Heinz Co.	2.000%	9/12/16	210	218
Hospira Inc.	5.900%	6/15/14	150	161
Hospira Inc.	6.050%	3/30/17	165	190
Kellogg Co.	4.250%	3/6/13	75	76
Kellogg Co.	1.750%	5/17/17	260	266
Koninklijke Philips Electronics NV	5.750%	3/11/18	619	752
6 Kraft Foods Group Inc.	1.625%	6/4/15	375	381
6 Kraft Foods Group Inc.	2.250%	6/5/17	660	684
Kroger Co.	5.000%	4/15/13	775	794

Kroger Co.	7.500%	1/15/14	375	407
Kroger Co.	2.200%	1/15/17	185	189
Laboratory Corp. of America Holdings	2.200%	8/23/17	250	256
Life Technologies Corp.	4.400%	3/1/15	400	427
Lorillard Tobacco Co.	3.500%	8/4/16	400	424
Lorillard Tobacco Co.	2.300%	8/21/17	235	237
McKesson Corp.	5.250%	3/1/13	250	255
McKesson Corp.	6.500%	2/15/14	220	237
McKesson Corp.	3.250%	3/1/16	320	344
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	416
Medco Health Solutions Inc.	6.125%	3/15/13	440	450
Medco Health Solutions Inc.	2.750%	9/15/15	230	240
Medtronic Inc.	4.500%	3/15/14	250	265
Medtronic Inc.	3.000%	3/15/15	135	143
Merck & Co. Inc.	4.750%	3/1/15	150	165
Merck & Co. Inc.	4.000%	6/30/15	595	653
Merck & Co. Inc.	2.250%	1/15/16	1,089	1,145
Mondelez International Inc.	6.000%	2/11/13	661	673
Mondelez International Inc.	2.625%	5/8/13	1,066	1,079
Mondelez International Inc.	5.250%	10/1/13	218	228
Mondelez International Inc.	6.750%	2/19/14	655	709
Mondelez International Inc.	4.125%	2/9/16	420	462
Mondelez International Inc.	6.500%	8/11/17	257	316
Novartis Capital Corp.	1.900%	4/24/13	1,890	1,907
Novartis Capital Corp.	4.125%	2/10/14	500	525
Novartis Capital Corp.	2.900%	4/24/15	955	1,013
PepsiAmericas Inc.	4.375%	2/15/14	375	395
PepsiCo Inc.	4.650%	2/15/13	670	680
PepsiCo Inc.	0.875%	10/25/13	280	282
PepsiCo Inc.	3.750%	3/1/14	608	636
PepsiCo Inc.	0.800%	8/25/14	445	448
PepsiCo Inc.	3.100%	1/15/15	350	370
PepsiCo Inc.	0.750%	3/5/15	505	507
PepsiCo Inc.	2.500%	5/10/16	535	566
PepsiCo Inc.	1.250%	8/13/17	1,160	1,169
6 Pernod-Ricard SA	2.950%	1/15/17	75	78
Pfizer Inc.	4.500%	2/15/14	100	106
Pfizer Inc.	5.350%	3/15/15	1,425	1,592
Philip Morris International Inc.	4.875%	5/16/13	900	925
Philip Morris International Inc.	6.875%	3/17/14	315	345
Philip Morris International Inc.	2.500%	5/16/16	1,235	1,307
Philip Morris International Inc.	1.125%	8/21/17	475	475
Reynolds American Inc.	7.250%	6/1/13	200	208
Reynolds American Inc.	7.625%	6/1/16	405	488
Reynolds American Inc.	6.750%	6/15/17	71	86
6 Roche Holdings Inc.	5.000%	3/1/14	64	68
6 Roche Holdings Inc.	6.000%	3/1/19	500	627
Safeway Inc.	6.250%	3/15/14	250	267
Safeway Inc.	3.400%	12/1/16	390	408
Sanofi	1.200%	9/30/14	1,010	1,025
Sanofi	2.625%	3/29/16	1,205	1,278
St. Jude Medical Inc.	2.200%	9/15/13	255	259
St. Jude Medical Inc.	3.750%	7/15/14	500	527
St. Jude Medical Inc.	2.500%	1/15/16	375	392
Stryker Corp.	3.000%	1/15/15	170	179
Stryker Corp.	2.000%	9/30/16	750	781
Sysco Corp.	4.200%	2/12/13	220	223

6 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	700	704
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	660	668
6 Tesco plc	2.000%	12/5/14	390	398
6 TESCO plc	2.700%	1/5/17	200	207
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	255	269
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	900	956
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	990	1,013
Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	452
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	544
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	369
Watson Pharmaceuticals Inc.	1.875%	10/1/17	480	485
Whirlpool Corp.	5.500%	3/1/13	895	913
Wyeth LLC	5.500%	3/15/13	1,055	1,080
Wyeth LLC	5.500%	2/1/14	1,375	1,469
Wyeth LLC	5.500%	2/15/16	255	296
Wyeth LLC	5.450%	4/1/17	80	95

Energy (3.7%)
Anadarko Petroleum Corp.	7.625%	3/15/14	390	426
Anadarko Petroleum Corp.	5.750%	6/15/14	800	860
Anadarko Petroleum Corp.	5.950%	9/15/16	1,100	1,279
Anadarko Petroleum Corp.	6.375%	9/15/17	500	603
Apache Corp.	5.250%	4/15/13	100	103
Apache Corp.	1.750%	4/15/17	485	502
BP Capital Markets plc	5.250%	11/7/13	1,356	1,426
BP Capital Markets plc	3.625%	5/8/14	1,110	1,164
BP Capital Markets plc	3.875%	3/10/15	2,340	2,513
BP Capital Markets plc	3.125%	10/1/15	1,075	1,147
BP Capital Markets plc	3.200%	3/11/16	1,335	1,432
BP Capital Markets plc	2.248%	11/1/16	985	1,031
BP Capital Markets plc	1.846%	5/5/17	300	306
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	335
Canadian Natural Resources Ltd.	4.900%	12/1/14	225	245
Canadian Natural Resources Ltd.	5.700%	5/15/17	180	214
ConocoPhillips	4.750%	2/1/14	229	242
ConocoPhillips	4.600%	1/15/15	170	186
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	270	277
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	730	866
Devon Energy Corp.	5.625%	1/15/14	150	159
Devon Energy Corp.	1.875%	5/15/17	250	255
Ensco plc	3.250%	3/15/16	750	801
EOG Resources Inc.	6.125%	10/1/13	275	290
EOG Resources Inc.	2.950%	6/1/15	625	661
EOG Resources Inc.	2.500%	2/1/16	75	79
FMC Technologies Inc.	2.000%	10/1/17	600	606
Marathon Petroleum Corp.	3.500%	3/1/16	130	138
Noble Holding International Ltd.	3.450%	8/1/15	340	359
Noble Holding International Ltd.	3.050%	3/1/16	370	386
Occidental Petroleum Corp.	2.500%	2/1/16	900	952
Occidental Petroleum Corp.	4.125%	6/1/16	215	240
Occidental Petroleum Corp.	1.750%	2/15/17	1,250	1,295
6 Phillips 66	1.950%	3/5/15	165	169
6 Phillips 66	2.950%	5/1/17	375	397
Pioneer Natural Resources Co.	6.650%	3/15/17	120	142
Pioneer Natural Resources Co.	6.875%	5/1/18	520	629
6 Schlumberger Norge AS	1.950%	9/14/16	1,035	1,069

6 Schlumberger Norge AS	1.250%	8/1/17	490	490
Shell International Finance BV	4.000%	3/21/14	2,346	2,467
Shell International Finance BV	3.100%	6/28/15	1,355	1,448
Shell International Finance BV	5.200%	3/22/17	375	444
Shell International Finance BV	1.125%	8/21/17	620	623
Total Capital International SA	0.750%	1/25/16	500	501
Total Capital International SA	1.500%	2/17/17	825	840
Total Capital International SA	1.550%	6/28/17	650	662
Total Capital SA	3.000%	6/24/15	980	1,044
Total Capital SA	3.125%	10/2/15	950	1,020
Total Capital SA	2.300%	3/15/16	455	477
Transocean Inc.	4.950%	11/15/15	1,530	1,675
Transocean Inc.	5.050%	12/15/16	550	615
Valero Energy Corp.	4.750%	6/15/13	500	514
Valero Energy Corp.	4.500%	2/1/15	375	403
Valero Energy Corp.	6.125%	6/15/17	355	430
Weatherford International Inc.	6.350%	6/15/17	260	303
Weatherford International Ltd.	5.150%	3/15/13	11	11
Weatherford International Ltd.	5.500%	2/15/16	240	265
6 Woodside Finance Ltd.	8.125%	3/1/14	225	243

Technology (2.6%)
Affiliated Computer Services Inc.	5.200%	6/1/15	250	268
Agilent Technologies Inc.	5.500%	9/14/15	170	191
Altera Corp.	1.750%	5/15/17	185	190
Amphenol Corp.	4.750%	11/15/14	500	536
Applied Materials Inc.	2.650%	6/15/16	200	212
Cisco Systems Inc.	1.625%	3/14/14	720	734
Cisco Systems Inc.	5.500%	2/22/16	1,490	1,733
Computer Sciences Corp.	2.500%	9/15/15	370	376
Dell Inc.	2.100%	4/1/14	500	507
Dell Inc.	5.625%	4/15/14	650	698
Dell Inc.	2.300%	9/10/15	560	582
Dun & Bradstreet Corp.	6.000%	4/1/13	600	616
Dun & Bradstreet Corp.	2.875%	11/15/15	250	258
Google Inc.	2.125%	5/19/16	95	100
Hewlett-Packard Co.	1.250%	9/13/13	1,000	1,004
Hewlett-Packard Co.	6.125%	3/1/14	1,020	1,090
Hewlett-Packard Co.	4.750%	6/2/14	240	253
Hewlett-Packard Co.	2.625%	12/9/14	625	642
Hewlett-Packard Co.	2.125%	9/13/15	1,400	1,421
Hewlett-Packard Co.	2.200%	12/1/15	570	581
Hewlett-Packard Co.	2.650%	6/1/16	1,335	1,370
Hewlett-Packard Co.	3.000%	9/15/16	275	285
Hewlett-Packard Co.	2.600%	9/15/17	965	968
HP Enterprise Services LLC	6.000%	8/1/13	1,925	2,009
Intel Corp.	1.950%	10/1/16	250	262
International Business Machines Corp.	1.000%	8/5/13	1,470	1,477
International Business Machines Corp.	6.500%	10/15/13	225	239
International Business Machines Corp.	0.875%	10/31/14	860	867
International Business Machines Corp.	0.550%	2/6/15	340	341
International Business Machines Corp.	2.000%	1/5/16	450	470
International Business Machines Corp.	1.950%	7/22/16	1,315	1,373
International Business Machines Corp.	1.250%	2/6/17	400	407
International Business Machines Corp.	5.700%	9/14/17	100	122
Lexmark International Inc.	5.900%	6/1/13	500	513
Microsoft Corp.	2.950%	6/1/14	400	417

	Microsoft Corp.	1.625%	9/25/15	265	274
	Oracle Corp.	3.750%	7/8/14	222	235
	Oracle Corp.	5.250%	1/15/16	785	903
	Pitney Bowes Inc.	4.875%	8/15/14	450	472
	Texas Instruments Inc.	1.375%	5/15/14	495	503
	Texas Instruments Inc.	2.375%	5/16/16	405	429
	Xerox Corp.	4.250%	2/15/15	675	717
	Xerox Corp.	2.950%	3/15/17	200	207

	Transportation (1.0%)
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	120	131
	Canadian National Railway Co.	4.950%	1/15/14	269	284
	Canadian National Railway Co.	1.450%	12/15/16	180	184
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	197	213
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	81	86
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	177	201
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	140	153
[4,5] Continental Airlines 2006-1 Class G Pass
	Through Trust	0.768%	6/2/15	285	278
4	Continental Airlines 2012-2 Class B Pass Thru
	Certificates	5.500%	4/29/22	75	77
	CSX Corp.	5.750%	3/15/13	400	409
	CSX Corp.	5.500%	8/1/13	474	494
	CSX Corp.	6.250%	4/1/15	357	405
[4,8] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	139	152
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	496	545
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	5/7/20	130	135
6	ERAC USA Finance LLC	2.750%	7/1/13	260	263
6	ERAC USA Finance LLC	2.250%	1/10/14	1,320	1,338
6	ERAC USA Finance LLC	5.600%	5/1/15	236	261
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	300
4,5,8JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.764%	6/15/15	129	126
4,5,8JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.809%	9/15/15	475	456
4,5,8JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.884%	5/15/18	220	192
	Norfolk Southern Corp.	5.257%	9/17/14	328	357
	Norfolk Southern Corp.	5.750%	1/15/16	112	128
6	Penske Truck Leasing Co. Lp / PTL Finance
	Corp.	2.500%	7/11/14	400	403
	Ryder System Inc.	6.000%	3/1/13	415	424
	Ryder System Inc.	5.850%	3/1/14	165	175
	Ryder System Inc.	3.150%	3/2/15	550	572
	Ryder System Inc.	3.600%	3/1/16	670	712
	Ryder System Inc.	2.500%	3/1/17	325	330
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	61	69
	Union Pacific Corp.	5.450%	1/31/13	100	102
	United Parcel Service Inc.	1.125%	10/1/17	300	302

					324,959
Utilities (4.3%)
	Electric (3.1%)
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	200
	Carolina Power & Light Co.	5.125%	9/15/13	190	198
	Carolina Power & Light Co.	5.150%	4/1/15	100	111
	Carolina Power & Light Co.	5.250%	12/15/15	370	423
	CMS Energy Corp.	2.750%	5/15/14	500	508
	CMS Energy Corp.	4.250%	9/30/15	940	996
	CMS Energy Corp.	5.050%	2/15/18	165	186
	Commonwealth Edison Co.	5.950%	8/15/16	260	306
	Commonwealth Edison Co.	1.950%	9/1/16	375	388
	Commonwealth Edison Co.	6.150%	9/15/17	350	429
	Consumers Energy Co.	5.150%	2/15/17	140	163
	Dominion Resources Inc.	1.950%	8/15/16	280	290
	DTE Energy Co.	7.625%	5/15/14	100	111
	Duke Energy Carolinas LLC	5.300%	10/1/15	250	283
	Duke Energy Carolinas LLC	1.750%	12/15/16	175	181
	Duke Energy Carolinas LLC	5.250%	1/15/18	105	126
	Duke Energy Corp.	3.350%	4/1/15	125	132
6	EDP Finance BV	5.375%	11/2/12	1,750	1,752
6	Enel Finance International NV	5.700%	1/15/13	200	202
6	Enel Finance International NV	3.875%	10/7/14	525	540
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,082
	Entergy Corp.	4.700%	1/15/17	225	246
	Entergy Louisiana LLC	1.875%	12/15/14	235	242
	Exelon Generation Co. LLC	5.350%	1/15/14	500	527
	Florida Power Corp.	5.100%	12/1/15	1,290	1,453
	Florida Power Corp.	5.800%	9/15/17	125	150
[4,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	423	430
5	Georgia Power Co.	0.709%	3/15/13	750	750
	Georgia Power Co.	6.000%	11/1/13	200	212
	Georgia Power Co.	0.750%	8/10/15	1,065	1,068
	Georgia Power Co.	3.000%	4/15/16	160	172
	Great Plains Energy Inc.	2.750%	8/15/13	300	304
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,351
6	International Transmission Co.	4.450%	7/15/13	200	205
	LG&E & KU Energy LLC	2.125%	11/15/15	275	280
	MidAmerican Energy Co.	4.650%	10/1/14	120	129
	MidAmerican Energy Co.	5.300%	3/15/18	295	354
6	Monongahela Power Co. Inc.	7.950%	12/15/13	170	184
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	1,900	1,972
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	325	328
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	100	106
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	207
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	250	258
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	214
	Nevada Power Co.	5.875%	1/15/15	665	739
5	NextEra Energy Capital Holdings Inc.	0.838%	11/9/12	1,750	1,751
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	485	488
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	465	483

4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	137
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	120	126
NSTAR Electric Co.	4.875%	10/15/12	130	130
Ohio Power Co.	4.850%	1/15/14	125	132
Ohio Power Co.	6.000%	6/1/16	150	174
Pacific Gas & Electric Co.	6.250%	12/1/13	420	448
Pacific Gas & Electric Co.	4.800%	3/1/14	440	466
Pacific Gas & Electric Co.	5.625%	11/30/17	400	487
Peco Energy Co.	5.600%	10/15/13	200	211
Peco Energy Co.	5.000%	10/1/14	120	130
PG&E Corp.	5.750%	4/1/14	1,365	1,465
Potomac Electric Power Co.	4.950%	11/15/13	135	141
PPL Energy Supply LLC	5.400%	8/15/14	200	213
Public Service Co. of Colorado	5.500%	4/1/14	175	188
Public Service Electric & Gas Co.	5.000%	8/15/14	250	271
Public Service Electric & Gas Co.	2.700%	5/1/15	500	526
Sierra Pacific Power Co.	5.450%	9/1/13	240	251
Southern California Edison Co.	5.000%	1/15/14	100	106
Southern California Edison Co.	5.750%	3/15/14	300	323
Southern Co.	4.150%	5/15/14	245	259
Southern Co.	2.375%	9/15/15	55	58
Southwestern Electric Power Co.	5.550%	1/15/17	50	57
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,421
Union Electric Co.	6.400%	6/15/17	150	184
Virginia Electric & Power Co.	4.750%	3/1/13	800	815
Wisconsin Electric Power Co.	6.000%	4/1/14	150	162
4 Wisconsin Energy Corp.	6.250%	5/15/67	125	133

Natural Gas (1.2%)
Atmos Energy Corp.	4.950%	10/15/14	160	173
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	615	714
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	575	605
Enbridge Energy Partners LP	5.875%	12/15/16	150	176
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	34
Enbridge Inc.	5.800%	6/15/14	245	265
Energy Transfer Partners LP	6.000%	7/1/13	440	456
Energy Transfer Partners LP	5.950%	2/1/15	155	170
Energy Transfer Partners LP	6.125%	2/15/17	515	592
Enterprise Products Operating LLC	6.375%	2/1/13	200	204
Enterprise Products Operating LLC	9.750%	1/31/14	530	591
Enterprise Products Operating LLC	5.600%	10/15/14	365	400
Enterprise Products Operating LLC	5.000%	3/1/15	280	307
Enterprise Products Operating LLC	1.250%	8/13/15	365	368
Enterprise Products Operating LLC	3.200%	2/1/16	65	69
Enterprise Products Operating LLC	6.650%	4/15/18	185	228
6 Gulfstream Natural Gas System LLC	6.950%	6/1/16	150	176
Kinder Morgan Energy Partners LP	5.125%	11/15/14	185	201
Kinder Morgan Energy Partners LP	3.500%	3/1/16	550	592
Kinder Morgan Energy Partners LP	6.000%	2/1/17	315	370
Magellan Midstream Partners LP	6.450%	6/1/14	100	108
ONEOK Partners LP	3.250%	2/1/16	690	727
ONEOK Partners LP	2.000%	10/1/17	125	127
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	160	174
Sempra Energy	6.500%	6/1/16	495	590
Sempra Energy	2.300%	4/1/17	885	926
Southern California Gas Co.	5.500%	3/15/14	200	214

	Spectra Energy Partners LP	2.950%	6/15/16	220	228
	TransCanada PipeLines Ltd.	0.875%	3/2/15	190	192
	TransCanada PipeLines Ltd.	3.400%	6/1/15	545	583
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	125	134
	Williams Partners LP	3.800%	2/15/15	1,345	1,430

					44,348
Total Corporate Bonds (Cost $644,411)					661,222
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	300	317
	Banco do Brasil SA	3.875%	1/23/17	400	416
6	Banco do Nordeste do Brasil SA	4.375%	5/3/19	100	102
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	400	415
6	Bank Nederlandse Gemeenten	1.375%	3/23/15	400	406
6	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	153
6	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	100	112
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	213
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	130
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	50	56
6	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	100	106
6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	225	240
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	431
	Corp. Andina de Fomento	3.750%	1/15/16	1,830	1,918
	Corp. Andina de Fomento	5.750%	1/12/17	100	114
9	Development Bank of Japan Inc.	2.750%	3/15/16	100	107
9	Development Bank of Japan Inc.	5.125%	2/1/17	200	236
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	100	108
6,10 Dexia Credit Local SA		2.750%	4/29/14	700	704
6	Electricite de France SA	5.500%	1/26/14	30	32
6	Emirate of Abu Dhabi	5.500%	4/8/14	430	462
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	52
	European Investment Bank	4.250%	7/15/13	250	257
	European Investment Bank	2.875%	1/15/15	500	526
	European Investment Bank	2.750%	3/23/15	250	263
	European Investment Bank	1.625%	9/1/15	275	283
	Export-Import Bank of Korea	5.500%	10/17/12	400	401
	Export-Import Bank of Korea	8.125%	1/21/14	150	163
6	Export-Import Bank of Korea	5.250%	2/10/14	65	68
	Export-Import Bank of Korea	5.875%	1/14/15	630	692
	Export-Import Bank of Korea	5.125%	3/16/15	400	435
	Export-Import Bank of Korea	4.125%	9/9/15	775	833
	Export-Import Bank of Korea	3.750%	10/20/16	705	760
	Export-Import Bank of Korea	4.000%	1/11/17	400	435
	Export-Import Bank of Korea	4.000%	1/29/21	100	109
6	Federation of Malaysia	2.991%	7/6/16	125	131
	Federative Republic of Brazil	7.875%	3/7/15	875	1,020
	Federative Republic of Brazil	6.000%	1/17/17	1,530	1,827
	Federative Republic of Brazil	5.875%	1/15/19	200	249
	Hydro-Quebec	2.000%	6/30/16	400	414
6	Industrial Bank of Korea	7.125%	4/23/14	150	163
9	Japan Bank for International Cooperation	2.875%	2/2/15	400	421
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,295
9	Japan Bank for International Cooperation	2.500%	1/21/16	500	529
9	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,063

9	Japan Bank for International Cooperation	2.250%	7/13/16	910	960
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	110
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	290
9	Japan Highway Public Corp.	4.625%	10/24/13	100	104
6	KazMunayGas National Co.	11.750%	1/23/15	100	120
11 KFW		3.250%	3/15/13	250	253
11 KFW		2.750%	10/21/14	750	783
6	Kommunalbanken AS	2.375%	1/19/16	125	132
	Korea Development Bank	5.300%	1/17/13	450	455
	Korea Development Bank	5.750%	9/10/13	100	104
	Korea Development Bank	8.000%	1/23/14	450	489
	Korea Development Bank	4.375%	8/10/15	290	313
	Korea Development Bank	3.250%	3/9/16	350	367
	Korea Development Bank	3.875%	5/4/17	675	733
	Korea Development Bank	3.500%	8/22/17	575	618
6	Korea Electric Power Corp.	3.000%	10/5/15	200	209
6	Korea Expressway Corp.	5.125%	5/20/15	100	109
	Korea Finance Corp.	3.250%	9/20/16	200	210
	Korea Finance Corp.	2.250%	8/7/17	275	278
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	200	216
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	105
6	Korea National Oil Corp.	2.875%	11/9/15	100	104
6	Korea National Oil Corp.	4.000%	10/27/16	525	566
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	200	209
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,058
[12] Oesterreichische Kontrollbank AG		1.375%	1/21/14	125	127
[12] Oesterreichische Kontrollbank AG		4.500%	3/9/15	200	219
[12] Oesterreichische Kontrollbank AG		1.750%	10/5/15	1,600	1,645
[12] Oesterreichische Kontrollbank AG		2.000%	6/3/16	650	673
	Pemex Project Funding Master Trust	5.750%	3/1/18	200	234
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	133
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	275	307
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	500	513
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	755	799
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	75	85
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	2,450	2,560
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	130	148
	Petroleos Mexicanos	4.875%	3/15/15	275	295
	Petroleos Mexicanos	8.000%	5/3/19	150	197
	Petroleos Mexicanos	6.000%	3/5/20	150	179
[4,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	63	67
	Province of British Columbia	2.100%	5/18/16	200	211
	Province of British Columbia	1.200%	4/25/17	225	230
	Province of Manitoba	2.625%	7/15/15	185	195
	Province of Manitoba	1.300%	4/3/17	775	792
	Province of New Brunswick	2.750%	6/15/18	25	28
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,240
	Province of Ontario	3.500%	7/15/13	250	256
	Province of Ontario	1.375%	1/27/14	900	913
	Province of Ontario	4.100%	6/16/14	550	584
	Province of Ontario	0.950%	5/26/15	975	985
	Province of Ontario	2.700%	6/16/15	2,405	2,540
	Province of Ontario	1.875%	9/15/15	1,125	1,164
	Province of Ontario	4.750%	1/19/16	250	282
	Province of Ontario	2.300%	5/10/16	2,975	3,130
	Province of Ontario	1.600%	9/21/16	1,850	1,906
	Province of Ontario	3.000%	7/16/18	275	302

6	Qtel International Finance Ltd.	3.375%	10/14/16	375	393
	Quebec	4.875%	5/5/14	50	54
	Quebec	4.600%	5/26/15	250	277
	Quebec	5.000%	3/1/16	250	287
	Quebec	3.500%	7/29/20	250	279
	Quebec	2.750%	8/25/21	250	264
[4,6] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	160	180
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	275	297
6	Republic of Austria	1.750%	6/17/16	250	257
	Republic of Chile	3.250%	9/14/21	225	243
	Republic of Columbia	8.250%	12/22/14	100	115
	Republic of Columbia	7.375%	1/27/17	875	1,085
	Republic of Columbia	4.375%	7/12/21	300	345
6	Republic of Iceland	4.875%	6/16/16	100	104
6	Republic of Indonesia	10.375%	5/4/14	250	284
6	Republic of Indonesia	6.875%	3/9/17	225	270
	Republic of Italy	2.125%	9/16/13	50	50
	Republic of Italy	3.125%	1/26/15	1,175	1,181
	Republic of Italy	4.750%	1/25/16	1,855	1,910
	Republic of Italy	5.250%	9/20/16	1,450	1,517
	Republic of Italy	5.375%	6/12/17	375	393
	Republic of Korea	4.250%	6/1/13	175	179
	Republic of Korea	5.750%	4/16/14	400	429
	Republic of Korea	4.875%	9/22/14	575	619
	Republic of Korea	5.125%	12/7/16	250	288
	Republic of Panama	7.250%	3/15/15	775	887
	Republic of Panama	5.200%	1/30/20	100	120
	Republic of Poland	5.250%	1/15/14	125	132
	Republic of Poland	3.875%	7/16/15	920	980
	Republic of Poland	5.000%	3/23/22	275	319
	Republic of Poland	3.000%	3/17/23	100	98
	Republic of South Africa	6.500%	6/2/14	100	109
	Republic of South Africa	5.500%	3/9/20	125	148
	Russian Federation	3.625%	4/29/15	100	105
6	Russian Federation	3.250%	4/4/17	200	210
	State of Israel	5.125%	3/1/14	125	131
	State of Israel	5.500%	11/9/16	125	144
	State of Israel	4.000%	6/30/22	200	211
6	State of Qatar	5.150%	4/9/14	100	106
6	State of Qatar	4.000%	1/20/15	500	530
	Statoil ASA	1.800%	11/23/16	100	104
	Statoil ASA	3.125%	8/17/17	175	193
	Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,594
	Svensk Exportkredit AB	2.125%	7/13/16	600	623
	Svensk Exportkredit AB	1.750%	5/30/17	100	102
6	TDIC Finance Ltd.	6.500%	7/2/14	125	133
6	Transnet SOC Ltd.	4.500%	2/10/16	100	107
	United Mexican States	5.875%	2/17/14	1,276	1,358
	United Mexican States	6.625%	3/3/15	1,435	1,623
	United Mexican States	5.625%	1/15/17	3,143	3,682
Total Sovereign Bonds (Cost $74,185)					76,050
Taxable Municipal Bonds (0.6%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	200	201
	California GO	5.250%	4/1/14	150	160
	California GO	5.750%	3/1/17	250	289

	California GO	5.950%	3/1/18	650	764
	California GO	6.200%	10/1/19	350	421
	Colorado Housing & Finance Authority
	Employment Compensation Special
	Assessment Revenue	1.600%	5/15/16	400	408
	George Washington University District of
	Columbia GO	3.485%	9/15/22	200	213
	Howard Hughes Medical Institute Maryland
	Revenue	3.450%	9/1/14	150	159
	Illinois GO	4.421%	1/1/15	290	308
	Illinois GO	4.511%	3/1/15	205	216
	Illinois GO	4.961%	3/1/16	700	765
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	750	807
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	350	384
5	Mississippi GO (Nissan North America, Inc.
	Project)	0.931%	11/1/17	300	300
5	University of California Revenue	0.811%	7/1/41	500	500
Total Taxable Municipal Bonds (Cost $5,715)					5,895
Tax-Exempt Municipal Bonds (0.1%)
	California Housing Finance Agency Multifamily
	Housing Revenue VRDO LOC	0.190%	2/1/37	500	500
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	75	79
Total Tax-Exempt Municipal Bonds (Cost $573)					579

				Shares
Convertible Preferred Stocks (0.0%)
7	Lehman Brothers Holdings Inc. Pfd.
	(Cost $700)	7.250%		700	—
Preferred Stocks (0.0%)
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	160
3,13 Federal National Mortgage Assn. Pfd.		4.500%		21,600	11
Total Preferred Stocks (Cost $694)					171
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
[14] Vanguard Market Liquidity Fund
	(Cost $26,073)	0.163%		26,072,787	26,073
Total Investments (99.3%) (Cost $1,012,109)					1,033,154
Other Assets and Liabilities-Net (0.7%)					7,298
Net Assets (100%)					1,040,452

1 Securities with a value of $255,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $1,831,000 have been segregated as collateral for open swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $134,060,000, representing 12.9% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Non-income-producing security-security discontinued payments effective September 30, 2008.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Vanguard Short-Term Investment-Grade Portfolio

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2012	176	38,814	13
5-Year U.S. Treasury Note	December 2012	(117)	(14,582)	(36)
30-Year U.S. Treasury Bond	December 2012	(38)	(5,676)	(41)
10-Year U.S. Treasury Note	December 2012	(29)	(3,871)	(3)
Ultra Long U.S. Treasury Bond	December 2012	9	1,487	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Vanguard Short-Term Investment-Grade Portfolio

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2012, the portfolio had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	JPMC	260	2	1.000	6
Altria Group Inc./Baa1	12/20/16	BOANA	260	2	1.000	6
Bank of America Corp./A2	3/20/15	DBAG	280	3	1.000	3
Bank of America Corp./A2	12/20/17	MSCS	420	16	1.000	—
BNP Paribas SA/A2	9/20/17	BARC	615	40	1.000	18
Cisco Systems Inc./A1	6/20/17	BOANA	625	(6)	1.000	3
Deutsche Bank AG/A2	12/20/17	BOANA	700	17	1.000	(4)
Deutsche Bank AG/A2	12/20/17	BOANA	700	17	1.000	(4)
Energy Transfer Partners
LP/BAA3	6/20/17	BOANA	370	20	1.000	8
HSBC Finance Corp./A3	9/20/16	DBAG	300	9	1.000	6
Lincoln National Corp./Baa2	9/20/17	BOANA	600	45	1.000	11
Medtronic Inc./A3	6/20/17	JPMC	470	(8)	1.000	1
Metlife Inc./A3	3/20/17	GSCM	255	11	1.000	1
Metlife Inc./A3	3/20/17	GSCM	255	11	1.000	1
Metlife Inc./A3	12/20/17	GSCM	500	17	1.000	(7)
Royal Bank of Scotland plc/A3	3/20/17	GSCM	600	(8)	3.000	14
Simon Property Group LP/A3	12/20/17	GSCM	250	(1)	1.000	—
Simon Property Group LP/A3	12/20/17	JPMC	250	(1)	1.000	—
UnitedHealth Group Inc./A3	3/20/17	DBAG	150	—	1.000	2
UnitedHealth Group Inc./A3	9/20/17	DBAG	250	2	1.000	4

Vanguard Short-Term Investment-Grade Portfolio

Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.040)	(2)
Bank of America Corp.	12/20/14	DBAG	170	(1)	(1.000)	(2)
Bank of America Corp.	12/20/14	BARC	170	(1)	(1.000)	(2)
Bank of America Corp.	12/20/14	BARC	300	(1)	(1.000)	(3)
CDX North American
Investment Grade	6/20/17	BNPSW	6,750	19	(1.000)	(11)
Citigroup Inc.	6/20/14	BOANA	1,120	(18)	(5.000)	(102)
Computer Sciences Corp.	9/20/15	BARC	185	21	(5.000)	1
Computer Sciences Corp.	9/20/15	MSCS	185	21	(5.000)	1
Danske Bank A/S	12/20/15	BARC	145	(1)	(1.000)	3
Merrill Lynch & Co. Inc.	12/20/17	MSCS	420	(15)	(1.000)	1
Morgan Stanley	9/20/15	BARC	200	(6)	(1.000)	(2)
Morgan Stanley	9/20/17	DBAG	480	(25)	(1.000)	7
Wells Fargo	3/20/15	GSCM	280	(1)	(1.000)	(6)
						(48)

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services Inc.

Vanguard Short-Term Investment-Grade Portfolio

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received (Paid)	Received (Paid)	(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)	($000)
11/9/12	WFC	1,750	1.855	(0.438) [2]	3
12/6/12	BARC	200	1.930	(0.412) [2]	1
1/15/13	JPMC	300	1.634	(0.455) [2]	1
3/1/13	WFC	(5,000)	(0.311)	0.231 [3]	(2)
3/2/13	CSFBI	(3,000)	(0.312)	0.231 [3]	(1)
3/15/13	WFC	750	1.708	(0.389) [2]	5
4/5/13	GSCM	1,275	1.767	(0.231) [3]	10
6/2/13	BOANA	285	0.755	(0.418) [2]	1
12/1/13	WFC	2,292	2.582	(0.418) [2]	60
12/1/13	GSCM	2,923	2.584	(0.418) [2]	77
1/15/14	WFC	350	0.870	(0.455) [2]	2
3/2/14	WFC	5,000	0.404	(0.231) [3]	12
3/5/14	CSFBI	5,000	0.408	(0.231) [3]	12
3/15/14	WFC	250	0.519	(0.389) [2]	1
10/14/14	WFC	180	1.861	(0.455) [2]	5
2/9/15	GSCM	630	0.616	(0.438) [2]	3
6/1/16	WFC	350	2.910	(0.418) [2]	30
3/5/17	CSFBI	(5,000)	(1.064)	0.231 [3]	(107)
3/5/17	GSCM	(1,500)	(1.063)	0.231 [3]	(32)
					81

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse Group AG.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wells Fargo Bank N.A.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Investment-Grade Portfolio

At September 30, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the portfolio in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	68,989	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	194,175	—
Corporate Bonds	—	661,221	1
Sovereign Bonds	—	76,050	—
Taxable Municipal Bonds	—	5,895	—
Tax-Exempt Municipal Bonds	—	579	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	171	—	—
Temporary Cash Investments	26,073	—	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Swap Contracts—Assets	—	320	—
Swap Contracts—Liabilities	—	(287)	—
Total	26,254	1,006,942	1
1 Represents variation margin on the last day of the reporting period.

E. At September 30, 2012, the cost of investment securities for tax purposes was $1,013,464,000. Net unrealized appreciation of investment securities for tax purposes was $19,690,000, consisting of unrealized gains of $24,753,000 on securities that had risen in value since their purchase and $5,063,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of September 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (69.5%)
U.S. Government Securities (39.2%)
United States Treasury Note/Bond	1.375%	3/15/13	8,605	8,652
United States Treasury Note/Bond	0.750%	3/31/13	1,150	1,154
United States Treasury Note/Bond	1.750%	4/15/13	6,375	6,430
United States Treasury Note/Bond	0.625%	4/30/13	250	251
United States Treasury Note/Bond	1.375%	5/15/13	1,750	1,763
United States Treasury Note/Bond	3.625%	5/15/13	1,000	1,021
United States Treasury Note/Bond	3.500%	5/31/13	750	767
United States Treasury Note/Bond	3.375%	6/30/13	575	589
United States Trepasury Note/Bond	1.000%	7/15/13	1,825	1,837
United States Treasury Note/Bond	3.375%	7/31/13	5,725	5,876
United States Treasury Note/Bond	0.125%	8/31/13	585	585
United States Treasury Note/Bond	3.125%	8/31/13	4,200	4,312
United States Treasury Note/Bond	3.125%	9/30/13	6,875	7,076
United States Treasury Note/Bond	0.500%	10/15/13	2,350	2,357
United States Treasury Note/Bond	2.750%	10/31/13	2,850	2,928
United States Treasury Note/Bond	0.500%	11/15/13	600	602
United States Treasury Note/Bond	4.250%	11/15/13	1,200	1,254
United States Treasury Note/Bond	2.000%	11/30/13	975	995
United States Treasury Note/Bond	0.750%	12/15/13	775	780
United States Treasury Note/Bond	1.500%	12/31/13	1,000	1,016
United States Treasury Note/Bond	1.000%	1/15/14	1,450	1,465
United States Treasury Note/Bond	0.250%	1/31/14	1,000	1,000
United States Treasury Note/Bond	1.750%	1/31/14	400	408
United States Treasury Note/Bond	1.250%	2/15/14	5,185	5,258
United States Treasury Note/Bond	0.250%	2/28/14	800	800
United States Treasury Note/Bond	1.875%	2/28/14	45,650	46,713
United States Treasury Note/Bond	1.250%	3/15/14	225	228
United States Treasury Note/Bond	1.750%	3/31/14	875	895
United States Treasury Note/Bond	1.250%	4/15/14	20,900	21,223
United States Treasury Note/Bond	1.875%	4/30/14	11,000	11,284
United States Treasury Note/Bond	1.000%	5/15/14	3,160	3,199
United States Treasury Note/Bond	4.750%	5/15/14	1,050	1,127
United States Treasury Note/Bond	2.250%	5/31/14	8,600	8,886
United States Treasury Note/Bond	0.750%	6/15/14	3,790	3,823
United States Treasury Note/Bond	2.625%	6/30/14	7,145	7,441
United States Treasury Note/Bond	0.625%	7/15/14	2,025	2,039
United States Treasury Note/Bond	2.625%	7/31/14	14,670	15,307
United States Treasury Note/Bond	0.500%	8/15/14	13,650	13,716
United States Treasury Note/Bond	4.250%	8/15/14	19,525	20,980
United States Treasury Note/Bond	2.375%	8/31/14	9,825	10,221
United States Treasury Note/Bond	0.250%	9/15/14	2,850	2,850
United States Treasury Note/Bond	2.375%	9/30/14	420	438
United States Treasury Note/Bond	0.500%	10/15/14	6,400	6,432
United States Treasury Note/Bond	2.375%	10/31/14	4,130	4,311
United States Treasury Note/Bond	0.375%	11/15/14	9,275	9,297
United States Treasury Note/Bond	4.250%	11/15/14	7,000	7,590
United States Treasury Note/Bond	2.125%	11/30/14	10,300	10,709
United States Treasury Note/Bond	0.250%	12/15/14	12,030	12,026
United States Treasury Note/Bond	0.250%	1/15/15	2,550	2,549

United States Treasury Note/Bond	2.250%	1/31/15	6,325	6,615
United States Treasury Note/Bond	0.250%	2/15/15	11,942	11,933
United States Treasury Note/Bond	4.000%	2/15/15	7,380	8,028
United States Treasury Note/Bond	11.250%	2/15/15	7,050	8,875
United States Treasury Note/Bond	2.375%	2/28/15	350	368
United States Treasury Note/Bond	0.375%	3/15/15	7,550	7,567
United States Treasury Note/Bond	2.500%	3/31/15	550	580
United States Treasury Note/Bond	0.375%	4/15/15	7,275	7,290
United States Treasury Note/Bond	2.500%	4/30/15	2,550	2,695
United States Treasury Note/Bond	0.250%	5/15/15	16,000	15,983
United States Treasury Note/Bond	4.125%	5/15/15	2,450	2,695
United States Treasury Note/Bond	2.125%	5/31/15	575	603
United States Treasury Note/Bond	0.375%	6/15/15	23,500	23,548
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,295
United States Treasury Note/Bond	0.250%	7/15/15	12,835	12,817
United States Treasury Note/Bond	1.750%	7/31/15	2,750	2,861
United States Treasury Note/Bond	0.250%	8/15/15	10,813	10,796
United States Treasury Note/Bond	4.250%	8/15/15	1,600	1,780
United States Treasury Note/Bond	10.625%	8/15/15	35	45
United States Treasury Note/Bond	0.250%	9/15/15	75	75
United States Treasury Note/Bond	1.250%	10/31/15	4,525	4,652
United States Treasury Note/Bond	4.500%	11/15/15	10,100	11,402
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,878
United States Treasury Note/Bond	1.375%	11/30/15	3,135	3,236
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,876
United States Treasury Note/Bond	4.500%	2/15/16	6,750	7,683
United States Treasury Note/Bond	9.250%	2/15/16	75	97
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,490
United States Treasury Note/Bond	2.375%	3/31/16	4,575	4,891
United States Treasury Note/Bond	2.000%	4/30/16	9,575	10,121
United States Treasury Note/Bond	2.625%	4/30/16	6,875	7,421
United States Treasury Note/Bond	5.125%	5/15/16	10,725	12,540
United States Treasury Note/Bond	7.250%	5/15/16	685	854
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,701
United States Treasury Note/Bond	3.250%	5/31/16	575	635
United States Treasury Note/Bond	3.250%	6/30/16	700	774
United States Treasury Note/Bond	1.500%	7/31/16	525	546
United States Treasury Note/Bond	3.250%	7/31/16	1,825	2,021
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,755
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,086
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,552
United States Treasury Note/Bond	3.000%	9/30/16	5,850	6,439
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,297
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,215
United States Treasury Note/Bond	4.625%	11/15/16	250	292
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,700
United States Treasury Note/Bond	2.750%	11/30/16	21,150	23,120
United States Treasury Note/Bond	0.875%	12/31/16	14,535	14,764
United States Treasury Note/Bond	0.875%	1/31/17	1,300	1,320
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,139
United States Treasury Note/Bond	4.625%	2/15/17	200	235
United States Treasury Note/Bond	0.875%	2/28/17	700	711
United States Treasury Note/Bond	3.000%	2/28/17	125	138
United States Treasury Note/Bond	1.000%	3/31/17	3,655	3,729
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,847
United States Treasury Note/Bond	0.875%	4/30/17	105	107
United States Treasury Note/Bond	4.500%	5/15/17	7,020	8,281

United States Treasury Note/Bond	8.750%	5/15/17	5,125	7,042
United States Treasury Note/Bond	0.625%	5/31/17	750	752
United States Treasury Note/Bond	2.750%	5/31/17	2,530	2,785
United States Treasury Note/Bond	2.500%	6/30/17	23,100	25,172
United States Treasury Note/Bond	0.500%	7/31/17	4,057	4,038
United States Treasury Note/Bond	2.375%	7/31/17	2,200	2,387
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,609
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,572
United States Treasury Note/Bond	0.625%	8/31/17	1,755	1,757
United States Treasury Note/Bond	1.875%	8/31/17	4,840	5,139
United States Treasury Note/Bond	0.625%	9/30/17	12,000	12,000
United States Treasury Note/Bond	1.875%	9/30/17	9,200	9,765
United States Treasury Note/Bond	1.875%	10/31/17	6,125	6,501
United States Treasury Note/Bond	4.250%	11/15/17	2,975	3,513
United States Treasury Note/Bond	2.625%	1/31/18	100	110
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,109
United States Treasury Note/Bond	2.875%	3/31/18	3,575	3,991
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,406
United States Treasury Note/Bond	3.875%	5/15/18	523	613
United States Treasury Note/Bond	9.125%	5/15/18	50	73
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,559
United States Treasury Note/Bond	2.375%	6/30/18	4,275	4,658
United States Treasury Note/Bond	2.250%	7/31/18	8,250	8,933
United States Treasury Note/Bond	4.000%	8/15/18	7,675	9,101
United States Treasury Note/Bond	1.500%	8/31/18	8,175	8,497
United States Treasury Note/Bond	1.375%	9/30/18	4,600	4,746
United States Treasury Note/Bond	1.750%	10/31/18	7,325	7,722
United States Treasury Note/Bond	3.750%	11/15/18	5,275	6,192
United States Treasury Note/Bond	1.375%	11/30/18	9,375	9,665
United States Treasury Note/Bond	1.250%	1/31/19	1,900	1,941
United States Treasury Note/Bond	8.875%	2/15/19	260	389
United States Treasury Note/Bond	1.375%	2/28/19	2,150	2,212
United States Treasury Note/Bond	1.500%	3/31/19	2,875	2,978
United States Treasury Note/Bond	1.250%	4/30/19	1,775	1,809
United States Treasury Note/Bond	3.125%	5/15/19	400	456
United States Treasury Note/Bond	1.125%	5/31/19	4,850	4,897
United States Treasury Note/Bond	1.000%	6/30/19	4,850	4,852
United States Treasury Note/Bond	3.625%	8/15/19	2,857	3,357
United States Treasury Note/Bond	8.125%	8/15/19	195	288
United States Treasury Note/Bond	3.375%	11/15/19	18,060	20,947
United States Treasury Note/Bond	3.625%	2/15/20	27,475	32,386
United States Treasury Note/Bond	8.500%	2/15/20	65	99
United States Treasury Note/Bond	3.500%	5/15/20	3,515	4,116
United States Treasury Note/Bond	2.625%	8/15/20	1,350	1,493
United States Treasury Note/Bond	8.750%	8/15/20	9,225	14,498
United States Treasury Note/Bond	2.625%	11/15/20	7,405	8,179
United States Treasury Note/Bond	3.625%	2/15/21	9,650	11,429
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,396
United States Treasury Note/Bond	2.125%	8/15/21	156	165
United States Treasury Note/Bond	2.000%	11/15/21	5,290	5,525
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,677
United States Treasury Note/Bond	2.000%	2/15/22	8,685	9,037
United States Treasury Note/Bond	1.750%	5/15/22	8,012	8,127
United States Treasury Note/Bond	1.625%	8/15/22	16,620	16,607
United States Treasury Note/Bond	7.625%	11/15/22	40	63
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,580
United States Treasury Note/Bond	6.250%	8/15/23	16,090	23,358

United States Treasury Note/Bond	7.500%	11/15/24	25	40
United States Treasury Note/Bond	6.875%	8/15/25	5,325	8,305
United States Treasury Note/Bond	6.000%	2/15/26	375	549
United States Treasury Note/Bond	6.750%	8/15/26	5	8
United States Treasury Note/Bond	6.500%	11/15/26	765	1,177
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,659
United States Treasury Note/Bond	6.375%	8/15/27	185	284
United States Treasury Note/Bond	5.500%	8/15/28	2,205	3,159
United States Treasury Note/Bond	5.250%	11/15/28	1,435	2,009
United States Treasury Note/Bond	5.250%	2/15/29	6,140	8,616
United States Treasury Note/Bond	6.125%	8/15/29	930	1,428
United States Treasury Note/Bond	6.250%	5/15/30	550	862
United States Treasury Note/Bond	5.375%	2/15/31	1,000	1,447
United States Treasury Note/Bond	4.500%	5/15/38	428	575
United States Treasury Note/Bond	3.500%	2/15/39	3,492	4,014
United States Treasury Note/Bond	4.250%	5/15/39	11,725	15,211
United States Treasury Note/Bond	4.500%	8/15/39	12,691	17,103
United States Treasury Note/Bond	4.375%	11/15/39	7,417	9,814
United States Treasury Note/Bond	4.625%	2/15/40	2,850	3,917
United States Treasury Note/Bond	4.375%	5/15/40	985	1,305
United States Treasury Note/Bond	3.875%	8/15/40	7,055	8,630
United States Treasury Note/Bond	4.250%	11/15/40	9,075	11,798
United States Treasury Note/Bond	4.750%	2/15/41	3,156	4,428
United States Treasury Note/Bond	3.125%	11/15/41	11,245	11,993
United States Treasury Note/Bond	3.125%	2/15/42	1,490	1,587
United States Treasury Note/Bond	3.000%	5/15/42	7,550	7,839
United States Treasury Note/Bond	2.750%	8/15/42	2,600	2,560
				1,057,039
Agency Bonds and Notes (4.1%)
Egypt Government AID Bonds	4.450%	9/15/15	650	727
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	135	136
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	79
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	105
1 Federal Farm Credit Banks	3.875%	10/7/13	150	156
1 Federal Farm Credit Banks	1.125%	2/27/14	200	202
1 Federal Farm Credit Banks	2.625%	4/17/14	250	259
1 Federal Farm Credit Banks	3.000%	9/22/14	150	158
1 Federal Farm Credit Banks	1.625%	11/19/14	325	334
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	200	207
1 Federal Farm Credit Banks	4.875%	12/16/15	175	200
1 Federal Farm Credit Banks	1.050%	3/28/16	100	102
1 Federal Farm Credit Banks	5.125%	8/25/16	225	265
1 Federal Farm Credit Banks	4.875%	1/17/17	250	295
1 Federal Farm Credit Banks	5.150%	11/15/19	500	630
1 Federal Home Loan Banks	3.625%	10/18/13	475	492
1 Federal Home Loan Banks	0.375%	11/27/13	500	501
1 Federal Home Loan Banks	4.875%	11/27/13	675	711
1 Federal Home Loan Banks	3.125%	12/13/13	600	621
1 Federal Home Loan Banks	0.875%	12/27/13	800	806
1 Federal Home Loan Banks	0.375%	1/29/14	600	601
1 Federal Home Loan Banks	1.375%	5/28/14	800	815
1 Federal Home Loan Banks	2.500%	6/13/14	375	389
1 Federal Home Loan Banks	5.500%	8/13/14	700	768
1 Federal Home Loan Banks	4.500%	11/14/14	350	381
1 Federal Home Loan Banks	2.750%	12/12/14	200	210
1 Federal Home Loan Banks	3.125%	3/11/16	875	953

1 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,176
1 Federal Home Loan Banks	5.625%	6/13/16	75	88
1 Federal Home Loan Banks	5.125%	10/19/16	525	620
1 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,410
1 Federal Home Loan Banks	4.875%	5/17/17	550	656
1 Federal Home Loan Banks	1.000%	6/21/17	400	406
1 Federal Home Loan Banks	5.000%	11/17/17	225	273
1 Federal Home Loan Banks	5.375%	8/15/18	150	188
1 Federal Home Loan Banks	4.125%	3/13/20	375	446
1 Federal Home Loan Banks	5.250%	12/11/20	425	548
1 Federal Home Loan Banks	5.625%	6/11/21	35	46
1 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,937
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,150	1,152
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	225	237
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	1,000	1,001
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	125	129
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	738
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,075	1,092
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,872
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,413
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,100
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	600	608
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	582
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	925	937
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	275	276
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	850	858
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	875	881
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	400	424
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	2,000	2,008
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	728
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	729
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	349
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,632
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	819
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,015
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,123
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	625	633
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	500	506
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	708
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	243
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	670
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,100	1,281
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,192
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	701
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	675	674
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	839
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	612
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,378
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	378
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,975	3,111
2 Federal National Mortgage Assn.	2.875%	12/11/13	325	335
2 Federal National Mortgage Assn.	0.750%	12/18/13	2,430	2,444
2 Federal National Mortgage Assn.	1.250%	2/27/14	2,250	2,281
2 Federal National Mortgage Assn.	2.750%	3/13/14	1,725	1,787
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	466
2 Federal National Mortgage Assn.	1.125%	6/27/14	300	304
2 Federal National Mortgage Assn.	0.875%	8/28/14	2,925	2,958

2 Federal National Mortgage Assn.	3.000%	9/16/14	450	474
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	789
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,325	1,334
2 Federal National Mortgage Assn.	2.625%	11/20/14	1,625	1,705
2 Federal National Mortgage Assn.	0.750%	12/19/14	825	833
2 Federal National Mortgage Assn.	0.375%	3/16/15	700	701
2 Federal National Mortgage Assn.	0.500%	5/27/15	900	904
2 Federal National Mortgage Assn.	0.500%	7/2/15	1,000	1,004
2 Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,377
2 Federal National Mortgage Assn.	0.500%	9/28/15	1,300	1,304
2 Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,931
2 Federal National Mortgage Assn.	1.625%	10/26/15	450	467
2 Federal National Mortgage Assn.	5.000%	3/15/16	150	173
2 Federal National Mortgage Assn.	2.375%	4/11/16	450	480
2 Federal National Mortgage Assn.	5.250%	9/15/16	550	651
2 Federal National Mortgage Assn.	1.250%	9/28/16	875	899
2 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,213
2 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,027
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,286
2 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	3,008
2 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,389
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,215
2 Federal National Mortgage Assn.	0.875%	10/26/17	900	903
2 Federal National Mortgage Assn.	0.000%	10/9/19	275	241
2 Federal National Mortgage Assn.	6.250%	5/15/29	175	255
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,469
2 Federal National Mortgage Assn.	7.250%	5/15/30	300	484
2 Federal National Mortgage Assn.	6.625%	11/15/30	300	461
2 Federal National Mortgage Assn.	5.625%	7/15/37	275	401
1 Financing Corp.	9.650%	11/2/18	225	333
Israel Government AID Bond	5.500%	12/4/23	50	66
Israel Government AID Bond	5.500%	4/26/24	475	624
Private Export Funding Corp.	3.050%	10/15/14	250	264
Private Export Funding Corp.	1.375%	2/15/17	25	26
Private Export Funding Corp.	2.250%	12/15/17	125	134
Private Export Funding Corp.	4.375%	3/15/19	200	239
Private Export Funding Corp.	4.300%	12/15/21	100	120
Private Export Funding Corp.	2.800%	5/15/22	125	134
Private Export Funding Corp.	2.450%	7/15/24	100	102
1 Tennessee Valley Authority	5.500%	7/18/17	275	336
1 Tennessee Valley Authority	4.500%	4/1/18	175	208
1 Tennessee Valley Authority	3.875%	2/15/21	250	293
1 Tennessee Valley Authority	1.875%	8/15/22	175	174
1 Tennessee Valley Authority	6.750%	11/1/25	50	74
1 Tennessee Valley Authority	7.125%	5/1/30	1,000	1,556
1 Tennessee Valley Authority	4.650%	6/15/35	175	213
1 Tennessee Valley Authority	5.880%	4/1/36	250	350
1 Tennessee Valley Authority	5.500%	6/15/38	100	135
1 Tennessee Valley Authority	5.250%	9/15/39	225	297
1 Tennessee Valley Authority	4.875%	1/15/48	100	127
1 Tennessee Valley Authority	5.375%	4/1/56	50	69
1 Tennessee Valley Authority	4.625%	9/15/60	180	223
				109,777
Conventional Mortgage-Backed Securities (25.3%)
2,3,14 Fannie Mae Pool	2.500%	10/1/27	6,200	6,518
2,3,14 Fannie Mae Pool	3.000%	10/1/27–10/1/42	116,736	23,113
2,3,14 Fannie Mae Pool	3.500%	9/1/25–10/1/42	45,956	49,229

a

2,3,14 Fannie Mae Pool		4.000%	8/1/18–10/1/42	56,673	61,121
2,3,14 Fannie Mae Pool		4.500%	2/1/18–10/1/42	45,393	49,229
2,3,14 Fannie Mae Pool		5.000%	3/1/17–10/1/42	40,001	43,836
2,3	Fannie Mae Pool	5.500%	9/1/14–10/1/42	33,173	36,593
2,3,14 Fannie Mae Pool		6.000%	11/1/13–10/1/42	25,126	27,875
2,3	Fannie Mae Pool	6.500%	11/1/14–10/1/39	8,529	9,636
2,3	Fannie Mae Pool	7.000%	9/1/14–11/1/37	2,090	2,384
2,3	Fannie Mae Pool	7.500%	11/1/22–7/1/32	164	180
2,3	Fannie Mae Pool	8.000%	8/1/17–11/1/30	69	73
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	26	30
2,3	Fannie Mae Pool	9.000%	7/1/22–12/1/24	3	4
2,3	Fannie Mae Pool	9.500%	12/1/18–2/1/25	5	4
2,3	Fannie Mae Pool	10.000%	8/1/20–8/1/21	1	1
2,3,14 Freddie Mac Gold Pool		2.500%	10/1/27	3,500	3,675
2,3,14 Freddie Mac Gold Pool		3.000%	10/1/27–10/1/42	11,275	11,897
2,3,14 Freddie Mac Gold Pool		3.500%	10/1/20–10/1/42	22,675	24,186
2,3,14 Freddie Mac Gold Pool		4.000%	9/1/13–10/1/42	31,543	33,863
2,3,14 Freddie Mac Gold Pool		4.500%	1/1/18–10/1/42	30,861	33,283
2,3,14 Freddie Mac Gold Pool		5.000%	10/1/17–10/1/42	25,360	27,563
2,3,14 Freddie Mac Gold Pool		5.500%	12/1/13–10/1/42	24,572	26,845
2,3	Freddie Mac Gold Pool	6.000%	12/1/12–3/1/39	14,944	16,477
2,3,14 Freddie Mac Gold Pool		6.500%	12/1/12–10/1/42	4,460	5,028
2,3	Freddie Mac Gold Pool	7.000%	11/1/12–2/1/37	1,163	1,325
2,3	Freddie Mac Gold Pool	7.500%	10/1/12–10/1/30	79	91
2,3	Freddie Mac Gold Pool	8.000%	12/1/15–7/1/30	80	91
2,3	Freddie Mac Gold Pool	8.500%	3/1/23–11/1/30	39	46
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	6	6
2,3	Freddie Mac Gold Pool	10.000%	3/1/17	2	2
2,3	Freddie Mac Non Gold Pool	10.000%	11/1/19	1	1
3,14	Ginnie Mae I Pool	3.000%	10/1/42	250	268
3,14	Ginnie Mae I Pool	3.500%	11/15/25–10/1/42	5,999	6,556
3,14	Ginnie Mae I Pool	4.000%	10/15/24–10/1/42	14,842	16,359
3	Ginnie Mae I Pool	4.500%	8/15/18–11/1/42	20,125	22,176
3	Ginnie Mae I Pool	5.000%	1/15/18–10/1/42	12,409	13,715
3	Ginnie Mae I Pool	5.500%	6/15/18–9/15/38	7,860	8,783
3	Ginnie Mae I Pool	6.000%	2/15/17–9/15/40	5,938	6,735
3	Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	1,928	2,215
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	234	266
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	109	121
3	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	73	79
3	Ginnie Mae I Pool	8.500%	2/15/22–9/15/26	14	16
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	15	17
3	Ginnie Mae I Pool	9.500%	12/15/21	4	4
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3,14	Ginnie Mae II Pool	3.000%	2/20/27–10/1/42	2,328	2,495
3,14	Ginnie Mae II Pool	3.500%	9/20/25–10/1/42	21,950	23,979
3,14	Ginnie Mae II Pool	4.000%	9/20/25–10/1/42	20,005	22,013
3	Ginnie Mae II Pool	4.500%	4/20/40–10/1/42	25,691	28,392
3	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	17,980	19,949
3	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	6,042	6,727
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,209	3,643
3	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		1,175	1,340
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	103	117
					680,171
Nonconventional Mortgage-Backed Securities (0.9%)
2,3,4 Fannie Mae Pool		1.797%	4/1/37	46	48
2,3 Fannie Mae Pool		2.223%	9/1/42	329	342

2,3,4 Fannie Mae Pool		2.235%	6/1/37	44	46
2,3,4 Fannie Mae Pool		2.400%	2/1/37	244	255
2,3,4 Fannie Mae Pool		2.417%	9/1/34	28	30
2,3,4 Fannie Mae Pool		2.437%	1/1/35	170	184
2,3,4 Fannie Mae Pool		2.488%	12/1/35	280	302
2,3,4 Fannie Mae Pool		2.537%	12/1/35	268	282
2,3	Fannie Mae Pool	2.539%	12/1/40	166	172
2,3	Fannie Mae Pool	2.560%	10/1/40	329	341
2,3,4 Fannie Mae Pool		2.596%	8/1/37	89	94
2,3,4 Fannie Mae Pool		2.649%	2/1/36	39	40
2,3,4 Fannie Mae Pool		2.685%	11/1/33	35	38
2,3,4 Fannie Mae Pool		2.721%	8/1/35	244	261
2,3,4 Fannie Mae Pool		2.722%	1/1/37	79	85
2,3	Fannie Mae Pool	2.801%	3/1/42	315	334
2,3	Fannie Mae Pool	2.820%	1/1/42	175	186
2,3	Fannie Mae Pool	2.827%	3/1/41	171	178
2,3,4 Fannie Mae Pool		2.839%	3/1/37	133	141
2,3,4 Fannie Mae Pool		2.844%	3/1/37	293	312
2,3,4 Fannie Mae Pool		2.869%	2/1/37	175	187
2,3	Fannie Mae Pool	2.884%	11/1/41	315	334
2,3,4 Fannie Mae Pool		2.898%	4/1/36	126	136
2,3,4 Fannie Mae Pool		2.912%	8/1/35	287	312
2,3	Fannie Mae Pool	2.918%	12/1/40	144	150
2,3,4 Fannie Mae Pool		2.973%	3/1/37	86	93
2,3	Fannie Mae Pool	2.990%	5/1/42	156	168
2,3	Fannie Mae Pool	3.012%	3/1/42	241	258
2,3	Fannie Mae Pool	3.014%	3/1/41	112	117
2,3	Fannie Mae Pool	3.049%	2/1/41	128	134
2,3	Fannie Mae Pool	3.123%	12/1/40–2/1/41	349	367
2,3	Fannie Mae Pool	3.160%	2/1/41	201	211
2,3	Fannie Mae Pool	3.183%	12/1/40	207	217
2,3	Fannie Mae Pool	3.202%	9/1/40	291	305
2,3	Fannie Mae Pool	3.207%	8/1/40	239	251
2,3	Fannie Mae Pool	3.248%	10/1/40	223	234
2,3	Fannie Mae Pool	3.271%	11/1/40	96	101
2,3	Fannie Mae Pool	3.290%	1/1/40	132	139
2,3	Fannie Mae Pool	3.298%	1/1/41	203	220
2,3,4 Fannie Mae Pool		3.364%	12/1/35	164	174
2,3	Fannie Mae Pool	3.365%	1/1/40	303	318
2,3	Fannie Mae Pool	3.369%	5/1/40	112	118
2,3	Fannie Mae Pool	3.447%	12/1/39	555	583
2,3	Fannie Mae Pool	3.503%	5/1/40	91	96
2,3	Fannie Mae Pool	3.507%	10/1/39	83	87
2,3	Fannie Mae Pool	3.538%	3/1/40	296	311
2,3	Fannie Mae Pool	3.580%	8/1/39	105	111
2,3	Fannie Mae Pool	3.592%	4/1/41	200	212
2,3	Fannie Mae Pool	3.596%	11/1/39	44	46
2,3	Fannie Mae Pool	3.620%	11/1/39	124	130
2,3	Fannie Mae Pool	3.676%	7/1/39	79	83
2,3,4 Fannie Mae Pool		3.682%	8/1/37	201	216
2,3	Fannie Mae Pool	3.705%	5/1/40	415	439
2,3	Fannie Mae Pool	3.771%	2/1/40	443	465
2,3	Fannie Mae Pool	3.828%	9/1/40	301	331
2,3,4 Fannie Mae Pool		4.065%	3/1/37	79	84
2,3	Fannie Mae Pool	4.197%	12/1/39	297	319
2,3,4 Fannie Mae Pool		4.270%	9/1/37	80	83
2,3	Fannie Mae Pool	4.481%	11/1/34	77	82

2,3,4 Fannie Mae Pool		4.750%	10/1/38	210	226
2,3	Fannie Mae Pool	4.980%	12/1/33	41	44
2,3	Fannie Mae Pool	5.102%	3/1/38	166	180
2,3	Fannie Mae Pool	5.251%	7/1/36	72	78
2,3	Fannie Mae Pool	5.259%	7/1/38	14	15
2,3,4 Fannie Mae Pool		5.321%	12/1/35	103	110
2,3	Fannie Mae Pool	5.564%	5/1/36	88	96
2,3	Fannie Mae Pool	5.701%	4/1/37	111	121
2,3	Fannie Mae Pool	5.769%	12/1/37	175	190
2,3	Fannie Mae Pool	5.954%	10/1/37	145	158
2,3	Fannie Mae Pool	5.959%	11/1/36	160	173
2,3	Fannie Mae Pool	5.967%	7/1/37	26	28
2,3	Fannie Mae Pool	6.317%	6/1/36	14	15
2,3,4 Freddie Mac Non Gold Pool		2.105%	6/1/37	47	48
2,3,4 Freddie Mac Non Gold Pool		2.164%	7/1/35	67	71
2,3,4 Freddie Mac Non Gold Pool		2.187%	4/1/37	82	84
2,3,4 Freddie Mac Non Gold Pool		2.362%	12/1/34	179	194
2,3,4 Freddie Mac Non Gold Pool		2.375%	11/1/34–4/1/37	313	335
2,3,4 Freddie Mac Non Gold Pool		2.517%	12/1/34	74	80
2,3	Freddie Mac Non Gold Pool	2.576%	2/1/42	247	260
2,3,4 Freddie Mac Non Gold Pool		2.631%	1/1/35–12/1/36	140	146
2,3	Freddie Mac Non Gold Pool	2.642%	12/1/40	154	160
2,3	Freddie Mac Non Gold Pool	2.712%	12/1/40	233	242
2,3	Freddie Mac Non Gold Pool	2.729%	11/1/40	113	118
2,3,4 Freddie Mac Non Gold Pool		2.780%	3/1/36	138	149
2,3	Freddie Mac Non Gold Pool	2.804%	1/1/41	178	185
2,3,4 Freddie Mac Non Gold Pool		2.885%	6/1/37	291	313
2,3,4 Freddie Mac Non Gold Pool		2.895%	4/1/37	148	155
2,3,4 Freddie Mac Non Gold Pool		2.925%	3/1/37	135	145
2,3	Freddie Mac Non Gold Pool	2.964%	2/1/41	260	273
2,3	Freddie Mac Non Gold Pool	3.020%	8/1/37	117	129
2,3	Freddie Mac Non Gold Pool	3.085%	3/1/41	135	142
2,3	Freddie Mac Non Gold Pool	3.104%	6/1/41	134	141
2,3	Freddie Mac Non Gold Pool	3.136%	11/1/40	202	212
2,3	Freddie Mac Non Gold Pool	3.267%	6/1/40	133	140
2,3	Freddie Mac Non Gold Pool	3.355%	5/1/40	66	70
2,3	Freddie Mac Non Gold Pool	3.381%	4/1/40	182	192
2,3	Freddie Mac Non Gold Pool	3.449%	5/1/40	79	83
2,3	Freddie Mac Non Gold Pool	3.499%	8/1/40	272	297
2,3	Freddie Mac Non Gold Pool	3.538%	11/1/39	288	303
2,3	Freddie Mac Non Gold Pool	3.609%	6/1/40	201	212
2,3	Freddie Mac Non Gold Pool	3.611%	6/1/40	346	366
2,3	Freddie Mac Non Gold Pool	3.616%	1/1/40	191	202
2,3	Freddie Mac Non Gold Pool	3.683%	9/1/40	256	271
2,3	Freddie Mac Non Gold Pool	3.988%	3/1/40	424	449
2,3	Freddie Mac Non Gold Pool	4.705%	5/1/38	24	26
2,3	Freddie Mac Non Gold Pool	4.903%	12/1/35	157	165
2,3	Freddie Mac Non Gold Pool	5.002%	10/1/36	108	116
2,3	Freddie Mac Non Gold Pool	5.237%	3/1/38	219	239
2,3	Freddie Mac Non Gold Pool	5.262%	12/1/35	65	68
2,3	Freddie Mac Non Gold Pool	5.489%	1/1/38	64	70
2,3	Freddie Mac Non Gold Pool	5.492%	2/1/36	67	73
2,3	Freddie Mac Non Gold Pool	5.494%	3/1/37	26	28
2,3	Freddie Mac Non Gold Pool	5.687%	10/1/37	48	50
2,3	Freddie Mac Non Gold Pool	5.731%	9/1/36	360	388
2,3	Freddie Mac Non Gold Pool	5.744%	9/1/37	149	163
2,3	Freddie Mac Non Gold Pool	5.751%	5/1/36	57	60

2,3	Freddie Mac Non Gold Pool	5.845%	5/1/37	135	147
2,3	Freddie Mac Non Gold Pool	5.917%	12/1/36	50	55
2,3	Freddie Mac Non Gold Pool	6.022%	12/1/36	114	125
2,3	Freddie Mac Non Gold Pool	6.065%	10/1/37	15	16
2,3	Freddie Mac Non Gold Pool	6.453%	2/1/37	38	42
3	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	912	967
3	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	1,080	1,154
3	Ginnie Mae II Pool	3.500%	1/20/41–7/20/41	343	365
3	Ginnie Mae II Pool	3.750%	1/20/40	103	109
3	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	1,371	1,446
3,4	Ginnie Mae II Pool	4.500%	10/20/39	21	22
3	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	62	65
					25,453
Total U.S. Government and Agency Obligations (Cost $1,776,116)					1,872,440
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	175	180
3	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	475	541
3	Banc of America Commercial Mortgage Trust
	2006-1	5.421%	9/10/45	5	6
3	Banc of America Commercial Mortgage Trust
	2006-2	5.917%	5/10/45	325	378
3	Banc of America Commercial Mortgage Trust
	2006-2	5.952%	5/10/45	85	82
3	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	500	578
3	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	425	484
3	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	50	52
3	Banc of America Commercial Mortgage Trust
	2007-1	5.482%	1/15/49	145	153
3	Banc of America Commercial Mortgage Trust
	2008-1	6.395%	2/10/51	500	606
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	42	43
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	510	532
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.247%	11/10/42	75	77
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	115	123
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	700	780
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.364%	9/10/47	90	96
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.364%	9/10/47	50	56
5	Bank of Scotland plc	5.250%	2/21/17	375	426
3	Bear Stearns Commercial Mortgage
	Securities Inc.	5.712%	4/12/38	175	203
3	Bear Stearns Commercial Mortgage
	Securities Inc.	5.712%	4/12/38	125	140
3	Bear Stearns Commercial Mortgage
	Securities Inc.	4.830%	8/15/38	19	19

3 Bear Stearns Commercial Mortgage
Securities Inc.	5.933%	9/11/38	150	168
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	106	102
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.618%	3/11/39	125	143
3 Bear Stearns Commercial Mortgage
Securities Inc.	4.680%	8/13/39	379	389
3 Bear Stearns Commercial Mortgage
Securities Inc.	4.740%	3/13/40	162	164
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.854%	6/11/40	384	394
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.906%	6/11/40	150	164
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.405%	12/11/40	130	148
3 Bear Stearns Commercial Mortgage
Securities Inc.	4.750%	6/11/41	110	114
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.582%	9/11/41	95	106
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.568%	10/12/41	237	266
3 Bear Stearns Commercial Mortgage
Securities Inc.	4.868%	11/11/41	60	64
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.742%	9/11/42	825	1,000
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.793%	9/11/42	175	183
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.297%	10/12/42	350	395
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.513%	1/12/45	190	206
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.613%	6/11/50	221	225
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.694%	6/11/50	150	177
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.700%	6/11/50	575	691
3 Bear Stearns Commercial Mortgage
Securities Inc.	5.915%	6/11/50	235	264
3 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,136
3 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	274
3 CenterPoint Energy Transition Bond Co. LLC	3.028%	10/15/25	350	364
3 Chase Issuance Trust	4.650%	3/15/15	1,000	1,018
3 Chase Issuance Trust	5.400%	7/15/15	250	259
5 Cie de Financement Foncier SA	2.125%	4/22/13	150	151
3 Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	110
3 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	304
3 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	525	566
3 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	175	189
3 Citigroup Commercial Mortgage Trust	5.921%	3/15/49	425	488
3 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	110	127
3 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	100	113
3 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	135	149
3 Citigroup Commercial Mortgage Trust	5.888%	12/10/49	600	707
3 Citigroup Commercial Mortgage Trust	6.263%	12/10/49	536	647

3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	75	77
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2005-CD1	5.393%	7/15/44	145	162
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2005-CD1	5.393%	7/15/44	300	339
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2006-CD3	5.648%	10/15/48	250	269
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.322%	12/11/49	250	285
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD5	5.886%	11/15/44	500	591
3	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.998%	5/15/46	300	346
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	61
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	332	336
3	Commercial Mortgage Pass Through
	Certificates 2004-LNB2	4.715%	3/10/39	489	507
3	Commercial Mortgage Pass Through
	Certificates 2005-C6	5.116%	6/10/44	460	515
3	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.940%	6/10/46	550	626
3	Commercial Mortgage Pass Through
	Certificates 2006-C7	5.965%	6/10/46	100	108
3	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.248%	12/10/46	53	53
3	Commercial Mortgage Pass Through
	Certificates 2006-C9	6.002%	12/10/49	550	649
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	200	223
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	100	101
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C1	5.588%	2/15/39	175	198
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	6.000%	6/15/38	75	84
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C4	5.509%	9/15/39	50	52
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C5	5.311%	12/15/39	150	169
3	Commercial Mortgage Pass-Through
	Certificates Series 2007-C1	5.383%	2/15/40	175	193
3	Commercial Mortgage Pass-Through
	Certificates Series 2007-C3	5.866%	6/15/39	200	224
[3,5] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	410	436
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	6.000%	6/15/38	600	685
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	254	262
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	250	273
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	117	124
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	239	241

3 Credit Suisse First Boston Mortgage
Securities Corp.	5.100%	8/15/38	50	56
3 Credit Suisse First Boston Mortgage
Securities Corp.	5.190%	8/15/38	75	78
3 Credit Suisse First Boston Mortgage
Securities Corp.	5.230%	12/15/40	85	88
3 Discover Card Master Trust	5.650%	12/15/15	600	620
3 Discover Card Master Trust	5.650%	3/16/20	275	334
3 Ford Credit Auto Owner Trust	2.420%	11/15/14	150	151
3 Ford Credit Auto Owner Trust	2.150%	6/15/15	425	430
3 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	150	153
3 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	150	168
3 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	175	192
3 GE Capital Commercial Mortgage Corp.
Series 2006-C1 Trust	5.481%	3/10/44	425	476
3 GE Capital Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	275	309
3 GMAC Commercial Mortgage Securities Inc.
Series 2003-C3 Trust	4.646%	4/10/40	2	2
3 GMAC Commercial Mortgage Securities Inc.
Series 2004-C1 Trust	4.908%	3/10/38	350	365
3 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	400	430
3 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	100	109
3 GMAC Commercial Mortgage Securities Inc.
Trust Series 2003-C1	4.079%	5/10/36	57	57
3 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	733
3 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	21	21
3 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	150	155
3 Greenwich Capital Commercial Funding Corp.	6.065%	7/10/38	250	290
3 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	52
3 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,200	1,302
3 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	106
3 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	775	859
3 GS Mortgage Securities Corp. II	5.506%	4/10/38	154	155
3 GS Mortgage Securities Corp. II	5.622%	4/10/38	150	159
3 GS Mortgage Securities Corp. II	5.396%	8/10/38	300	318
3 GS Mortgage Securities Corp. II	3.707%	8/10/44	80	89
3 GS Mortgage Securities Corp. II	3.482%	1/10/45	300	321
3 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	650	736
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	189
3 Honda Auto Receivables Owner Trust	1.800%	4/17/17	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	70	70
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	64	64
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.535%	8/12/37	50	54
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	755	780
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	150	155
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.774%	6/12/41	500	535

3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	130	142
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.508%	1/12/43	50	50
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	200	227
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.637%	12/12/44	75	78
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.401%	12/15/44	105	118
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.480%	12/15/44	35	37
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	40	45
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	275	316
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.061%	4/15/45	90	83
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	253	277
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.507%	5/15/45	225	240
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	115	128
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	200	214
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	3.483%	6/15/45	176	188
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	250	286
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.003%	6/15/49	300	340
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	525	622
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	6.086%	2/12/51	75	84
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	154
3 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	739
3 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	350	379
3 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	225	247
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	281
3 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	83
3 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	45	45
3 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	328
3 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	225	231
3 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	700	712
3 LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	75	80
3 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	475	544
3 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	68
3 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	275	322
3 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	325	368
3 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	134
3 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	50	51
3 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	130	144
3 LB-UBS Commercial Mortgage Trust	6.325%	4/15/41	200	242
3 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	600	714

3 Merrill Lynch Mortgage Trust	5.236%	11/12/35	400	414
3 Merrill Lynch Mortgage Trust	5.107%	7/12/38	45	49
3 Merrill Lynch Mortgage Trust	5.847%	5/12/39	50	56
3 Merrill Lynch Mortgage Trust	5.847%	5/12/39	400	464
3 Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	137
3 Merrill Lynch Mortgage Trust	5.291%	1/12/44	350	398
3 Merrill Lynch Mortgage Trust	6.042%	6/12/50	700	809
3 Merrill Lynch Mortgage Trust	5.690%	2/12/51	500	590
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	6.091%	6/12/46	600	687
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	85	91
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	465	516
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	158	158
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	125	143
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	50	53
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	106
3 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	416	430
3 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	575	604
3 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	64	68
3 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	116	119
3 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	200	210
3 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	125	136
3 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	225	251
3 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	95	99
3 Morgan Stanley Capital I Trust 2005-HQ7	5.383%	11/14/42	400	445
3 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	750	827
3 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	85	88
3 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	100	108
3 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	35	37
3 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	77
3 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	135	156
3 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	218
3 Morgan Stanley Capital I Trust 2006-HQ8	5.598%	3/12/44	300	342
3 Morgan Stanley Capital I Trust 2006-HQ8	5.647%	3/12/44	118	130
3 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	142
3 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	119
3 Morgan Stanley Capital I Trust 2006-IQ11	5.891%	10/15/42	240	275
3 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	20	22
3 Morgan Stanley Capital I Trust 2006-IQ11	5.895%	10/15/42	100	103
3 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	200	230
3 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	86	86
3 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	200	217
3 Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	50	58
3 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	475
3 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	550	648
3 Morgan Stanley Capital I Trust 2007-IQ16	6.308%	12/12/49	125	138
3 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	108
3 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	150	168
3 Morgan Stanley Capital I Trust 2007-TOP27	5.823%	6/11/42	300	362
3 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	475	594
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	368

3 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	511	515
3 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	145	146
3 Nissan Auto Receivables Owner Trust	0.660%	12/17/18	115	115
5 Northern Rock Asset Management plc	5.625%	6/22/17	150	167
3 PSE&G Transition Funding LLC	6.890%	12/15/17	600	693
5 Royal Bank of Canada	3.125%	4/14/15	225	239
Royal Bank of Canada	1.200%	9/19/17	300	302
3 TIAA Seasoned Commercial Mortgage Trust	5.585%	8/15/39	85	91
3 Toyota Auto Receivables Owner Trust 2012-A	0.990%	8/15/17	252	255
3 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	293
3 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	99	102
3 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	325	336
3 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	362	377
3 Wachovia Bank Commercial Mortgage Trust	5.489%	7/15/41	275	290
3 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	643
3 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	250	274
3 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	50	52
3 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	195
3 Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	475	548
3 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	883
3 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	35	39
3 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	81
3 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	692	771
3 Wachovia Bank Commercial Mortgage Trust	5.413%	10/15/44	35	36
3 Wachovia Bank Commercial Mortgage Trust	5.469%	12/15/44	500	567
3 Wachovia Bank Commercial Mortgage Trust	5.519%	12/15/44	50	55
3 Wachovia Bank Commercial Mortgage Trust	6.169%	6/15/45	34	39
3 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	150	161
3 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	425	442
3 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	440	505
3 WFRBS Commercial Mortgage Trust 2011-C6	3.440%	4/15/45	175	189
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	136
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	109
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	79
3 WFRBS Commercial Mortgage Trust 2012-
LC5	2.918%	10/15/45	75	77
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $61,470)				69,218
Corporate Bonds (21.7%)
Finance (7.2%)
Banking (4.6%)
Abbey National Treasury Services plc	2.875%	4/25/14	75	76
Abbey National Treasury Services plc	4.000%	4/27/16	575	598
American Express Centurion Bank	5.950%	6/12/17	50	60
American Express Centurion Bank	6.000%	9/13/17	625	759
American Express Co.	7.250%	5/20/14	75	83
American Express Co.	5.500%	9/12/16	100	116
American Express Co.	6.150%	8/28/17	100	121
American Express Co.	7.000%	3/19/18	675	855
American Express Co.	8.125%	5/20/19	175	236
American Express Co.	8.150%	3/19/38	50	80
3 American Express Co.	6.800%	9/1/66	200	214
American Express Credit Corp.	5.125%	8/25/14	50	54
American Express Credit Corp.	1.750%	6/12/15	1,050	1,074
American Express Credit Corp.	2.750%	9/15/15	700	737
American Express Credit Corp.	2.800%	9/19/16	215	229

American Express Credit Corp.	2.375%	3/24/17	250	263
Banco Santander Chile	2.875%	11/13/12	25	25
Bancolombia SA	4.250%	1/12/16	275	287
Bancolombia SA	5.125%	9/11/22	150	151
Bank of America Corp.	7.375%	5/15/14	275	301
Bank of America Corp.	5.125%	11/15/14	1,050	1,129
Bank of America Corp.	4.500%	4/1/15	200	214
Bank of America Corp.	4.750%	8/1/15	500	541
Bank of America Corp.	3.700%	9/1/15	250	264
Bank of America Corp.	5.250%	12/1/15	75	81
Bank of America Corp.	3.625%	3/17/16	100	105
Bank of America Corp.	3.750%	7/12/16	700	741
Bank of America Corp.	6.500%	8/1/16	375	435
Bank of America Corp.	5.750%	8/15/16	100	110
Bank of America Corp.	5.420%	3/15/17	125	134
Bank of America Corp.	5.750%	12/1/17	325	373
Bank of America Corp.	5.650%	5/1/18	900	1,028
Bank of America Corp.	7.625%	6/1/19	300	375
Bank of America Corp.	5.625%	7/1/20	350	399
Bank of America Corp.	5.700%	1/24/22	125	147
Bank of America Corp.	5.875%	2/7/42	225	263
Bank of America NA	5.300%	3/15/17	1,125	1,250
Bank of America NA	6.100%	6/15/17	500	568
Bank of Montreal	2.500%	1/11/17	350	370
Bank of New York Mellon Corp.	4.300%	5/15/14	150	159
Bank of New York Mellon Corp.	4.950%	3/15/15	200	220
Bank of New York Mellon Corp.	2.500%	1/15/16	450	472
Bank of New York Mellon Corp.	5.450%	5/15/19	200	236
Bank of New York Mellon Corp.	3.550%	9/23/21	550	595
Bank of Nova Scotia	2.375%	12/17/13	625	639
Bank of Nova Scotia	2.900%	3/29/16	500	534
Bank One Corp.	4.900%	4/30/15	100	109
Barclays Bank plc	5.200%	7/10/14	600	640
Barclays Bank plc	3.900%	4/7/15	400	425
Barclays Bank plc	5.000%	9/22/16	675	756
Barclays Bank plc	5.125%	1/8/20	525	591
BB&T Corp.	2.050%	4/28/14	250	256
BB&T Corp.	5.200%	12/23/15	625	699
BB&T Corp.	2.150%	3/22/17	175	181
BB&T Corp.	4.900%	6/30/17	75	85
BBVA US Senior SAU	3.250%	5/16/14	175	174
Bear Stearns Cos. LLC	5.700%	11/15/14	550	602
Bear Stearns Cos. LLC	5.300%	10/30/15	50	56
Bear Stearns Cos. LLC	5.550%	1/22/17	650	737
Bear Stearns Cos. LLC	6.400%	10/2/17	400	480
Bear Stearns Cos. LLC	7.250%	2/1/18	325	406
BNP Paribas SA	3.250%	3/11/15	300	312
BNP Paribas SA	3.600%	2/23/16	525	554
BNP Paribas SA	2.375%	9/14/17	150	150
BNP Paribas SA	5.000%	1/15/21	875	966
BNY Mellon NA	4.750%	12/15/14	50	54
Branch Banking & Trust Co.	5.625%	9/15/16	175	200
Canadian Imperial Bank of Commerce	0.900%	10/1/15	150	150
Canadian Imperial Bank of Commerce	2.350%	12/11/15	165	173
Capital One Bank USA NA	8.800%	7/15/19	900	1,187
Capital One Financial Corp.	2.150%	3/23/15	275	282
Capital One Financial Corp.	5.500%	6/1/15	25	28

Capital One Financial Corp.	3.150%	7/15/16	250	266
Capital One Financial Corp.	6.150%	9/1/16	125	143
Capital One Financial Corp.	5.250%	2/21/17	50	56
Capital One Financial Corp.	6.750%	9/15/17	75	92
Capital One Financial Corp.	4.750%	7/15/21	50	56
[3,5] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	586
Citigroup Inc.	5.300%	10/17/12	1,050	1,052
Citigroup Inc.	6.000%	12/13/13	350	371
Citigroup Inc.	5.125%	5/5/14	100	105
Citigroup Inc.	6.375%	8/12/14	50	54
Citigroup Inc.	5.000%	9/15/14	975	1,028
Citigroup Inc.	5.500%	10/15/14	300	324
Citigroup Inc.	6.010%	1/15/15	275	302
Citigroup Inc.	4.750%	5/19/15	275	296
Citigroup Inc.	4.700%	5/29/15	150	161
Citigroup Inc.	4.587%	12/15/15	175	190
Citigroup Inc.	5.300%	1/7/16	225	247
Citigroup Inc.	3.953%	6/15/16	100	107
Citigroup Inc.	4.450%	1/10/17	300	329
Citigroup Inc.	6.000%	8/15/17	176	204
Citigroup Inc.	6.125%	11/21/17	825	968
Citigroup Inc.	6.125%	5/15/18	789	936
Citigroup Inc.	8.500%	5/22/19	300	397
Citigroup Inc.	5.375%	8/9/20	150	174
Citigroup Inc.	4.500%	1/14/22	575	633
Citigroup Inc.	6.625%	6/15/32	100	112
Citigroup Inc.	5.875%	2/22/33	275	289
Citigroup Inc.	6.000%	10/31/33	325	353
Citigroup Inc.	6.125%	8/25/36	75	81
Citigroup Inc.	5.875%	5/29/37	325	380
Citigroup Inc.	6.875%	3/5/38	640	828
Citigroup Inc.	8.125%	7/15/39	575	851
Comerica Bank	5.750%	11/21/16	225	262
Comerica Bank	5.200%	8/22/17	75	86
Commonwealth Bank of Australia	1.950%	3/16/15	350	357
Commonwealth Bank of Australia	1.250%	9/18/15	250	251
Commonwealth Bank of Australia	1.900%	9/18/17	250	250
Compass Bank	6.400%	10/1/17	75	79
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	129
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	266
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,059
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	556
Countrywide Financial Corp.	6.250%	5/15/16	125	136
Credit Suisse	2.200%	1/14/14	675	687
Credit Suisse	3.500%	3/23/15	525	555
Credit Suisse	5.300%	8/13/19	175	205
Credit Suisse	5.400%	1/14/20	325	356
Credit Suisse	4.375%	8/5/20	685	766
Credit Suisse USA Inc.	5.125%	1/15/14	100	105
Credit Suisse USA Inc.	4.875%	1/15/15	635	688
Credit Suisse USA Inc.	5.125%	8/15/15	75	83
Deutsche Bank AG	3.450%	3/30/15	300	316
Deutsche Bank AG	3.250%	1/11/16	375	396

Deutsche Bank AG	6.000%	9/1/17	550	655
Deutsche Bank Financial LLC	5.375%	3/2/15	300	319
Fifth Third Bancorp	3.625%	1/25/16	400	431
Fifth Third Bancorp	3.500%	3/15/22	375	400
Fifth Third Bancorp	8.250%	3/1/38	225	322
First Horizon National Corp.	5.375%	12/15/15	625	684
First Niagara Financial Group Inc.	6.750%	3/19/20	50	58
First Niagara Financial Group Inc.	7.250%	12/15/21	25	29
First Tennessee Bank NA	5.050%	1/15/15	50	52
Goldman Sachs Capital I	6.345%	2/15/34	400	402
Goldman Sachs Group Inc.	4.750%	7/15/13	1,225	1,263
Goldman Sachs Group Inc.	5.250%	10/15/13	225	235
Goldman Sachs Group Inc.	5.150%	1/15/14	635	667
Goldman Sachs Group Inc.	5.000%	10/1/14	175	187
Goldman Sachs Group Inc.	5.125%	1/15/15	665	715
Goldman Sachs Group Inc.	3.300%	5/3/15	175	182
Goldman Sachs Group Inc.	3.700%	8/1/15	550	580
Goldman Sachs Group Inc.	5.350%	1/15/16	300	331
Goldman Sachs Group Inc.	3.625%	2/7/16	550	580
Goldman Sachs Group Inc.	5.750%	10/1/16	250	284
Goldman Sachs Group Inc.	5.625%	1/15/17	450	496
Goldman Sachs Group Inc.	6.250%	9/1/17	475	555
Goldman Sachs Group Inc.	5.950%	1/18/18	825	951
Goldman Sachs Group Inc.	6.150%	4/1/18	200	233
Goldman Sachs Group Inc.	7.500%	2/15/19	75	93
Goldman Sachs Group Inc.	5.375%	3/15/20	475	526
Goldman Sachs Group Inc.	6.000%	6/15/20	180	207
Goldman Sachs Group Inc.	5.250%	7/27/21	475	523
Goldman Sachs Group Inc.	5.750%	1/24/22	150	172
Goldman Sachs Group Inc.	5.950%	1/15/27	550	573
Goldman Sachs Group Inc.	6.125%	2/15/33	125	140
Goldman Sachs Group Inc.	6.450%	5/1/36	625	655
Goldman Sachs Group Inc.	6.750%	10/1/37	1,525	1,629
Goldman Sachs Group Inc.	6.250%	2/1/41	675	783
HSBC Bank USA NA	4.875%	8/24/20	250	270
HSBC Bank USA NA	5.625%	8/15/35	250	273
HSBC Holdings plc	5.100%	4/5/21	1,075	1,245
HSBC Holdings plc	4.875%	1/14/22	225	257
HSBC Holdings plc	4.000%	3/30/22	225	240
HSBC Holdings plc	7.625%	5/17/32	100	124
HSBC Holdings plc	7.350%	11/27/32	100	119
HSBC Holdings plc	6.500%	5/2/36	500	587
HSBC Holdings plc	6.500%	9/15/37	450	531
HSBC Holdings plc	6.800%	6/1/38	50	61
HSBC USA Inc.	2.375%	2/13/15	250	258
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
JPMorgan Chase & Co.	2.050%	1/24/14	510	519
JPMorgan Chase & Co.	4.875%	3/15/14	230	242
JPMorgan Chase & Co.	4.650%	6/1/14	400	423
JPMorgan Chase & Co.	5.125%	9/15/14	410	439
JPMorgan Chase & Co.	3.700%	1/20/15	250	264
JPMorgan Chase & Co.	4.750%	3/1/15	775	842
JPMorgan Chase & Co.	5.250%	5/1/15	425	465
JPMorgan Chase & Co.	5.150%	10/1/15	375	415
JPMorgan Chase & Co.	2.600%	1/15/16	150	157
JPMorgan Chase & Co.	3.450%	3/1/16	275	293
JPMorgan Chase & Co.	3.150%	7/5/16	525	554

JPMorgan Chase & Co.	6.125%	6/27/17	75	88
JPMorgan Chase & Co.	2.000%	8/15/17	325	327
JPMorgan Chase & Co.	6.000%	1/15/18	450	536
JPMorgan Chase & Co.	6.300%	4/23/19	1,475	1,809
JPMorgan Chase & Co.	4.400%	7/22/20	575	630
JPMorgan Chase & Co.	4.625%	5/10/21	250	279
JPMorgan Chase & Co.	4.350%	8/15/21	280	307
JPMorgan Chase & Co.	4.500%	1/24/22	25	28
JPMorgan Chase & Co.	3.250%	9/23/22	700	704
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,213
JPMorgan Chase & Co.	5.500%	10/15/40	250	294
JPMorgan Chase & Co.	5.600%	7/15/41	450	537
JPMorgan Chase & Co.	5.400%	1/6/42	150	172
JPMorgan Chase Bank NA	5.875%	6/13/16	25	29
JPMorgan Chase Bank NA	6.000%	10/1/17	300	355
KeyBank NA	4.950%	9/15/15	150	163
KeyBank NA	5.450%	3/3/16	150	167
KeyCorp	5.100%	3/24/21	25	29
Lloyds TSB Bank plc	4.875%	1/21/16	150	164
Lloyds TSB Bank plc	4.200%	3/28/17	400	440
Lloyds TSB Bank plc	6.375%	1/21/21	425	521
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	239
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	148
MBNA Corp.	5.000%	6/15/15	50	54
Mellon Funding Corp.	5.000%	12/1/14	300	323
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	156
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	240
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	538
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	245
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	323
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	464
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,408
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	89
Merrill Lynch & Co. Inc.	6.110%	1/29/37	100	106
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,545	1,930
Morgan Stanley	2.875%	1/24/14	950	963
Morgan Stanley	4.750%	4/1/14	525	543
Morgan Stanley	6.000%	5/13/14	500	530
Morgan Stanley	4.200%	11/20/14	475	493
Morgan Stanley	4.100%	1/26/15	225	233
Morgan Stanley	6.000%	4/28/15	225	244
Morgan Stanley	5.375%	10/15/15	175	188
Morgan Stanley	3.450%	11/2/15	700	716
Morgan Stanley	3.800%	4/29/16	575	593
Morgan Stanley	5.750%	10/18/16	375	411
Morgan Stanley	5.450%	1/9/17	575	627
Morgan Stanley	4.750%	3/22/17	150	161
Morgan Stanley	5.550%	4/27/17	50	55
Morgan Stanley	5.950%	12/28/17	375	421
Morgan Stanley	6.625%	4/1/18	450	515
Morgan Stanley	7.300%	5/13/19	525	620
Morgan Stanley	5.625%	9/23/19	800	873
Morgan Stanley	5.500%	1/26/20	275	297
Morgan Stanley	5.500%	7/24/20	175	189
Morgan Stanley	5.750%	1/25/21	150	164
Morgan Stanley	5.500%	7/28/21	175	191
Morgan Stanley	6.250%	8/9/26	450	503

Morgan Stanley	7.250%	4/1/32	150	180
Morgan Stanley	6.375%	7/24/42	200	218
Murray Street Investment Trust I	4.647%	3/9/17	275	295
National Australia Bank Ltd.	2.000%	3/9/15	175	179
National Australia Bank Ltd.	1.600%	8/7/15	275	277
National Australia Bank Ltd.	2.750%	3/9/17	175	183
National Bank of Canada	1.500%	6/26/15	325	331
National City Corp.	4.900%	1/15/15	500	546
Northern Trust Corp.	4.625%	5/1/14	100	106
Northern Trust Corp.	3.375%	8/23/21	100	108
PNC Bank NA	4.875%	9/21/17	775	892
PNC Bank NA	6.000%	12/7/17	100	120
PNC Funding Corp.	3.625%	2/8/15	75	80
PNC Funding Corp.	5.250%	11/15/15	100	112
PNC Funding Corp.	5.625%	2/1/17	75	86
PNC Funding Corp.	6.700%	6/10/19	25	32
PNC Funding Corp.	5.125%	2/8/20	150	177
PNC Funding Corp.	4.375%	8/11/20	475	544
PNC Funding Corp.	3.300%	3/8/22	500	534
Royal Bank of Canada	2.625%	12/15/15	625	661
Royal Bank of Canada	2.875%	4/19/16	150	160
Royal Bank of Scotland Group plc	2.550%	9/18/15	150	152
Royal Bank of Scotland Group plc	6.400%	10/21/19	650	752
Royal Bank of Scotland plc	3.250%	1/11/14	175	179
5 Royal Bank of Scotland plc	4.875%	8/25/14	50	53
Royal Bank of Scotland plc	4.875%	3/16/15	325	348
Royal Bank of Scotland plc	3.950%	9/21/15	25	26
Royal Bank of Scotland plc	4.375%	3/16/16	75	81
Royal Bank of Scotland plc	5.625%	8/24/20	150	171
Royal Bank of Scotland plc	6.125%	1/11/21	200	238
Santander Holdings USA Inc.	3.000%	9/24/15	250	253
SouthTrust Corp.	5.800%	6/15/14	50	54
Sovereign Bank	8.750%	5/30/18	75	85
State Street Corp.	2.875%	3/7/16	550	590
State Street Corp.	4.956%	3/15/18	275	306
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	481
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	255
SunTrust Bank	7.250%	3/15/18	75	91
SunTrust Banks Inc.	3.600%	4/15/16	75	80
SunTrust Banks Inc.	3.500%	1/20/17	350	374
SunTrust Banks Inc.	6.000%	9/11/17	50	59
Svenska Handelsbanken AB	2.875%	4/4/17	475	500
Toronto-Dominion Bank	1.375%	7/14/14	90	92
Toronto-Dominion Bank	2.500%	7/14/16	120	127
Toronto-Dominion Bank	2.375%	10/19/16	250	263
UBS AG	2.250%	1/28/14	300	305
UBS AG	7.000%	10/15/15	250	275
UBS AG	7.375%	6/15/17	200	236
UBS AG	5.875%	12/20/17	425	502
UBS AG	5.750%	4/25/18	375	442
UBS AG	4.875%	8/4/20	550	613
Union Bank NA	5.950%	5/11/16	100	114
Union Bank NA	3.000%	6/6/16	25	27
Union Bank NA	2.125%	6/16/17	50	51
UnionBanCal Corp.	5.250%	12/16/13	50	52
UnionBanCal Corp.	3.500%	6/18/22	175	184
US Bancorp	4.200%	5/15/14	500	530

US Bancorp	3.150%	3/4/15	50	53
US Bancorp	3.442%	2/1/16	150	157
US Bancorp	4.125%	5/24/21	250	284
US Bancorp	3.000%	3/15/22	125	130
US Bancorp	2.950%	7/15/22	150	151
US Bank NA	4.950%	10/30/14	600	651
Vesey Street Investment Trust I	4.404%	9/1/16	25	27
Wachovia Bank NA	4.875%	2/1/15	216	234
Wachovia Bank NA	6.000%	11/15/17	200	240
Wachovia Bank NA	5.850%	2/1/37	300	376
Wachovia Bank NA	6.600%	1/15/38	225	308
Wachovia Corp.	4.875%	2/15/14	180	189
Wachovia Corp.	5.250%	8/1/14	75	81
Wachovia Corp.	5.625%	10/15/16	125	145
Wachovia Corp.	5.750%	6/15/17	425	508
Wachovia Corp.	5.750%	2/1/18	300	361
Wachovia Corp.	6.605%	10/1/25	500	604
Wells Fargo & Co.	4.950%	10/16/13	105	109
Wells Fargo & Co.	1.250%	2/13/15	575	579
Wells Fargo & Co.	3.625%	4/15/15	425	454
Wells Fargo & Co.	3.676%	6/15/16	50	54
Wells Fargo & Co.	2.625%	12/15/16	350	370
Wells Fargo & Co.	2.100%	5/8/17	150	154
Wells Fargo & Co.	5.625%	12/11/17	575	690
Wells Fargo & Co.	4.600%	4/1/21	1,450	1,659
Wells Fargo & Co.	5.375%	2/7/35	200	242
Wells Fargo Bank NA	4.750%	2/9/15	1,106	1,197
Wells Fargo Bank NA	5.750%	5/16/16	125	143
Wells Fargo Bank NA	5.950%	8/26/36	200	256
Westpac Banking Corp.	1.850%	12/9/13	450	457
Westpac Banking Corp.	4.200%	2/27/15	750	806
Westpac Banking Corp.	3.000%	8/4/15	275	290
Westpac Banking Corp.	1.125%	9/25/15	50	50
Westpac Banking Corp.	4.875%	11/19/19	250	285
Zions Bancorporation	4.500%	3/27/17	25	25

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	142
Ameriprise Financial Inc.	5.300%	3/15/20	50	59
BlackRock Inc.	3.500%	12/10/14	100	107
BlackRock Inc.	1.375%	6/1/15	25	26
BlackRock Inc.	6.250%	9/15/17	100	123
BlackRock Inc.	5.000%	12/10/19	160	190
BlackRock Inc.	4.250%	5/24/21	200	224
BlackRock Inc.	3.375%	6/1/22	225	238
Charles Schwab Corp.	4.950%	6/1/14	175	187
5 Charles Schwab Corp.	3.225%	9/1/22	150	151
Franklin Resources Inc.	3.125%	5/20/15	100	106
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	2.800%	9/15/22	225	228
Jefferies Group Inc.	5.125%	4/13/18	175	177
Jefferies Group Inc.	8.500%	7/15/19	25	29
Jefferies Group Inc.	6.875%	4/15/21	225	241
Jefferies Group Inc.	6.450%	6/8/27	125	127
Jefferies Group Inc.	6.250%	1/15/36	175	173
Lazard Group LLC	6.850%	6/15/17	325	366
Nomura Holdings Inc.	5.000%	3/4/15	175	184

Nomura Holdings Inc.	6.700%	3/4/20	200	228
Raymond James Financial Inc.	4.250%	4/15/16	50	53
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	80
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	59

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	150	158
GATX Corp.	4.750%	6/15/22	100	103
General Electric Capital Corp.	1.875%	9/16/13	625	633
General Electric Capital Corp.	2.100%	1/7/14	75	76
General Electric Capital Corp.	5.900%	5/13/14	50	54
General Electric Capital Corp.	5.500%	6/4/14	400	431
General Electric Capital Corp.	5.650%	6/9/14	125	135
General Electric Capital Corp.	3.750%	11/14/14	600	637
General Electric Capital Corp.	3.500%	6/29/15	800	853
General Electric Capital Corp.	1.625%	7/2/15	450	458
General Electric Capital Corp.	4.375%	9/21/15	200	220
General Electric Capital Corp.	2.950%	5/9/16	450	476
General Electric Capital Corp.	3.350%	10/17/16	850	917
General Electric Capital Corp.	5.400%	2/15/17	300	347
General Electric Capital Corp.	2.300%	4/27/17	325	334
General Electric Capital Corp.	5.625%	9/15/17	460	543
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,229
General Electric Capital Corp.	6.000%	8/7/19	650	791
General Electric Capital Corp.	5.500%	1/8/20	75	89
General Electric Capital Corp.	5.550%	5/4/20	25	30
General Electric Capital Corp.	4.375%	9/16/20	150	165
General Electric Capital Corp.	5.300%	2/11/21	350	401
General Electric Capital Corp.	4.650%	10/17/21	375	421
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,514
General Electric Capital Corp.	6.150%	8/7/37	475	580
General Electric Capital Corp.	5.875%	1/14/38	925	1,099
General Electric Capital Corp.	6.875%	1/10/39	875	1,170
3 General Electric Capital Corp.	6.375%	11/15/67	400	421
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	98
HSBC Finance Corp.	5.250%	1/15/14	325	341
HSBC Finance Corp.	5.000%	6/30/15	275	297
HSBC Finance Corp.	6.676%	1/15/21	640	741
SLM Corp.	5.050%	11/14/14	450	471
SLM Corp.	6.250%	1/25/16	825	905
SLM Corp.	6.000%	1/25/17	50	55
SLM Corp.	4.625%	9/25/17	75	76
SLM Corp.	8.450%	6/15/18	300	354
SLM Corp.	8.000%	3/25/20	75	87
SLM Corp.	5.625%	8/1/33	275	259

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	71
ACE INA Holdings Inc.	5.600%	5/15/15	175	196
ACE INA Holdings Inc.	2.600%	11/23/15	150	157
ACE INA Holdings Inc.	5.700%	2/15/17	100	119
ACE INA Holdings Inc.	5.800%	3/15/18	25	31
ACE INA Holdings Inc.	5.900%	6/15/19	25	31
AEGON Funding Co. LLC	5.750%	12/15/20	331	386
Aetna Inc.	6.000%	6/15/16	75	88
Aetna Inc.	6.500%	9/15/18	150	187
Aetna Inc.	6.625%	6/15/36	250	322

Aetna Inc.	6.750%	12/15/37	100	132
Aetna Inc.	4.500%	5/15/42	175	179
Aflac Inc.	2.650%	2/15/17	125	131
Aflac Inc.	4.000%	2/15/22	50	55
Aflac Inc.	6.900%	12/17/39	25	32
Alleghany Corp.	5.625%	9/15/20	100	110
Allied World Assurance Co. Ltd.	7.500%	8/1/16	425	493
Allstate Corp.	5.000%	8/15/14	150	162
Allstate Corp.	6.125%	12/15/32	100	129
Allstate Corp.	5.550%	5/9/35	125	153
Allstate Corp.	5.200%	1/15/42	325	388
3 Allstate Corp.	6.500%	5/15/57	225	237
3 Allstate Corp.	6.125%	5/15/67	225	231
Alterra Finance LLC	6.250%	9/30/20	55	60
American Financial Group Inc.	9.875%	6/15/19	50	63
American International Group Inc.	4.250%	9/15/14	200	211
American International Group Inc.	3.000%	3/20/15	200	207
American International Group Inc.	2.375%	8/24/15	25	25
American International Group Inc.	5.050%	10/1/15	225	246
American International Group Inc.	4.875%	9/15/16	200	223
American International Group Inc.	5.600%	10/18/16	325	370
American International Group Inc.	3.800%	3/22/17	300	322
American International Group Inc.	5.850%	1/16/18	125	145
American International Group Inc.	8.250%	8/15/18	75	96
American International Group Inc.	6.400%	12/15/20	385	471
American International Group Inc.	4.875%	6/1/22	100	113
American International Group Inc.	6.250%	5/1/36	900	1,149
3 American International Group Inc.	8.175%	5/15/68	575	703
3 American International Group Inc.	6.250%	3/15/87	125	125
Aon Corp.	3.500%	9/30/15	125	132
Aon Corp.	5.000%	9/30/20	325	375
Aon Corp.	8.205%	1/1/27	25	31
Aon Corp.	6.250%	9/30/40	100	129
Arch Capital Group Ltd.	7.350%	5/1/34	75	96
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	55
Assurant Inc.	5.625%	2/15/14	25	26
Assurant Inc.	6.750%	2/15/34	50	58
AXA SA	8.600%	12/15/30	375	457
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	54
Axis Specialty Finance LLC	5.875%	6/1/20	575	646
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	302
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	153
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	573
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	143
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	156
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	92
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	155
Berkshire Hathaway Inc.	3.200%	2/11/15	225	239
Berkshire Hathaway Inc.	2.200%	8/15/16	525	551
Chubb Corp.	5.750%	5/15/18	50	62
Chubb Corp.	6.000%	5/11/37	125	169
Chubb Corp.	6.500%	5/15/38	50	71
3 Chubb Corp.	6.375%	3/29/67	325	346
Cigna Corp.	2.750%	11/15/16	175	185
Cigna Corp.	5.125%	6/15/20	150	172
Cigna Corp.	4.375%	12/15/20	75	82

Cigna Corp.	4.000%	2/15/22	75	81
Cigna Corp.	7.875%	5/15/27	50	66
Cigna Corp.	6.150%	11/15/36	275	330
Cigna Corp.	5.875%	3/15/41	50	60
Cigna Corp.	5.375%	2/15/42	75	84
Cincinnati Financial Corp.	6.125%	11/1/34	150	170
CNA Financial Corp.	5.850%	12/15/14	100	109
CNA Financial Corp.	6.500%	8/15/16	175	202
CNA Financial Corp.	7.350%	11/15/19	25	31
CNA Financial Corp.	5.875%	8/15/20	75	87
CNA Financial Corp.	5.750%	8/15/21	250	293
Coventry Health Care Inc.	6.300%	8/15/14	325	355
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	83
Genworth Financial Inc.	5.750%	6/15/14	50	52
Genworth Financial Inc.	8.625%	12/15/16	275	311
Genworth Financial Inc.	7.200%	2/15/21	75	77
Genworth Financial Inc.	7.625%	9/24/21	100	103
Genworth Financial Inc.	6.500%	6/15/34	150	142
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	138
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	111
Hartford Financial Services Group Inc.	4.000%	10/15/17	25	27
Hartford Financial Services Group Inc.	6.300%	3/15/18	200	231
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	28
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	51
Hartford Financial Services Group Inc.	6.625%	4/15/42	50	60
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	116
Humana Inc.	7.200%	6/15/18	200	242
Humana Inc.	8.150%	6/15/38	175	236
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	52
5 ING US Inc.	5.500%	7/15/22	25	26
Lincoln National Corp.	4.200%	3/15/22	175	184
Lincoln National Corp.	6.150%	4/7/36	150	170
Lincoln National Corp.	7.000%	6/15/40	100	125
3 Lincoln National Corp.	7.000%	5/17/66	500	501
Loews Corp.	6.000%	2/1/35	50	59
Manulife Financial Corp.	3.400%	9/17/15	250	262
Manulife Financial Corp.	4.900%	9/17/20	275	304
Markel Corp.	7.125%	9/30/19	50	60
Markel Corp.	4.900%	7/1/22	125	134
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	160	179
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	103
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	329
MetLife Inc.	5.000%	11/24/13	50	53
MetLife Inc.	2.375%	2/6/14	150	154
MetLife Inc.	5.000%	6/15/15	125	139
MetLife Inc.	1.564%	12/15/17	100	101
MetLife Inc.	7.717%	2/15/19	50	65
MetLife Inc.	4.750%	2/8/21	700	810
MetLife Inc.	1.564%	12/15/22	100	101
MetLife Inc.	6.500%	12/15/32	175	228
MetLife Inc.	6.375%	6/15/34	100	131
MetLife Inc.	5.700%	6/15/35	200	246
MetLife Inc.	5.875%	2/6/41	25	31
3 MetLife Inc.	6.400%	12/15/66	200	212
PartnerRe Finance B LLC	5.500%	6/1/20	100	111
Primerica Inc.	4.750%	7/15/22	25	27

Principal Financial Group Inc.	3.300%	9/15/22	200	203
Principal Financial Group Inc.	6.050%	10/15/36	100	122
Principal Financial Group Inc.	4.625%	9/15/42	50	51
Principal Life Income Funding Trusts	5.100%	4/15/14	100	107
Progressive Corp.	3.750%	8/23/21	250	276
Progressive Corp.	6.625%	3/1/29	125	163
3 Progressive Corp.	6.700%	6/15/67	125	133
Protective Life Corp.	8.450%	10/15/39	25	32
Prudential Financial Inc.	4.750%	4/1/14	75	79
Prudential Financial Inc.	5.100%	9/20/14	125	135
Prudential Financial Inc.	6.200%	1/15/15	25	28
Prudential Financial Inc.	5.500%	3/15/16	65	73
Prudential Financial Inc.	6.000%	12/1/17	250	303
Prudential Financial Inc.	5.375%	6/21/20	425	493
Prudential Financial Inc.	5.750%	7/15/33	50	56
Prudential Financial Inc.	5.400%	6/13/35	100	108
Prudential Financial Inc.	5.900%	3/17/36	375	424
Prudential Financial Inc.	6.625%	6/21/40	425	531
3 Prudential Financial Inc.	5.875%	9/15/42	100	102
3 Reinsurance Group of America Inc.	6.750%	12/15/65	150	145
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	117
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	62
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	191
Torchmark Corp.	6.375%	6/15/16	100	113
Transatlantic Holdings Inc.	8.000%	11/30/39	375	474
Travelers Cos. Inc.	6.250%	6/20/16	150	177
Travelers Cos. Inc.	5.750%	12/15/17	250	303
Travelers Cos. Inc.	5.900%	6/2/19	650	814
Travelers Cos. Inc.	3.900%	11/1/20	125	141
UnitedHealth Group Inc.	5.000%	8/15/14	475	513
UnitedHealth Group Inc.	4.875%	3/15/15	50	55
UnitedHealth Group Inc.	6.000%	6/15/17	150	182
UnitedHealth Group Inc.	6.000%	2/15/18	125	154
UnitedHealth Group Inc.	3.375%	11/15/21	100	107
UnitedHealth Group Inc.	6.500%	6/15/37	50	66
UnitedHealth Group Inc.	6.625%	11/15/37	125	170
UnitedHealth Group Inc.	6.875%	2/15/38	320	443
UnitedHealth Group Inc.	4.625%	11/15/41	75	81
UnitedHealth Group Inc.	4.375%	3/15/42	50	53
Unum Group	7.125%	9/30/16	100	116
Unum Group	5.625%	9/15/20	50	56
Unum Group	5.750%	8/15/42	25	26
Validus Holdings Ltd.	8.875%	1/26/40	75	96
WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	1.250%	9/10/15	100	101
WellPoint Inc.	5.250%	1/15/16	50	56
WellPoint Inc.	5.875%	6/15/17	50	59
WellPoint Inc.	1.875%	1/15/18	125	125
WellPoint Inc.	3.125%	5/15/22	75	75
WellPoint Inc.	3.300%	1/15/23	125	126
WellPoint Inc.	5.950%	12/15/34	425	497
WellPoint Inc.	5.850%	1/15/36	225	261
WellPoint Inc.	6.375%	6/15/37	50	62
WellPoint Inc.	4.625%	5/15/42	175	177
Willis North America Inc.	5.625%	7/15/15	225	244
Willis North America Inc.	7.000%	9/29/19	600	714
WR Berkley Corp.	5.375%	9/15/20	25	28

XL Group plc	5.250%	9/15/14	125	134
XL Group plc	6.250%	5/15/27	125	141
XLIT Ltd.	5.750%	10/1/21	105	121

Other Finance (0.0%)
CME Group Inc.	5.750%	2/15/14	100	107
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	79
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	81
ORIX Corp.	4.710%	4/27/15	250	266
ORIX Corp.	5.000%	1/12/16	115	124
XTRA Finance Corp.	5.150%	4/1/17	375	433

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	133
Arden Realty LP	5.250%	3/1/15	25	27
AvalonBay Communities Inc.	5.750%	9/15/16	50	58
BioMed Realty LP	3.850%	4/15/16	125	132
BioMed Realty LP	4.250%	7/15/22	50	52
Boston Properties LP	5.625%	4/15/15	200	222
Boston Properties LP	5.625%	11/15/20	225	267
Boston Properties LP	4.125%	5/15/21	75	81
Boston Properties LP	3.850%	2/1/23	225	237
Brandywine Operating Partnership LP	6.000%	4/1/16	255	279
Brandywine Operating Partnership LP	4.950%	4/15/18	250	268
BRE Properties Inc.	3.375%	1/15/23	100	99
Camden Property Trust	5.700%	5/15/17	100	115
CommonWealth REIT	6.250%	8/15/16	150	164
CommonWealth REIT	5.875%	9/15/20	100	107
Digital Realty Trust LP	4.500%	7/15/15	225	241
Digital Realty Trust LP	5.250%	3/15/21	225	250
Duke Realty LP	5.950%	2/15/17	125	141
Duke Realty LP	8.250%	8/15/19	100	126
Duke Realty LP	6.750%	3/15/20	250	304
Entertainment Properties Trust	5.750%	8/15/22	25	26
ERP Operating LP	5.250%	9/15/14	50	54
ERP Operating LP	5.125%	3/15/16	75	85
ERP Operating LP	5.375%	8/1/16	50	57
ERP Operating LP	5.750%	6/15/17	25	30
ERP Operating LP	4.625%	12/15/21	215	248
Federal Realty Investment Trust	3.000%	8/1/22	75	75
HCP Inc.	5.650%	12/15/13	150	158
HCP Inc.	2.700%	2/1/14	125	128
HCP Inc.	3.750%	2/1/16	425	452
HCP Inc.	6.300%	9/15/16	100	116
HCP Inc.	6.700%	1/30/18	50	60
HCP Inc.	3.750%	2/1/19	50	52
HCP Inc.	5.375%	2/1/21	25	28
HCP Inc.	3.150%	8/1/22	75	73
HCP Inc.	6.750%	2/1/41	100	130
Health Care REIT Inc.	3.625%	3/15/16	25	26
Health Care REIT Inc.	6.200%	6/1/16	275	310
Health Care REIT Inc.	4.700%	9/15/17	25	28
Health Care REIT Inc.	4.125%	4/1/19	200	213
Health Care REIT Inc.	4.950%	1/15/21	75	82
Health Care REIT Inc.	5.250%	1/15/22	100	112
Health Care REIT Inc.	6.500%	3/15/41	25	29
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	79

Healthcare Realty Trust Inc.	6.500%	1/17/17	50	57
Hospitality Properties Trust	7.875%	8/15/14	75	81
Hospitality Properties Trust	5.125%	2/15/15	150	157
Hospitality Properties Trust	6.700%	1/15/18	250	281
Kilroy Realty LP	5.000%	11/3/15	100	109
Kilroy Realty LP	4.800%	7/15/18	125	138
Kimco Realty Corp.	5.783%	3/15/16	25	28
Kimco Realty Corp.	5.700%	5/1/17	250	288
Kimco Realty Corp.	6.875%	10/1/19	50	61
Liberty Property LP	5.125%	3/2/15	250	268
Liberty Property LP	5.500%	12/15/16	50	56
Mack-Cali Realty LP	7.750%	8/15/19	300	374
Mack-Cali Realty LP	4.500%	4/18/22	75	80
National Retail Properties Inc.	6.875%	10/15/17	275	328
Omega Healthcare Investors Inc.	6.750%	10/15/22	50	56
ProLogis LP	4.500%	8/15/17	25	27
ProLogis LP	7.375%	10/30/19	175	216
ProLogis LP	6.625%	12/1/19	75	90
ProLogis LP	6.875%	3/15/20	200	242
Realty Income Corp.	6.750%	8/15/19	150	183
Realty Income Corp.	5.750%	1/15/21	200	234
Senior Housing Properties Trust	4.300%	1/15/16	50	52
Simon Property Group LP	6.750%	5/15/14	175	189
Simon Property Group LP	5.750%	12/1/15	525	594
Simon Property Group LP	5.250%	12/1/16	250	288
Simon Property Group LP	5.875%	3/1/17	25	29
Simon Property Group LP	2.150%	9/15/17	75	78
Simon Property Group LP	6.125%	5/30/18	225	275
Simon Property Group LP	5.650%	2/1/20	75	89
Simon Property Group LP	4.375%	3/1/21	125	141
Simon Property Group LP	3.375%	3/15/22	100	105
Simon Property Group LP	6.750%	2/1/40	375	518
Simon Property Group LP	4.750%	3/15/42	75	81
Tanger Properties LP	6.150%	11/15/15	100	113
UDR Inc.	4.250%	6/1/18	25	28
UDR Inc.	4.625%	1/10/22	50	55
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	161
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	138
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	150	147
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	50	51
				192,681
Industrial (12.1%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	200	251
Agrium Inc.	6.125%	1/15/41	25	32
Air Products & Chemicals Inc.	2.000%	8/2/16	125	131
Air Products & Chemicals Inc.	3.000%	11/3/21	75	79
Airgas Inc.	4.500%	9/15/14	50	53
Airgas Inc.	3.250%	10/1/15	150	160
Albemarle Corp.	4.500%	12/15/20	25	28
Alcoa Inc.	5.900%	2/1/27	1,100	1,156
AngloGold Ashanti Holdings plc	5.375%	4/15/20	50	53
AngloGold Ashanti Holdings plc	5.125%	8/1/22	100	102
AngloGold Ashanti Holdings plc	6.500%	4/15/40	50	51
ArcelorMittal	9.250%	2/15/15	150	167
ArcelorMittal	4.000%	2/25/15	25	25

ArcelorMittal	4.000%	8/5/15	200	200
ArcelorMittal	4.000%	3/1/16	650	643
ArcelorMittal	6.125%	6/1/18	300	298
ArcelorMittal	10.100%	6/1/19	325	375
ArcelorMittal	5.500%	8/5/20	100	96
ArcelorMittal	5.750%	3/1/21	275	261
ArcelorMittal	6.500%	2/25/22	175	172
ArcelorMittal	7.250%	10/15/39	325	298
ArcelorMittal	7.000%	3/1/41	100	90
Barrick Gold Corp.	1.750%	5/30/14	75	76
Barrick Gold Corp.	2.900%	5/30/16	425	446
Barrick Gold Corp.	6.950%	4/1/19	175	218
Barrick Gold Finance Co.	4.875%	11/15/14	75	81
Barrick North America Finance LLC	6.800%	9/15/18	150	186
Barrick North America Finance LLC	4.400%	5/30/21	125	136
Barrick North America Finance LLC	5.700%	5/30/41	450	516
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	80
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	125	127
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	425	429
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	57
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	155
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	383
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	117
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	512
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	27
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	233
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	300	318
Cabot Corp.	2.550%	1/15/18	25	26
Carpenter Technology Corp.	5.200%	7/15/21	275	290
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	270
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	79
CF Industries Inc.	6.875%	5/1/18	275	335
CF Industries Inc.	7.125%	5/1/20	380	477
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	26
Cliffs Natural Resources Inc.	4.875%	4/1/21	600	587
Cliffs Natural Resources Inc.	6.250%	10/1/40	225	220
Cytec Industries Inc.	8.950%	7/1/17	50	62
Domtar Corp.	6.250%	9/1/42	25	26
Dow Chemical Co.	7.600%	5/15/14	525	580
Dow Chemical Co.	5.900%	2/15/15	925	1,030
Dow Chemical Co.	2.500%	2/15/16	75	78
Dow Chemical Co.	5.700%	5/15/18	25	30
Dow Chemical Co.	4.250%	11/15/20	125	138
Dow Chemical Co.	4.125%	11/15/21	100	109
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	9.400%	5/15/39	350	574
Dow Chemical Co.	5.250%	11/15/41	200	227
Eastman Chemical Co.	3.000%	12/15/15	50	53
Eastman Chemical Co.	2.400%	6/1/17	75	78
Eastman Chemical Co.	5.500%	11/15/19	150	176
Eastman Chemical Co.	4.500%	1/15/21	75	84
Eastman Chemical Co.	3.600%	8/15/22	200	210
Eastman Chemical Co.	4.800%	9/1/42	225	243
Ecolab Inc.	2.375%	12/8/14	75	78
Ecolab Inc.	3.000%	12/8/16	50	54
Ecolab Inc.	4.350%	12/8/21	400	454

Ecolab Inc.	5.500%	12/8/41	150	187
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	156
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	29
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	346
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	471
EI du Pont de Nemours & Co.	3.625%	1/15/21	600	672
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	134
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	184
FMC Corp.	3.950%	2/1/22	50	53
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	225	227
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	51
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	100	100
International Paper Co.	5.300%	4/1/15	75	82
International Paper Co.	7.950%	6/15/18	500	645
International Paper Co.	7.500%	8/15/21	950	1,244
International Paper Co.	7.300%	11/15/39	100	133
Kinross Gold Corp.	5.125%	9/1/21	75	78
Kinross Gold Corp.	6.875%	9/1/41	50	52
Lubrizol Corp.	5.500%	10/1/14	250	274
Monsanto Co.	5.875%	4/15/38	325	434
Mosaic Co.	3.750%	11/15/21	150	161
Newmont Mining Corp.	3.500%	3/15/22	650	658
Newmont Mining Corp.	5.875%	4/1/35	100	113
Newmont Mining Corp.	4.875%	3/15/42	100	102
Nucor Corp.	5.750%	12/1/17	25	30
Nucor Corp.	5.850%	6/1/18	150	184
Nucor Corp.	6.400%	12/1/37	75	104
Packaging Corp. of America	3.900%	6/15/22	100	104
Placer Dome Inc.	6.450%	10/15/35	75	89
Plum Creek Timberlands LP	5.875%	11/15/15	100	110
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	163
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	191
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	147
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	224
PPG Industries Inc.	1.900%	1/15/16	175	181
PPG Industries Inc.	6.650%	3/15/18	250	308
Praxair Inc.	4.375%	3/31/14	75	79
Praxair Inc.	5.250%	11/15/14	50	55
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	50	58
Praxair Inc.	3.000%	9/1/21	75	79
Praxair Inc.	2.450%	2/15/22	450	455
Praxair Inc.	2.200%	8/15/22	200	197
Rayonier Inc.	3.750%	4/1/22	50	52
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	132
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	28
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	292
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	648
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	77
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	366
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	187
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	752
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	79
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	320
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	102
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	144

Rio Tinto Finance USA plc	2.000%	3/22/17	125	128
Rio Tinto Finance USA plc	1.625%	8/21/17	200	201
Rio Tinto Finance USA plc	3.500%	3/22/22	75	79
Rio Tinto Finance USA plc	2.875%	8/21/22	75	75
Rio Tinto Finance USA plc	4.750%	3/22/42	150	162
Rio Tinto Finance USA plc	4.125%	8/21/42	400	394
Rohm & Haas Co.	7.850%	7/15/29	250	335
RPM International Inc.	6.125%	10/15/19	25	29
Sherwin-Williams Co.	3.125%	12/15/14	75	79
Sigma-Aldrich Corp.	3.375%	11/1/20	50	54
Southern Copper Corp.	5.375%	4/16/20	75	84
Southern Copper Corp.	7.500%	7/27/35	450	559
Southern Copper Corp.	6.750%	4/16/40	125	145
Syngenta Finance NV	3.125%	3/28/22	100	105
Syngenta Finance NV	4.375%	3/28/42	50	55
Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	2.500%	2/1/18	125	126
Teck Resources Ltd.	10.750%	5/15/19	125	152
Teck Resources Ltd.	4.750%	1/15/22	25	27
Teck Resources Ltd.	3.750%	2/1/23	50	49
Teck Resources Ltd.	6.125%	10/1/35	200	214
Teck Resources Ltd.	6.250%	7/15/41	225	243
Teck Resources Ltd.	5.200%	3/1/42	150	144
Teck Resources Ltd.	5.400%	2/1/43	50	49
Vale Canada Ltd.	5.700%	10/15/15	125	138
Vale Overseas Ltd.	6.250%	1/23/17	50	58
Vale Overseas Ltd.	5.625%	9/15/19	175	197
Vale Overseas Ltd.	4.625%	9/15/20	275	293
Vale Overseas Ltd.	4.375%	1/11/22	860	900
Vale Overseas Ltd.	8.250%	1/17/34	50	65
Vale Overseas Ltd.	6.875%	11/21/36	275	319
Vale Overseas Ltd.	6.875%	11/10/39	550	643
Valspar Corp.	7.250%	6/15/19	25	31
Westlake Chemical Corp.	3.600%	7/15/22	25	25
Westvaco Corp.	7.950%	2/15/31	125	163
Xstrata Canada Corp.	5.500%	6/15/17	200	224

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	100	136
3M Co.	5.700%	3/15/37	125	171
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	28
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	58
5 ADT Corp.	2.250%	7/15/17	25	25
5 ADT Corp.	3.500%	7/15/22	300	309
5 ADT Corp.	4.875%	7/15/42	75	81
Boeing Capital Corp.	3.250%	10/27/14	275	290
Boeing Co.	3.500%	2/15/15	400	430
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	75	91
Boeing Co.	6.625%	2/15/38	150	225
Boeing Co.	5.875%	2/15/40	75	104
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	296
Caterpillar Financial Services Corp.	1.650%	4/1/14	125	127
Caterpillar Financial Services Corp.	1.125%	12/15/14	300	304
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	274
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	303

Caterpillar Financial Services Corp.	2.650%	4/1/16	375	397
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	313
Caterpillar Financial Services Corp.	1.750%	3/24/17	325	333
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	692
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	0.950%	6/26/15	150	151
Caterpillar Inc.	1.500%	6/26/17	150	153
Caterpillar Inc.	3.900%	5/27/21	75	85
Caterpillar Inc.	2.600%	6/26/22	50	51
5 Caterpillar Inc.	3.803%	8/15/42	443	449
Cooper US Inc.	5.450%	4/1/15	75	83
Cooper US Inc.	2.375%	1/15/16	500	516
CRH America Inc.	4.125%	1/15/16	50	52
CRH America Inc.	6.000%	9/30/16	225	251
CRH America Inc.	8.125%	7/15/18	300	363
CRH America Inc.	5.750%	1/15/21	75	83
Danaher Corp.	2.300%	6/23/16	50	53
Danaher Corp.	5.625%	1/15/18	75	90
Deere & Co.	6.950%	4/25/14	175	193
Deere & Co.	4.375%	10/16/19	175	203
Deere & Co.	2.600%	6/8/22	325	334
Deere & Co.	5.375%	10/16/29	125	160
Deere & Co.	7.125%	3/3/31	100	144
Deere & Co.	3.900%	6/9/42	75	78
Dover Corp.	5.450%	3/15/18	200	241
Dover Corp.	6.600%	3/15/38	75	110
Eaton Corp.	5.600%	5/15/18	300	358
Embraer Overseas Ltd.	6.375%	1/24/17	150	169
Embraer Overseas Ltd.	6.375%	1/15/20	300	343
Emerson Electric Co.	5.250%	10/15/18	225	274
Emerson Electric Co.	4.875%	10/15/19	25	30
Emerson Electric Co.	4.250%	11/15/20	25	29
Emerson Electric Co.	6.000%	8/15/32	425	565
Flowserve Corp.	3.500%	9/15/22	50	51
General Dynamics Corp.	5.250%	2/1/14	75	80
General Dynamics Corp.	1.375%	1/15/15	250	255
General Dynamics Corp.	3.875%	7/15/21	250	282
General Electric Co.	5.250%	12/6/17	765	905
Goodrich Corp.	4.875%	3/1/20	400	474
Goodrich Corp.	3.600%	2/1/21	350	386
Harsco Corp.	5.750%	5/15/18	500	550
Honeywell International Inc.	5.300%	3/15/17	200	236
Honeywell International Inc.	4.250%	3/1/21	150	176
Honeywell International Inc.	5.700%	3/15/37	100	133
Honeywell International Inc.	5.375%	3/1/41	250	328
Illinois Tool Works Inc.	5.150%	4/1/14	175	187
Illinois Tool Works Inc.	6.250%	4/1/19	100	126
Illinois Tool Works Inc.	3.375%	9/15/21	100	108
Illinois Tool Works Inc.	4.875%	9/15/41	75	88
Illinois Tool Works Inc.	3.900%	9/1/42	275	278
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	56
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	154
John Deere Capital Corp.	4.900%	9/9/13	275	287
John Deere Capital Corp.	1.250%	12/2/14	175	178
John Deere Capital Corp.	2.950%	3/9/15	100	106
John Deere Capital Corp.	0.950%	6/29/15	200	202
John Deere Capital Corp.	2.000%	1/13/17	150	156

John Deere Capital Corp.	2.800%	9/18/17	275	299
John Deere Capital Corp.	5.750%	9/10/18	275	340
John Deere Capital Corp.	3.150%	10/15/21	25	27
John Deere Capital Corp.	2.800%	1/27/23	50	52
Joy Global Inc.	6.000%	11/15/16	50	58
Kennametal Inc.	3.875%	2/15/22	50	52
L-3 Communications Corp.	5.200%	10/15/19	100	113
L-3 Communications Corp.	4.750%	7/15/20	75	83
L-3 Communications Corp.	4.950%	2/15/21	325	362
Lockheed Martin Corp.	3.350%	9/15/21	500	525
Lockheed Martin Corp.	6.150%	9/1/36	725	937
Lockheed Martin Corp.	5.500%	11/15/39	25	30
Martin Marietta Materials Inc.	6.600%	4/15/18	150	168
Northrop Grumman Corp.	3.500%	3/15/21	200	213
Northrop Grumman Corp.	5.050%	11/15/40	400	462
Owens Corning	6.500%	12/1/16	400	450
Parker Hannifin Corp.	5.500%	5/15/18	50	60
Parker Hannifin Corp.	3.500%	9/15/22	100	108
Parker Hannifin Corp.	6.250%	5/15/38	25	35
Raytheon Co.	1.400%	12/15/14	200	204
Raytheon Co.	4.400%	2/15/20	100	116
Raytheon Co.	3.125%	10/15/20	25	27
Raytheon Co.	7.200%	8/15/27	25	35
Raytheon Co.	4.700%	12/15/41	300	349
Republic Services Inc.	3.800%	5/15/18	200	222
Republic Services Inc.	5.500%	9/15/19	425	502
Republic Services Inc.	5.000%	3/1/20	125	145
Republic Services Inc.	5.250%	11/15/21	75	89
Republic Services Inc.	6.086%	3/15/35	75	90
Republic Services Inc.	6.200%	3/1/40	125	156
Republic Services Inc.	5.700%	5/15/41	200	239
Rockwell Automation Inc.	5.650%	12/1/17	25	30
Rockwell Automation Inc.	6.700%	1/15/28	50	66
Rockwell Automation Inc.	6.250%	12/1/37	100	135
Rockwell Collins Inc.	5.250%	7/15/19	25	30
Rockwell Collins Inc.	3.100%	11/15/21	50	53
Roper Industries Inc.	6.250%	9/1/19	75	91
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	125	146
Stanley Black & Decker Inc.	3.400%	12/1/21	150	156
Stanley Black & Decker Inc.	5.200%	9/1/40	125	144
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	225	287
United Technologies Corp.	4.875%	5/1/15	125	139
United Technologies Corp.	1.200%	6/1/15	225	229
United Technologies Corp.	1.800%	6/1/17	225	233
United Technologies Corp.	5.375%	12/15/17	50	61
United Technologies Corp.	4.500%	4/15/20	100	118
United Technologies Corp.	3.100%	6/1/22	375	399
United Technologies Corp.	6.700%	8/1/28	100	137
United Technologies Corp.	7.500%	9/15/29	125	183
United Technologies Corp.	5.400%	5/1/35	150	184
United Technologies Corp.	6.050%	6/1/36	225	303
United Technologies Corp.	6.125%	7/15/38	300	404
United Technologies Corp.	5.700%	4/15/40	100	130
United Technologies Corp.	4.500%	6/1/42	725	809
Waste Management Inc.	5.000%	3/15/14	350	371

Waste Management Inc.	6.375%	3/11/15	175	197
Waste Management Inc.	2.600%	9/1/16	125	131
Waste Management Inc.	4.600%	3/1/21	50	57
Waste Management Inc.	6.125%	11/30/39	200	254

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	50	53
America Movil SAB de CV	5.750%	1/15/15	296	328
America Movil SAB de CV	2.375%	9/8/16	300	312
America Movil SAB de CV	5.625%	11/15/17	150	179
America Movil SAB de CV	5.000%	10/16/19	400	466
America Movil SAB de CV	6.375%	3/1/35	175	228
America Movil SAB de CV	6.125%	11/15/37	150	191
America Movil SAB de CV	6.125%	3/30/40	475	617
America Movil SAB de CV	4.375%	7/16/42	250	257
American Tower Corp.	4.625%	4/1/15	325	349
American Tower Corp.	4.500%	1/15/18	225	249
American Tower Corp.	5.900%	11/1/21	500	593
AT&T Corp.	6.500%	3/15/29	175	217
AT&T Corp.	8.000%	11/15/31	506	782
AT&T Inc.	5.100%	9/15/14	450	490
AT&T Inc.	2.500%	8/15/15	600	632
AT&T Inc.	2.950%	5/15/16	125	134
AT&T Inc.	5.625%	6/15/16	400	469
AT&T Inc.	2.400%	8/15/16	200	211
AT&T Inc.	1.700%	6/1/17	425	437
AT&T Inc.	5.500%	2/1/18	50	60
AT&T Inc.	5.600%	5/15/18	450	552
AT&T Inc.	5.800%	2/15/19	250	311
AT&T Inc.	4.450%	5/15/21	250	294
AT&T Inc.	3.875%	8/15/21	250	283
AT&T Inc.	3.000%	2/15/22	375	396
AT&T Inc.	6.450%	6/15/34	75	98
AT&T Inc.	6.500%	9/1/37	450	599
AT&T Inc.	6.300%	1/15/38	725	953
AT&T Inc.	6.400%	5/15/38	25	33
AT&T Inc.	6.550%	2/15/39	50	68
AT&T Inc.	5.350%	9/1/40	631	760
AT&T Inc.	5.550%	8/15/41	550	685
AT&T Mobility LLC	7.125%	12/15/31	225	313
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	237
BellSouth Corp.	5.200%	9/15/14	125	136
BellSouth Corp.	5.200%	12/15/16	75	87
BellSouth Corp.	6.875%	10/15/31	125	157
BellSouth Corp.	6.550%	6/15/34	225	273
BellSouth Corp.	6.000%	11/15/34	260	300
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	84
British Telecommunications plc	5.950%	1/15/18	300	359
British Telecommunications plc	9.625%	12/15/30	350	571
CBS Corp.	8.875%	5/15/19	175	235
CBS Corp.	5.750%	4/15/20	115	139
CBS Corp.	4.300%	2/15/21	275	306
CBS Corp.	5.900%	10/15/40	500	592
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	484
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	612

Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	843
CenturyLink Inc.	5.000%	2/15/15	50	53
CenturyLink Inc.	6.150%	9/15/19	275	308
CenturyLink Inc.	6.450%	6/15/21	100	113
CenturyLink Inc.	5.800%	3/15/22	350	381
CenturyLink Inc.	7.600%	9/15/39	275	291
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	208
Comcast Cable Communications LLC	8.875%	5/1/17	500	656
Comcast Corp.	5.300%	1/15/14	325	344
Comcast Corp.	5.900%	3/15/16	100	116
Comcast Corp.	6.300%	11/15/17	50	62
Comcast Corp.	5.875%	2/15/18	325	395
Comcast Corp.	5.700%	5/15/18	175	213
Comcast Corp.	5.700%	7/1/19	775	950
Comcast Corp.	5.150%	3/1/20	325	386
Comcast Corp.	5.650%	6/15/35	400	474
Comcast Corp.	6.500%	11/15/35	750	968
Comcast Corp.	6.450%	3/15/37	75	97
Comcast Corp.	6.950%	8/15/37	225	306
COX Communications Inc.	5.450%	12/15/14	500	550
COX Communications Inc.	5.500%	10/1/15	125	142
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	80
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	457
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	178
Deutsche Telekom International Finance BV	8.750%	6/15/30	725	1,091
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	54
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	125	132
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	267
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,088
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	843
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	650	667
Discovery Communications LLC	5.050%	6/1/20	200	234
Discovery Communications LLC	4.375%	6/15/21	25	28
Discovery Communications LLC	3.300%	5/15/22	125	130
Discovery Communications LLC	4.950%	5/15/42	75	82
Embarq Corp.	7.082%	6/1/16	175	207
Embarq Corp.	7.995%	6/1/36	50	57
France Telecom SA	2.125%	9/16/15	175	180
France Telecom SA	2.750%	9/14/16	225	235
France Telecom SA	4.125%	9/14/21	325	359
France Telecom SA	8.500%	3/1/31	425	639
France Telecom SA	5.375%	1/13/42	400	471
Grupo Televisa SAB	6.625%	3/18/25	100	130
Grupo Televisa SAB	6.625%	1/15/40	275	362
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	177
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	182
NBCUniversal Media LLC	2.100%	4/1/14	150	153
NBCUniversal Media LLC	3.650%	4/30/15	75	81
NBCUniversal Media LLC	2.875%	4/1/16	275	292

NBCUniversal Media LLC	5.150%	4/30/20	125	148
NBCUniversal Media LLC	4.375%	4/1/21	175	198
NBCUniversal Media LLC	2.875%	1/15/23	225	225
NBCUniversal Media LLC	6.400%	4/30/40	300	382
NBCUniversal Media LLC	5.950%	4/1/41	150	186
NBCUniversal Media LLC	4.450%	1/15/43	325	324
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	161
News America Inc.	5.300%	12/15/14	250	275
News America Inc.	4.500%	2/15/21	525	592
News America Inc.	6.550%	3/15/33	300	354
News America Inc.	6.200%	12/15/34	600	722
News America Inc.	6.400%	12/15/35	365	451
News America Inc.	8.150%	10/17/36	175	242
News America Inc.	6.900%	8/15/39	100	130
News America Inc.	6.150%	2/15/41	100	124
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	29
Omnicom Group Inc.	4.450%	8/15/20	300	334
Omnicom Group Inc.	3.625%	5/1/22	325	341
Pacific Bell Telephone Co.	7.125%	3/15/26	50	67
Qwest Corp.	7.500%	10/1/14	200	223
Qwest Corp.	6.500%	6/1/17	100	118
Qwest Corp.	7.250%	9/15/25	25	30
Qwest Corp.	6.875%	9/15/33	275	279
Qwest Corp.	7.125%	11/15/43	100	102
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	108
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	160
Rogers Communications Inc.	6.375%	3/1/14	450	486
Rogers Communications Inc.	5.500%	3/15/14	150	160
Rogers Communications Inc.	6.800%	8/15/18	150	189
Telecom Italia Capital SA	5.250%	11/15/13	120	124
Telecom Italia Capital SA	6.175%	6/18/14	75	79
Telecom Italia Capital SA	4.950%	9/30/14	175	181
Telecom Italia Capital SA	5.250%	10/1/15	275	290
Telecom Italia Capital SA	7.175%	6/18/19	100	111
Telecom Italia Capital SA	6.375%	11/15/33	85	78
Telecom Italia Capital SA	6.000%	9/30/34	25	22
Telecom Italia Capital SA	7.200%	7/18/36	100	98
Telecom Italia Capital SA	7.721%	6/4/38	775	780
Telefonica Emisiones SAU	3.729%	4/27/15	100	100
Telefonica Emisiones SAU	6.421%	6/20/16	450	476
Telefonica Emisiones SAU	5.877%	7/15/19	100	101
Telefonica Emisiones SAU	5.134%	4/27/20	225	220
Telefonica Emisiones SAU	5.462%	2/16/21	225	222
Telefonica Emisiones SAU	7.045%	6/20/36	425	417
Telefonica Europe BV	8.250%	9/15/30	200	213
Thomson Reuters Corp.	5.700%	10/1/14	125	137
Thomson Reuters Corp.	4.700%	10/15/19	300	347
Thomson Reuters Corp.	5.500%	8/15/35	200	232
Thomson Reuters Corp.	5.850%	4/15/40	150	185
Time Warner Cable Inc.	7.500%	4/1/14	100	110
Time Warner Cable Inc.	3.500%	2/1/15	150	159
Time Warner Cable Inc.	5.850%	5/1/17	675	804
Time Warner Cable Inc.	6.750%	7/1/18	850	1,069
Time Warner Cable Inc.	8.250%	4/1/19	225	302
Time Warner Cable Inc.	5.000%	2/1/20	475	551
Time Warner Cable Inc.	6.550%	5/1/37	200	251

Time Warner Cable Inc.	6.750%	6/15/39	200	261
Time Warner Cable Inc.	5.875%	11/15/40	600	706
Time Warner Cable Inc.	4.500%	9/15/42	200	199
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	247
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	145
United States Cellular Corp.	6.700%	12/15/33	75	78
Verizon Communications Inc.	1.950%	3/28/14	800	819
Verizon Communications Inc.	5.550%	2/15/16	250	290
Verizon Communications Inc.	3.000%	4/1/16	25	27
Verizon Communications Inc.	2.000%	11/1/16	500	522
Verizon Communications Inc.	5.500%	4/1/17	50	60
Verizon Communications Inc.	5.500%	2/15/18	550	669
Verizon Communications Inc.	6.100%	4/15/18	50	62
Verizon Communications Inc.	8.750%	11/1/18	600	838
Verizon Communications Inc.	6.350%	4/1/19	200	257
Verizon Communications Inc.	4.600%	4/1/21	775	921
Verizon Communications Inc.	3.500%	11/1/21	100	110
Verizon Communications Inc.	5.850%	9/15/35	425	539
Verizon Communications Inc.	6.250%	4/1/37	60	80
Verizon Communications Inc.	6.400%	2/15/38	125	169
Verizon Communications Inc.	6.900%	4/15/38	290	417
Verizon Communications Inc.	8.950%	3/1/39	500	871
Verizon Communications Inc.	4.750%	11/1/41	200	231
Verizon Global Funding Corp.	7.750%	12/1/30	425	632
Vodafone Group plc	5.000%	12/16/13	400	422
Vodafone Group plc	5.375%	1/30/15	500	553
Vodafone Group plc	5.750%	3/15/16	100	116
Vodafone Group plc	5.625%	2/27/17	250	297
Vodafone Group plc	1.625%	3/20/17	625	639
Vodafone Group plc	1.250%	9/26/17	300	300
Vodafone Group plc	5.450%	6/10/19	150	185
Vodafone Group plc	2.500%	9/26/22	75	75
Vodafone Group plc	7.875%	2/15/30	50	75
Vodafone Group plc	6.150%	2/27/37	225	303
Washington Post Co.	7.250%	2/1/19	75	89
WPP Finance 2010	4.750%	11/21/21	358	395
WPP Finance 2010	3.625%	9/7/22	50	50
WPP Finance UK	8.000%	9/15/14	50	56

Consumer Cyclical (1.5%)
AutoZone Inc.	6.500%	1/15/14	200	214
AutoZone Inc.	7.125%	8/1/18	250	312
BorgWarner Inc.	4.625%	9/15/20	25	28
Costco Wholesale Corp.	5.500%	3/15/17	200	242
CVS Caremark Corp.	4.875%	9/15/14	50	54
CVS Caremark Corp.	3.250%	5/18/15	25	27
CVS Caremark Corp.	6.125%	8/15/16	150	178
CVS Caremark Corp.	6.600%	3/15/19	700	895
CVS Caremark Corp.	6.250%	6/1/27	375	496
CVS Caremark Corp.	6.125%	9/15/39	175	229
Daimler Finance North America LLC	6.500%	11/15/13	300	320
5 Daimler Finance North America LLC	2.625%	9/15/16	125	130
Daimler Finance North America LLC	8.500%	1/18/31	100	157
Darden Restaurants Inc.	6.200%	10/15/17	275	321
Darden Restaurants Inc.	4.500%	10/15/21	225	240
Darden Restaurants Inc.	6.800%	10/15/37	100	121
eBay Inc.	0.875%	10/15/13	75	75

eBay Inc.	1.625%	10/15/15	75	77
eBay Inc.	1.350%	7/15/17	175	177
eBay Inc.	3.250%	10/15/20	75	81
eBay Inc.	2.600%	7/15/22	400	403
eBay Inc.	4.000%	7/15/42	25	24
Expedia Inc.	5.950%	8/15/20	75	82
Family Dollar Stores Inc.	5.000%	2/1/21	75	81
Ford Motor Co.	6.625%	10/1/28	275	309
Ford Motor Co.	6.375%	2/1/29	100	109
Ford Motor Co.	7.450%	7/16/31	375	465
Ford Motor Co.	7.400%	11/1/46	100	120
Ford Motor Credit Co. LLC	7.000%	10/1/13	500	529
Ford Motor Credit Co. LLC	8.000%	6/1/14	175	193
Ford Motor Credit Co. LLC	8.700%	10/1/14	100	113
Ford Motor Credit Co. LLC	3.875%	1/15/15	650	678
Ford Motor Credit Co. LLC	7.000%	4/15/15	225	252
Ford Motor Credit Co. LLC	2.750%	5/15/15	100	102
Ford Motor Credit Co. LLC	12.000%	5/15/15	125	155
Ford Motor Credit Co. LLC	5.625%	9/15/15	125	137
Ford Motor Credit Co. LLC	4.207%	4/15/16	125	132
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	577
Ford Motor Credit Co. LLC	8.000%	12/15/16	200	240
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	106
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	377
Ford Motor Credit Co. LLC	5.000%	5/15/18	275	300
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	314
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	280
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	368
Historic TW Inc.	9.150%	2/1/23	195	280
Historic TW Inc.	6.625%	5/15/29	175	218
Home Depot Inc.	5.250%	12/16/13	250	265
Home Depot Inc.	5.400%	3/1/16	175	203
Home Depot Inc.	3.950%	9/15/20	100	114
Home Depot Inc.	4.400%	4/1/21	1,100	1,296
Home Depot Inc.	5.875%	12/16/36	275	363
Home Depot Inc.	5.400%	9/15/40	75	95
Home Depot Inc.	5.950%	4/1/41	125	170
Hyatt Hotels Corp.	3.875%	8/15/16	50	53
Hyatt Hotels Corp.	5.375%	8/15/21	50	56
International Game Technology	7.500%	6/15/19	50	60
International Game Technology	5.500%	6/15/20	75	82
Johnson Controls Inc.	2.600%	12/1/16	100	105
Johnson Controls Inc.	5.000%	3/30/20	125	143
Johnson Controls Inc.	4.250%	3/1/21	250	270
Johnson Controls Inc.	3.750%	12/1/21	100	107
Johnson Controls Inc.	6.000%	1/15/36	50	60
Johnson Controls Inc.	5.250%	12/1/41	50	57
Kohl's Corp.	6.250%	12/15/17	50	61
Kohl's Corp.	4.000%	11/1/21	300	327
Kohl's Corp.	6.000%	1/15/33	100	115
Lowe's Cos. Inc.	5.000%	10/15/15	150	169
Lowe's Cos. Inc.	5.400%	10/15/16	150	174
Lowe's Cos. Inc.	6.100%	9/15/17	75	91
Lowe's Cos. Inc.	3.750%	4/15/21	500	544
Lowe's Cos. Inc.	6.875%	2/15/28	25	33
Lowe's Cos. Inc.	6.500%	3/15/29	200	254
Lowe's Cos. Inc.	5.800%	10/15/36	175	216

Macy's Retail Holdings Inc.	7.875%	7/15/15	650	764
Macy's Retail Holdings Inc.	5.900%	12/1/16	150	175
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	403
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	265
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	151
Marriott International Inc.	6.200%	6/15/16	25	29
Marriott International Inc.	6.375%	6/15/17	50	59
Marriott International Inc.	3.000%	3/1/19	50	51
McDonald's Corp.	0.750%	5/29/15	125	126
McDonald's Corp.	5.300%	3/15/17	125	147
McDonald's Corp.	5.800%	10/15/17	175	215
McDonald's Corp.	5.350%	3/1/18	100	123
McDonald's Corp.	5.000%	2/1/19	100	120
McDonald's Corp.	1.875%	5/29/19	50	52
McDonald's Corp.	6.300%	10/15/37	50	71
McDonald's Corp.	5.700%	2/1/39	100	134
McDonald's Corp.	3.700%	2/15/42	375	386
Nordstrom Inc.	6.250%	1/15/18	75	92
Nordstrom Inc.	4.750%	5/1/20	400	465
Nordstrom Inc.	4.000%	10/15/21	175	197
Nordstrom Inc.	7.000%	1/15/38	50	73
NVR Inc.	3.950%	9/15/22	75	77
O'Reilly Automotive Inc.	4.875%	1/14/21	25	28
PACCAR Inc.	6.875%	2/15/14	100	108
5 QVC Inc.	5.125%	7/2/22	25	26
Staples Inc.	9.750%	1/15/14	100	110
Target Corp.	5.375%	5/1/17	225	269
Target Corp.	6.000%	1/15/18	200	249
Target Corp.	7.000%	7/15/31	100	140
Target Corp.	6.350%	11/1/32	175	232
Target Corp.	6.500%	10/15/37	125	175
Target Corp.	7.000%	1/15/38	425	624
Target Corp.	4.000%	7/1/42	150	153
Time Warner Inc.	3.150%	7/15/15	575	613
Time Warner Inc.	5.875%	11/15/16	75	89
Time Warner Inc.	4.875%	3/15/20	350	406
Time Warner Inc.	4.700%	1/15/21	50	57
Time Warner Inc.	4.750%	3/29/21	675	779
Time Warner Inc.	7.625%	4/15/31	300	417
Time Warner Inc.	7.700%	5/1/32	375	525
Time Warner Inc.	6.500%	11/15/36	175	223
Time Warner Inc.	6.200%	3/15/40	100	125
Time Warner Inc.	6.100%	7/15/40	175	216
Time Warner Inc.	6.250%	3/29/41	50	63
TJX Cos. Inc.	6.950%	4/15/19	150	192
Toyota Motor Credit Corp.	1.000%	2/17/15	175	177
Toyota Motor Credit Corp.	3.200%	6/17/15	425	453
Toyota Motor Credit Corp.	0.875%	7/17/15	50	50
Toyota Motor Credit Corp.	2.800%	1/11/16	50	53
Toyota Motor Credit Corp.	2.000%	9/15/16	175	182
Toyota Motor Credit Corp.	2.050%	1/12/17	450	467
Toyota Motor Credit Corp.	4.250%	1/11/21	125	143
Toyota Motor Credit Corp.	3.400%	9/15/21	75	81
Toyota Motor Credit Corp.	3.300%	1/12/22	275	296
VF Corp.	5.950%	11/1/17	75	90
VF Corp.	3.500%	9/1/21	200	215
VF Corp.	6.450%	11/1/37	50	68

Viacom Inc.	1.250%	2/27/15	150	151
Viacom Inc.	2.500%	12/15/16	175	184
Viacom Inc.	3.500%	4/1/17	50	55
Viacom Inc.	6.125%	10/5/17	75	90
Viacom Inc.	5.625%	9/15/19	275	331
Viacom Inc.	3.875%	12/15/21	25	27
Viacom Inc.	3.125%	6/15/22	50	52
Viacom Inc.	6.875%	4/30/36	450	596
Wal-Mart Stores Inc.	1.625%	4/15/14	350	357
Wal-Mart Stores Inc.	4.500%	7/1/15	225	250
Wal-Mart Stores Inc.	1.500%	10/25/15	190	195
Wal-Mart Stores Inc.	5.375%	4/5/17	25	30
Wal-Mart Stores Inc.	5.800%	2/15/18	250	311
Wal-Mart Stores Inc.	3.250%	10/25/20	325	360
Wal-Mart Stores Inc.	4.250%	4/15/21	200	235
Wal-Mart Stores Inc.	5.875%	4/5/27	725	973
Wal-Mart Stores Inc.	7.550%	2/15/30	175	263
Wal-Mart Stores Inc.	5.250%	9/1/35	150	185
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,287
Wal-Mart Stores Inc.	6.200%	4/15/38	300	415
Wal-Mart Stores Inc.	5.625%	4/15/41	475	633
Walgreen Co.	1.000%	3/13/15	225	226
Walgreen Co.	1.800%	9/15/17	50	51
Walgreen Co.	4.400%	9/15/42	75	77
Walt Disney Co.	0.875%	12/1/14	175	177
Walt Disney Co.	5.625%	9/15/16	375	446
Walt Disney Co.	5.875%	12/15/17	175	215
Walt Disney Co.	2.750%	8/16/21	100	105
Walt Disney Co.	4.375%	8/16/41	75	86
Walt Disney Co.	4.125%	12/1/41	275	306
Western Union Co.	5.930%	10/1/16	125	147
Western Union Co.	5.253%	4/1/20	133	155
Western Union Co.	6.200%	11/17/36	75	85
Western Union Co.	6.200%	6/21/40	200	232
Wyndham Worldwide Corp.	2.950%	3/1/17	200	202
Wyndham Worldwide Corp.	4.250%	3/1/22	175	178
Yum! Brands Inc.	6.250%	4/15/16	50	58
Yum! Brands Inc.	6.250%	3/15/18	50	61
Yum! Brands Inc.	6.875%	11/15/37	225	311

Consumer Noncyclical (2.8%)
Abbott Laboratories	4.350%	3/15/14	500	529
Abbott Laboratories	2.700%	5/27/15	75	79
Abbott Laboratories	5.875%	5/15/16	475	560
Abbott Laboratories	5.600%	11/30/17	100	122
Abbott Laboratories	4.125%	5/27/20	25	29
Abbott Laboratories	6.150%	11/30/37	300	418
Abbott Laboratories	6.000%	4/1/39	50	70
Abbott Laboratories	5.300%	5/27/40	500	648
Allergan Inc.	5.750%	4/1/16	25	29
Altria Group Inc.	8.500%	11/10/13	500	543
Altria Group Inc.	4.125%	9/11/15	475	521
Altria Group Inc.	9.700%	11/10/18	192	275
Altria Group Inc.	9.250%	8/6/19	185	262
Altria Group Inc.	2.850%	8/9/22	75	74
Altria Group Inc.	9.950%	11/10/38	150	251
Altria Group Inc.	10.200%	2/6/39	650	1,113

Altria Group Inc.	4.250%	8/9/42	150	148
AmerisourceBergen Corp.	5.875%	9/15/15	150	172
AmerisourceBergen Corp.	4.875%	11/15/19	25	29
Amgen Inc.	1.875%	11/15/14	200	206
Amgen Inc.	4.850%	11/18/14	100	109
Amgen Inc.	2.300%	6/15/16	150	157
Amgen Inc.	2.500%	11/15/16	200	211
Amgen Inc.	2.125%	5/15/17	225	233
Amgen Inc.	5.850%	6/1/17	150	179
Amgen Inc.	5.700%	2/1/19	75	90
Amgen Inc.	3.450%	10/1/20	225	237
Amgen Inc.	4.100%	6/15/21	150	164
Amgen Inc.	3.875%	11/15/21	200	215
Amgen Inc.	3.625%	5/15/22	225	238
Amgen Inc.	6.375%	6/1/37	125	156
Amgen Inc.	6.900%	6/1/38	275	367
Amgen Inc.	6.400%	2/1/39	175	222
Amgen Inc.	5.750%	3/15/40	125	148
Amgen Inc.	4.950%	10/1/41	150	158
Amgen Inc.	5.150%	11/15/41	325	361
Amgen Inc.	5.650%	6/15/42	175	208
Amgen Inc.	5.375%	5/15/43	75	87
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	91
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	208
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	147
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	275	280
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	220
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	296
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	320
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	525	532
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	778
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	231
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	620
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	181
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	88
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	203
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	250
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	464
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	226
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	90
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	260
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	124
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	334
Archer-Daniels-Midland Co.	5.765%	3/1/41	75	97
AstraZeneca plc	5.400%	6/1/14	75	81
AstraZeneca plc	5.900%	9/15/17	550	675
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	616
AstraZeneca plc	4.000%	9/18/42	250	256
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	56
Baxter International Inc.	6.250%	12/1/37	300	418
Baxter International Inc.	3.650%	8/15/42	25	25
Beam Inc.	5.375%	1/15/16	45	51
Beam Inc.	1.875%	5/15/17	25	26
Beam Inc.	3.250%	5/15/22	50	52
Beam Inc.	5.875%	1/15/36	50	60

Becton Dickinson & Co.	5.000%	5/15/19	50	59
Becton Dickinson & Co.	3.250%	11/12/20	300	325
Becton Dickinson & Co.	3.125%	11/8/21	65	70
Biogen Idec Inc.	6.875%	3/1/18	325	400
Boston Scientific Corp.	4.500%	1/15/15	200	214
Boston Scientific Corp.	6.250%	11/15/15	325	369
Boston Scientific Corp.	6.000%	1/15/20	200	238
Boston Scientific Corp.	7.000%	11/15/35	25	32
Boston Scientific Corp.	7.375%	1/15/40	50	69
Bottling Group LLC	5.000%	11/15/13	75	79
Bottling Group LLC	5.500%	4/1/16	250	288
Bottling Group LLC	5.125%	1/15/19	100	119
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	61
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	267
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	282
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	141
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	147
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	69
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	69
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	184
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	27
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	53
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	537
Campbell Soup Co.	3.050%	7/15/17	25	27
Campbell Soup Co.	4.250%	4/15/21	100	114
Campbell Soup Co.	3.800%	8/2/42	75	74
Cardinal Health Inc.	4.000%	6/15/15	50	54
Cardinal Health Inc.	4.625%	12/15/20	125	142
CareFusion Corp.	5.125%	8/1/14	50	54
CareFusion Corp.	6.375%	8/1/19	50	60
Celgene Corp.	2.450%	10/15/15	50	52
Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	3.950%	10/15/20	25	27
Celgene Corp.	3.250%	8/15/22	175	177
Celgene Corp.	5.700%	10/15/40	50	57
Church & Dwight Co. Inc.	3.350%	12/15/15	50	53
Clorox Co.	5.000%	1/15/15	250	273
Clorox Co.	3.800%	11/15/21	100	108
Coca-Cola Co.	0.750%	11/15/13	50	50
Coca-Cola Co.	3.625%	3/15/14	100	105
Coca-Cola Co.	0.750%	3/13/15	325	327
Coca-Cola Co.	1.500%	11/15/15	200	206
Coca-Cola Co.	1.800%	9/1/16	450	469
Coca-Cola Co.	5.350%	11/15/17	175	212
Coca-Cola Co.	4.875%	3/15/19	200	239
Coca-Cola Co.	3.150%	11/15/20	125	137
Coca-Cola Co.	3.300%	9/1/21	250	278
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	322
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	113
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	103
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	400	438
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	27
Colgate-Palmolive Co.	0.600%	11/15/14	50	50
Colgate-Palmolive Co.	1.300%	1/15/17	200	204
Colgate-Palmolive Co.	2.450%	11/15/21	75	78
ConAgra Foods Inc.	3.250%	9/15/22	125	126
Covidien International Finance SA	1.350%	5/29/15	175	177

Covidien International Finance SA	6.000%	10/15/17	225	277
Covidien International Finance SA	3.200%	6/15/22	200	213
Covidien International Finance SA	6.550%	10/15/37	175	250
Delhaize Group SA	5.875%	2/1/14	125	132
Delhaize Group SA	5.700%	10/1/40	200	177
DENTSPLY International Inc.	2.750%	8/15/16	75	78
Diageo Capital plc	1.500%	5/11/17	1,200	1,221
Diageo Capital plc	5.750%	10/23/17	25	30
Diageo Capital plc	4.828%	7/15/20	300	354
Diageo Finance BV	5.300%	10/28/15	75	85
Diageo Investment Corp.	2.875%	5/11/22	100	104
Diageo Investment Corp.	4.250%	5/11/42	75	82
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	79
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	89
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	129
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	37
Eli Lilly & Co.	4.200%	3/6/14	150	158
Eli Lilly & Co.	5.200%	3/15/17	150	177
Eli Lilly & Co.	5.500%	3/15/27	150	194
Eli Lilly & Co.	5.550%	3/15/37	150	194
Energizer Holdings Inc.	4.700%	5/19/21	50	53
Energizer Holdings Inc.	4.700%	5/24/22	25	27
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	75
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	25
Express Scripts Holding Co.	6.250%	6/15/14	75	82
5 Express Scripts Holding Co.	2.100%	2/12/15	325	332
Express Scripts Holding Co.	3.125%	5/15/16	100	107
5 Express Scripts Holding Co.	2.650%	2/15/17	350	368
Express Scripts Holding Co.	7.250%	6/15/19	50	65
5 Express Scripts Holding Co.	4.750%	11/15/21	150	173
5 Express Scripts Holding Co.	3.900%	2/15/22	100	109
5 Express Scripts Holding Co.	6.125%	11/15/41	175	228
Flowers Foods Inc.	4.375%	4/1/22	75	77
Genentech Inc.	4.750%	7/15/15	50	55
Genentech Inc.	5.250%	7/15/35	375	454
General Mills Inc.	5.700%	2/15/17	150	179
General Mills Inc.	5.650%	2/15/19	775	944
General Mills Inc.	3.150%	12/15/21	25	26
Gilead Sciences Inc.	2.400%	12/1/14	100	103
Gilead Sciences Inc.	4.500%	4/1/21	150	170
Gilead Sciences Inc.	4.400%	12/1/21	400	453
Gilead Sciences Inc.	5.650%	12/1/41	100	125
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	398
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	492
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	923
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	534
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	104
Hasbro Inc.	6.300%	9/15/17	175	205
Hasbro Inc.	6.350%	3/15/40	300	358
Hershey Co.	5.450%	9/1/16	50	58
Hershey Co.	1.500%	11/1/16	100	103
Hershey Co.	4.125%	12/1/20	50	57
HJ Heinz Co.	2.850%	3/1/22	50	51
HJ Heinz Finance Co.	6.750%	3/15/32	225	284
Hormel Foods Corp.	4.125%	4/15/21	25	28
Hospira Inc.	5.900%	6/15/14	75	81
Hospira Inc.	5.600%	9/15/40	50	53

Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	25	28
Ingredion Inc.	6.625%	4/15/37	25	31
JM Smucker Co.	3.500%	10/15/21	50	53
Johnson & Johnson	5.550%	8/15/17	500	611
Johnson & Johnson	6.950%	9/1/29	25	37
Johnson & Johnson	4.950%	5/15/33	150	186
Johnson & Johnson	5.950%	8/15/37	200	284
Johnson & Johnson	4.500%	9/1/40	150	183
Kaiser Foundation Hospitals	3.500%	4/1/22	50	53
Kaiser Foundation Hospitals	4.875%	4/1/42	100	113
Kellogg Co.	1.875%	11/17/16	350	361
Kellogg Co.	4.150%	11/15/19	125	142
Kellogg Co.	4.000%	12/15/20	500	561
Kellogg Co.	3.125%	5/17/22	50	52
Kimberly-Clark Corp.	4.875%	8/15/15	200	224
Kimberly-Clark Corp.	6.125%	8/1/17	275	341
Kimberly-Clark Corp.	6.250%	7/15/18	50	63
Kimberly-Clark Corp.	3.625%	8/1/20	140	156
Kimberly-Clark Corp.	5.300%	3/1/41	350	457
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	243
Koninklijke Philips Electronics NV	3.750%	3/15/22	300	325
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	241
Koninklijke Philips Electronics NV	5.000%	3/15/42	50	57
5 Kraft Foods Group Inc.	1.625%	6/4/15	50	51
5 Kraft Foods Group Inc.	2.250%	6/5/17	150	155
5 Kraft Foods Group Inc.	6.125%	8/23/18	75	92
5 Kraft Foods Group Inc.	5.375%	2/10/20	65	78
5 Kraft Foods Group Inc.	3.500%	6/6/22	150	159
5 Kraft Foods Group Inc.	5.000%	6/4/42	325	366
Kroger Co.	3.900%	10/1/15	500	543
Kroger Co.	2.200%	1/15/17	100	102
Kroger Co.	6.150%	1/15/20	75	92
Kroger Co.	8.000%	9/15/29	125	167
Kroger Co.	7.500%	4/1/31	100	132
Kroger Co.	6.900%	4/15/38	75	95
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	84
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	26
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Life Technologies Corp.	4.400%	3/1/15	100	107
Life Technologies Corp.	3.500%	1/15/16	50	53
Life Technologies Corp.	6.000%	3/1/20	125	149
Life Technologies Corp.	5.000%	1/15/21	75	85
Lorillard Tobacco Co.	3.500%	8/4/16	50	53
Lorillard Tobacco Co.	8.125%	6/23/19	175	225
Lorillard Tobacco Co.	7.000%	8/4/41	75	90
Mattel Inc.	5.450%	11/1/41	50	56
McCormick & Co. Inc.	3.900%	7/15/21	50	55
McKesson Corp.	3.250%	3/1/16	425	457
McKesson Corp.	4.750%	3/1/21	25	29
McKesson Corp.	6.000%	3/1/41	475	649
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	600	685
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	124
Medco Health Solutions Inc.	2.750%	9/15/15	300	314
Medco Health Solutions Inc.	7.125%	3/15/18	250	314
Medtronic Inc.	4.500%	3/15/14	75	79

Medtronic Inc.	3.000%	3/15/15	250	264
Medtronic Inc.	4.750%	9/15/15	100	112
Medtronic Inc.	5.600%	3/15/19	25	30
Medtronic Inc.	4.450%	3/15/20	125	145
Medtronic Inc.	6.500%	3/15/39	25	37
Medtronic Inc.	5.550%	3/15/40	350	442
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	59
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	275	276
Merck & Co. Inc.	5.300%	12/1/13	250	264
Merck & Co. Inc.	4.750%	3/1/15	200	220
Merck & Co. Inc.	4.000%	6/30/15	100	110
Merck & Co. Inc.	2.250%	1/15/16	75	79
Merck & Co. Inc.	6.000%	9/15/17	200	247
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	5.000%	6/30/19	100	121
Merck & Co. Inc.	3.875%	1/15/21	250	285
Merck & Co. Inc.	2.400%	9/15/22	250	252
Merck & Co. Inc.	6.400%	3/1/28	50	69
Merck & Co. Inc.	5.950%	12/1/28	75	100
Merck & Co. Inc.	6.500%	12/1/33	75	108
Merck & Co. Inc.	5.750%	11/15/36	350	467
Merck & Co. Inc.	6.550%	9/15/37	125	184
Merck & Co. Inc.	5.850%	6/30/39	75	103
Merck & Co. Inc.	3.600%	9/15/42	75	75
Molson Coors Brewing Co.	2.000%	5/1/17	25	26
Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	5.000%	5/1/42	100	112
Mondelez International Inc.	6.875%	1/26/39	25	35
Mondelez International Inc.	5.250%	10/1/13	25	26
Mondelez International Inc.	6.750%	2/19/14	75	81
Mondelez International Inc.	4.125%	2/9/16	925	1,018
Mondelez International Inc.	6.500%	8/11/17	475	584
Mondelez International Inc.	5.375%	2/10/20	435	525
Mondelez International Inc.	6.500%	11/1/31	200	256
Mondelez International Inc.	7.000%	8/11/37	400	560
Mondelez International Inc.	6.875%	2/1/38	575	800
Mondelez International Inc.	6.500%	2/9/40	225	306
New York University Hospitals Center GO	4.428%	7/1/42	75	76
Novant Health Inc.	5.850%	11/1/19	150	175
Novartis Capital Corp.	4.125%	2/10/14	525	551
Novartis Capital Corp.	2.900%	4/24/15	125	133
Novartis Capital Corp.	2.400%	9/21/22	75	75
Novartis Capital Corp.	3.700%	9/21/42	75	77
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	783
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	401
PepsiAmericas Inc.	5.000%	5/15/17	100	117
PepsiCo Inc.	3.750%	3/1/14	350	366
PepsiCo Inc.	0.750%	3/5/15	100	100
PepsiCo Inc.	0.700%	8/13/15	450	451
PepsiCo Inc.	2.500%	5/10/16	200	212
PepsiCo Inc.	1.250%	8/13/17	200	202
PepsiCo Inc.	5.000%	6/1/18	325	387
PepsiCo Inc.	7.900%	11/1/18	275	373
PepsiCo Inc.	4.500%	1/15/20	25	29
PepsiCo Inc.	3.000%	8/25/21	150	159

PepsiCo Inc.	2.750%	3/5/22	275	285
PepsiCo Inc.	5.500%	1/15/40	250	321
PepsiCo Inc.	4.875%	11/1/40	200	238
PepsiCo Inc.	4.000%	3/5/42	175	182
PerkinElmer Inc.	5.000%	11/15/21	75	83
Pfizer Inc.	5.350%	3/15/15	700	782
Pfizer Inc.	6.200%	3/15/19	600	765
Pfizer Inc.	7.200%	3/15/39	275	430
Pharmacia Corp.	6.600%	12/1/28	75	102
Philip Morris International Inc.	6.875%	3/17/14	150	164
Philip Morris International Inc.	2.500%	5/16/16	700	741
Philip Morris International Inc.	1.625%	3/20/17	50	51
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	325	398
Philip Morris International Inc.	6.375%	5/16/38	200	277
Philip Morris International Inc.	4.375%	11/15/41	425	458
Philip Morris International Inc.	4.500%	3/20/42	50	55
Philip Morris International Inc.	3.875%	8/21/42	25	25
3 Procter & Gamble - Esop	9.360%	1/1/21	347	468
Procter & Gamble Co.	4.950%	8/15/14	50	54
Procter & Gamble Co.	3.500%	2/15/15	150	160
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	119
Procter & Gamble Co.	6.450%	1/15/26	75	104
Procter & Gamble Co.	5.550%	3/5/37	325	440
Quest Diagnostics Inc.	5.450%	11/1/15	200	224
Quest Diagnostics Inc.	6.950%	7/1/37	75	99
Ralcorp Holdings Inc.	6.625%	8/15/39	250	267
Reynolds American Inc.	6.750%	6/15/17	150	182
Reynolds American Inc.	7.250%	6/15/37	125	158
Safeway Inc.	6.250%	3/15/14	150	160
Safeway Inc.	6.350%	8/15/17	100	113
Safeway Inc.	5.000%	8/15/19	125	130
Safeway Inc.	3.950%	8/15/20	250	243
Safeway Inc.	7.250%	2/1/31	75	80
Sanofi	1.625%	3/28/14	50	51
Sanofi	2.625%	3/29/16	200	212
Sanofi	4.000%	3/29/21	600	686
St. Jude Medical Inc.	3.750%	7/15/14	225	237
Stryker Corp.	3.000%	1/15/15	50	53
Stryker Corp.	2.000%	9/30/16	100	104
Stryker Corp.	4.375%	1/15/20	50	57
Sysco Corp.	5.250%	2/12/18	100	120
Sysco Corp.	5.375%	9/21/35	100	127
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	79
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	25	27
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	265
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	106
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	75	81
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	50	51
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	79
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	212
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	519
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	342
Tyson Foods Inc.	4.500%	6/15/22	275	288
Unilever Capital Corp.	3.650%	2/15/14	25	26

Unilever Capital Corp.	2.750%	2/10/16	500	533
Unilever Capital Corp.	4.250%	2/10/21	200	233
Unilever Capital Corp.	5.900%	11/15/32	50	71
UST LLC	5.750%	3/1/18	75	90
Watson Pharmaceuticals Inc.	1.875%	10/1/17	100	101
Watson Pharmaceuticals Inc.	3.250%	10/1/22	175	177
Watson Pharmaceuticals Inc.	4.625%	10/1/42	50	51
Wyeth LLC	5.500%	2/1/14	50	53
Wyeth LLC	5.500%	2/15/16	200	232
Wyeth LLC	5.450%	4/1/17	50	60
Wyeth LLC	6.450%	2/1/24	100	137
Wyeth LLC	6.500%	2/1/34	250	349
Wyeth LLC	6.000%	2/15/36	175	235
Wyeth LLC	5.950%	4/1/37	650	873
Zimmer Holdings Inc.	1.400%	11/30/14	75	75
Zimmer Holdings Inc.	4.625%	11/30/19	50	57
Zimmer Holdings Inc.	3.375%	11/30/21	100	105
Zimmer Holdings Inc.	5.750%	11/30/39	50	61

Energy (1.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	155
Anadarko Petroleum Corp.	7.625%	3/15/14	150	164
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	5.950%	9/15/16	500	581
Anadarko Petroleum Corp.	6.450%	9/15/36	775	965
Anadarko Petroleum Corp.	7.950%	6/15/39	25	36
Anadarko Petroleum Corp.	6.200%	3/15/40	275	337
Apache Corp.	5.625%	1/15/17	100	119
Apache Corp.	1.750%	4/15/17	75	78
Apache Corp.	6.900%	9/15/18	150	193
Apache Corp.	3.625%	2/1/21	75	83
Apache Corp.	6.000%	1/15/37	350	467
Apache Corp.	5.100%	9/1/40	350	415
Apache Corp.	4.750%	4/15/43	200	229
Baker Hughes Inc.	3.200%	8/15/21	300	326
Baker Hughes Inc.	6.875%	1/15/29	100	136
Baker Hughes Inc.	5.125%	9/15/40	275	338
BP Capital Markets plc	5.250%	11/7/13	350	368
BP Capital Markets plc	3.625%	5/8/14	50	52
BP Capital Markets plc	1.700%	12/5/14	500	513
BP Capital Markets plc	3.875%	3/10/15	275	295
BP Capital Markets plc	3.125%	10/1/15	450	480
BP Capital Markets plc	3.200%	3/11/16	225	241
BP Capital Markets plc	2.248%	11/1/16	500	523
BP Capital Markets plc	1.846%	5/5/17	225	230
BP Capital Markets plc	4.750%	3/10/19	200	233
BP Capital Markets plc	4.500%	10/1/20	225	260
BP Capital Markets plc	4.742%	3/11/21	350	410
BP Capital Markets plc	3.245%	5/6/22	250	264
Burlington Resources Finance Co.	7.400%	12/1/31	175	257
Cameron International Corp.	6.375%	7/15/18	100	121
Cameron International Corp.	7.000%	7/15/38	100	132
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	163
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	148
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	267
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	311
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	163

Canadian Natural Resources Ltd.	6.500%	2/15/37	150	196
Cenovus Energy Inc.	4.500%	9/15/14	150	161
Cenovus Energy Inc.	5.700%	10/15/19	50	61
Cenovus Energy Inc.	6.750%	11/15/39	450	614
Cenovus Energy Inc.	4.450%	9/15/42	150	156
Chevron Corp.	3.950%	3/3/14	300	315
Chevron Corp.	4.950%	3/3/19	275	333
ConocoPhillips	4.750%	2/1/14	33	35
ConocoPhillips	4.600%	1/15/15	500	546
ConocoPhillips	5.750%	2/1/19	875	1,090
ConocoPhillips	5.900%	10/15/32	50	65
ConocoPhillips	5.900%	5/15/38	50	67
ConocoPhillips	6.500%	2/1/39	500	724
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	297
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	260
ConocoPhillips Holding Co.	6.950%	4/15/29	150	212
Devon Energy Corp.	5.625%	1/15/14	100	106
Devon Energy Corp.	2.400%	7/15/16	50	52
Devon Energy Corp.	1.875%	5/15/17	100	102
Devon Energy Corp.	4.000%	7/15/21	100	111
Devon Energy Corp.	3.250%	5/15/22	125	130
Devon Energy Corp.	7.950%	4/15/32	50	75
Devon Energy Corp.	5.600%	7/15/41	250	296
Devon Energy Corp.	4.750%	5/15/42	75	81
Devon Financing Corp. ULC	7.875%	9/30/31	300	433
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	28
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	93
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	132
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	5.900%	12/1/17	225	268
Encana Corp.	6.500%	8/15/34	325	387
Encana Corp.	6.625%	8/15/37	125	153
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	107
Ensco plc	3.250%	3/15/16	125	134
Ensco plc	4.700%	3/15/21	225	253
EOG Resources Inc.	2.950%	6/1/15	125	132
EOG Resources Inc.	5.875%	9/15/17	125	152
EOG Resources Inc.	4.400%	6/1/20	100	116
EOG Resources Inc.	4.100%	2/1/21	350	397
EQT Corp.	6.500%	4/1/18	350	403
FMC Technologies Inc.	2.000%	10/1/17	100	101
FMC Technologies Inc.	3.450%	10/1/22	25	25
Halliburton Co.	6.150%	9/15/19	200	250
Halliburton Co.	6.700%	9/15/38	125	178
Halliburton Co.	7.450%	9/15/39	200	305
Hess Corp.	7.875%	10/1/29	350	484
Hess Corp.	7.125%	3/15/33	100	133
Hess Corp.	5.600%	2/15/41	250	290
Husky Energy Inc.	5.900%	6/15/14	300	326
Husky Energy Inc.	6.150%	6/15/19	100	120
Husky Energy Inc.	6.800%	9/15/37	50	66
Kerr-McGee Corp.	6.950%	7/1/24	250	324
Kerr-McGee Corp.	7.875%	9/15/31	50	67
Marathon Oil Corp.	5.900%	3/15/18	46	56
Marathon Oil Corp.	6.800%	3/15/32	300	399
Marathon Petroleum Corp.	3.500%	3/1/16	250	266
Marathon Petroleum Corp.	5.125%	3/1/21	375	432

Murphy Oil Corp.	4.000%	6/1/22	50	53
Nabors Industries Inc.	6.150%	2/15/18	450	528
Nabors Industries Inc.	5.000%	9/15/20	175	193
Nexen Inc.	7.875%	3/15/32	50	69
Nexen Inc.	6.400%	5/15/37	300	383
Nexen Inc.	7.500%	7/30/39	200	286
Noble Energy Inc.	8.250%	3/1/19	400	519
Noble Energy Inc.	4.150%	12/15/21	175	189
Noble Holding International Ltd.	2.500%	3/15/17	100	103
Noble Holding International Ltd.	4.900%	8/1/20	125	140
Noble Holding International Ltd.	3.950%	3/15/22	50	52
Noble Holding International Ltd.	6.200%	8/1/40	100	116
Noble Holding International Ltd.	6.050%	3/1/41	150	175
Noble Holding International Ltd.	5.250%	3/15/42	100	107
Occidental Petroleum Corp.	2.500%	2/1/16	200	212
Occidental Petroleum Corp.	1.500%	2/15/18	750	762
Occidental Petroleum Corp.	4.100%	2/1/21	350	402
Petro-Canada	7.875%	6/15/26	25	36
Petro-Canada	7.000%	11/15/28	100	126
Petro-Canada	5.350%	7/15/33	150	167
Petro-Canada	6.800%	5/15/38	125	170
5 Phillips 66	1.950%	3/5/15	125	128
5 Phillips 66	2.950%	5/1/17	350	370
5 Phillips 66	4.300%	4/1/22	275	301
5 Phillips 66	5.875%	5/1/42	175	210
Pioneer Natural Resources Co.	3.950%	7/15/22	450	478
Pride International Inc.	6.875%	8/15/20	275	348
Rowan Cos. Inc.	5.000%	9/1/17	175	193
Rowan Cos. Inc.	7.875%	8/1/19	75	92
Shell International Finance BV	4.000%	3/21/14	300	316
Shell International Finance BV	3.100%	6/28/15	1,425	1,523
Shell International Finance BV	3.250%	9/22/15	100	108
Shell International Finance BV	4.300%	9/22/19	550	644
Shell International Finance BV	6.375%	12/15/38	475	686
5 Southwestern Energy Co.	4.100%	3/15/22	75	80
Suncor Energy Inc.	6.100%	6/1/18	25	31
Suncor Energy Inc.	5.950%	12/1/34	75	93
Suncor Energy Inc.	6.500%	6/15/38	925	1,228
Talisman Energy Inc.	5.125%	5/15/15	50	54
Talisman Energy Inc.	7.750%	6/1/19	200	254
Talisman Energy Inc.	3.750%	2/1/21	225	235
Talisman Energy Inc.	5.850%	2/1/37	150	170
Tosco Corp.	8.125%	2/15/30	100	151
Total Capital Canada Ltd.	1.625%	1/28/14	300	305
Total Capital International SA	1.550%	6/28/17	350	356
Total Capital International SA	2.875%	2/17/22	300	314
Total Capital International SA	2.700%	1/25/23	50	51
Total Capital SA	3.000%	6/24/15	450	479
Total Capital SA	4.450%	6/24/20	375	437
Total Capital SA	4.125%	1/28/21	125	143
Transocean Inc.	4.950%	11/15/15	850	931
Transocean Inc.	2.500%	10/15/17	75	75
Transocean Inc.	6.000%	3/15/18	75	88
Transocean Inc.	6.500%	11/15/20	150	179
Transocean Inc.	3.800%	10/15/22	75	75
Transocean Inc.	7.500%	4/15/31	175	216
Transocean Inc.	6.800%	3/15/38	150	181

Valero Energy Corp.	9.375%	3/15/19	100	136
Valero Energy Corp.	6.125%	2/1/20	75	91
Valero Energy Corp.	7.500%	4/15/32	725	907
Weatherford International Inc.	6.350%	6/15/17	250	291
Weatherford International Inc.	6.800%	6/15/37	150	163
Weatherford International Ltd.	6.000%	3/15/18	750	861
Weatherford International Ltd.	6.500%	8/1/36	275	296
XTO Energy Inc.	5.750%	12/15/13	250	266
XTO Energy Inc.	6.250%	8/1/17	375	472

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	300	335
Cintas Corp. No 2	6.125%	12/1/17	75	91
Cintas Corp. No 2	3.250%	6/1/22	75	77
Fluor Corp.	3.375%	9/15/21	75	80
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	289
5 URS Corp.	5.000%	4/1/22	150	153

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	100	105
Adobe Systems Inc.	4.750%	2/1/20	175	198
Agilent Technologies Inc.	5.500%	9/14/15	50	56
Agilent Technologies Inc.	6.500%	11/1/17	400	489
Altera Corp.	1.750%	5/15/17	50	51
Amphenol Corp.	4.750%	11/15/14	100	107
Analog Devices Inc.	5.000%	7/1/14	100	108
Applied Materials Inc.	2.650%	6/15/16	50	53
Applied Materials Inc.	4.300%	6/15/21	650	736
Applied Materials Inc.	5.850%	6/15/41	150	188
Arrow Electronics Inc.	3.375%	11/1/15	75	78
Avnet Inc.	5.875%	6/15/20	200	224
BMC Software Inc.	7.250%	6/1/18	50	60
Broadcom Corp.	1.500%	11/1/13	50	51
Broadcom Corp.	2.700%	11/1/18	50	54
5 Broadcom Corp.	2.500%	8/15/22	125	125
CA Inc.	5.375%	12/1/19	175	201
Cisco Systems Inc.	1.625%	3/14/14	450	459
Cisco Systems Inc.	2.900%	11/17/14	125	132
Cisco Systems Inc.	5.500%	2/22/16	200	233
Cisco Systems Inc.	3.150%	3/14/17	50	55
Cisco Systems Inc.	4.950%	2/15/19	475	570
Cisco Systems Inc.	4.450%	1/15/20	825	968
Cisco Systems Inc.	5.900%	2/15/39	200	266
Cisco Systems Inc.	5.500%	1/15/40	175	225
Computer Sciences Corp.	6.500%	3/15/18	50	58
Corning Inc.	6.625%	5/15/19	25	31
Corning Inc.	4.700%	3/15/37	300	318
Corning Inc.	5.750%	8/15/40	75	91
Dell Inc.	2.300%	9/10/15	75	78
Dell Inc.	5.650%	4/15/18	200	233
Dell Inc.	5.875%	6/15/19	75	89
Dell Inc.	6.500%	4/15/38	100	123
Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	30
Fiserv Inc.	3.125%	10/1/15	50	52
Fiserv Inc.	6.800%	11/20/17	150	180
Fiserv Inc.	3.500%	10/1/22	150	150

Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	169
Harris Corp.	5.000%	10/1/15	125	138
Harris Corp.	4.400%	12/15/20	50	54
Harris Corp.	6.150%	12/15/40	75	92
Hewlett-Packard Co.	6.125%	3/1/14	700	748
Hewlett-Packard Co.	4.750%	6/2/14	350	369
Hewlett-Packard Co.	2.625%	12/9/14	425	436
Hewlett-Packard Co.	2.350%	3/15/15	150	153
Hewlett-Packard Co.	2.125%	9/13/15	250	254
Hewlett-Packard Co.	3.000%	9/15/16	150	155
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	150	151
Hewlett-Packard Co.	5.500%	3/1/18	75	85
Hewlett-Packard Co.	3.750%	12/1/20	325	329
Hewlett-Packard Co.	4.300%	6/1/21	800	815
Hewlett-Packard Co.	4.375%	9/15/21	200	205
Hewlett-Packard Co.	4.650%	12/9/21	100	104
Hewlett-Packard Co.	4.050%	9/15/22	50	51
Hewlett-Packard Co.	6.000%	9/15/41	200	214
Intel Corp.	1.950%	10/1/16	100	105
Intel Corp.	3.300%	10/1/21	100	109
Intel Corp.	4.800%	10/1/41	475	556
International Business Machines Corp.	2.000%	1/5/16	25	26
International Business Machines Corp.	5.700%	9/14/17	2,150	2,632
International Business Machines Corp.	1.875%	5/15/19	25	26
International Business Machines Corp.	7.000%	10/30/25	300	444
International Business Machines Corp.	6.220%	8/1/27	75	103
International Business Machines Corp.	6.500%	1/15/28	75	103
International Business Machines Corp.	5.875%	11/29/32	325	446
International Business Machines Corp.	5.600%	11/30/39	198	264
International Business Machines Corp.	4.000%	6/20/42	218	236
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	54
Juniper Networks Inc.	5.950%	3/15/41	25	28
KLA-Tencor Corp.	6.900%	5/1/18	125	151
Lexmark International Inc.	6.650%	6/1/18	150	164
Microsoft Corp.	2.950%	6/1/14	500	522
Microsoft Corp.	1.625%	9/25/15	150	155
Microsoft Corp.	4.200%	6/1/19	25	29
Microsoft Corp.	3.000%	10/1/20	225	247
Microsoft Corp.	5.200%	6/1/39	25	33
Microsoft Corp.	4.500%	10/1/40	100	118
Microsoft Corp.	5.300%	2/8/41	200	265
Motorola Solutions Inc.	3.750%	5/15/22	250	260
Motorola Solutions Inc.	7.500%	5/15/25	50	62
Oracle Corp.	3.750%	7/8/14	225	238
Oracle Corp.	5.250%	1/15/16	275	316
Oracle Corp.	5.750%	4/15/18	300	372
Oracle Corp.	5.000%	7/8/19	550	669
Oracle Corp.	6.500%	4/15/38	200	286
Oracle Corp.	6.125%	7/8/39	150	206
Oracle Corp.	5.375%	7/15/40	600	769
Pitney Bowes Inc.	4.875%	8/15/14	100	105
Pitney Bowes Inc.	4.750%	1/15/16	375	401
SAIC Inc.	4.450%	12/1/20	75	82
SAIC Inc.	5.950%	12/1/40	75	86

Science Applications International Corp.	5.500%	7/1/33	25	25
Symantec Corp.	2.750%	9/15/15	25	26
Symantec Corp.	2.750%	6/15/17	175	180
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	178
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	50	52
Texas Instruments Inc.	0.450%	8/3/15	225	224
Texas Instruments Inc.	2.375%	5/16/16	75	79
Texas Instruments Inc.	1.650%	8/3/19	200	200
Tyco Electronics Group SA	7.125%	10/1/37	300	402
Verisk Analytics Inc.	4.125%	9/12/22	125	127
Xerox Corp.	8.250%	5/15/14	150	167
Xerox Corp.	6.400%	3/15/16	100	114
Xerox Corp.	6.750%	2/1/17	100	118
Xerox Corp.	2.950%	3/15/17	500	517
Xerox Corp.	6.350%	5/15/18	175	206
Xerox Corp.	5.625%	12/15/19	25	29
Xerox Corp.	6.750%	12/15/39	375	468

Transportation (0.5%)
3 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	97	104
3 American Airlines Pass Through Trust 2009-
1A	10.375%	1/2/21	64	70
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	119
Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	190
Burlington Northern Santa Fe LLC	3.450%	9/15/21	275	294
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	155
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	155
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	161
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	258
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	302
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	265
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	106
Canadian National Railway Co.	5.800%	6/1/16	100	117
Canadian National Railway Co.	5.550%	3/1/19	300	368
Canadian National Railway Co.	2.850%	12/15/21	200	211
Canadian National Railway Co.	6.200%	6/1/36	75	103
Canadian National Railway Co.	6.375%	11/15/37	100	142
Canadian Pacific Railway Co.	4.450%	3/15/23	25	28
Canadian Pacific Railway Co.	7.125%	10/15/31	100	130
Canadian Pacific Railway Co.	5.950%	5/15/37	150	179
Con-way Inc.	6.700%	5/1/34	100	108
3 Continental Airlines 1998-1 Class A Pass
Through Trusts	6.648%	3/15/19	131	140
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	135	155
3 Continental Airlines 2012-1 Class A Pass
Through Trusts	4.150%	10/11/25	450	461
CSX Corp.	6.250%	4/1/15	50	57
CSX Corp.	5.600%	5/1/17	175	206
CSX Corp.	7.900%	5/1/17	73	93
CSX Corp.	6.250%	3/15/18	375	459
CSX Corp.	7.375%	2/1/19	425	543
CSX Corp.	6.000%	10/1/36	50	63
CSX Corp.	6.220%	4/30/40	152	197
CSX Corp.	5.500%	4/15/41	25	30

CSX Corp.	4.750%	5/30/42	275	299
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	177	197
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	287	328
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	115	123
FedEx Corp.	2.625%	8/1/22	75	75
FedEx Corp.	3.875%	8/1/42	100	98
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	259
Norfolk Southern Corp.	7.700%	5/15/17	450	568
Norfolk Southern Corp.	5.750%	4/1/18	100	120
Norfolk Southern Corp.	5.900%	6/15/19	175	214
5 Norfolk Southern Corp.	2.903%	2/15/23	48	49
Norfolk Southern Corp.	7.800%	5/15/27	160	235
Norfolk Southern Corp.	4.837%	10/1/41	513	585
Ryder System Inc.	5.850%	3/1/14	75	80
Ryder System Inc.	3.150%	3/2/15	100	104
Ryder System Inc.	7.200%	9/1/15	100	116
Ryder System Inc.	3.600%	3/1/16	230	244
Ryder System Inc.	5.850%	11/1/16	25	29
Southwest Airlines Co.	5.750%	12/15/16	75	85
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	40	46
Union Pacific Corp.	4.163%	7/15/22	659	752
Union Pacific Corp.	7.125%	2/1/28	150	209
Union Pacific Corp.	4.750%	9/15/41	350	395
United Parcel Service Inc.	3.875%	4/1/14	200	210
United Parcel Service Inc.	5.500%	1/15/18	75	91
United Parcel Service Inc.	5.125%	4/1/19	100	121
United Parcel Service Inc.	3.125%	1/15/21	725	781
United Parcel Service Inc.	6.200%	1/15/38	100	141
United Parcel Service Inc.	3.625%	10/1/42	25	25
				324,644
Utilities (2.4%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	200	259
Alabama Power Co.	5.500%	10/15/17	225	272
Alabama Power Co.	5.200%	6/1/41	175	219
Ameren Illinois Co.	6.125%	11/15/17	25	30
Ameren Illinois Co.	2.700%	9/1/22	500	508
Appalachian Power Co.	3.400%	5/24/15	150	159
Appalachian Power Co.	4.600%	3/30/21	75	87
Appalachian Power Co.	6.700%	8/15/37	250	333
Arizona Public Service Co.	5.800%	6/30/14	75	82
Arizona Public Service Co.	8.750%	3/1/19	200	264
Arizona Public Service Co.	4.500%	4/1/42	25	27
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	117
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	375
Carolina Power & Light Co.	5.300%	1/15/19	175	211
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	72
CenterPoint Energy Inc.	6.500%	5/1/18	400	482
Cleco Power LLC	6.000%	12/1/40	100	121
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	272
Commonwealth Edison Co.	1.625%	1/15/14	75	76
Commonwealth Edison Co.	5.950%	8/15/16	575	678
Commonwealth Edison Co.	6.150%	9/15/17	325	398

Commonwealth Edison Co.	5.800%	3/15/18	75	92
Commonwealth Edison Co.	4.000%	8/1/20	25	28
Commonwealth Edison Co.	5.900%	3/15/36	50	66
Commonwealth Edison Co.	6.450%	1/15/38	175	246
Connecticut Light & Power Co.	6.350%	6/1/36	175	241
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	118
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	260
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	247
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	365
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	104
Consolidated Natural Gas Co.	5.000%	12/1/14	300	325
Constellation Energy Group Inc.	4.550%	6/15/15	300	326
Constellation Energy Group Inc.	5.150%	12/1/20	200	233
Consumers Energy Co.	5.500%	8/15/16	100	117
Consumers Energy Co.	5.650%	9/15/18	700	867
Delmarva Power & Light Co.	4.000%	6/1/42	50	54
Detroit Edison Co.	3.900%	6/1/21	100	113
Detroit Edison Co.	2.650%	6/15/22	200	206
Detroit Edison Co.	3.950%	6/15/42	375	393
Dominion Resources Inc.	5.150%	7/15/15	600	667
Dominion Resources Inc.	6.000%	11/30/17	250	303
Dominion Resources Inc.	6.400%	6/15/18	342	428
Dominion Resources Inc.	6.300%	3/15/33	100	128
Dominion Resources Inc.	5.950%	6/15/35	225	286
Dominion Resources Inc.	4.050%	9/15/42	100	101
Duke Energy Carolinas LLC	4.300%	6/15/20	250	290
Duke Energy Carolinas LLC	3.900%	6/15/21	500	562
Duke Energy Carolinas LLC	6.000%	12/1/28	125	156
Duke Energy Carolinas LLC	6.100%	6/1/37	100	130
Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	175	212
Duke Energy Carolinas LLC	4.000%	9/30/42	75	77
Duke Energy Corp.	3.350%	4/1/15	200	212
Duke Energy Corp.	1.625%	8/15/17	325	326
Duke Energy Corp.	5.050%	9/15/19	75	88
Duke Energy Corp.	3.050%	8/15/22	75	76
Duke Energy Indiana Inc.	3.750%	7/15/20	25	28
Duke Energy Indiana Inc.	6.350%	8/15/38	225	307
Duke Energy Indiana Inc.	4.200%	3/15/42	400	408
El Paso Electric Co.	6.000%	5/15/35	50	60
Entergy Arkansas Inc.	3.750%	2/15/21	75	81
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	234
Entergy Louisiana LLC	1.875%	12/15/14	50	51
Entergy Louisiana LLC	5.400%	11/1/24	475	586
Exelon Generation Co. LLC	4.000%	10/1/20	225	238
5 Exelon Generation Co. LLC	5.600%	6/15/42	205	220
FirstEnergy Corp.	7.375%	11/15/31	200	262
FirstEnergy Solutions Corp.	6.800%	8/15/39	200	221
Florida Power & Light Co.	5.550%	11/1/17	25	31
Florida Power & Light Co.	5.625%	4/1/34	25	32
Florida Power & Light Co.	5.400%	9/1/35	75	94
Florida Power & Light Co.	6.200%	6/1/36	50	69
Florida Power & Light Co.	5.650%	2/1/37	100	130
Florida Power & Light Co.	5.850%	5/1/37	25	33
Florida Power & Light Co.	5.950%	2/1/38	150	204
Florida Power & Light Co.	5.960%	4/1/39	475	646

Florida Power Corp.	5.650%	6/15/18	75	91
Florida Power Corp.	6.350%	9/15/37	225	305
Florida Power Corp.	6.400%	6/15/38	650	891
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	3.000%	4/15/16	575	619
Georgia Power Co.	5.400%	6/1/40	300	370
Iberdrola International BV	6.750%	7/15/36	75	80
Indiana Michigan Power Co.	6.050%	3/15/37	200	249
3 Integrys Energy Group Inc.	6.110%	12/1/66	150	157
Interstate Power & Light Co.	6.250%	7/15/39	50	66
Jersey Central Power & Light Co.	5.625%	5/1/16	125	145
Jersey Central Power & Light Co.	5.650%	6/1/17	475	558
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	75	85
Kansas City Power & Light Co.	6.050%	11/15/35	50	62
Kansas City Power & Light Co.	5.300%	10/1/41	100	116
Kentucky Utilities Co.	1.625%	11/1/15	425	437
Kentucky Utilities Co.	3.250%	11/1/20	50	54
Kentucky Utilities Co.	5.125%	11/1/40	125	156
LG&E & KU Energy LLC	2.125%	11/15/15	75	76
LG&E & KU Energy LLC	3.750%	11/15/20	100	105
Louisville Gas & Electric Co.	1.625%	11/15/15	125	128
Louisville Gas & Electric Co.	5.125%	11/15/40	125	154
MidAmerican Energy Co.	5.950%	7/15/17	75	91
MidAmerican Energy Co.	5.300%	3/15/18	50	60
MidAmerican Energy Co.	6.750%	12/30/31	125	172
MidAmerican Energy Co.	5.750%	11/1/35	250	320
MidAmerican Energy Holdings Co.	5.750%	4/1/18	575	696
MidAmerican Energy Holdings Co.	5.950%	5/15/37	375	472
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	67
Mississippi Power Co.	4.250%	3/15/42	150	154
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	185
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	297
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	240
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	250	265
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	267
Nevada Power Co.	6.500%	5/15/18	300	380
Nevada Power Co.	7.125%	3/15/19	550	718
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	725	738
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	79
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	80
Northern States Power Co.	1.950%	8/15/15	25	26
Northern States Power Co.	5.250%	3/1/18	150	182
Northern States Power Co.	6.250%	6/1/36	50	70
Northern States Power Co.	6.200%	7/1/37	50	70
Northern States Power Co.	5.350%	11/1/39	175	224
NSTAR Electric Co.	4.875%	4/15/14	50	53
NSTAR Electric Co.	5.625%	11/15/17	150	180
NSTAR Electric Co.	5.500%	3/15/40	75	97
NSTAR LLC	4.500%	11/15/19	25	28
Oglethorpe Power Corp.	5.950%	11/1/39	50	65

Oglethorpe Power Corp.	5.375%	11/1/40	125	149
Ohio Edison Co.	6.400%	7/15/16	175	207
Ohio Power Co.	6.000%	6/1/16	75	87
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	129
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	139
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	186
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	159
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	292
Pacific Gas & Electric Co.	4.800%	3/1/14	700	741
Pacific Gas & Electric Co.	5.625%	11/30/17	150	183
Pacific Gas & Electric Co.	8.250%	10/15/18	200	275
Pacific Gas & Electric Co.	6.050%	3/1/34	625	819
Pacific Gas & Electric Co.	6.350%	2/15/38	100	136
Pacific Gas & Electric Co.	5.400%	1/15/40	250	307
Pacific Gas & Electric Co.	4.450%	4/15/42	225	244
PacifiCorp	7.700%	11/15/31	600	904
PacifiCorp	5.250%	6/15/35	100	121
PacifiCorp	4.100%	2/1/42	75	80
Peco Energy Co.	5.350%	3/1/18	50	60
Peco Energy Co.	2.375%	9/15/22	75	76
Pennsylvania Electric Co.	6.050%	9/1/17	75	89
Pepco Holdings Inc.	2.700%	10/1/15	175	182
Potomac Electric Power Co.	6.500%	11/15/37	100	143
PPL Electric Utilities Corp.	3.000%	9/15/21	125	133
PPL Energy Supply LLC	6.200%	5/15/16	23	26
PPL Energy Supply LLC	6.500%	5/1/18	50	59
PPL Energy Supply LLC	4.600%	12/15/21	125	134
Progress Energy Inc.	6.050%	3/15/14	50	54
Progress Energy Inc.	3.150%	4/1/22	25	25
Progress Energy Inc.	7.000%	10/30/31	119	158
Progress Energy Inc.	6.000%	12/1/39	25	31
PSEG Power LLC	5.000%	4/1/14	75	80
PSEG Power LLC	5.500%	12/1/15	75	84
PSEG Power LLC	8.625%	4/15/31	481	708
Public Service Co. of Colorado	5.125%	6/1/19	275	332
Public Service Co. of Colorado	3.200%	11/15/20	25	27
Public Service Co. of Colorado	6.250%	9/1/37	25	35
Public Service Co. of Colorado	4.750%	8/15/41	75	89
Public Service Co. of Colorado	3.600%	9/15/42	175	173
Public Service Co. of Oklahoma	6.625%	11/15/37	200	265
Public Service Electric & Gas Co.	2.700%	5/1/15	200	210
Public Service Electric & Gas Co.	5.800%	5/1/37	75	100
Public Service Electric & Gas Co.	3.950%	5/1/42	350	374
Puget Sound Energy Inc.	5.483%	6/1/35	25	32
Puget Sound Energy Inc.	6.274%	3/15/37	125	175
Puget Sound Energy Inc.	5.757%	10/1/39	75	99
Puget Sound Energy Inc.	5.764%	7/15/40	100	131
Puget Sound Energy Inc.	4.434%	11/15/41	150	168
San Diego Gas & Electric Co.	5.350%	5/15/35	25	32
San Diego Gas & Electric Co.	4.500%	8/15/40	150	174
San Diego Gas & Electric Co.	3.950%	11/15/41	175	185
San Diego Gas & Electric Co.	4.300%	4/1/42	150	169
SCANA Corp.	4.750%	5/15/21	125	136
SCANA Corp.	4.125%	2/1/22	200	207
Sierra Pacific Power Co.	6.000%	5/15/16	100	117
Sierra Pacific Power Co.	6.750%	7/1/37	150	208
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	126

South Carolina Electric & Gas Co.	6.050%	1/15/38	25	33
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	124
South Carolina Electric & Gas Co.	4.350%	2/1/42	125	135
Southern California Edison Co.	5.000%	1/15/14	200	212
Southern California Edison Co.	4.650%	4/1/15	100	110
Southern California Edison Co.	5.000%	1/15/16	25	28
Southern California Edison Co.	3.875%	6/1/21	275	312
Southern California Edison Co.	6.650%	4/1/29	75	100
Southern California Edison Co.	6.000%	1/15/34	50	66
Southern California Edison Co.	5.750%	4/1/35	75	98
Southern California Edison Co.	5.350%	7/15/35	100	124
Southern California Edison Co.	5.625%	2/1/36	125	161
Southern California Edison Co.	5.950%	2/1/38	200	269
Southern California Edison Co.	4.500%	9/1/40	75	86
Southern California Edison Co.	4.050%	3/15/42	125	133
Southern Co.	4.150%	5/15/14	100	106
Southern Co.	2.375%	9/15/15	150	157
Southern Power Co.	4.875%	7/15/15	200	220
Southern Power Co.	5.150%	9/15/41	100	115
Southwestern Electric Power Co.	6.450%	1/15/19	100	123
Southwestern Electric Power Co.	6.200%	3/15/40	50	64
Southwestern Public Service Co.	4.500%	8/15/41	50	56
Tampa Electric Co.	6.100%	5/15/18	100	125
Tampa Electric Co.	2.600%	9/15/22	75	76
Tampa Electric Co.	6.550%	5/15/36	100	140
Tampa Electric Co.	4.100%	6/15/42	50	53
TECO Finance Inc.	4.000%	3/15/16	50	54
TECO Finance Inc.	5.150%	3/15/20	50	59
Toledo Edison Co.	6.150%	5/15/37	100	125
TransAlta Corp.	6.650%	5/15/18	50	57
Tucson Electric Power Co.	5.150%	11/15/21	50	56
UIL Holdings Corp.	4.625%	10/1/20	75	79
Union Electric Co.	8.450%	3/15/39	150	256
Virginia Electric & Power Co.	6.000%	1/15/36	125	168
Virginia Electric & Power Co.	6.000%	5/15/37	100	135
Virginia Electric & Power Co.	6.350%	11/30/37	50	69
Westar Energy Inc.	4.125%	3/1/42	200	214
3 Wisconsin Energy Corp.	6.250%	5/15/67	425	454
Wisconsin Power & Light Co.	5.000%	7/15/19	50	59
Wisconsin Power & Light Co.	6.375%	8/15/37	100	141
Xcel Energy Inc.	5.613%	4/1/17	78	92
Xcel Energy Inc.	4.700%	5/15/20	100	117
Xcel Energy Inc.	6.500%	7/1/36	100	137

Natural Gas (0.7%)
AGL Capital Corp.	3.500%	9/15/21	125	136
AGL Capital Corp.	5.875%	3/15/41	75	99
Atmos Energy Corp.	4.950%	10/15/14	50	54
Atmos Energy Corp.	8.500%	3/15/19	75	100
Atmos Energy Corp.	5.500%	6/15/41	300	378
Boardwalk Pipelines LP	5.500%	2/1/17	100	110
British Transco Finance Inc.	6.625%	6/1/18	50	61
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	87
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	57
CenterPoint Energy Resources Corp.	5.850%	1/15/41	50	63
DCP Midstream Operating LP	3.250%	10/1/15	100	103
El Paso Natural Gas Co. LLC	5.950%	4/15/17	525	605

Enbridge Energy Partners LP	6.500%	4/15/18	75	91
Enbridge Energy Partners LP	9.875%	3/1/19	125	170
Enbridge Energy Partners LP	7.500%	4/15/38	150	201
Energy Transfer Partners LP	8.500%	4/15/14	119	131
Energy Transfer Partners LP	5.950%	2/1/15	75	82
Energy Transfer Partners LP	6.125%	2/15/17	50	57
Energy Transfer Partners LP	9.000%	4/15/19	229	296
Energy Transfer Partners LP	5.200%	2/1/22	400	445
Energy Transfer Partners LP	6.625%	10/15/36	150	170
Energy Transfer Partners LP	6.500%	2/1/42	575	666
6 Enron Corp.	9.125%	4/1/03	500	—
6 Enron Corp.	7.125%	5/15/07	150	—
6 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	9.750%	1/31/14	240	268
Enterprise Products Operating LLC	5.600%	10/15/14	275	301
Enterprise Products Operating LLC	6.300%	9/15/17	125	152
Enterprise Products Operating LLC	6.650%	4/15/18	75	92
Enterprise Products Operating LLC	6.500%	1/31/19	50	62
Enterprise Products Operating LLC	6.875%	3/1/33	175	224
Enterprise Products Operating LLC	7.550%	4/15/38	250	337
Enterprise Products Operating LLC	5.950%	2/1/41	650	774
Enterprise Products Operating LLC	4.450%	2/15/43	50	50
6 HNG Internorth	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	104
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	315
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	350
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	362
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	465
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	409
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	349
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	57
Kinder Morgan Energy Partners LP	6.500%	2/1/37	25	30
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	64
Kinder Morgan Energy Partners LP	6.500%	9/1/39	250	307
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	311
Magellan Midstream Partners LP	5.650%	10/15/16	75	87
Magellan Midstream Partners LP	6.550%	7/15/19	75	92
Magellan Midstream Partners LP	4.250%	2/1/21	225	247
National Grid plc	6.300%	8/1/16	325	377
Nisource Finance Corp.	5.400%	7/15/14	400	429
Nisource Finance Corp.	5.250%	9/15/17	150	174
Nisource Finance Corp.	4.450%	12/1/21	100	111
Nisource Finance Corp.	6.125%	3/1/22	75	92
Nisource Finance Corp.	6.250%	12/15/40	150	189
Nisource Finance Corp.	5.800%	2/1/42	150	180
ONEOK Inc.	5.200%	6/15/15	75	82
ONEOK Inc.	4.250%	2/1/22	50	54
ONEOK Inc.	6.000%	6/15/35	125	137
ONEOK Partners LP	3.250%	2/1/16	50	53
ONEOK Partners LP	6.150%	10/1/16	150	175
ONEOK Partners LP	2.000%	10/1/17	175	178
ONEOK Partners LP	8.625%	3/1/19	225	295
ONEOK Partners LP	3.375%	10/1/22	100	101
ONEOK Partners LP	6.850%	10/15/37	150	184
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	296
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	31

Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	101
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	644
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.150%	6/15/18	548	681
Sempra Energy	2.875%	10/1/22	100	101
Sempra Energy	6.000%	10/15/39	300	392
Southern California Gas Co.	3.750%	9/15/42	25	25
5 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	235
Spectra Energy Capital LLC	5.500%	3/1/14	125	133
Spectra Energy Capital LLC	6.750%	2/15/32	50	60
Texas Gas Transmission LLC	4.600%	6/1/15	100	109
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	188
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	198
TransCanada PipeLines Ltd.	2.500%	8/1/22	275	277
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	189
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	395
TransCanada PipeLines Ltd.	6.200%	10/15/37	625	858
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	294
Western Gas Partners LP	5.375%	6/1/21	300	340
Williams Cos. Inc.	7.500%	1/15/31	116	145
Williams Cos. Inc.	7.750%	6/15/31	35	45
Williams Partners LP	3.800%	2/15/15	125	133
Williams Partners LP	5.250%	3/15/20	475	552
Williams Partners LP	4.125%	11/15/20	650	709
Williams Partners LP	6.300%	4/15/40	100	126

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	238
American Water Capital Corp.	6.593%	10/15/37	150	194
United Utilities plc	5.375%	2/1/19	325	359
Veolia Environnement SA	6.000%	6/1/18	400	466

				66,602
Total Corporate Bonds (Cost $520,954)				583,927
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	450	469
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	300	305
Asian Development Bank	2.750%	5/21/14	750	778
Asian Development Bank	0.875%	6/10/14	100	101
Asian Development Bank	4.250%	10/20/14	275	295
Asian Development Bank	2.625%	2/9/15	275	289
Asian Development Bank	0.500%	8/17/15	350	352
Asian Development Bank	2.500%	3/15/16	325	346
Asian Development Bank	1.125%	3/15/17	600	612
Asian Development Bank	5.593%	7/16/18	275	338
Asian Development Bank	1.875%	10/23/18	550	580
Asian Development Bank	1.750%	3/21/19	25	26
Banco do Brasil SA	3.875%	1/23/17	75	78
Canada	0.875%	2/14/17	950	963
China Development Bank Corp.	4.750%	10/8/14	100	107
China Development Bank Corp.	5.000%	10/15/15	100	110
Corp. Andina de Fomento	5.125%	5/5/15	50	54
Corp. Andina de Fomento	3.750%	1/15/16	125	131

Corp. Andina de Fomento	8.125%	6/4/19	400	517
Corp. Andina de Fomento	4.375%	6/15/22	582	631
Council Of Europe Development Bank	2.750%	2/10/15	150	157
Council Of Europe Development Bank	2.625%	2/16/16	150	159
Council Of Europe Development Bank	1.500%	2/22/17	300	307
Council Of Europe Development Bank	1.500%	6/19/17	50	51
7 Development Bank of Japan Inc.	4.250%	6/9/15	250	274
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	552
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	129
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	185
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	103
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	700
European Investment Bank	1.250%	2/14/14	475	481
European Investment Bank	2.375%	3/14/14	700	719
European Investment Bank	1.500%	5/15/14	325	331
European Investment Bank	4.625%	5/15/14	175	187
European Investment Bank	3.125%	6/4/14	1,975	2,060
European Investment Bank	1.125%	8/15/14	1,200	1,215
European Investment Bank	0.875%	12/15/14	200	202
European Investment Bank	2.875%	1/15/15	200	211
European Investment Bank	2.750%	3/23/15	450	474
European Investment Bank	1.125%	4/15/15	700	710
European Investment Bank	1.000%	7/15/15	135	137
European Investment Bank	1.625%	9/1/15	650	670
European Investment Bank	1.375%	10/20/15	475	487
European Investment Bank	4.875%	2/16/16	650	739
European Investment Bank	2.500%	5/16/16	725	769
European Investment Bank	2.125%	7/15/16	500	525
European Investment Bank	5.125%	9/13/16	1,250	1,459
European Investment Bank	1.250%	10/14/16	1,125	1,145
European Investment Bank	4.875%	1/17/17	150	175
European Investment Bank	1.750%	3/15/17	775	805
European Investment Bank	5.125%	5/30/17	675	804
European Investment Bank	1.125%	9/15/17	400	403
European Investment Bank	1.000%	12/15/17	250	250
European Investment Bank	2.875%	9/15/20	100	107
European Investment Bank	4.000%	2/16/21	1,225	1,415
Export Development Canada	3.125%	4/24/14	150	157
Export Development Canada	2.250%	5/28/15	75	79
Export Development Canada	0.500%	9/15/15	275	276
Export Development Canada	1.250%	10/26/16	100	103
Export-Import Bank of Korea	8.125%	1/21/14	1,025	1,116
Export-Import Bank of Korea	5.875%	1/14/15	150	165
Export-Import Bank of Korea	4.000%	1/11/17	325	353
Export-Import Bank of Korea	4.375%	9/15/21	75	84
Export-Import Bank of Korea	5.000%	4/11/22	275	324
Federative Republic of Brazil	7.875%	3/7/15	175	204
Federative Republic of Brazil	6.000%	1/17/17	375	448
3 Federative Republic of Brazil	8.000%	1/15/18	550	653
Federative Republic of Brazil	5.875%	1/15/19	1,400	1,743
Federative Republic of Brazil	8.875%	10/14/19	300	434
Federative Republic of Brazil	4.875%	1/22/21	750	896

Federative Republic of Brazil	2.625%	1/5/23	300	300
Federative Republic of Brazil	8.875%	4/15/24	125	201
Federative Republic of Brazil	8.750%	2/4/25	300	483
Federative Republic of Brazil	10.125%	5/15/27	325	587
Federative Republic of Brazil	8.250%	1/20/34	400	658
Federative Republic of Brazil	7.125%	1/20/37	325	487
Federative Republic of Brazil	11.000%	8/17/40	200	255
Federative Republic of Brazil	5.625%	1/7/41	850	1,089
Hydro-Quebec	8.400%	1/15/22	775	1,125
Hydro-Quebec	8.050%	7/7/24	200	299
Inter-American Development Bank	3.000%	4/22/14	625	650
Inter-American Development Bank	2.250%	7/15/15	200	209
Inter-American Development Bank	0.500%	8/17/15	75	75
Inter-American Development Bank	1.375%	10/18/16	200	206
Inter-American Development Bank	2.375%	8/15/17	100	108
Inter-American Development Bank	4.250%	9/10/18	1,050	1,242
Inter-American Development Bank	1.125%	9/12/19	100	100
Inter-American Development Bank	3.875%	9/17/19	1,550	1,826
Inter-American Development Bank	3.875%	2/14/20	50	59
Inter-American Development Bank	7.000%	6/15/25	100	143
International Bank for Reconstruction &
Development	3.500%	10/8/13	200	206
International Bank for Reconstruction &
Development	0.500%	11/26/13	150	150
International Bank for Reconstruction &
Development	1.125%	8/25/14	500	507
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,575	1,659
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	685
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	463
International Bank for Reconstruction &
Development	1.000%	9/15/16	450	457
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,465
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	758
International Finance Corp.	3.000%	4/22/14	775	806
International Finance Corp.	2.750%	4/20/15	175	186
International Finance Corp.	2.250%	4/11/16	200	213
International Finance Corp.	1.125%	11/23/16	750	766
International Finance Corp.	2.125%	11/17/17	300	321
7 Japan Bank for International Cooperation	2.875%	2/2/15	325	342
7 Japan Bank for International Cooperation	1.875%	9/24/15	25	26
7 Japan Bank for International Cooperation	2.500%	1/21/16	200	212
7 Japan Bank for International Cooperation	2.500%	5/18/16	100	106
7 Japan Bank for International Cooperation	2.250%	7/13/16	275	290
7 Japan Bank for International Cooperation	1.125%	7/19/17	950	957
7 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	110
7 Japan Finance Organization for Municipalities	5.000%	5/16/17	100	118
7 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	348
8 KFW	4.000%	10/15/13	1,225	1,270
8 KFW	1.375%	1/13/14	550	556
8 KFW	3.500%	3/10/14	625	652
8 KFW	1.500%	4/4/14	50	51
8 KFW	4.125%	10/15/14	575	618

8 KFW	2.750%	10/21/14	225	235
8 KFW	1.000%	1/12/15	1,100	1,114
8 KFW	2.625%	3/3/15	775	813
8 KFW	0.625%	4/24/15	825	825
8 KFW	1.250%	10/26/15	200	205
8 KFW	5.125%	3/14/16	1,450	1,668
8 KFW	2.000%	6/1/16	825	864
8 KFW	1.250%	10/5/16	225	230
8 KFW	1.250%	2/15/17	1,700	1,736
8 KFW	0.875%	9/5/17	250	250
8 KFW	4.375%	3/15/18	250	291
8 KFW	4.875%	6/17/19	1,350	1,651
8 KFW	4.000%	1/27/20	50	58
8 KFW	2.750%	9/8/20	2,025	2,177
8 KFW	2.000%	10/4/22	650	642
8 KFW	0.000%	4/18/36	400	186
Korea Development Bank	8.000%	1/23/14	250	272
Korea Development Bank	4.375%	8/10/15	750	810
Korea Finance Corp.	3.250%	9/20/16	250	263
Korea Finance Corp.	2.250%	8/7/17	25	25
Korea Finance Corp.	4.625%	11/16/21	150	170
8 Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	400
8 Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	311
8 Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	105
8 Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	724
8 Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	156
Nordic Investment Bank	2.625%	10/6/14	225	234
Nordic Investment Bank	2.500%	7/15/15	225	238
Nordic Investment Bank	2.250%	3/15/16	300	318
North American Development Bank	4.375%	2/11/20	100	114
9 Oesterreichische Kontrollbank AG	1.750%	10/5/15	500	514
9 Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	698
Pemex Project Funding Master Trust	5.750%	3/1/18	600	702
Pemex Project Funding Master Trust	6.625%	6/15/35	625	777
Pemex Project Funding Master Trust	6.625%	6/15/38	150	188
People's Republic of China	4.750%	10/29/13	50	52
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	84
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	325	344
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	397
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	75	78
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	675	766
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	380
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	1,067
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	75	85
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	125	141
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	225	282
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	900	1,116
Petroleos Mexicanos	4.875%	3/15/15	375	403
Petroleos Mexicanos	8.000%	5/3/19	200	262
Petroleos Mexicanos	6.000%	3/5/20	400	479
Petroleos Mexicanos	5.500%	1/21/21	150	176
Petroleos Mexicanos	4.875%	1/24/22	500	563
Petroleos Mexicanos	6.500%	6/2/41	100	123
Petroleos Mexicanos	5.500%	6/27/44	275	299
Province of British Columbia	2.850%	6/15/15	400	426
Province of British Columbia	2.100%	5/18/16	500	528
Province of British Columbia	1.200%	4/25/17	100	102

Province of Manitoba	1.375%	4/28/14	200	203
Province of Manitoba	2.625%	7/15/15	250	264
Province of Manitoba	1.300%	4/3/17	75	77
Province of Manitoba	1.750%	5/30/19	175	179
Province of Manitoba Canada	2.100%	9/6/22	150	152
Province of New Brunswick	2.750%	6/15/18	350	386
Province of Nova Scotia	2.375%	7/21/15	200	210
Province of Ontario	1.375%	1/27/14	375	380
Province of Ontario	4.100%	6/16/14	675	717
Province of Ontario	2.950%	2/5/15	100	106
Province of Ontario	0.950%	5/26/15	775	783
Province of Ontario	2.700%	6/16/15	575	607
Province of Ontario	1.875%	9/15/15	200	207
Province of Ontario	4.750%	1/19/16	100	113
Province of Ontario	5.450%	4/27/16	500	583
Province of Ontario	2.300%	5/10/16	300	316
Province of Ontario	1.600%	9/21/16	450	464
Province of Ontario	3.150%	12/15/17	225	246
Province of Ontario	3.000%	7/16/18	225	247
Province of Ontario	1.650%	9/27/19	225	226
Province of Ontario	4.000%	10/7/19	575	666
Province of Ontario	4.400%	4/14/20	500	593
Province of Ontario	2.450%	6/29/22	150	152
Quebec	5.125%	11/14/16	325	382
Quebec	4.625%	5/14/18	575	678
Quebec	3.500%	7/29/20	350	390
Quebec	2.750%	8/25/21	325	343
Quebec	7.500%	9/15/29	325	503
Region of Lombardy Italy	5.804%	10/25/32	200	152
Republic of Chile	3.875%	8/5/20	200	226
Republic of Columbia	8.250%	12/22/14	100	115
Republic of Columbia	7.375%	1/27/17	325	403
Republic of Columbia	7.375%	3/18/19	400	528
Republic of Columbia	4.375%	7/12/21	450	518
Republic of Columbia	8.125%	5/21/24	500	745
Republic of Columbia	7.375%	9/18/37	100	153
Republic of Columbia	6.125%	1/18/41	575	775
Republic of Italy	4.500%	1/21/15	450	466
Republic of Italy	3.125%	1/26/15	425	427
Republic of Italy	4.750%	1/25/16	750	772
Republic of Italy	5.250%	9/20/16	1,050	1,098
Republic of Italy	5.375%	6/12/17	500	523
Republic of Italy	5.375%	6/15/33	175	165
Republic of Korea	5.750%	4/16/14	325	349
Republic of Korea	7.125%	4/16/19	225	292
Republic of Korea	5.625%	11/3/25	100	131
Republic of Panama	5.200%	1/30/20	100	120
Republic of Panama	7.125%	1/29/26	600	850
3 Republic of Panama	6.700%	1/26/36	692	968
Republic of Peru	7.125%	3/30/19	350	464
Republic of Peru	7.350%	7/21/25	400	583
Republic of Peru	8.750%	11/21/33	142	244
3 Republic of Peru	6.550%	3/14/37	525	770
Republic of Peru	5.625%	11/18/50	300	385
Republic of Poland	5.250%	1/15/14	200	210
Republic of Poland	3.875%	7/16/15	400	426
Republic of Poland	6.375%	7/15/19	961	1,187

Republic of Poland	5.125%	4/21/21	250	291
Republic of Poland	5.000%	3/23/22	425	492
Republic of Poland	3.000%	3/17/23	125	123
Republic of South Africa	6.875%	5/27/19	250	316
Republic of South Africa	5.500%	3/9/20	500	594
Republic of South Africa	4.665%	1/17/24	225	253
Republic of South Africa	6.250%	3/8/41	300	395
State of Israel	5.500%	11/9/16	175	201
State of Israel	5.125%	3/26/19	550	632
Statoil ASA	3.875%	4/15/14	25	26
Statoil ASA	1.800%	11/23/16	125	130
Statoil ASA	3.125%	8/17/17	400	440
Statoil ASA	5.250%	4/15/19	25	30
Statoil ASA	3.150%	1/23/22	150	161
Statoil ASA	7.250%	9/23/27	400	580
Statoil ASA	5.100%	8/17/40	125	155
Statoil ASA	4.250%	11/23/41	75	83
Svensk Exportkredit AB	3.250%	9/16/14	200	210
Svensk Exportkredit AB	2.125%	7/13/16	125	130
Svensk Exportkredit AB	5.125%	3/1/17	350	409
Svensk Exportkredit AB	1.750%	5/30/17	200	204
United Mexican States	5.875%	2/17/14	1,250	1,330
United Mexican States	6.625%	3/3/15	510	577
United Mexican States	11.375%	9/15/16	100	138
United Mexican States	5.625%	1/15/17	325	381
United Mexican States	5.950%	3/19/19	500	621
United Mexican States	3.625%	3/15/22	550	600
United Mexican States	8.300%	8/15/31	250	402
United Mexican States	6.750%	9/27/34	733	1,040
United Mexican States	6.050%	1/11/40	775	1,031
United Mexican States	4.750%	3/8/44	1,327	1,475
United Mexican States	5.750%	10/12/10	192	228
Total Sovereign Bonds (Cost $113,342)				123,678
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	184
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	68
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	184
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	65
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	213
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	357
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	200	210
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	112
California GO	5.250%	4/1/14	100	107
California GO	3.950%	11/1/15	150	163
California GO	5.750%	3/1/17	100	116

California GO	6.200%	10/1/19	275	331
California GO	5.700%	11/1/21	250	286
California GO	7.500%	4/1/34	600	800
California GO	7.300%	10/1/39	75	100
California GO	7.350%	11/1/39	575	776
California GO	7.625%	3/1/40	605	835
California GO	7.600%	11/1/40	200	278
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	64
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	50	54
Chicago IL GO	7.781%	1/1/35	50	65
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	300	394
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	65
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	169
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	152
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	64
Chicago IL Water Revenue	6.742%	11/1/40	75	101
Clark County NV Airport Revenue	6.881%	7/1/42	100	116
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	186
Connecticut GO	5.090%	10/1/30	175	204
Connecticut GO	5.850%	3/15/32	200	253
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	60
Cook County IL GO	6.229%	11/15/34	50	57
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	65
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	61
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	137
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	62
Dallas TX Independent School District GO	6.450%	2/15/35	100	126
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	63
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	50	70
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	63
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	102
George Washington University District of
Columbia GO	3.485%	9/15/22	200	213
Georgia GO	4.503%	11/1/25	150	174
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	235
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	174
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	82
Harvard University Massachusetts GO	4.875%	10/15/40	200	249

Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	100	106
Illinois GO	4.071%	1/1/14	150	155
Illinois GO	4.511%	3/1/15	75	79
Illinois GO	5.365%	3/1/17	175	195
Illinois GO	5.877%	3/1/19	250	283
Illinois GO	4.950%	6/1/23	550	573
Illinois GO	5.100%	6/1/33	1,100	1,067
Illinois GO	6.725%	4/1/35	200	228
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	63
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	332
Johns Hopkins University Maryland GO	5.250%	7/1/19	200	242
[10] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	175	205
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	68
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	202
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	95
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	193
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	29
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	145
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	588
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	147
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	67
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	95
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	131
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	68
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	67
Massachusetts GO	4.200%	12/1/21	125	144
Massachusetts GO	5.456%	12/1/39	150	189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	98
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	91
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	60
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	64
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	60
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	50	62
Mississippi GO	5.245%	11/1/34	50	61

Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	62
[11] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	287
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	500	678
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	5	5
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	135	142
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	447
New York City NY GO	6.246%	6/1/35	25	29
New York City NY GO	5.968%	3/1/36	100	131
New York City NY GO	5.985%	12/1/36	50	64
New York City NY GO	5.517%	10/1/37	50	63
New York City NY GO	6.271%	12/1/37	100	133
New York City NY GO	5.846%	6/1/40	50	66
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	67
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	69
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	70
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	128
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	240
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	201
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	63
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	127
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	94
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	376
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	60
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	132
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	151
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	125
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	94
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	186
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	63
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	138
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	120
Ohio State University General Receipts
Revenue	4.800%	6/1/11	75	86

Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	87
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	71
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	66
Oregon GO	5.762%	6/1/23	50	63
Oregon GO	5.892%	6/1/27	75	93
[12] Oregon School Boards Association GO	4.759%	6/30/28	75	86
[10] Oregon School Boards Association GO	5.528%	6/30/28	50	60
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	106
Pennsylvania GO	4.650%	2/15/26	50	59
Pennsylvania GO	5.350%	5/1/30	200	222
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	58
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	60
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	60
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	96
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	315
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	554
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	100	102
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	100	103
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	137
Rutgers State University NJ Revenue	5.665%	5/1/40	50	64
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	60
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	169
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	65
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	163
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	150	166
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	66
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	62
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	142
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	248
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	69
Texas Transportation Commission Revenue	5.028%	4/1/26	50	61
Texas Transportation Commission Revenue	5.178%	4/1/30	175	213
Texas Transportation Commission Revenue	4.631%	4/1/33	150	178
Texas Transportation Commission Revenue	4.681%	4/1/40	50	58
Tufts University Massachusetts GO	5.017%	4/15/12	200	230

University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	132
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	68
University of California Revenue	0.887%	7/1/13	25	25
University of California Revenue	6.270%	5/15/31	500	574
University of California Revenue	5.946%	5/15/45	175	218
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	62
University of Pennsylvania GO	4.674%	9/1/12	250	282
University of Southern California Revenue	5.250%	10/1/11	100	127
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	63
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	30
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	126
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	89
Utah GO	4.554%	7/1/24	50	60
Utah GO	3.539%	7/1/25	50	55
Washington GO	5.090%	8/1/33	250	302
Washington GO	5.140%	8/1/40	150	186
[10] Wisconsin GO	4.800%	5/1/13	75	77
[10] Wisconsin GO	5.700%	5/1/26	75	92
Total Taxable Municipal Bonds (Cost $22,757)				27,499
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.2%)
Money Market Fund (7.2%)
[13] Vanguard Market Liquidity Fund (Cost
$193,192)	0.163%		193,192,033	193,192
Total Investments (106.6%) (Cost $2,687,831)				2,869,954
Other Assets and Liabilities-Net (-6.6%)				(177,875)
Net Assets (100%)				2,692,079

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $7,237,000, representing 0.3% of net assets.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2012.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Total Bond Market Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,872,440	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	69,218	—
Corporate Bonds	—	583,927	—
Sovereign Bonds	—	123,678	—
Taxable Municipal Bonds	—	27,499	—
Temporary Cash Investments	193,192	—	—
Total	193,192	2,676,762	—

E. At September 30, 2012, the cost of investment securities for tax purposes was $2,687,831,000. Net unrealized appreciation of investment securities for tax purposes was $182,123,000, consisting of unrealized gains of $183,580,000 on securities that had risen in value since their purchase and $1,457,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (65.2%)
Consumer Discretionary (6.4%)
Comcast Corp. Class A	744,645	26,636
Time Warner Inc.	376,056	17,046
Walt Disney Co.	297,660	15,562
Target Corp.	223,620	14,193
Lowe's Cos. Inc.	420,990	12,731
Ford Motor Co.	885,880	8,735
Viacom Inc. Class B	96,150	5,153
Johnson Controls Inc.	170,970	4,684
Home Depot Inc.	46,650	2,816
		107,556
Consumer Staples (5.7%)
PepsiCo Inc.	240,880	17,047
Procter & Gamble Co.	215,227	14,928
Philip Morris International Inc.	155,620	13,997
CVS Caremark Corp.	275,320	13,331
Unilever NV	246,280	8,738
Anheuser-Busch InBev NV	98,696	8,443
General Mills Inc.	202,300	8,062
Coca-Cola Co.	165,140	6,264
Archer-Daniels-Midland Co.	208,210	5,659
		96,469
Energy (8.0%)
Exxon Mobil Corp.	432,175	39,522
Chevron Corp.	213,000	24,827
Anadarko Petroleum Corp.	244,590	17,102
BP plc ADR	350,290	14,838
Occidental Petroleum Corp.	145,290	12,504
Baker Hughes Inc.	206,110	9,322
BG Group plc	377,325	7,635
Encana Corp.	237,582	5,208
Petroleo Brasileiro SA ADR	153,900	3,531
		134,489
Financials (10.9%)
Wells Fargo & Co.	974,530	33,651
JPMorgan Chase & Co.	635,818	25,738
ACE Ltd.	222,030	16,785
PNC Financial Services Group Inc.	237,030	14,957
Prudential Financial Inc.	229,240	12,496
BlackRock Inc.	60,300	10,751
US Bancorp	244,250	8,378
Standard Chartered plc	334,984	7,590
UBS AG	573,661	6,987
Bank of America Corp.	653,730	5,772
MetLife Inc.	163,930	5,649
Swiss Re AG	87,580	5,635
Chubb Corp.	70,880	5,407
* American International Group Inc.	160,800	5,273
Mitsubishi UFJ Financial Group Inc.	1,063,630	4,977

HSBC Holdings plc ADR	84,520	3,927
Marsh & McLennan Cos. Inc.	82,370	2,795
Goldman Sachs Group Inc.	23,530	2,675
State Street Corp.	63,480	2,664
Hartford Financial Services Group Inc.	91,970	1,788
		183,895
Health Care (10.6%)
Pfizer Inc.	1,232,573	30,629
Merck & Co. Inc.	665,969	30,035
Johnson & Johnson	278,430	19,187
Eli Lilly & Co.	373,200	17,693
Medtronic Inc.	366,410	15,800
Roche Holding AG	68,135	12,744
Cardinal Health Inc.	319,650	12,457
Teva Pharmaceutical Industries Ltd. ADR	220,860	9,146
AstraZeneca plc ADR	186,370	8,920
UnitedHealth Group Inc.	130,830	7,249
Bristol-Myers Squibb Co.	206,070	6,955
* Gilead Sciences Inc.	56,850	3,771
* Celgene Corp.	44,510	3,400
		177,986
Industrials (7.8%)
General Electric Co.	781,520	17,748
Deere & Co.	173,330	14,298
Honeywell International Inc.	234,440	14,008
United Parcel Service Inc. Class B	162,910	11,659
FedEx Corp.	133,350	11,284
Siemens AG	105,286	10,531
Raytheon Co.	166,060	9,492
Eaton Corp.	198,700	9,390
Union Pacific Corp.	64,720	7,682
Waste Management Inc.	235,690	7,561
Lockheed Martin Corp.	57,920	5,409
Schneider Electric SA	78,546	4,644
Emerson Electric Co.	89,310	4,311
General Dynamics Corp.	54,940	3,633
		131,650
Information Technology (8.8%)
Microsoft Corp.	935,840	27,869
International Business Machines Corp.	123,810	25,684
Intel Corp.	643,990	14,606
* eBay Inc.	255,900	12,388
Oracle Corp.	367,550	11,574
Texas Instruments Inc.	397,010	10,938
Accenture plc Class A	150,850	10,564
Cisco Systems Inc.	531,620	10,149
QUALCOMM Inc.	135,460	8,465
Automatic Data Processing Inc.	141,060	8,275
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	436,611	6,907
		147,419
Materials (2.0%)
Dow Chemical Co.	457,770	13,257
Air Products & Chemicals Inc.	124,360	10,284
CRH plc ADR	207,020	3,975
Goldcorp Inc.	71,500	3,278

	BASF SE			37,204	3,144
					33,938
Telecommunication Services (2.3%)
	AT&T Inc.			924,682	34,861
	America Movil SAB de CV ADR			172,800	4,396
					39,257
Utilities (2.7%)
	NextEra Energy Inc.			195,250	13,732
	Dominion Resources Inc.			224,650	11,893
	Edison International			195,350	8,926
	Exelon Corp.			221,370	7,876
	Duke Energy Corp.			52,426	3,397
					45,824
Total Common Stocks (Cost $843,944)					1,098,483
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.0%)
U.S. Government Securities (2.3%)
	United States Treasury Note/Bond	1.500%	6/30/16	13,710	14,261
	United States Treasury Note/Bond	0.875%	1/31/17	534	542
	United States Treasury Note/Bond	2.125%	8/15/21	485	513
	United States Treasury Note/Bond	2.000%	11/15/21	4,239	4,427
	United States Treasury Note/Bond	1.750%	5/15/22	7,585	7,694
	United States Treasury Note/Bond	1.625%	8/15/22	2,900	2,898
	United States Treasury Note/Bond	3.125%	11/15/41	4,435	4,730
	United States Treasury Note/Bond	3.000%	5/15/42	2,660	2,762
					37,827
Conventional Mortgage-Backed Securities (2.5%)
[1,2] Freddie Mac Gold Pool		4.000%	11/1/13–9/1/41	23	25
[1,2] Freddie Mac Gold Pool		5.000%	3/1/28–10/1/42	28,032	30,478
[1,2] Freddie Mac Gold Pool		5.500%	6/1/26–10/1/42	10,191	11,170
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	254	295
2	Ginnie Mae I Pool	8.000%	9/15/30	79	83
					42,051
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	258
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	522
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	153
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	3,019
					3,952
Total U.S. Government and Agency Obligations (Cost $81,989)					83,830
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	315	319
[2,3] Ally Master Owner Trust		2.880%	4/15/15	500	504
2	Ally Master Owner Trust	2.150%	1/15/16	1,351	1,364
2	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	260	262
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	1,375	1,374
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	507
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	390	392
[2,4] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	520	526

[2,3] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	890	962
2	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	798
2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	350	357
2	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	870	922
[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	890	913
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	329	329
[2,3] Marriott Vacation Club Owner Trust 2006-2		5.362%	10/20/28	78	80
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	167	167
2	Santander Drive Auto Receivables Trust
	2011-1	2.350%	11/16/15	245	247
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,874)					10,023
Corporate Bonds (23.1%)
Finance (9.9%)
	Banking (7.4%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,503
	American Express Centurion Bank	6.000%	9/13/17	500	607
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,341
	American Express Credit Corp.	2.750%	9/15/15	100	105
	American Express Credit Corp.	2.375%	3/24/17	1,920	2,022
3	ANZ National International Ltd.	6.200%	7/19/13	473	490
	Bank of America Corp.	6.000%	9/1/17	1,010	1,168
	Bank of America Corp.	5.750%	12/1/17	500	573
	Bank of America Corp.	5.875%	1/5/21	3,000	3,455
	Bank of America Corp.	5.875%	2/7/42	260	304
	Bank of America NA	5.300%	3/15/17	2,000	2,221
	Bank of Montreal	2.500%	1/11/17	2,030	2,147
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,479
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,229
	Barclays Bank plc	2.375%	1/13/14	2,100	2,134
	Barclays Bank plc	5.125%	1/8/20	400	450
	BB&T Corp.	4.900%	6/30/17	1,000	1,128
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	282
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	531
	BNY Mellon NA	4.750%	12/15/14	250	270
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,467
	Capital One Bank USA NA	6.500%	6/13/13	650	675
	Capital One Financial Corp.	2.150%	3/23/15	670	687
	Capital One Financial Corp.	3.150%	7/15/16	300	319
	Capital One Financial Corp.	4.750%	7/15/21	400	452
	Citigroup Inc.	5.300%	10/17/12	335	336
	Citigroup Inc.	4.587%	12/15/15	570	619
	Citigroup Inc.	3.953%	6/15/16	826	884
	Citigroup Inc.	4.450%	1/10/17	1,305	1,429
	Citigroup Inc.	6.125%	11/21/17	2,320	2,723
	Citigroup Inc.	6.125%	5/15/18	255	302
	Citigroup Inc.	5.375%	8/9/20	525	609
	Citigroup Inc.	4.500%	1/14/22	500	550
	Citigroup Inc.	6.625%	6/15/32	2,000	2,243
	Citigroup Inc.	6.125%	8/25/36	1,000	1,087
	Citigroup Inc.	8.125%	7/15/39	180	266
	Citigroup Inc.	5.875%	1/30/42	35	42
3	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.200%	3/11/15	1,300	1,353
3	Credit Agricole SA	3.500%	4/13/15	1,255	1,272

Credit Suisse	5.000%	5/15/13	2,250	2,310
Credit Suisse	2.200%	1/14/14	1,220	1,242
Deutsche Bank AG	5.375%	10/12/12	825	826
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,085
Goldman Sachs Group Inc.	3.700%	8/1/15	750	791
Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,761
Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,103
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,528
Goldman Sachs Group Inc.	5.250%	7/27/21	165	182
Goldman Sachs Group Inc.	5.750%	1/24/22	160	183
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,097
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,453
Goldman Sachs Group Inc.	6.250%	2/1/41	670	777
3 HBOS plc	6.000%	11/1/33	1,164	988
3 HSBC Bank plc	2.000%	1/19/14	180	182
3 HSBC Bank plc	3.500%	6/28/15	500	531
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,946
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,353
HSBC Holdings plc	4.000%	3/30/22	1,595	1,700
HSBC Holdings plc	6.500%	5/2/36	1,000	1,174
HSBC Holdings plc	6.100%	1/14/42	500	651
3 ING Bank NV	2.650%	1/14/13	1,000	1,002
3 ING Bank NV	2.000%	10/18/13	1,000	1,000
3 ING Bank NV	3.750%	3/7/17	600	622
JPMorgan Chase & Co.	5.125%	9/15/14	580	621
JPMorgan Chase & Co.	3.700%	1/20/15	500	529
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,786
JPMorgan Chase & Co.	6.300%	4/23/19	465	570
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,141
JPMorgan Chase & Co.	4.350%	8/15/21	1,012	1,108
JPMorgan Chase & Co.	3.250%	9/23/22	970	975
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,864
JPMorgan Chase & Co.	5.400%	1/6/42	750	862
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,174
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,498
Morgan Stanley	6.750%	10/15/13	1,000	1,048
Morgan Stanley	6.000%	5/13/14	373	395
Morgan Stanley	6.000%	4/28/15	1,000	1,084
Morgan Stanley	3.800%	4/29/16	255	263
Morgan Stanley	5.450%	1/9/17	1,000	1,091
Morgan Stanley	5.625%	9/23/19	200	218
Morgan Stanley	5.750%	1/25/21	1,740	1,904
Morgan Stanley	6.250%	8/9/26	3,000	3,354
National City Corp.	6.875%	5/15/19	1,000	1,235
3 Nordea Bank AB	2.125%	1/14/14	1,010	1,012
3 Nordea Bank AB	3.700%	11/13/14	570	598
Northern Trust Corp.	5.200%	11/9/12	1,025	1,030
Northern Trust Corp.	3.450%	11/4/20	255	275
Paribas	6.950%	7/22/13	2,000	2,087
PNC Bank NA	4.875%	9/21/17	1,500	1,727
2 PNC Financial Services Group Inc.	8.250%	5/29/49	1,300	1,333
3 Societe Generale SA	5.200%	4/15/21	600	648
3 Standard Chartered plc	3.850%	4/27/15	380	398
State Street Corp.	5.375%	4/30/17	2,775	3,259
3 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,482
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,053
Toronto-Dominion Bank	1.375%	7/14/14	860	875

	UBS AG	3.875%	1/15/15	1,000	1,059
	UBS AG	5.875%	7/15/16	1,500	1,644
	UBS AG	4.875%	8/4/20	300	334
	US Bancorp	2.875%	11/20/14	800	839
	US Bancorp	1.650%	5/15/17	600	615
	US Bank NA	6.300%	2/4/14	1,000	1,076
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,736
	Wachovia Corp.	5.250%	8/1/14	1,160	1,246
	Wachovia Corp.	7.500%	4/15/35	1,000	1,303
	Wells Fargo & Co.	3.625%	4/15/15	925	988
	Wells Fargo & Co.	5.625%	12/11/17	820	983
	Wells Fargo & Co.	3.500%	3/8/22	840	893

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	362

	Finance Companies (0.6%)
	General Electric Capital Corp.	4.625%	1/7/21	2,500	2,793
	General Electric Capital Corp.	5.300%	2/11/21	795	912
	General Electric Capital Corp.	3.150%	9/7/22	2,176	2,181
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,288
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,887
	General Electric Capital Corp.	5.875%	1/14/38	515	612
	General Electric Capital Corp.	6.875%	1/10/39	600	802

	Insurance (1.5%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	629
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,587
	Aetna Inc.	1.750%	5/15/17	60	61
	Aetna Inc.	6.500%	9/15/18	335	418
	Allstate Corp.	5.000%	8/15/14	1,000	1,081
	Allstate Corp.	6.750%	5/15/18	1,000	1,247
2	Allstate Corp.	6.125%	5/15/67	1,000	1,027
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,089
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,017
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,613
	MetLife Inc.	4.125%	8/13/42	145	144
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,140
3	New York Life Global Funding	1.650%	5/15/17	600	611
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,546
	Prudential Financial Inc.	5.150%	1/15/13	425	431
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,423
	Prudential Financial Inc.	3.000%	5/12/16	450	474
3	TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,381
	UnitedHealth Group Inc.	6.000%	6/15/17	500	607
	UnitedHealth Group Inc.	6.000%	2/15/18	700	862
	UnitedHealth Group Inc.	3.875%	10/15/20	601	662
	WellPoint Inc.	3.125%	5/15/22	1,610	1,605
	WellPoint Inc.	3.300%	1/15/23	226	228

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	1,570	1,617

	Real Estate Investment Trusts (0.3%)
	Duke Realty LP	6.500%	1/15/18	225	261
	HCP Inc.	3.750%	2/1/16	210	223
	Simon Property Group LP	5.100%	6/15/15	1,000	1,103

Simon Property Group LP	6.100%	5/1/16	1,800	2,074
3 WEA Finance LLC	7.125%	4/15/18	1,000	1,221
				167,673
Industrial (10.6%)
Basic Industry (0.3%)
Agrium Inc.	6.125%	1/15/41	210	269
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,496
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,866
Rio Tinto Finance USA plc	2.000%	3/22/17	295	301
Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,364

Capital Goods (0.8%)
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,058
Caterpillar Inc.	3.900%	5/27/21	1,170	1,326
Caterpillar Inc.	2.600%	6/26/22	705	721
General Dynamics Corp.	3.875%	7/15/21	355	401
Honeywell International Inc.	4.250%	3/1/21	1,002	1,179
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,523
Raytheon Co.	1.625%	10/15/15	880	904
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,613
United Technologies Corp.	4.875%	5/1/15	325	361
United Technologies Corp.	1.800%	6/1/17	155	161
United Technologies Corp.	3.100%	6/1/22	535	569
United Technologies Corp.	7.500%	9/15/29	770	1,129
United Technologies Corp.	6.050%	6/1/36	675	909
United Technologies Corp.	4.500%	6/1/42	325	363

Communication (2.1%)
America Movil SAB de CV	3.125%	7/16/22	635	653
America Movil SAB de CV	4.375%	7/16/42	530	545
AT&T Inc.	5.100%	9/15/14	500	544
AT&T Inc.	5.600%	5/15/18	1,000	1,227
AT&T Inc.	6.450%	6/15/34	1,595	2,084
AT&T Inc.	6.800%	5/15/36	500	683
AT&T Inc.	6.550%	2/15/39	200	271
BellSouth Corp.	6.550%	6/15/34	2,975	3,604
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,257
CBS Corp.	4.300%	2/15/21	675	752
CBS Corp.	3.375%	3/1/22	395	412
Comcast Corp.	5.700%	5/15/18	500	608
Comcast Corp.	4.650%	7/15/42	950	1,016
3 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	409
3 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	750
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	210	222
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	800	853
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	570
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	200	225
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	635	747
Discovery Communications LLC	5.625%	8/15/19	80	96
Discovery Communications LLC	5.050%	6/1/20	420	492
Discovery Communications LLC	4.950%	5/15/42	105	115
France Telecom SA	4.125%	9/14/21	1,300	1,437

Grupo Televisa SAB	6.625%	1/15/40	630	829
NBCUniversal Media LLC	4.375%	4/1/21	600	679
News America Inc.	4.500%	2/15/21	375	423
News America Inc.	6.150%	2/15/41	800	994
3 SBA Tower Trust	2.933%	12/15/17	840	863
Telefonica Emisiones SAU	3.992%	2/16/16	910	904
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,226
Time Warner Cable Inc.	6.750%	6/15/39	750	977
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,490
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,149
Verizon Communications Inc.	5.850%	9/15/35	475	602
Verizon Communications Inc.	6.900%	4/15/38	290	417
Verizon Communications Inc.	4.750%	11/1/41	290	335
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	2,365
Vodafone Group plc	5.000%	12/16/13	1,000	1,054
Vodafone Group plc	2.875%	3/16/16	1,100	1,173
Vodafone Group plc	2.500%	9/26/22	1,065	1,065

Consumer Cyclical (1.8%)
3 American Honda Finance Corp.	1.500%	9/11/17	490	492
AutoZone Inc.	3.700%	4/15/22	1,121	1,183
CVS Caremark Corp.	4.875%	9/15/14	800	862
CVS Caremark Corp.	5.750%	6/1/17	585	705
Daimler Finance North America LLC	6.500%	11/15/13	540	576
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,557
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,575
eBay Inc.	1.350%	7/15/17	325	329
eBay Inc.	2.600%	7/15/22	520	524
Home Depot Inc.	3.950%	9/15/20	600	686
3 Hyundai Capital America	1.625%	10/2/15	375	374
Lowe's Cos. Inc.	6.875%	2/15/28	710	927
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,270
McDonald's Corp.	1.875%	5/29/19	435	450
McDonald's Corp.	2.625%	1/15/22	195	205
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,194
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,022
Target Corp.	2.900%	1/15/22	1,200	1,272
Time Warner Inc.	4.875%	3/15/20	700	811
Time Warner Inc.	6.500%	11/15/36	620	790
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,172
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,232
3 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,126
Wal-Mart Stores Inc.	3.250%	10/25/20	742	821
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,176
Wal-Mart Stores Inc.	5.625%	4/15/41	2,290	3,054
Walt Disney Co.	5.625%	9/15/16	1,000	1,188
Western Union Co.	5.930%	10/1/16	2,000	2,356

Consumer Noncyclical (3.3%)
Altria Group Inc.	4.750%	5/5/21	455	521
Altria Group Inc.	2.850%	8/9/22	500	496
Amgen Inc.	2.300%	6/15/16	635	664
Amgen Inc.	5.150%	11/15/41	900	1,001
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	248
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,338
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,580	1,604
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	125

AstraZeneca plc	1.950%	9/18/19	1,100	1,116
AstraZeneca plc	6.450%	9/15/37	615	842
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,525
Baxter International Inc.	5.900%	9/1/16	502	598
3 Cargill Inc.	4.307%	5/14/21	2,092	2,318
3 Cargill Inc.	6.875%	5/1/28	645	824
3 Cargill Inc.	6.125%	4/19/34	1,270	1,553
Coca-Cola Co.	5.350%	11/15/17	1,500	1,813
Coca-Cola Co.	3.300%	9/1/21	300	333
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	537
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,027
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	756
Colgate-Palmolive Co.	7.600%	5/19/25	480	696
Diageo Investment Corp.	2.875%	5/11/22	525	547
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	261
Express Scripts Holding Co.	6.250%	6/15/14	375	409
3 Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,126
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,478
GlaxoSmithKline Capital plc	1.500%	5/8/17	560	570
Hershey Co.	4.850%	8/15/15	380	424
Johnson & Johnson	2.150%	5/15/16	900	949
Johnson & Johnson	5.150%	7/15/18	500	613
Kaiser Foundation Hospitals	3.500%	4/1/22	180	191
Kaiser Foundation Hospitals	4.875%	4/1/42	340	384
Kellogg Co.	4.000%	12/15/20	1,400	1,571
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,120
3 Kraft Foods Group Inc.	2.250%	6/5/17	295	306
3 Kraft Foods Group Inc.	3.500%	6/6/22	285	302
3 Kraft Foods Group Inc.	5.000%	6/4/42	320	360
McKesson Corp.	3.250%	3/1/16	175	188
Medtronic Inc.	4.750%	9/15/15	1,000	1,118
Molson Coors Brewing Co.	2.000%	5/1/17	31	32
Molson Coors Brewing Co.	3.500%	5/1/22	135	143
Molson Coors Brewing Co.	5.000%	5/1/42	245	274
Mondelez International Inc.	5.375%	2/10/20	1,000	1,207
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	729
PepsiCo Inc.	3.100%	1/15/15	400	423
PepsiCo Inc.	3.125%	11/1/20	1,300	1,395
PepsiCo Inc.	4.000%	3/5/42	845	881
Pfizer Inc.	6.200%	3/15/19	1,400	1,785
Philip Morris International Inc.	4.500%	3/26/20	250	293
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,159
Philip Morris International Inc.	2.500%	8/22/22	575	577
2 Procter & Gamble - Esop	9.360%	1/1/21	1,460	1,972
3 Roche Holdings Inc.	6.000%	3/1/19	750	941
3 SABMiller Holdings Inc.	2.450%	1/15/17	400	417
3 SABMiller plc	6.500%	7/1/16	1,500	1,751
Sanofi	4.000%	3/29/21	1,130	1,291
St. Jude Medical Inc.	2.500%	1/15/16	666	696
3 Tesco plc	5.500%	11/15/17	1,500	1,746
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	247
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	280
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	277
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	539
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,271

Energy (0.9%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	579
BP Capital Markets plc	3.125%	10/1/15	400	427
BP Capital Markets plc	3.200%	3/11/16	900	965
BP Capital Markets plc	1.846%	5/5/17	650	664
BP Capital Markets plc	4.750%	3/10/19	795	925
BP Capital Markets plc	4.500%	10/1/20	400	463
BP Capital Markets plc	3.245%	5/6/22	650	686
ConocoPhillips	5.200%	5/15/18	1,500	1,803
EOG Resources Inc.	5.625%	6/1/19	425	522
3 Motiva Enterprises LLC	5.750%	1/15/20	125	149
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,287
Occidental Petroleum Corp.	2.700%	2/15/23	500	513
3 Schlumberger Investment SA	2.400%	8/1/22	630	624
Shell International Finance BV	3.250%	9/22/15	1,100	1,187
Shell International Finance BV	4.375%	3/25/20	1,000	1,173
Suncor Energy Inc.	5.950%	12/1/34	500	621
Total Capital International SA	1.550%	6/28/17	1,365	1,390
Total Capital International SA	2.700%	1/25/23	810	824

Other Industrial (0.1%)
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	1,265	1,288
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	323

Technology (0.7%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,173
Dell Inc.	5.875%	6/15/19	910	1,078
Google Inc.	2.125%	5/19/16	685	722
Hewlett-Packard Co.	2.650%	6/1/16	500	513
Hewlett-Packard Co.	5.500%	3/1/18	865	984
Hewlett-Packard Co.	3.750%	12/1/20	1,000	1,012
Hewlett-Packard Co.	4.300%	6/1/21	1,600	1,631
International Business Machines Corp.	2.000%	1/5/16	425	444
International Business Machines Corp.	1.950%	7/22/16	430	449
International Business Machines Corp.	1.250%	2/6/17	250	254
International Business Machines Corp.	5.875%	11/29/32	2,000	2,743
Microsoft Corp.	4.000%	2/8/21	500	583
Oracle Corp.	6.125%	7/8/39	350	481

Transportation (0.6%)
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	857	947
3 ERAC USA Finance LLC	5.900%	11/15/15	500	566
3 ERAC USA Finance LLC	2.750%	3/15/17	205	211
3 ERAC USA Finance LLC	4.500%	8/16/21	325	356
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,241
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,181	1,409
FedEx Corp.	2.625%	8/1/22	130	130
FedEx Corp.	3.875%	8/1/42	120	117
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,895
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,709
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	452	515
United Parcel Service Inc.	1.125%	10/1/17	105	106
United Parcel Service Inc.	2.450%	10/1/22	425	429
United Parcel Service Inc.	4.875%	11/15/40	460	550

				179,398
Utilities (2.6%)
Electric (2.2%)
Alabama Power Co.	5.550%	2/1/17	585	683
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,271
Carolina Power & Light Co.	6.300%	4/1/38	365	501
Commonwealth Edison Co.	5.950%	8/15/16	770	907
Connecticut Light & Power Co.	5.650%	5/1/18	465	568
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	823
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,043
Dominion Resources Inc.	5.200%	8/15/19	750	891
Duke Energy Carolinas LLC	5.250%	1/15/18	275	330
Duke Energy Carolinas LLC	5.100%	4/15/18	590	704
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,225
3 Enel Finance International NV	6.800%	9/15/37	1,025	1,001
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,277
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,189
Florida Power & Light Co.	5.950%	2/1/38	785	1,066
Florida Power Corp.	6.350%	9/15/37	200	271
Georgia Power Co.	5.400%	6/1/18	1,165	1,415
Georgia Power Co.	4.300%	3/15/42	755	800
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,279
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,802
Northern States Power Co.	6.250%	6/1/36	2,000	2,796
NSTAR LLC	4.500%	11/15/19	90	103
Pacific Gas & Electric Co.	4.250%	5/15/21	300	346
PacifiCorp	6.250%	10/15/37	2,000	2,771
Peco Energy Co.	5.350%	3/1/18	565	680
Potomac Electric Power Co.	6.500%	11/15/37	750	1,075
PPL Energy Supply LLC	6.200%	5/15/16	453	513
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,301
San Diego Gas & Electric Co.	6.000%	6/1/26	600	822
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,322
Southern California Edison Co.	6.000%	1/15/34	1,000	1,328
Southern California Edison Co.	5.550%	1/15/37	2,250	2,888
Wisconsin Electric Power Co.	4.500%	5/15/13	615	631
Wisconsin Electric Power Co.	5.700%	12/1/36	690	895

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	903
3 DCP Midstream LLC	6.450%	11/3/36	935	1,079
National Grid plc	6.300%	8/1/16	1,000	1,159
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,377

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,330

				43,365
Total Corporate Bonds (Cost $347,437)				390,436
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	674
3 CDP Financial Inc.	4.400%	11/25/19	1,000	1,149
3 Electricite de France SA	4.600%	1/27/20	1,200	1,339
3 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	550	556

International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,526
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	550
KFW	1.250%	10/26/15	1,518	1,552
Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,639
Province of Ontario	1.375%	1/27/14	1,755	1,780
Province of Ontario	4.500%	2/3/15	2,000	2,185
Quebec	5.125%	11/14/16	1,000	1,177
3 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	437
3 Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,124
Total Sovereign Bonds (Cost $15,102)				16,688
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	480	597
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,419
California GO	5.700%	11/1/21	265	304
California GO	7.550%	4/1/39	435	594
California GO	7.300%	10/1/39	125	166
California GO	7.600%	11/1/40	660	916
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	283
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	610
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	225	293
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,030
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	396	465
Houston TX GO	6.290%	3/1/32	600	748
Illinois GO	5.100%	6/1/33	95	92
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	962
5 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,348
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	585
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,649
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	734
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,307
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	610
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	862
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	488
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	213
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,140
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	860
Oregon GO	5.902%	8/1/38	490	598
5 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,408
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	424

Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	341
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,308
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,335
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	413
University of California Regents Medical
Center Revenue	6.548%	5/15/48	80	106
University of California Regents Medical
Center Revenue	6.583%	5/15/49	625	856
University of California Revenue	5.770%	5/15/43	1,010	1,245
Total Taxable Municipal Bonds (Cost $24,889)				30,309
Temporary Cash Investment (1.5%)
Repurchase Agreement (1.5%)
Credit Suisse Securities (USA) LLC
(Dated 9/28/12, Repurchase Value
$24,400,000, collateralized by U.S.
Treasury Note/Bond 1.250%, 4/15/14)
(Cost $24,400)	0.200%	10/1/12	24,400	24,400

Total Investments (98.2%) (Cost $1,347,635)				1,654,169
Other Assets and Liabilities-Net (1.8%)[6]				30,603
Net Assets (100%)				1,684,772

* Non-income-producing security.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate value of these securities was $63,533,000, representing 3.8% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Cash of $209,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring

Vanguard Balanced Portfolio

before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	190	25,362	71

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Vanguard Balanced Portfolio

E. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interet rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,033,139	65,344	—
U.S. Government and Agency Obligations	—	83,830	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,023	—
Corporate Bonds	—	390,436	—
Sovereign Bonds	—	16,688	—
Taxable Municipal Bonds	—	30,309	—
Temporary Cash Investments	—	24,400	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,033,136	621,030	—

1 Represents variation margin on the last day of the reporting period.

G. At September 30, 2012, the cost of investment securities for tax purposes was $1,348,177,000. Net unrealized appreciation of investment securities for tax purposes was $305,992,000, consisting of unrealized gains of $318,856,000 on securities that had risen in value since their purchase and $12,864,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (8.4%)
* DIRECTV	176,161	9,241
TJX Cos. Inc.	88,700	3,973
Limited Brands Inc.	74,700	3,680
Walt Disney Co.	67,300	3,518
Carnival Corp.	69,900	2,547
Whirlpool Corp.	29,600	2,454
* Bed Bath & Beyond Inc.	36,000	2,268
Mattel Inc.	53,200	1,888
Sony Corp. ADR	119,000	1,392
* Amazon.com Inc.	3,600	916
Lowe's Cos. Inc.	14,100	426
		32,303
Consumer Staples (1.1%)
Costco Wholesale Corp.	38,050	3,810
Kellogg Co.	6,700	346
		4,156
Energy (4.7%)
Noble Energy Inc.	59,900	5,553
EOG Resources Inc.	31,200	3,496
Schlumberger Ltd.	48,300	3,494
Petroleo Brasileiro SA ADR Type A	52,800	1,165
Hess Corp.	20,250	1,088
National Oilwell Varco Inc.	11,800	945
Cenovus Energy Inc.	26,100	910
Encana Corp.	31,800	697
Exxon Mobil Corp.	6,100	558
* Southwestern Energy Co.	12,200	424
		18,330
Financials (5.0%)
Marsh & McLennan Cos. Inc.	229,600	7,790
Charles Schwab Corp.	387,100	4,951
* Berkshire Hathaway Inc. Class B	34,250	3,021
Chubb Corp.	35,800	2,731
Progressive Corp.	23,300	483
American Express Co.	6,500	370
		19,346
Health Care (31.3%)
Amgen Inc.	292,871	24,695
* Biogen Idec Inc.	154,900	23,116
Eli Lilly & Co.	342,400	16,233
Roche Holding AG	78,000	14,590
Novartis AG ADR	202,850	12,427
Medtronic Inc.	287,500	12,397
Johnson & Johnson	85,900	5,919
* Life Technologies Corp.	87,909	4,297
GlaxoSmithKline plc ADR	72,400	3,348
* Boston Scientific Corp.	406,602	2,334

Abbott Laboratories	15,600	1,069
Sanofi ADR	15,400	663
		121,088
Industrials (13.3%)
FedEx Corp.	161,800	13,692
Honeywell International Inc.	118,700	7,092
C.H. Robinson Worldwide Inc.	80,000	4,684
Southwest Airlines Co.	452,850	3,972
Caterpillar Inc.	41,100	3,536
United Parcel Service Inc. Class B	48,350	3,461
Union Pacific Corp.	26,700	3,169
Boeing Co.	40,000	2,785
Deere & Co.	25,300	2,087
European Aeronautic Defence and Space Co. NV	54,900	1,740
* Alaska Air Group Inc.	42,700	1,497
Donaldson Co. Inc.	38,700	1,343
Expeditors International of Washington Inc.	21,100	767
^ Canadian Pacific Railway Ltd.	8,600	713
Granite Construction Inc.	18,500	531
PACCAR Inc.	13,100	524
		51,593
Information Technology (29.5%)
* Google Inc. Class A	22,900	17,278
Texas Instruments Inc.	437,800	12,061
Microsoft Corp.	401,300	11,951
* Adobe Systems Inc.	324,100	10,520
Oracle Corp.	333,300	10,496
Intuit Inc.	164,800	9,703
QUALCOMM Inc.	132,000	8,249
Intel Corp.	162,600	3,688
* EMC Corp.	122,500	3,341
Accenture plc Class A	44,950	3,148
* Symantec Corp.	159,700	2,875
Visa Inc. Class A	21,200	2,847
Telefonaktiebolaget LM Ericsson ADR	221,600	2,023
Hewlett-Packard Co.	109,950	1,876
KLA-Tencor Corp.	38,200	1,822
* Micron Technology Inc.	262,400	1,570
Applied Materials Inc.	132,200	1,476
Plantronics Inc.	41,350	1,461
Corning Inc.	108,750	1,430
* NVIDIA Corp.	106,350	1,419
Motorola Solutions Inc.	22,935	1,159
* Research In Motion Ltd.	136,900	1,027
ASML Holding NV	14,187	761
Activision Blizzard Inc.	47,900	540
Apple Inc.	800	534
Cisco Systems Inc.	23,000	439
Mastercard Inc. Class A	700	316
* Rambus Inc.	19,200	106
		114,116
Materials (4.1%)
Potash Corp. of Saskatchewan Inc.	184,800	8,024
Monsanto Co.	78,200	7,118
Praxair Inc.	8,100	841
		15,983

Utilities (0.3%)
* AES Corp.		62,400	685
Public Service Enterprise Group Inc.		11,500	370
			1,055
Total Common Stocks (Cost $328,786)			377,970
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
[1,2] Vanguard Market Liquidity Fund (Cost
$10,325)	0.163%	10,325,000	10,325

Total Investments (100.4%) (Cost $339,111)			388,295
Other Assets and Liabilities-Net (-0.4%)[2]			(1,536)
Net Assets (100%)			386,759

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $663,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $688,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Capital Growth Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	361,640	16,330	—
Temporary Cash Investments	10,325	—	—
Total	371,965	16,330	—

D. At September 30, 2012, the cost of investment securities for tax purposes was $339,111,000. Net unrealized appreciation of investment securities for tax purposes was $49,184,000, consisting of unrealized gains of $76,063,000 on securities that had risen in value since their purchase and $26,879,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)
Consumer Discretionary (4.9%)
Carnival Corp.	465,400	16,959
Target Corp.	217,800	13,824
Service Corp. International	809,000	10,889
		41,672
Consumer Staples (11.4%)
Philip Morris International Inc.	432,400	38,890
Imperial Tobacco Group plc ADR	301,000	22,281
Diageo plc ADR	195,100	21,994
Altria Group Inc.	434,400	14,505
		97,670
Energy (13.3%)
Spectra Energy Corp.	825,000	24,222
Occidental Petroleum Corp.	280,800	24,166
ConocoPhillips	401,344	22,949
Phillips 66	427,172	19,808
Marathon Petroleum Corp.	162,600	8,876
Seadrill Ltd.	223,300	8,758
Marathon Oil Corp.	166,300	4,917
		113,696
Financials (20.8%)
American Express Co.	533,800	30,352
JPMorgan Chase & Co.	648,550	26,253
Wells Fargo & Co.	739,100	25,521
PNC Financial Services Group Inc.	374,872	23,654
Capital One Financial Corp.	319,700	18,226
Bank of America Corp.	1,446,446	12,772
XL Group plc Class A	494,300	11,878
SLM Corp.	722,300	11,355
Citigroup Inc.	288,530	9,441
State Street Corp.	209,800	8,803
		178,255
Health Care (14.6%)
Pfizer Inc.	1,156,914	28,749
Medtronic Inc.	632,000	27,252
Baxter International Inc.	427,100	25,737
Johnson & Johnson	319,600	22,024
WellPoint Inc.	372,000	21,580
		125,342
Industrials (12.7%)
General Electric Co.	1,129,400	25,649
Raytheon Co.	396,300	22,653
Honeywell International Inc.	333,200	19,909
Illinois Tool Works Inc.	227,900	13,553
Emerson Electric Co.	205,300	9,910
Xylem Inc.	325,300	8,181
Exelis Inc.	613,200	6,340

ITT Corp.		156,500	3,153
			109,348
Information Technology (6.7%)
International Business Machines Corp.		118,200	24,520
Microsoft Corp.		751,500	22,380
Intel Corp.		456,300	10,349
			57,249
Materials (0.9%)
EI du Pont de Nemours & Co.		155,200	7,802

Telecommunication Services (5.2%)
AT&T Inc.		585,727	22,082
Verizon Communications Inc.		271,660	12,379
Vodafone Group plc ADR		357,000	10,173
			44,634
Utilities (6.5%)
Public Service Enterprise Group Inc.		583,200	18,767
CenterPoint Energy Inc.		873,200	18,599
Entergy Corp.		195,100	13,521
Dominion Resources Inc.		100,400	5,315
			56,202
Total Common Stocks (Cost $773,910)			831,870
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
1 Vanguard Market Liquidity Fund (Cost
$28,150)	0.163%	28,149,864	28,150

Total Investments (100.3%) (Cost $802,060)			860,020
Other Assets and Liabilities-Net (-0.3%)			(2,634)
Net Assets (100%)			857,386

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Diversified Value Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $802,060,000. Net unrealized appreciation of investment securities for tax purposes was $57,960,000, consisting of unrealized gains of $170,719,000 on securities that had risen in value since their purchase and $112,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (6.8%)
Home Depot Inc.	183,000	11,048
Lowe's Cos. Inc.	324,000	9,798
McDonald's Corp.	53,596	4,917
Mattel Inc.	111,000	3,938
Thomson Reuters Corp.	133,600	3,856
Kohl's Corp.	69,700	3,570
Foot Locker Inc.	38,900	1,381
Brinker International Inc.	38,800	1,370
Darden Restaurants Inc.	24,400	1,360
H&R Block Inc.	75,400	1,307
Regal Entertainment Group Class A	78,500	1,104
Cinemark Holdings Inc.	12,900	289
Garmin Ltd.	6,000	250
Time Warner Inc.	3,600	163
Gannett Co. Inc.	9,000	160
Belo Corp. Class A	12,200	96
		44,607
Consumer Staples (15.3%)
Philip Morris International Inc.	186,773	16,798
Kraft Foods Inc.	304,152	12,577
Procter & Gamble Co.	125,000	8,670
Kimberly-Clark Corp.	91,560	7,854
Wal-Mart Stores Inc.	101,485	7,490
Unilever NV	195,400	6,933
PepsiCo Inc.	97,500	6,900
Altria Group Inc.	201,580	6,731
General Mills Inc.	158,600	6,320
Sysco Corp.	179,000	5,597
Coca-Cola Co.	122,424	4,644
Imperial Tobacco Group plc	54,760	2,029
Reynolds American Inc.	39,900	1,729
Campbell Soup Co.	41,000	1,428
Universal Corp.	24,162	1,230
British American Tobacco plc	23,226	1,193
Herbalife Ltd.	20,950	993
Walgreen Co.	18,900	689
Colgate-Palmolive Co.	5,000	536
Hillshire Brands Co.	7,100	190
		100,531
Energy (13.0%)
Exxon Mobil Corp.	329,300	30,114
Chevron Corp.	233,600	27,228
Royal Dutch Shell plc Class B	235,112	8,367
ConocoPhillips	145,520	8,321
Occidental Petroleum Corp.	69,200	5,955
BP plc ADR	57,000	2,415
Marathon Petroleum Corp.	32,200	1,758

Valero Energy Corp.	26,300	833
		84,991
Exchange-Traded Fund (0.9%)
2 Vanguard Value ETF	104,300	6,124

Financials (12.5%)
JPMorgan Chase & Co.	428,700	17,354
Marsh & McLennan Cos. Inc.	359,400	12,194
PNC Financial Services Group Inc.	94,100	5,938
BlackRock Inc.	32,900	5,866
Wells Fargo & Co.	167,900	5,798
ACE Ltd.	75,600	5,715
Chubb Corp.	63,060	4,810
M&T Bank Corp.	48,900	4,653
Swiss Re AG	46,846	3,014
Travelers Cos. Inc.	30,300	2,068
BB&T Corp.	58,800	1,950
Allstate Corp.	48,400	1,917
Aflac Inc.	36,500	1,748
Fifth Third Bancorp	111,700	1,733
Invesco Ltd.	59,300	1,482
Huntington Bancshares Inc.	195,100	1,346
PartnerRe Ltd.	17,000	1,263
Protective Life Corp.	40,600	1,064
American Express Co.	14,800	842
Validus Holdings Ltd.	21,500	729
Ameriprise Financial Inc.	5,100	289
		81,773
Health Care (12.8%)
Merck & Co. Inc.	512,974	23,135
Johnson & Johnson	316,386	21,802
Pfizer Inc.	827,528	20,564
Abbott Laboratories	69,900	4,793
Roche Holding AG	24,778	4,635
Eli Lilly & Co.	64,820	3,073
AstraZeneca plc ADR	47,100	2,254
Baxter International Inc.	29,700	1,790
Bristol-Myers Squibb Co.	46,760	1,578
Medtronic Inc.	8,100	349
		83,973
Industrials (12.5%)
General Electric Co.	849,152	19,284
3M Co.	124,600	11,516
Eaton Corp.	153,400	7,250
Stanley Black & Decker Inc.	83,700	6,382
United Technologies Corp.	74,700	5,848
United Parcel Service Inc. Class B	76,700	5,489
Illinois Tool Works Inc.	91,800	5,459
Lockheed Martin Corp.	35,100	3,278
Waste Management Inc.	96,800	3,105
Boeing Co.	39,700	2,764
Honeywell International Inc.	45,700	2,731
Raytheon Co.	31,900	1,823
Northrop Grumman Corp.	25,968	1,725
Tyco International Ltd.	30,100	1,694
Schneider Electric SA	23,484	1,389

RR Donnelley & Sons Co.	104,700	1,110
Pitney Bowes Inc.	61,300	847
Exelis Inc.	36,700	380
Parker Hannifin Corp.	1,200	100
Emerson Electric Co.	1,500	72
		82,246
Information Technology (8.6%)
Microsoft Corp.	566,600	16,873
Intel Corp.	625,600	14,189
Analog Devices Inc.	201,100	7,881
Maxim Integrated Products Inc.	168,300	4,480
Xilinx Inc.	113,400	3,789
Cisco Systems Inc.	179,800	3,432
Accenture plc Class A	39,500	2,766
KLA-Tencor Corp.	25,700	1,226
Molex Inc. Class A	49,200	1,069
Seagate Technology plc	21,600	670
Diebold Inc.	7,800	263
		56,638
Materials (3.5%)
EI du Pont de Nemours & Co.	103,591	5,207
International Paper Co.	111,800	4,061
Dow Chemical Co.	135,800	3,933
Nucor Corp.	89,200	3,413
PPG Industries Inc.	16,300	1,872
Eastman Chemical Co.	25,160	1,434
Huntsman Corp.	86,300	1,288
Myers Industries Inc.	38,000	594
LyondellBasell Industries NV Class A	9,100	470
Commercial Metals Co.	18,100	239
Freeport-McMoRan Copper & Gold Inc.	1,200	47
		22,558
Telecommunication Services (4.7%)
AT&T Inc.	564,360	21,276
Verizon Communications Inc.	121,702	5,546
Vodafone Group plc ADR	148,900	4,243
		31,065
Utilities (6.5%)
Xcel Energy Inc.	194,900	5,401
NextEra Energy Inc.	69,540	4,891
UGI Corp.	142,300	4,518
National Grid plc	376,028	4,148
Northeast Utilities	92,700	3,544
American Electric Power Co. Inc.	64,000	2,812
PPL Corp.	89,100	2,588
Public Service Enterprise Group Inc.	52,500	1,689
Entergy Corp.	21,300	1,476
Pinnacle West Capital Corp.	25,800	1,362
Ameren Corp.	41,300	1,349
PNM Resources Inc.	59,900	1,260
NV Energy Inc.	68,000	1,225
DTE Energy Co.	19,700	1,181
Vectren Corp.	40,800	1,167
Portland General Electric Co.	42,800	1,157
Dominion Resources Inc.	17,550	929
Avista Corp.	26,400	680

Consolidated Edison Inc.			8,700	521
NorthWestern Corp.			10,277	372
Duke Energy Corp.			5,600	363
Southern Co.			5,500	254
				42,887
Total Common Stocks (Cost $544,608)				637,393
	Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (1.9%)
3 Vanguard Market Liquidity Fund	0.163%		12,778	12,778

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.7%)
UBS Securities LLC (Dated 9/28/12,
Repurchase Value $4,300,000,
collateralized by Government National
Mortgage Assn., 3.000%, 7/20/42)	0.200%	10/1/12	4,300	4,300

U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	1.250%	11/14/12	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	1.300%	12/26/12	200	200
United States Treasury Note/Bond	3.875%	10/31/12	100	100
				1,300
Total Temporary Cash Investments (Cost $18,378)				18,378
Total Investments (99.9%) (Cost $562,986)				655,771
Other Assets and Liabilities-Net (0.1%)				612
Net Assets (100%)				656,383

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.3% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard Equity Income Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Equity Income Portfolio

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	612,619	24,774	—
Temporary Cash Investments	12,778	5,600	—
Futures Contracts—Liabilities[1]	(69)	—	—
Total	625,328	30,374	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	38	13,625	(191)
E-mini S&P 500 Index	December 2012	9	645	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2012, the cost of investment securities for tax purposes was $562,986,000. Net unrealized appreciation of investment securities for tax purposes was $92,785,000, consisting of unrealized gains of $103,363,000 on securities that had risen in value since their purchase and $10,578,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (16.5%)
* priceline.com Inc.	11,205	6,933
* Amazon.com Inc.	17,810	4,529
NIKE Inc. Class B	39,400	3,739
* Liberty Interactive Corp. Class A	178,475	3,302
* Dollar General Corp.	59,525	3,068
Starbucks Corp.	58,070	2,947
* Discovery Communications Inc. Class A	41,350	2,466
Harley-Davidson Inc.	56,585	2,398
Lowe's Cos. Inc.	70,145	2,121
News Corp. Class A	83,420	2,046
Walt Disney Co.	35,040	1,832
Staples Inc.	157,300	1,812
Comcast Corp. Class A	42,180	1,509
Yum! Brands Inc.	22,430	1,488
* Sirius XM Radio Inc.	522,290	1,358
* AutoZone Inc.	3,620	1,338
Dunkin' Brands Group Inc.	45,370	1,325
Time Warner Inc.	28,430	1,289
* Apollo Group Inc. Class A	37,450	1,088
DR Horton Inc.	50,400	1,040
Abercrombie & Fitch Co.	28,170	956
Family Dollar Stores Inc.	13,490	894
Lennar Corp. Class A	16,790	584
PVH Corp.	4,910	460
Ralph Lauren Corp. Class A	1,860	281
* Michael Kors Holdings Ltd.	2,520	134
		50,937
Consumer Staples (6.4%)
Walgreen Co.	90,125	3,284
Colgate-Palmolive Co.	28,500	3,056
Mead Johnson Nutrition Co.	38,460	2,818
* Green Mountain Coffee Roasters Inc.	109,580	2,602
Wal-Mart Stores Inc.	30,570	2,256
PepsiCo Inc.	28,850	2,042
Whole Foods Market Inc.	17,060	1,662
CVS Caremark Corp.	22,360	1,083
Lorillard Inc.	7,930	923
		19,726
Energy (7.1%)
EOG Resources Inc.	49,750	5,575
Kinder Morgan Inc.	130,894	4,649
Schlumberger Ltd.	58,045	4,198
National Oilwell Varco Inc.	26,270	2,105
Occidental Petroleum Corp.	16,470	1,417
Anadarko Petroleum Corp.	19,640	1,373
Ensco plc Class A	20,380	1,112
* Cobalt International Energy Inc.	28,730	640
* Cameron International Corp.	11,130	624

* Kinder Morgan Inc./Warrants, Exp. Date 5/25/17	54,144	189
		21,882
Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	615

Financials (5.9%)
JPMorgan Chase & Co.	94,550	3,827
* IntercontinentalExchange Inc.	28,600	3,816
Progressive Corp.	167,600	3,476
CME Group Inc.	40,800	2,338
* Affiliated Managers Group Inc.	16,710	2,055
T. Rowe Price Group Inc.	26,900	1,703
American Express Co.	17,680	1,005
		18,220
Health Care (9.6%)
Allergan Inc.	78,370	7,177
* Gilead Sciences Inc.	88,265	5,855
Novo Nordisk A/S ADR	24,900	3,929
Perrigo Co.	19,800	2,300
* Edwards Lifesciences Corp.	17,040	1,830
* Hologic Inc.	72,710	1,472
* Biogen Idec Inc.	9,155	1,366
Covidien plc	19,475	1,157
Merck & Co. Inc.	22,205	1,001
Johnson & Johnson	14,320	987
* IDEXX Laboratories Inc.	9,180	912
UnitedHealth Group Inc.	15,775	874
Agilent Technologies Inc.	14,343	552
		29,412
Industrials (6.2%)
Union Pacific Corp.	26,420	3,136
* Stericycle Inc.	31,040	2,810
Precision Castparts Corp.	16,590	2,710
Donaldson Co. Inc.	47,570	1,651
Caterpillar Inc.	18,300	1,574
AMETEK Inc.	35,025	1,242
Norfolk Southern Corp.	18,180	1,157
WW Grainger Inc.	5,210	1,086
* IHS Inc. Class A	10,110	984
Eaton Corp.	20,200	955
JB Hunt Transport Services Inc.	16,990	884
Joy Global Inc.	11,620	651
Cummins Inc.	3,015	278
		19,118
Information Technology (39.2%)
Apple Inc.	46,690	31,154
* Google Inc. Class A	16,585	12,513
QUALCOMM Inc.	176,690	11,041
Mastercard Inc. Class A	21,280	9,607
Visa Inc. Class A	52,250	7,016
* VeriSign Inc.	114,330	5,567
* eBay Inc.	111,900	5,417
* BMC Software Inc.	118,130	4,901
Intuit Inc.	70,700	4,163
* Adobe Systems Inc.	112,600	3,655
* Teradata Corp.	42,800	3,228

	Oracle Corp.			102,180	3,218
*	Citrix Systems Inc.			38,654	2,960
*	Cognizant Technology Solutions Corp. Class A			39,590	2,768
	Altera Corp.			51,400	1,747
	Accenture plc Class A			20,830	1,459
*	Alliance Data Systems Corp.			9,910	1,407
*	EMC Corp.			44,120	1,203
*	Juniper Networks Inc.			63,510	1,087
*	Polycom Inc.			104,750	1,034
*	Splunk Inc.			26,700	980
	Broadcom Corp. Class A			26,615	920
*	NetApp Inc.			26,450	870
*	Trimble Navigation Ltd.			17,480	833
*	Acme Packet Inc.			46,640	797
*	Salesforce.com Inc.			3,370	515
*	TIBCO Software Inc.			13,970	422
*	VMware Inc. Class A			2,270	220
					120,702
Materials (2.6%)
	Monsanto Co.			36,380	3,312
	Syngenta AG ADR			43,500	3,256
	Praxair Inc.			14,990	1,557
					8,125
Telecommunication Services (2.7%)
*	Crown Castle International Corp.			91,800	5,885
*	SBA Communications Corp. Class A			39,750	2,500
					8,385
Total Common Stocks (Cost $242,380)					297,122

		Coupon
Temporary Cash Investments (4.4%)[1]
Money Market Fund (3.7%)
3	Vanguard Market Liquidity Fund	0.163%		11,395,029	11,395

				Face	Market
			Maturity	Amount	Value
			Date	($000)	($000)
Repurchase Agreement (0.5%)
	Bank of America Securities, LLC
	(Dated 09/28/12, Repurchase Value
	$1,600,000, collateralized by Federal
	National Mortgage Assn. 4.500%, 1/1/31)	0.170%	10/1/12	1,600	1,600

U.S. Government and Agency Obligations (0.2%)
[4,5] Freddie Mac Discount Notes		0.135-0.170%	12/17/12	650	650
Total Temporary Cash Investments (Cost $13,645)					13,645
Total Investments (100.8%) (Cost $256,025)					310,767
Other Assets and Liabilities-Net (-0.8%)					(2,474)
Net Assets (100%)					308,293

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 2.2%, respectively, of net assets.

2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $650,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

Vanguard Growth Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	297,122	—	—
Temporary Cash Investments	11,395	2,250	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(64)	—	—
Total	308,472	2,250	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	14	5,020	(67)
E-mini S&P MidCap Index	December 2012	15	1,480	(40)
E-mini S&P 500 Index	December 2012	5	358	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2012, the cost of investment securities for tax purposes was $256,025,000. Net unrealized appreciation of investment securities for tax purposes was $54,742,000, consisting of unrealized gains of $65,579,000 on securities that had risen in value since their purchase and $10,837,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)[1]
Argentina (0.0%)
MercadoLibre Inc.	9,000	743

Australia (4.1%)
Brambles Ltd.	1,753,100	12,703
Woodside Petroleum Ltd.	316,600	10,830
^ Fortescue Metals Group Ltd.	2,958,618	10,607
Woolworths Ltd.	332,254	9,893
Newcrest Mining Ltd.	283,814	8,532
James Hardie Industries SE	762,900	6,852
Australia & New Zealand Banking Group Ltd.	142,147	3,633
* Atlas Iron Ltd.	2,490,199	3,603
Sims Metal Management Ltd.	112,396	1,112
Cochlear Ltd.	8,184	568
		68,333
Austria (0.1%)
Wienerberger AG	111,116	862

Belgium (0.1%)
Anheuser-Busch InBev NV	18,941	1,620

Brazil (5.0%)
BM&FBovespa SA	2,492,100	15,010
Itau Unibanco Holding SA ADR	723,825	11,060
Vale SA Class B ADR	619,600	10,756
Petroleo Brasileiro SA ADR Type A	363,100	8,014
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	145,066	6,544
Petroleo Brasileiro SA ADR	232,920	5,343
Petroleo Brasileiro SA Prior Pfd.	385,000	4,245
BRF - Brasil Foods SA	239,724	4,109
Itau Unibanco Holding SA Prior Pfd.	253,737	3,842
Vale SA Prior Pfd.	200,000	3,476
* OGX Petroleo e Gas Participacoes SA	1,113,300	3,399
Raia Drogasil SA	238,063	2,707
Banco do Brasil SA	216,086	2,643
* Fibria Celulose SA	94,103	855
		82,003
Canada (1.5%)
^ Toronto-Dominion Bank	149,395	12,459
Suncor Energy Inc.	304,000	10,000
Sherritt International Corp.	258,131	1,308
* Harry Winston Diamond Corp.	60,600	721
		24,488
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	89,800	5,535

China (8.7%)
Tencent Holdings Ltd.	1,564,000	52,950
* Baidu Inc. ADR	389,800	45,536
CNOOC Ltd.	4,770,500	9,686

Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	6,261
China Resources Enterprise Ltd.	1,558,000	5,184
Belle International Holdings Ltd.	2,629,000	4,751
Beijing Enterprises Holdings Ltd.	669,500	4,455
Industrial & Commercial Bank of China Ltd.	7,587,000	4,452
* Youku Tudou Inc. ADR	216,765	3,986
Mindray Medical International Ltd. ADR	90,000	3,025
^ Yingde Gases	3,100,000	2,737
Ports Design Ltd.	538,000	414
^,* Chaoda Modern Agriculture Holdings Ltd.	1,971,135	79
		143,516
Denmark (1.9%)
Novo Nordisk A/S Class B	102,814	16,180
Novozymes A/S	353,250	9,743
AP Moeller - Maersk A/S Class B	465	3,325
^,* Vestas Wind Systems A/S	171,834	1,219
		30,467
France (7.0%)
L'Oreal SA	257,179	31,798
PPR	152,755	23,445
Cie Generale d'Optique Essilor International SA	127,474	11,929
Sanofi	73,769	6,313
LVMH Moet Hennessy Louis Vuitton SA	41,278	6,197
Schneider Electric SA	100,592	5,947
Cie Generale des Etablissements Michelin	59,321	4,645
Publicis Groupe SA	80,000	4,475
Total SA	84,000	4,179
Safran SA	109,589	3,942
European Aeronautic Defence and Space Co. NV	124,000	3,930
Vallourec SA	80,000	3,380
CFAO SA	64,000	3,065
* Societe Generale SA	76,436	2,166
		115,411
Germany (5.8%)
Adidas AG	174,291	14,303
Porsche Automobil Holding SE Prior Pfd.	227,150	13,612
Daimler AG	268,054	13,010
GEA Group AG	262,245	7,951
Infineon Technologies AG	1,074,304	6,828
HeidelbergCement AG	111,681	5,866
SAP AG	69,000	4,910
MTU Aero Engines Holding AG	57,500	4,598
Software AG	120,000	4,334
Symrise AG	126,000	4,272
Axel Springer AG	89,784	3,894
^ Aixtron SE NA	274,000	3,624
Wincor Nixdorf AG	79,000	3,096
^ SMA Solar Technology AG	79,219	2,775
Volkswagen AG	10,065	1,687
		94,760
Hong Kong (3.4%)
AIA Group Ltd.	6,208,600	23,006
Jardine Matheson Holdings Ltd.	240,989	13,680
Hong Kong Exchanges and Clearing Ltd.	544,900	8,186
Swire Pacific Ltd. Class A	493,000	6,019
Techtronic Industries Co.	2,290,652	4,168

^ Esprit Holdings Ltd.	462,887	710
		55,769
India (1.0%)
* Idea Cellular Ltd.	2,835,828	4,578
Housing Development Finance Corp.	270,500	3,962
Tata Motors Ltd.	666,376	3,395
HDFC Bank Ltd.	279,290	3,327
Reliance Capital Ltd.	186,700	1,521
		16,783
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	3,231,500	2,758

Ireland (0.4%)
Kerry Group plc Class A	121,658	6,223

Israel (1.3%)
* Check Point Software Technologies Ltd.	331,504	15,965
Teva Pharmaceutical Industries Ltd. ADR	144,438	5,981
		21,946
Italy (1.3%)
* Fiat SPA	2,710,171	14,496
* UniCredit SPA	1,791,176	7,454
		21,950
Japan (7.2%)
Rakuten Inc.	2,164,800	22,012
SMC Corp.	81,600	13,132
Astellas Pharma Inc.	241,200	12,224
Honda Motor Co. Ltd.	251,800	7,782
FANUC Corp.	44,600	7,179
Seven & I Holdings Co. Ltd.	233,100	7,143
Nippon Telegraph & Telephone Corp.	147,700	7,027
^ Gree Inc.	295,400	5,393
Toyota Motor Corp.	124,000	4,862
Sysmex Corp.	95,000	4,568
Kyocera Corp.	51,200	4,436
Hoya Corp.	194,300	4,262
Sekisui Chemical Co. Ltd.	528,000	4,253
Sumitomo Mitsui Financial Group Inc.	118,200	3,683
Canon Inc.	109,000	3,499
MISUMI Group Inc.	130,000	3,223
Rohm Co. Ltd.	74,700	2,516
Mitsubishi Corp.	101,000	1,829
		119,023
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,263

Mexico (0.5%)
Grupo Financiero Banorte SAB de CV	846,371	4,784
* Grupo Financiero Santander Mexico SAB de CV ADR	278,378	3,814
		8,598
Netherlands (0.5%)
* ING Groep NV	845,759	6,698
TNT Express NV	158,478	1,654
		8,352
Norway (1.1%)
Statoil ASA	421,991	10,890

DNB ASA	624,361	7,649
		18,539
Peru (0.7%)
Credicorp Ltd.	86,827	10,878

Portugal (0.3%)
Jeronimo Martins SGPS SA	343,323	5,732

Russia (0.5%)
Mail.ru Group Ltd. GDR	139,000	4,655
Sberbank of Russia ADR	303,561	3,577
		8,232
Singapore (0.5%)
Singapore Exchange Ltd.	849,000	4,825
DBS Group Holdings Ltd.	279,766	3,268
		8,093
South Africa (0.6%)
Impala Platinum Holdings Ltd.	225,800	3,772
MTN Group Ltd.	157,000	3,031
Sasol Ltd.	55,000	2,452
		9,255
South Korea (3.8%)
Samsung Electronics Co. Ltd.	27,401	33,021
NHN Corp.	34,235	8,922
Shinhan Financial Group Co. Ltd.	198,032	6,731
^ Celltrion Inc.	229,050	5,740
Hyundai Mobis	19,625	5,456
Hankook Tire Co. Ltd.	83,000	3,107
		62,977
Spain (3.2%)
Inditex SA	269,869	33,533
* Banco Santander SA	2,602,900	19,429
		52,962
Sweden (5.2%)
Atlas Copco AB Class A	1,495,939	34,955
Svenska Handelsbanken AB Class A	468,777	17,593
Sandvik AB	1,175,171	15,983
Alfa Laval AB	537,369	9,764
Telefonaktiebolaget LM Ericsson Class B	485,000	4,424
Oriflame Cosmetics SA	75,000	2,571
		85,290
Switzerland (7.8%)
Syngenta AG	68,152	25,495
Roche Holding AG	116,405	21,773
Cie Financiere Richemont SA	313,677	18,834
Nestle SA	248,455	15,677
Geberit AG	55,740	12,140
Zurich Insurance Group AG	38,709	9,650
ABB Ltd.	417,882	7,841
Novartis AG	89,500	5,478
Swatch Group AG (Bearer)	10,465	4,179
Credit Suisse Group AG	179,109	3,787
Holcim Ltd.	59,000	3,758
		128,612
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,076,204	9,463

Compal Electronics Inc.			2,350,909	2,107
				11,570
Thailand (0.4%)
Kasikornbank PCL			1,165,600	6,894

Turkey (1.2%)
Turkiye Garanti Bankasi AS			3,656,363	15,275
BIM Birlesik Magazalar AS			107,790	4,497
				19,772
United Kingdom (17.6%)
BHP Billiton plc			1,301,007	40,628
BG Group plc			1,218,592	24,658
Prudential plc			1,888,803	24,527
Rolls-Royce Holdings plc			1,767,953	24,118
Standard Chartered plc			1,054,197	23,887
ARM Holdings plc			1,807,000	16,866
Diageo plc			580,879	16,357
Meggitt plc			1,857,900	11,857
HSBC Holdings plc			1,257,404	11,681
British American Tobacco plc			183,830	9,446
SABMiller plc			191,000	8,404
Vodafone Group plc			2,896,069	8,230
Capita plc			610,087	7,641
AMEC plc			391,006	7,256
Shire plc			195,991	5,781
Unilever plc			155,000	5,659
Centrica plc			901,448	4,770
Inchcape plc			812,422	4,730
GlaxoSmithKline plc			202,500	4,674
Carnival plc			122,000	4,494
United Utilities Group plc			386,456	4,468
G4S plc			1,000,000	4,295
Ultra Electronics Holdings plc			151,000	3,763
WPP plc			253,038	3,447
Burberry Group plc			210,078	3,402
AZ Electronic Materials SA			493,039	2,698
Signet Jewelers Ltd.			51,479	2,499
				290,236
United States (1.7%)
* Amazon.com Inc.			109,200	27,772

Total Common Stocks (Cost $1,438,869)				1,577,217
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.5%)[1]
Money Market Fund (6.3%)
[2,3] Vanguard Market Liquidity Fund	0.163%		104,094,108	104,094

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.135%	12/12/12	800	800
[5,6] Federal Home Loan Bank Discount Notes	0.125%	11/2/12	700	700
[5,6] Federal Home Loan Bank Discount Notes	0.140%	11/7/12	100	100

[4,5] Freddie Mac Discount Notes	0.170%	12/17/12	1,700	1,699
7 United States Treasury Note/Bond	1.375%	11/15/12	500	501
				3,800
Total Temporary Cash Investments (Cost $107,894)				107,894
Total Investments (102.2%) (Cost $1,546,763)				1,685,111
Other Assets and Liabilities-Net (-2.2%)[3]				(36,744)
Net Assets (100%)				1,648,367

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,362,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $33,388,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,299,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $430,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Vanguard International Portfolio

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	160,017	—	—
Common Stocks—Other	74,494	1,342,706	—
Temporary Cash Investments	104,094	3,800	—
Futures Contracts—Liabilities[1]	(713)	—	—
Forward Currency Contracts—Liabilities	—	(394)	—
Total	337,892	1,346,112	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the portfolio under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the portfolio's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are

Vanguard International Portfolio

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2012	585	18,476	(661)
FTSE 100 Index	December 2012	197	18,174	(396)
Topix Index	December 2012	143	13,510	199
S&P ASX 200 Index	December 2012	67	7,636	(36)
Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
UBS AG	12/21/12	EUR	14,875	USD	19,154	(286)
UBS AG	12/21/12	GBP	11,554	USD	18,654	(84)
UBS AG	12/18/12	JPY	1,035,535	USD	13,321	—
UBS AG	12/21/12	AUD	7,377	USD	7,617	(24)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At September 30, 2012, the cost of investment securities for tax purposes was $1,547,130,000. Net unrealized appreciation of investment securities for tax purposes was $137,981,000, consisting of unrealized gains of $289,900,000 on securities that had risen in value since their purchase and $151,919,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (94.2%)[1]
Consumer Discretionary (17.8%)
	Aaron's Inc.	297,355	8,269
*	Steven Madden Ltd.	182,550	7,981
	Cinemark Holdings Inc.	332,600	7,460
	Tiffany & Co.	96,700	5,984
	Brunswick Corp.	259,500	5,873
	Monro Muffler Brake Inc.	161,037	5,667
*	Steiner Leisure Ltd.	117,000	5,446
*	Buffalo Wild Wings Inc.	60,300	5,170
*	Coinstar Inc.	111,980	5,037
*	Carter's Inc.	85,600	4,609
*	American Public Education Inc.	122,150	4,450
*	Crocs Inc.	254,500	4,125
	Ulta Salon Cosmetics & Fragrance Inc.	38,200	3,679
	DSW Inc. Class A	55,000	3,670
	Oxford Industries Inc.	60,000	3,387
*,^ Pandora Media Inc.		290,500	3,181
*	Francesca's Holdings Corp.	95,300	2,929
	Chico's FAS Inc.	154,400	2,796
*	BJ's Restaurants Inc.	58,000	2,630
	Polaris Industries Inc.	32,242	2,607
*	Modine Manufacturing Co.	341,900	2,523
*	Jos A Bank Clothiers Inc.	52,000	2,521
*	Hanesbrands Inc.	78,300	2,496
*	MarineMax Inc.	288,300	2,390
*	Black Diamond Inc.	268,500	2,355
*,^ Zagg Inc.		265,400	2,264
*	Vera Bradley Inc.	91,700	2,187
*	Lululemon Athletica Inc.	29,000	2,144
	Brinker International Inc.	58,001	2,047
	American Eagle Outfitters Inc.	92,600	1,952
*	ANN Inc.	51,469	1,942
*	Jack in the Box Inc.	65,200	1,833
*	Smith & Wesson Holding Corp.	155,700	1,714
	Cracker Barrel Old Country Store Inc.	25,200	1,691
	Buckle Inc.	36,800	1,672
*	Papa John's International Inc.	30,500	1,629
*	Hibbett Sports Inc.	27,000	1,605
	bebe stores inc	333,550	1,601
	Foot Locker Inc.	44,100	1,566
	PVH Corp.	16,250	1,523
*	Fifth & Pacific Cos. Inc.	115,600	1,477
*	Shuffle Master Inc.	93,300	1,475
	Domino's Pizza Inc.	38,310	1,444
	Regal Entertainment Group Class A	101,900	1,434
	Churchill Downs Inc.	22,400	1,405
	PetSmart Inc.	19,755	1,363
	Dana Holding Corp.	109,084	1,342
	Sturm Ruger & Co. Inc.	26,951	1,334
	Jarden Corp.	24,800	1,310

*	Conn's Inc.	59,253	1,307
	Sinclair Broadcast Group Inc. Class A	113,400	1,271
	Thor Industries Inc.	33,300	1,210
	Ameristar Casinos Inc.	62,900	1,120
	Pier 1 Imports Inc.	59,531	1,116
*	Caribou Coffee Co. Inc.	76,700	1,053
*	Express Inc.	67,672	1,003
	Ryland Group Inc.	32,500	975
*	Meritage Homes Corp.	24,700	939
	Ross Stores Inc.	14,514	938
*	WMS Industries Inc.	51,400	842
*	O'Reilly Automotive Inc.	9,200	769
*	Tenneco Inc.	27,300	764
	Harman International Industries Inc.	15,400	711
*	Imax Corp.	33,100	659
*	Fossil Inc.	7,050	597
*	Ascena Retail Group Inc.	26,800	575
*	K12 Inc.	26,100	527
*	Genesco Inc.	7,200	481
*	Panera Bread Co. Class A	2,600	444
*	Multimedia Games Holding Co. Inc.	19,400	305
	Tupperware Brands Corp.	5,207	279
*	Goodyear Tire & Rubber Co.	22,000	268
	Dick's Sporting Goods Inc.	4,600	239
*	LeapFrog Enterprises Inc.	25,300	228
*	Carmike Cinemas Inc.	5,700	64
			165,873
Consumer Staples (3.5%)
	PriceSmart Inc.	97,181	7,359
	Casey's General Stores Inc.	90,700	5,183
	Calavo Growers Inc.	169,900	4,248
*	Monster Beverage Corp.	67,800	3,672
*	Boston Beer Co. Inc. Class A	25,000	2,799
	Herbalife Ltd.	53,510	2,536
*	Dean Foods Co.	91,400	1,494
	Nu Skin Enterprises Inc. Class A	31,909	1,239
*	Pilgrim's Pride Corp.	223,952	1,144
	Ingredion Inc.	20,300	1,120
*	Rite Aid Corp.	596,200	698
*	Susser Holdings Corp.	19,000	687
			32,179
Energy (3.5%)
	Energy XXI Bermuda Ltd.	117,600	4,110
	Oceaneering International Inc.	68,820	3,802
*	Key Energy Services Inc.	508,200	3,557
*,^ Clean Energy Fuels Corp.		226,680	2,985
*	Atwood Oceanics Inc.	54,180	2,463
	Western Refining Inc.	61,400	1,608
*	Rentech Inc.	631,100	1,553
*	Rosetta Resources Inc.	32,000	1,533
	HollyFrontier Corp.	36,154	1,492
*	Superior Energy Services Inc.	70,780	1,452
*	Vaalco Energy Inc.	166,600	1,424
*	Stone Energy Corp.	56,000	1,407
	Targa Resources Corp.	26,200	1,319
*	Oil States International Inc.	10,200	811

* Tesco Corp.	51,583	551
* Callon Petroleum Co.	75,600	465
* Rex Energy Corp.	29,300	391
* ION Geophysical Corp.	45,000	312
* Mitcham Industries Inc.	16,700	266
* Kodiak Oil & Gas Corp.	28,400	266
* Triangle Petroleum Corp.	31,800	228
* Forum Energy Technologies Inc.	7,700	187
* Basic Energy Services Inc.	15,800	177
* Cheniere Energy Inc.	10,700	166
* Pioneer Energy Services Corp.	20,142	157
		32,682
Exchange-Traded Fund (1.0%)
2 Vanguard Small-Cap Growth ETF	104,300	9,203

Financials (5.6%)
STAG Industrial Inc.	465,000	7,561
Cash America International Inc.	169,555	6,540
* Safeguard Scientifics Inc.	363,591	5,705
* FirstService Corp.	131,250	3,668
* Harris & Harris Group Inc.	668,250	2,533
* Nationstar Mortgage Holdings Inc.	51,100	1,695
Allied World Assurance Co. Holdings AG	20,400	1,576
* World Acceptance Corp.	21,239	1,433
MHI Hospitality Corp.	357,600	1,398
Nelnet Inc. Class A	55,558	1,319
* Credit Acceptance Corp.	14,839	1,269
NASDAQ OMX Group Inc.	53,400	1,244
Apartment Investment & Management Co. Class A	43,700	1,136
Essex Property Trust Inc.	7,600	1,127
Regency Centers Corp.	23,100	1,126
Omega Healthcare Investors Inc.	46,600	1,059
Extra Space Storage Inc.	31,100	1,034
Federated Investors Inc. Class B	48,600	1,005
QC Holdings Inc.	179,510	643
CBL & Associates Properties Inc.	30,100	642
Sun Communities Inc.	14,500	640
Macerich Co.	10,600	607
Inland Real Estate Corp.	71,100	587
* Strategic Hotels & Resorts Inc.	96,400	579
* St. Joe Co.	29,500	575
Digital Realty Trust Inc.	8,235	575
Montpelier Re Holdings Ltd.	25,000	553
* Netspend Holdings Inc.	56,100	551
Federal Realty Investment Trust	4,900	516
Homeowners Choice Inc.	20,400	479
* Alexander & Baldwin Inc.	15,600	461
Post Properties Inc.	9,400	451
Highwoods Properties Inc.	12,800	417
Rayonier Inc.	8,423	413
Home Properties Inc.	6,400	392
Camden Property Trust	5,600	361
GAMCO Investors Inc.	7,067	352
* First Cash Financial Services Inc.	5,689	262
* Taylor Capital Group Inc.	8,600	147
		52,631

Health Care (19.7%)
*	Cubist Pharmaceuticals Inc.	210,056	10,016
	West Pharmaceutical Services Inc.	178,600	9,478
*	Alkermes plc	418,050	8,675
*	Regeneron Pharmaceuticals Inc.	49,000	7,480
*	Onyx Pharmaceuticals Inc.	87,250	7,373
*	PAREXEL International Corp.	227,000	6,983
*	Nektar Therapeutics	604,600	6,457
*	BioMarin Pharmaceutical Inc.	154,800	6,234
*	Dusa Pharmaceuticals Inc.	847,600	5,755
*	Luminex Corp.	275,550	5,357
*	Optimer Pharmaceuticals Inc.	371,200	5,241
*	Align Technology Inc.	135,350	5,004
*	Seattle Genetics Inc.	170,750	4,602
*	Syneron Medical Ltd.	468,810	4,571
*	Bio-Rad Laboratories Inc. Class A	41,044	4,380
*	Immunogen Inc.	284,350	4,152
*	Nanosphere Inc.	1,239,500	4,115
*	Vascular Solutions Inc.	259,836	3,848
*	Sucampo Pharmaceuticals Inc. Class A	754,500	3,795
*	Cynosure Inc. Class A	133,500	3,522
*	ICON plc ADR	115,400	2,812
*	Isis Pharmaceuticals Inc.	195,250	2,747
*	Durect Corp.	1,894,850	2,729
*	Bruker Corp.	203,400	2,663
*	Harvard Bioscience Inc.	595,200	2,518
*	Mettler-Toledo International Inc.	14,691	2,508
*	Aegerion Pharmaceuticals Inc.	161,000	2,386
	LeMaitre Vascular Inc.	352,986	2,266
*	Solta Medical Inc.	702,638	2,206
*	Pharmacyclics Inc.	34,200	2,206
*	Acadia Healthcare Co. Inc.	85,450	2,038
*	Charles River Laboratories International Inc.	47,300	1,873
*	Cutera Inc.	249,290	1,862
*	Thoratec Corp.	53,100	1,837
	ResMed Inc.	44,900	1,817
	Chemed Corp.	26,100	1,809
*	Cyberonics Inc.	34,300	1,798
*	Palomar Medical Technologies Inc.	182,300	1,721
*	Array BioPharma Inc.	280,267	1,642
*	MWI Veterinary Supply Inc.	15,000	1,600
*	Salix Pharmaceuticals Ltd.	35,976	1,523
*	WellCare Health Plans Inc.	26,000	1,470
*	Santarus Inc.	156,400	1,389
	PDL BioPharma Inc.	174,945	1,345
*	Molina Healthcare Inc.	53,100	1,335
*	Orthofix International NV	29,800	1,334
*	Auxilium Pharmaceuticals Inc.	53,800	1,316
*	ICU Medical Inc.	21,650	1,309
*	Infinity Pharmaceuticals Inc.	53,600	1,262
*	Select Medical Holdings Corp.	111,600	1,253
*	Affymax Inc.	51,874	1,093
*	Medicines Co.	40,660	1,049
*	MedAssets Inc.	48,400	862
*	AMN Healthcare Services Inc.	82,218	827
*,^ NuPathe Inc.		230,400	820
*	Catamaran Corp.	7,789	763

*,^ Questcor Pharmaceuticals Inc.		37,985	703
*	Pozen Inc.	91,000	603
*	Skilled Healthcare Group Inc.	87,500	563
*	HealthSouth Corp.	23,000	553
*	Genomic Health Inc.	12,552	435
*	Agenus Inc.	79,200	365
*	XOMA Corp.	77,400	286
*	United Therapeutics Corp.	4,700	263
*	Abaxis Inc.	7,000	251
*	PDI Inc.	27,000	215
*	BioCryst Pharmaceuticals Inc.	22,094	94
	Young Innovations Inc.	1,600	63
			183,420
Industrials (12.9%)
	Kaman Corp.	202,450	7,260
	Kennametal Inc.	167,100	6,196
	Ceco Environmental Corp.	608,687	5,947
	Tennant Co.	134,150	5,744
*	RBC Bearings Inc.	118,000	5,676
	Douglas Dynamics Inc.	302,300	4,471
*	Mobile Mini Inc.	252,300	4,216
	Healthcare Services Group Inc.	170,985	3,910
*	II-VI Inc.	196,600	3,739
*	Titan Machinery Inc.	173,500	3,519
*	TrueBlue Inc.	215,900	3,394
*	Genesee & Wyoming Inc. Class A	49,830	3,332
*	Flow International Corp.	808,032	2,990
*	Advisory Board Co.	61,900	2,961
*	DigitalGlobe Inc.	135,700	2,767
	Comfort Systems USA Inc.	244,880	2,677
*	Exponent Inc.	46,248	2,640
	Equifax Inc.	52,800	2,459
	Wabtec Corp.	27,500	2,208
*	Copart Inc.	77,400	2,146
	Dun & Bradstreet Corp.	25,200	2,006
	Toro Co.	49,736	1,979
	Chicago Bridge & Iron Co. NV	47,267	1,800
	Lincoln Electric Holdings Inc.	45,100	1,761
	Celadon Group Inc.	105,000	1,687
	Deluxe Corp.	53,416	1,632
	Triumph Group Inc.	25,700	1,607
*	Alaska Air Group Inc.	43,814	1,536
	Robert Half International Inc.	55,600	1,481
	Actuant Corp. Class A	50,370	1,442
	Watsco Inc.	18,500	1,402
	Armstrong World Industries Inc.	30,100	1,396
	JB Hunt Transport Services Inc.	25,500	1,327
	Aircastle Ltd.	114,300	1,295
	Hubbell Inc. Class B	15,900	1,284
*	Swift Transportation Co.	143,600	1,238
	Belden Inc.	32,700	1,206
	Mueller Industries Inc.	25,600	1,164
	Generac Holdings Inc.	50,050	1,146
*	United Rentals Inc.	34,600	1,132
*	InnerWorkings Inc.	80,900	1,053
*	51job Inc. ADR	22,800	1,022
*	US Airways Group Inc.	84,500	884

	Cubic Corp.	16,636	833
*	EnerSys Inc.	22,200	783
*	WESCO International Inc.	13,603	778
*	Nortek Inc.	11,900	651
	Sauer-Danfoss Inc.	15,501	623
	Mueller Water Products Inc. Class A	126,200	618
*	B/E Aerospace Inc.	13,400	564
*	Furmanite Corp.	96,900	550
*	Power Solutions International Inc.	34,800	529
	Steelcase Inc. Class A	44,871	442
	Argan Inc.	23,445	409
*	Dollar Thrifty Automotive Group Inc.	3,250	283
	Lennox International Inc.	5,500	266
*	WABCO Holdings Inc.	4,500	260
	Acuity Brands Inc.	4,100	260
	Applied Industrial Technologies Inc.	6,003	249
	Donaldson Co. Inc.	7,000	243
	Forward Air Corp.	7,900	240
*	MasTec Inc.	10,200	201
	Con-way Inc.	7,300	200
	Werner Enterprises Inc.	7,648	163
*	TransDigm Group Inc.	1,100	156
	Mine Safety Appliances Co.	3,600	134
			120,167
Information Technology (25.7%)
*	Cadence Design Systems Inc.	830,300	10,682
*	OSI Systems Inc.	133,660	10,404
*	Riverbed Technology Inc.	373,200	8,684
*	Parametric Technology Corp.	348,150	7,590
	FEI Co.	122,430	6,550
*	Perficient Inc.	539,900	6,517
*	Ultimate Software Group Inc.	63,800	6,514
*,^ Mellanox Technologies Ltd.		60,700	6,163
*	Teradyne Inc.	403,817	5,742
*	Allot Communications Ltd.	214,500	5,689
*	Euronet Worldwide Inc.	301,010	5,656
*	BroadSoft Inc.	134,250	5,507
*	Red Hat Inc.	89,000	5,068
*	Super Micro Computer Inc.	410,219	4,935
*	Microsemi Corp.	243,925	4,896
*	RADWARE Ltd.	133,200	4,798
*	SPS Commerce Inc.	124,000	4,770
*	TiVo Inc.	437,960	4,568
*	Sourcefire Inc.	90,900	4,457
*	Entropic Communications Inc.	616,200	3,586
*	Acme Packet Inc.	204,000	3,488
*	CACI International Inc. Class A	66,300	3,434
*	ShoreTel Inc.	819,300	3,351
*	VeriFone Systems Inc.	112,870	3,143
*	Alliance Data Systems Corp.	21,300	3,024
	Electro Rent Corp.	170,600	3,018
*	Cardtronics Inc.	93,856	2,795
*	Global Cash Access Holdings Inc.	337,500	2,717
*	QLIK Technologies Inc.	117,000	2,622
*	IPG Photonics Corp.	44,400	2,544
*	Finisar Corp.	172,300	2,464
*	Liquidity Services Inc.	48,200	2,420

*	Pericom Semiconductor Corp.	267,556	2,324
*	Gartner Inc.	50,268	2,317
*	Monolithic Power Systems Inc.	115,000	2,271
	Clicksoftware Technologies Ltd.	294,200	2,265
*	CommVault Systems Inc.	36,200	2,125
*	LSI Corp.	306,900	2,121
*	Silicon Laboratories Inc.	57,500	2,114
*,^ Ubiquiti Networks Inc.		175,800	2,092
	Lender Processing Services Inc.	72,700	2,028
	MAXIMUS Inc.	33,920	2,026
*	Ceva Inc.	139,500	2,006
	Total System Services Inc.	83,000	1,967
*	Virtusa Corp.	110,000	1,955
*	NCR Corp.	83,644	1,950
*	Manhattan Associates Inc.	31,604	1,810
	Heartland Payment Systems Inc.	55,800	1,768
	Genpact Ltd.	104,400	1,741
	Fair Isaac Corp.	38,200	1,691
	IAC/InterActiveCorp	30,954	1,611
*	Rudolph Technologies Inc.	150,000	1,575
*	Ariba Inc.	35,000	1,568
	MKS Instruments Inc.	59,735	1,523
*	TIBCO Software Inc.	49,887	1,508
*	Vantiv Inc. Class A	67,700	1,459
*	NAPCO Security Technologies Inc.	425,064	1,441
	Anixter International Inc.	24,895	1,430
	Monotype Imaging Holdings Inc.	84,800	1,322
*	Plexus Corp.	42,683	1,293
*	AOL Inc.	36,500	1,286
	Jabil Circuit Inc.	68,100	1,275
*	Progress Software Corp.	58,950	1,261
*	Entegris Inc.	149,400	1,215
*	MICROS Systems Inc.	23,815	1,170
*	Aspen Technology Inc.	44,800	1,158
*	Insight Enterprises Inc.	66,156	1,156
*	EPAM Systems Inc.	60,900	1,153
*	LivePerson Inc.	62,680	1,135
*	Constant Contact Inc.	65,100	1,133
*	Nanometrics Inc.	80,000	1,105
	Booz Allen Hamilton Holding Corp.	79,481	1,101
*	ATMI Inc.	57,700	1,071
*	SciQuest Inc.	56,900	1,036
*	Unisys Corp.	46,400	966
*	Freescale Semiconductor Ltd.	101,300	963
	Plantronics Inc.	26,157	924
*	Ciena Corp.	63,800	868
*	SolarWinds Inc.	14,200	791
*	Mentor Graphics Corp.	50,040	775
*	JDS Uniphase Corp.	58,295	722
*	DealerTrack Holdings Inc.	24,800	691
*	Guidance Software Inc.	59,100	665
	Tessco Technologies Inc.	31,200	660
*,^ Synacor Inc.		79,100	600
*	Computer Task Group Inc.	33,890	548
*	Angie's List Inc.	49,100	519
*	Tyler Technologies Inc.	11,200	493
*	Advanced Micro Devices Inc.	138,575	467

*	Skyworks Solutions Inc.	18,600	438
*	SunPower Corp. Class A	82,900	374
*	Demandware Inc.	11,500	365
*	Exar Corp.	44,800	358
	QAD Inc. Class A	21,826	296
*	Equinix Inc.	1,400	288
*	PROS Holdings Inc.	15,000	286
*	Volterra Semiconductor Corp.	12,900	282
	FactSet Research Systems Inc.	2,800	270
*	Websense Inc.	15,749	246
	DST Systems Inc.	3,504	198
*	Ancestry.com Inc.	5,582	168
			239,573
Materials (4.0%)
	Schweitzer-Mauduit International Inc.	182,400	6,017
	Sensient Technologies Corp.	122,750	4,512
*	OM Group Inc.	223,982	4,153
	Valspar Corp.	45,000	2,524
*	WR Grace & Co.	39,500	2,334
	Quaker Chemical Corp.	42,257	1,972
	NewMarket Corp.	7,807	1,924
	Rockwood Holdings Inc.	35,759	1,666
	Westlake Chemical Corp.	21,200	1,549
	Aptargroup Inc.	29,100	1,505
	Eastman Chemical Co.	25,136	1,433
	Huntsman Corp.	95,800	1,430
	Eagle Materials Inc.	28,800	1,332
*	Graphic Packaging Holding Co.	223,900	1,301
	Airgas Inc.	12,950	1,066
	Ball Corp.	24,410	1,033
	Wausau Paper Corp.	80,100	742
*	Coeur d'Alene Mines Corp.	16,200	467
	Albemarle Corp.	5,800	306
	FutureFuel Corp.	6,748	82
			37,348
Telecommunication Services (0.4%)
*,^ magicJack VocalTec Ltd.		61,900	1,518
*	Clearwire Corp. Class A	541,050	731
*	tw telecom inc Class A	27,300	712
*	Iridium Communications Inc.	49,500	362
*	SBA Communications Corp. Class A	2,200	138
	Primus Telecommunications Group Inc.	2,600	40
			3,501
Utilities (0.1%)
	Otter Tail Corp.	13,000	310
	American States Water Co.	4,500	200
			510
Total Common Stocks (Cost $777,904)			877,087

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.3%)[1]
Money Market Fund (7.0%)
[3,4] Vanguard Market Liquidity Fund	0.163%		65,411,457	65,411

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Fannie Mae Discount Notes	0.135%	12/12/12	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.130%	10/19/12	2,800	2,800
				2,900
Total Temporary Cash Investments (Cost $68,311)				68,311
Total Investments (101.5%) (Cost $846,215)				945,398
Other Assets and Liabilities-Net (-1.5%)[4]				(13,986)
Net Assets (100%)				931,412

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,298,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.0% and 4.5%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $13,920,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,250,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Small Company Growth Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	877,087	—	—
Temporary Cash Investments	65,411	2,900	—
Futures Contracts—Liabilities[1]	(193)	—	—
Total	942,305	2,900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2012	312	26,033	(594)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $846,215,000. Net unrealized appreciation of investment securities for tax purposes was $99,183,000, consisting of unrealized gains of $162,747,000 on securities that had risen in value since their purchase and $63,564,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (27.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	439,787	11,008
Vanguard Extended Market Index Fund Investor Shares	52,125	2,352
		13,360
International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	408,853	5,818

Bond Fund (60.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	2,311,572	28,779

Total Investment Companies (Cost $46,933)		47,957
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.163% (Cost $42)	41,851	42

Total Investments (100.1%) (Cost $46,975)		47,999
Other Assets and Liabilities-Net (-0.1%)		(24)
Net Assets (100%)		47,975

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $46,975,000. Net unrealized appreciation of investment securities for tax purposes was $1,024,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (11.0%)
Walt Disney Co.	334,883	17,508
McDonald's Corp.	188,224	17,270
* Amazon.com Inc.	67,483	17,162
Home Depot Inc.	281,505	16,994
Comcast Corp. Class A	472,721	16,909
News Corp. Class A	379,892	9,319
Time Warner Inc.	177,064	8,026
Target Corp.	122,125	7,751
Starbucks Corp.	141,622	7,187
Ford Motor Co.	710,698	7,008
NIKE Inc. Class B	68,580	6,509
Lowe's Cos. Inc.	212,436	6,424
TJX Cos. Inc.	137,246	6,147
* DIRECTV	116,923	6,134
* priceline.com Inc.	9,291	5,749
Yum! Brands Inc.	84,959	5,636
Time Warner Cable Inc.	57,407	5,457
Viacom Inc. Class B	88,147	4,724
CBS Corp. Class B	110,838	4,027
Johnson Controls Inc.	127,453	3,492
Carnival Corp.	83,225	3,033
Coach Inc.	53,275	2,984
Macy's Inc.	75,923	2,856
McGraw-Hill Cos. Inc.	52,245	2,852
* Discovery Communications Inc. Class A	46,832	2,793
* Bed Bath & Beyond Inc.	43,308	2,728
Ross Stores Inc.	41,790	2,700
VF Corp.	16,425	2,618
* AutoZone Inc.	6,983	2,581
Omnicom Group Inc.	50,029	2,580
Mattel Inc.	63,558	2,255
Limited Brands Inc.	44,327	2,184
Starwood Hotels & Resorts Worldwide Inc.	36,647	2,124
* Dollar Tree Inc.	43,028	2,077
Kohl's Corp.	40,171	2,058
Gap Inc.	55,509	1,986
* Chipotle Mexican Grill Inc. Class A	5,909	1,876
* O'Reilly Automotive Inc.	22,234	1,859
Marriott International Inc. Class A	46,904	1,834
Harley-Davidson Inc.	42,536	1,802
Genuine Parts Co.	28,932	1,766
Ralph Lauren Corp. Class A	11,332	1,714
Wynn Resorts Ltd.	14,822	1,711
Nordstrom Inc.	28,446	1,570
* BorgWarner Inc.	21,232	1,467
Staples Inc.	126,651	1,459
Wyndham Worldwide Corp.	26,776	1,405
Tiffany & Co.	22,107	1,368
Darden Restaurants Inc.	23,849	1,330

Whirlpool Corp.	14,525	1,204
* CarMax Inc.	42,287	1,197
Family Dollar Stores Inc.	17,986	1,192
DR Horton Inc.	51,427	1,061
Lennar Corp. Class A	30,445	1,059
Expedia Inc.	17,617	1,019
Newell Rubbermaid Inc.	53,235	1,016
Scripps Networks Interactive Inc. Class A	16,085	985
* PulteGroup Inc.	62,725	972
Comcast Corp.	26,563	924
Interpublic Group of Cos. Inc.	82,567	918
H&R Block Inc.	51,218	888
Best Buy Co. Inc.	50,912	875
* Fossil Inc.	10,266	870
Hasbro Inc.	21,390	816
* Urban Outfitters Inc.	20,709	778
Gannett Co. Inc.	43,132	766
* TripAdvisor Inc.	20,517	676
JC Penney Co. Inc.	27,367	665
Leggett & Platt Inc.	26,044	652
International Game Technology	49,743	651
Cablevision Systems Corp. Class A	39,923	633
Harman International Industries Inc.	13,152	607
* Netflix Inc.	10,393	566
* Goodyear Tire & Rubber Co.	45,484	554
* Apollo Group Inc. Class A	18,799	546
Abercrombie & Fitch Co.	15,339	520
GameStop Corp. Class A	24,323	511
* Big Lots Inc.	11,854	351
* AutoNation Inc.	7,681	335
Washington Post Co. Class B	902	327
		265,137
Consumer Staples (10.9%)
Procter & Gamble Co.	513,906	35,645
Philip Morris International Inc.	314,448	28,282
Coca-Cola Co.	722,104	27,389
Wal-Mart Stores Inc.	313,477	23,135
PepsiCo Inc.	290,437	20,554
Kraft Foods Inc.	331,203	13,695
Altria Group Inc.	379,337	12,666
CVS Caremark Corp.	237,396	11,495
Colgate-Palmolive Co.	83,187	8,919
Costco Wholesale Corp.	80,586	8,069
Kimberly-Clark Corp.	73,619	6,315
Walgreen Co.	159,763	5,822
General Mills Inc.	120,828	4,815
Sysco Corp.	109,336	3,419
HJ Heinz Co.	59,732	3,342
Archer-Daniels-Midland Co.	122,740	3,336
Whole Foods Market Inc.	32,077	3,124
Lorillard Inc.	24,421	2,844
Mead Johnson Nutrition Co.	37,981	2,783
Estee Lauder Cos. Inc. Class A	44,782	2,757
Reynolds American Inc.	61,224	2,654
Kroger Co.	103,047	2,426
Kellogg Co.	46,018	2,377
ConAgra Foods Inc.	76,299	2,105

Hershey Co.	28,297	2,006
Brown-Forman Corp. Class B	28,289	1,846
JM Smucker Co.	20,802	1,796
Dr Pepper Snapple Group Inc.	39,242	1,747
Clorox Co.	24,087	1,736
Beam Inc.	29,565	1,701
Coca-Cola Enterprises Inc.	51,565	1,612
* Monster Beverage Corp.	28,622	1,550
McCormick & Co. Inc.	24,565	1,524
Molson Coors Brewing Co. Class B	28,860	1,300
Avon Products Inc.	80,671	1,287
Campbell Soup Co.	33,630	1,171
* Constellation Brands Inc. Class A	27,905	903
Tyson Foods Inc. Class A	53,832	862
Hormel Foods Corp.	25,560	747
Safeway Inc.	44,792	721
* Dean Foods Co.	34,305	561
		261,038
Energy (11.3%)
Exxon Mobil Corp.	861,357	78,771
Chevron Corp.	366,009	42,662
Schlumberger Ltd.	247,640	17,912
Occidental Petroleum Corp.	151,160	13,009
ConocoPhillips	226,522	12,953
Anadarko Petroleum Corp.	93,123	6,511
National Oilwell Varco Inc.	79,543	6,372
Apache Corp.	72,996	6,312
Halliburton Co.	172,912	5,825
EOG Resources Inc.	50,341	5,641
Phillips 66	116,861	5,419
Devon Energy Corp.	70,023	4,236
Williams Cos. Inc.	116,766	4,083
Marathon Oil Corp.	131,418	3,886
Kinder Morgan Inc.	106,355	3,778
Baker Hughes Inc.	81,999	3,709
Spectra Energy Corp.	121,668	3,572
Marathon Petroleum Corp.	63,066	3,443
Valero Energy Corp.	102,863	3,259
Noble Energy Inc.	33,143	3,073
Hess Corp.	55,786	2,997
* Cameron International Corp.	45,957	2,577
Pioneer Natural Resources Co.	23,014	2,403
Ensco plc Class A	43,243	2,359
* Southwestern Energy Co.	64,896	2,257
Range Resources Corp.	30,281	2,116
* FMC Technologies Inc.	44,510	2,061
Murphy Oil Corp.	34,351	1,844
Chesapeake Energy Corp.	96,643	1,824
Cabot Oil & Gas Corp.	39,226	1,761
Noble Corp.	47,110	1,686
EQT Corp.	27,971	1,650
CONSOL Energy Inc.	42,506	1,277
* Denbury Resources Inc.	73,038	1,180
Peabody Energy Corp.	49,985	1,114
Tesoro Corp.	26,163	1,096
QEP Resources Inc.	33,200	1,051
Helmerich & Payne Inc.	20,028	954

Diamond Offshore Drilling Inc.	12,976	854
* Newfield Exploration Co.	25,238	790
* Rowan Cos. plc Class A	23,258	785
Sunoco Inc.	16,728	783
* Nabors Industries Ltd.	54,031	758
* WPX Energy Inc.	37,021	614
* Alpha Natural Resources Inc.	39,056	257
		271,474
Financials (14.6%)
Wells Fargo & Co.	916,604	31,650
JPMorgan Chase & Co.	708,542	28,682
* Berkshire Hathaway Inc. Class B	310,618	27,396
Citigroup Inc.	547,216	17,905
Bank of America Corp.	2,010,061	17,749
US Bancorp	353,637	12,130
American Express Co.	184,018	10,463
Goldman Sachs Group Inc.	84,170	9,568
Simon Property Group Inc.	56,525	8,581
* American International Group Inc.	217,408	7,129
MetLife Inc.	198,003	6,823
PNC Financial Services Group Inc.	98,710	6,229
Capital One Financial Corp.	108,356	6,177
American Tower Corporation	73,711	5,262
Bank of New York Mellon Corp.	220,403	4,986
Travelers Cos. Inc.	71,872	4,906
ACE Ltd.	63,200	4,778
Prudential Financial Inc.	86,879	4,736
BB&T Corp.	130,330	4,322
Morgan Stanley	257,657	4,313
BlackRock Inc.	23,883	4,258
Aflac Inc.	87,278	4,179
Discover Financial Services	95,857	3,808
Chubb Corp.	49,580	3,782
State Street Corp.	89,714	3,764
Public Storage	26,899	3,744
Allstate Corp.	90,305	3,577
HCP Inc.	80,045	3,560
Marsh & McLennan Cos. Inc.	101,492	3,444
Ventas Inc.	55,111	3,431
CME Group Inc.	56,935	3,262
Equity Residential	56,104	3,228
Franklin Resources Inc.	25,715	3,216
Aon plc	60,200	3,148
Boston Properties Inc.	28,187	3,118
Prologis Inc.	85,942	3,011
T. Rowe Price Group Inc.	47,353	2,997
SunTrust Banks Inc.	100,352	2,837
* Berkshire Hathaway Inc. Class A	21	2,787
Health Care REIT Inc.	47,531	2,745
Fifth Third Bancorp	171,249	2,656
Weyerhaeuser Co.	100,276	2,621
Charles Schwab Corp.	204,209	2,612
Vornado Realty Trust	31,501	2,553
AvalonBay Communities Inc.	18,127	2,465
Loews Corp.	58,241	2,403
Ameriprise Financial Inc.	39,227	2,224
Progressive Corp.	104,379	2,165

Host Hotels & Resorts Inc.	134,718	2,162
M&T Bank Corp.	22,408	2,132
Invesco Ltd.	83,082	2,076
Regions Financial Corp.	263,408	1,899
Northern Trust Corp.	40,761	1,892
* IntercontinentalExchange Inc.	13,589	1,813
Moody's Corp.	36,254	1,601
Hartford Financial Services Group Inc.	80,985	1,574
KeyCorp	175,137	1,531
Kimco Realty Corp.	75,450	1,529
SLM Corp.	90,435	1,422
Principal Financial Group Inc.	51,685	1,392
XL Group plc Class A	57,243	1,376
Plum Creek Timber Co. Inc.	30,169	1,323
Lincoln National Corp.	52,950	1,281
NYSE Euronext	46,601	1,149
Comerica Inc.	36,128	1,122
Huntington Bancshares Inc.	158,845	1,096
* CBRE Group Inc. Class A	56,244	1,035
Cincinnati Financial Corp.	27,229	1,032
Unum Group	52,523	1,009
Torchmark Corp.	18,356	943
Leucadia National Corp.	36,881	839
People's United Financial Inc.	66,426	806
Zions Bancorporation	34,295	708
Apartment Investment & Management Co. Class A	27,233	708
Hudson City Bancorp Inc.	88,504	704
Legg Mason Inc.	23,524	581
Assurant Inc.	15,101	563
NASDAQ OMX Group Inc.	22,817	532
* Genworth Financial Inc. Class A	92,089	482
First Horizon National Corp.	47,092	453
* E*TRADE Financial Corp.	47,851	422
Federated Investors Inc. Class B	17,137	355
		350,922
Health Care (12.0%)
Johnson & Johnson	514,271	35,438
Pfizer Inc.	1,393,724	34,634
Merck & Co. Inc.	568,050	25,619
Abbott Laboratories	292,878	20,080
Amgen Inc.	143,667	12,114
UnitedHealth Group Inc.	192,728	10,679
Bristol-Myers Squibb Co.	312,944	10,562
* Express Scripts Holding Co.	151,131	9,471
* Gilead Sciences Inc.	140,993	9,352
Eli Lilly & Co.	190,344	9,024
Medtronic Inc.	190,427	8,211
* Biogen Idec Inc.	44,056	6,574
* Celgene Corp.	80,954	6,185
Baxter International Inc.	102,007	6,147
Covidien plc	89,500	5,318
Allergan Inc.	57,339	5,251
* Alexion Pharmaceuticals Inc.	36,050	4,124
Thermo Fisher Scientific Inc.	68,139	4,009
McKesson Corp.	44,044	3,789
* Intuitive Surgical Inc.	7,444	3,689
WellPoint Inc.	60,772	3,525

Stryker Corp.	53,802	2,995
Becton Dickinson and Co.	37,253	2,927
Cigna Corp.	53,809	2,538
Agilent Technologies Inc.	64,945	2,497
Cardinal Health Inc.	63,569	2,477
St. Jude Medical Inc.	58,579	2,468
Aetna Inc.	62,236	2,465
* Edwards Lifesciences Corp.	21,575	2,317
Zimmer Holdings Inc.	32,622	2,206
Humana Inc.	30,228	2,120
* Cerner Corp.	27,188	2,105
* Watson Pharmaceuticals Inc.	23,861	2,032
Perrigo Co.	16,354	1,900
Quest Diagnostics Inc.	29,680	1,883
* Mylan Inc.	75,679	1,847
AmerisourceBergen Corp. Class A	46,920	1,816
* Laboratory Corp. of America Holdings	17,939	1,659
* DaVita Inc.	15,802	1,637
* Life Technologies Corp.	32,754	1,601
* Forest Laboratories Inc.	43,468	1,548
CR Bard Inc.	14,464	1,514
* Boston Scientific Corp.	262,662	1,508
* Waters Corp.	16,407	1,367
* Varian Medical Systems Inc.	20,472	1,235
* CareFusion Corp.	41,475	1,177
Coventry Health Care Inc.	24,871	1,037
DENTSPLY International Inc.	26,504	1,011
* Hospira Inc.	30,717	1,008
PerkinElmer Inc.	21,156	623
Patterson Cos. Inc.	16,300	558
* Tenet Healthcare Corp.	76,834	482
		288,353
Industrials (9.8%)
General Electric Co.	1,970,117	44,741
United Technologies Corp.	156,559	12,257
3M Co.	118,638	10,965
Union Pacific Corp.	88,297	10,481
Caterpillar Inc.	121,754	10,476
United Parcel Service Inc. Class B	134,216	9,606
Boeing Co.	126,277	8,791
Honeywell International Inc.	145,451	8,691
Emerson Electric Co.	135,631	6,547
Deere & Co.	73,205	6,039
Danaher Corp.	108,920	6,007
Tyco International Ltd.	85,756	4,825
Illinois Tool Works Inc.	80,306	4,776
Lockheed Martin Corp.	50,246	4,692
FedEx Corp.	54,362	4,600
Precision Castparts Corp.	27,145	4,434
General Dynamics Corp.	61,732	4,082
CSX Corp.	193,797	4,021
Norfolk Southern Corp.	59,861	3,809
Raytheon Co.	61,931	3,540
Northrop Grumman Corp.	46,147	3,066
Cummins Inc.	32,984	3,041
Eaton Corp.	62,932	2,974
PACCAR Inc.	65,844	2,635

Waste Management Inc.	81,149	2,603
Ingersoll-Rand plc	53,400	2,393
Stanley Black & Decker Inc.	31,327	2,389
WW Grainger Inc.	11,213	2,336
Parker Hannifin Corp.	27,926	2,334
Cooper Industries plc	29,800	2,237
Fastenal Co.	50,182	2,157
Dover Corp.	34,168	2,033
Roper Industries Inc.	18,257	2,006
Rockwell Automation Inc.	26,156	1,819
C.H. Robinson Worldwide Inc.	30,182	1,767
Fluor Corp.	31,076	1,749
Republic Services Inc. Class A	55,802	1,535
* Stericycle Inc.	16,012	1,449
Expeditors International of Washington Inc.	39,358	1,431
Rockwell Collins Inc.	26,561	1,425
Pall Corp.	21,712	1,378
Textron Inc.	51,990	1,361
L-3 Communications Holdings Inc.	17,881	1,282
Southwest Airlines Co.	141,089	1,237
Flowserve Corp.	9,548	1,220
Joy Global Inc.	19,845	1,113
Equifax Inc.	22,120	1,030
Masco Corp.	66,655	1,003
* Quanta Services Inc.	39,794	983
* Jacobs Engineering Group Inc.	24,272	981
Iron Mountain Inc.	28,108	959
Xylem Inc.	34,648	871
Cintas Corp.	20,250	839
Snap-on Inc.	10,736	772
Robert Half International Inc.	26,739	712
Dun & Bradstreet Corp.	8,367	666
Avery Dennison Corp.	19,328	615
Pitney Bowes Inc.	37,458	518
* Pentair Inc.	11,268	502
Ryder System Inc.	9,583	374
RR Donnelley & Sons Co.	33,559	356
Pentair Ltd.	4,800	214
		235,745
Information Technology (20.1%)
Apple Inc.	174,915	116,714
Microsoft Corp.	1,407,863	41,926
International Business Machines Corp.	200,440	41,581
* Google Inc. Class A	49,410	37,280
Oracle Corp.	710,287	22,367
Intel Corp.	933,140	21,164
QUALCOMM Inc.	317,837	19,862
Cisco Systems Inc.	986,701	18,836
Visa Inc. Class A	97,466	13,088
* EMC Corp.	391,616	10,679
* eBay Inc.	216,409	10,476
Mastercard Inc. Class A	20,008	9,033
Accenture plc Class A	118,379	8,290
Hewlett-Packard Co.	366,402	6,251
Texas Instruments Inc.	212,104	5,843
Automatic Data Processing Inc.	90,347	5,300
* Cognizant Technology Solutions Corp. Class A	55,893	3,908

Corning Inc.	278,857	3,667
* Salesforce.com Inc.	23,862	3,643
Broadcom Corp. Class A	95,889	3,316
* Yahoo! Inc.	194,207	3,102
Intuit Inc.	51,373	3,025
* Adobe Systems Inc.	91,800	2,980
TE Connectivity Ltd.	79,800	2,714
Motorola Solutions Inc.	53,653	2,712
Dell Inc.	273,173	2,693
* Citrix Systems Inc.	34,896	2,672
Applied Materials Inc.	230,559	2,574
* Symantec Corp.	132,380	2,383
* Teradata Corp.	31,422	2,370
* NetApp Inc.	67,773	2,228
Analog Devices Inc.	55,724	2,184
* Red Hat Inc.	36,068	2,054
Western Union Co.	112,599	2,052
Seagate Technology plc	65,971	2,045
Altera Corp.	59,700	2,029
Paychex Inc.	60,220	2,005
* SanDisk Corp.	45,155	1,961
* Fiserv Inc.	25,265	1,870
Xerox Corp.	247,617	1,818
Amphenol Corp. Class A	30,050	1,769
* Juniper Networks Inc.	98,271	1,681
CA Inc.	64,947	1,673
Xilinx Inc.	48,990	1,637
Western Digital Corp.	41,395	1,603
* F5 Networks Inc.	14,806	1,550
* NVIDIA Corp.	114,747	1,531
KLA-Tencor Corp.	30,993	1,479
Fidelity National Information Services Inc.	46,695	1,458
* Autodesk Inc.	42,571	1,421
* VeriSign Inc.	28,964	1,410
Linear Technology Corp.	43,018	1,370
* Akamai Technologies Inc.	33,152	1,268
Microchip Technology Inc.	35,907	1,176
* Micron Technology Inc.	189,640	1,135
* BMC Software Inc.	27,247	1,130
Harris Corp.	21,159	1,084
* Lam Research Corp.	34,025	1,081
Computer Sciences Corp.	29,014	935
* Electronic Arts Inc.	59,360	753
* LSI Corp.	105,727	731
Total System Services Inc.	30,048	712
Molex Inc.	25,529	671
Jabil Circuit Inc.	34,961	654
SAIC Inc.	51,955	626
FLIR Systems Inc.	28,663	573
* JDS Uniphase Corp.	43,075	533
* Teradyne Inc.	34,737	494
* Advanced Micro Devices Inc.	109,442	369
* First Solar Inc.	10,825	240
Lexmark International Inc. Class A	1,525	34
		483,476
Materials (3.5%)
Monsanto Co.	99,394	9,047

EI du Pont de Nemours & Co.	173,440	8,719
Freeport-McMoRan Copper & Gold Inc.	176,938	7,003
Dow Chemical Co.	223,296	6,467
Praxair Inc.	55,648	5,781
Newmont Mining Corp.	92,481	5,180
PPG Industries Inc.	28,484	3,271
Air Products & Chemicals Inc.	39,535	3,270
LyondellBasell Industries NV Class A	63,210	3,265
Ecolab Inc.	48,989	3,175
Mosaic Co.	51,443	2,964
International Paper Co.	81,520	2,961
CF Industries Holdings Inc.	11,680	2,596
Sherwin-Williams Co.	15,860	2,362
Nucor Corp.	59,160	2,263
Alcoa Inc.	198,879	1,760
Eastman Chemical Co.	28,506	1,625
Sigma-Aldrich Corp.	22,529	1,621
FMC Corp.	25,694	1,423
Ball Corp.	28,772	1,217
Vulcan Materials Co.	24,077	1,139
Airgas Inc.	12,879	1,060
Cliffs Natural Resources Inc.	26,536	1,038
MeadWestvaco Corp.	32,478	994
International Flavors & Fragrances Inc.	15,242	908
Allegheny Technologies Inc.	19,873	634
Bemis Co. Inc.	19,221	605
* Owens-Illinois Inc.	30,869	579
United States Steel Corp.	26,770	510
Sealed Air Corp.	32,496	502
Titanium Metals Corp.	15,440	198
		84,137
Telecommunication Services (3.3%)
AT&T Inc.	1,076,439	40,582
Verizon Communications Inc.	531,390	24,215
CenturyLink Inc.	116,109	4,691
* Crown Castle International Corp.	54,629	3,502
* Sprint Nextel Corp.	559,188	3,087
Windstream Corp.	109,727	1,109
Frontier Communications Corp.	186,402	913
* MetroPCS Communications Inc.	58,972	691
		78,790
Utilities (3.5%)
Duke Energy Corp.	131,233	8,504
Southern Co.	163,013	7,513
Exelon Corp.	159,064	5,660
Dominion Resources Inc.	106,896	5,659
NextEra Energy Inc.	78,803	5,542
American Electric Power Co. Inc.	90,384	3,971
FirstEnergy Corp.	78,016	3,441
PG&E Corp.	79,546	3,394
Consolidated Edison Inc.	54,588	3,269
PPL Corp.	108,290	3,146
Public Service Enterprise Group Inc.	94,287	3,034
Edison International	60,813	2,779
Sempra Energy	41,818	2,697
Xcel Energy Inc.	90,861	2,518

Entergy Corp.			33,093	2,293
Northeast Utilities			58,555	2,239
DTE Energy Co.			32,048	1,921
ONEOK Inc.			38,112	1,841
CenterPoint Energy Inc.			79,717	1,698
Wisconsin Energy Corp.			43,076	1,623
Ameren Corp.			45,011	1,471
NiSource Inc.			52,672	1,342
* AES Corp.			118,411	1,299
SCANA Corp.			24,551	1,185
CMS Energy Corp.			49,460	1,165
Pinnacle West Capital Corp.			20,457	1,080
NRG Energy Inc.			42,402	907
AGL Resources Inc.			21,804	892
Pepco Holdings Inc.			42,776	808
Integrys Energy Group Inc.			14,522	758
TECO Energy Inc.			40,149	712
				84,361
Total Common Stocks (Cost $2,261,340)				2,403,433
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund	0.163%		8,386,122	8,386

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.135%	12/12/12	1,000	1,000
Total Temporary Cash Investments (Cost $9,386)				9,386
Total Investments (100.4%) (Cost $2,270,726)				2,412,819
Other Assets and Liabilities-Net (-0.4%)				(10,019)
Net Assets (100%)				2,402,800

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Vanguard Equity Index Portfolio

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,403,433	—	—
Temporary Cash Investments	8,386	1,000	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	2,411,786	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2012	7	2,510	(43)

Vanguard Equity Index Portfolio

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $2,270,726,000. Net unrealized appreciation of investment securities for tax purposes was $142,093,000, consisting of unrealized gains of $519,904,000 on securities that had risen in value since their purchase and $377,811,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of September 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (18.6%)
	Ross Stores Inc.	75,346	4,867
	Mattel Inc.	113,421	4,024
	Starwood Hotels & Resorts Worldwide Inc.	65,793	3,813
*	Dollar Tree Inc.	77,204	3,727
*	O'Reilly Automotive Inc.	41,939	3,507
*	Chipotle Mexican Grill Inc. Class A	10,560	3,353
*	Sirius XM Radio Inc.	1,264,748	3,288
	Harley-Davidson Inc.	77,121	3,268
*	Liberty Interactive Corp. Class A	176,167	3,259
*	Delphi Automotive plc	103,838	3,219
	Genuine Parts Co.	51,827	3,163
	Nordstrom Inc.	55,361	3,055
*	Liberty Global Inc. Class A	45,900	2,788
*	BorgWarner Inc.	38,107	2,634
	Tiffany & Co.	42,068	2,603
	Virgin Media Inc.	87,902	2,588
	Wyndham Worldwide Corp.	48,464	2,543
	PetSmart Inc.	36,029	2,485
*	Lululemon Athletica Inc.	33,572	2,482
	Darden Restaurants Inc.	42,787	2,385
	Tractor Supply Co.	23,954	2,369
	Family Dollar Stores Inc.	33,074	2,193
*	CarMax Inc.	76,048	2,152
*	Liberty Global Inc.	38,139	2,152
	PVH Corp.	22,857	2,142
	Whirlpool Corp.	25,675	2,129
	DR Horton Inc.	95,442	1,970
	Autoliv Inc.	31,675	1,963
	Ulta Salon Cosmetics & Fragrance Inc.	19,825	1,909
	Newell Rubbermaid Inc.	96,618	1,845
	Scripps Networks Interactive Inc. Class A	29,729	1,820
	Foot Locker Inc.	50,511	1,793
*	PulteGroup Inc.	115,123	1,784
	Expedia Inc.	30,450	1,761
	Polaris Industries Inc.	21,681	1,753
*	LKQ Corp.	93,302	1,726
	H&R Block Inc.	97,615	1,692
	Advance Auto Parts Inc.	24,447	1,673
	Lennar Corp. Class A	47,722	1,659
*	Toll Brothers Inc.	49,882	1,658
	Interpublic Group of Cos. Inc.	147,341	1,638
	Garmin Ltd.	38,932	1,625
*	Panera Bread Co. Class A	9,456	1,616
	Dick's Sporting Goods Inc.	30,908	1,603
*	Mohawk Industries Inc.	19,512	1,561
*	TRW Automotive Holdings Corp.	34,799	1,521
*	Sally Beauty Holdings Inc.	59,919	1,503
*	Fossil Inc.	17,556	1,487
	Hasbro Inc.	38,826	1,482

* Urban Outfitters Inc.	38,550	1,448
* Under Armour Inc. Class A	25,926	1,448
Royal Caribbean Cruises Ltd.	47,211	1,426
Gannett Co. Inc.	78,120	1,387
Signet Jewelers Ltd.	28,216	1,376
* NVR Inc.	1,606	1,356
JC Penney Co. Inc.	54,515	1,324
Williams-Sonoma Inc.	29,892	1,314
* MGM Resorts International	121,932	1,311
International Game Technology	98,150	1,285
Lear Corp.	33,214	1,255
American Eagle Outfitters Inc.	58,751	1,239
Leggett & Platt Inc.	46,630	1,168
* TripAdvisor Inc.	34,350	1,131
Harman International Industries Inc.	23,453	1,083
* Apollo Group Inc. Class A	36,114	1,049
Cablevision Systems Corp. Class A	65,150	1,033
* Charter Communications Inc. Class A	13,396	1,006
Tupperware Brands Corp.	18,602	997
* Goodyear Tire & Rubber Co.	81,491	993
Abercrombie & Fitch Co.	28,336	961
* Netflix Inc.	17,542	955
GameStop Corp. Class A	44,709	939
Gentex Corp.	47,971	816
* Lamar Advertising Co. Class A	20,916	775
Dunkin' Brands Group Inc.	26,114	762
* Sears Holdings Corp.	12,374	687
* Tempur-Pedic International Inc.	21,265	636
* Hyatt Hotels Corp. Class A	15,236	612
Washington Post Co. Class B	1,600	581
Guess? Inc.	22,478	571
* AutoNation Inc.	12,102	529
Weight Watchers International Inc.	9,178	485
* Deckers Outdoor Corp.	12,826	470
Lennar Corp. Class B	4,820	130
* Sears Hometown and Outlet Stores Inc. Rights Exp. 10/3/2012	4,005	11
		149,779
Consumer Staples (4.8%)
Bunge Ltd.	48,533	3,254
JM Smucker Co.	37,252	3,216
Dr Pepper Snapple Group Inc.	70,388	3,134
Coca-Cola Enterprises Inc.	99,788	3,120
Beam Inc.	47,252	2,719
* Monster Beverage Corp.	49,756	2,695
Church & Dwight Co. Inc.	46,128	2,490
McCormick & Co. Inc.	40,004	2,482
Herbalife Ltd.	38,907	1,844
* Constellation Brands Inc. Class A	55,077	1,782
Energizer Holdings Inc.	21,719	1,621
Tyson Foods Inc. Class A	98,404	1,576
Hormel Foods Corp.	48,386	1,415
Ingredion Inc.	25,437	1,403
* Ralcorp Holdings Inc.	18,343	1,339
Safeway Inc.	79,870	1,285
Hillshire Brands Co.	39,647	1,062
* Green Mountain Coffee Roasters Inc.	44,077	1,047

* Smithfield Foods Inc.	51,072	1,004
		38,488
Energy (8.1%)
Pioneer Natural Resources Co.	38,790	4,050
Range Resources Corp.	53,947	3,769
* FMC Technologies Inc.	79,578	3,685
Cabot Oil & Gas Corp.	69,794	3,134
* Concho Resources Inc.	32,861	3,114
EQT Corp.	49,747	2,935
HollyFrontier Corp.	65,320	2,696
* Kinder Morgan Management LLC	32,959	2,518
CONSOL Energy Inc.	75,706	2,275
* Denbury Resources Inc.	129,914	2,099
Peabody Energy Corp.	90,572	2,019
Oceaneering International Inc.	36,095	1,994
Tesoro Corp.	46,706	1,957
Core Laboratories NV	15,738	1,912
QEP Resources Inc.	59,300	1,877
* Whiting Petroleum Corp.	39,286	1,861
Helmerich & Payne Inc.	35,799	1,704
Cimarex Energy Co.	28,518	1,670
* Plains Exploration & Production Co.	42,935	1,609
Sunoco Inc.	30,185	1,414
* Newfield Exploration Co.	44,914	1,407
* Rowan Cos. plc Class A	41,382	1,398
* Dresser-Rand Group Inc.	25,171	1,387
* Nabors Industries Ltd.	96,731	1,357
* Cobalt International Energy Inc.	60,700	1,352
Energen Corp.	23,984	1,257
* Continental Resources Inc.	15,047	1,157
SM Energy Co.	21,327	1,154
* Ultra Petroleum Corp.	50,912	1,119
* WPX Energy Inc.	66,354	1,101
* Superior Energy Services Inc.	52,546	1,078
* McDermott International Inc.	78,594	960
* SandRidge Energy Inc.	122,008	850
Patterson-UTI Energy Inc.	51,842	821
* Laredo Petroleum Holdings Inc.	8,645	190
		64,880
Financials (18.1%)
Health Care REIT Inc.	84,876	4,902
AvalonBay Communities Inc.	31,662	4,306
American Capital Agency Corp.	112,031	3,875
Host Hotels & Resorts Inc.	238,948	3,835
Regions Financial Corp.	469,905	3,388
* IntercontinentalExchange Inc.	24,166	3,224
Moody's Corp.	67,270	2,971
Digital Realty Trust Inc.	40,013	2,795
KeyCorp	317,605	2,776
Kimco Realty Corp.	135,575	2,748
Principal Financial Group Inc.	99,945	2,692
SLM Corp.	162,451	2,554
Macerich Co.	44,021	2,519
* CIT Group Inc.	63,488	2,501
XL Group plc Class A	103,654	2,491
SL Green Realty Corp.	30,051	2,406

Plum Creek Timber Co. Inc.	53,671	2,353
Lincoln National Corp.	94,879	2,295
Federal Realty Investment Trust	21,270	2,240
Willis Group Holdings plc	57,712	2,131
* Affiliated Managers Group Inc.	17,087	2,102
NYSE Euronext	84,505	2,083
New York Community Bancorp Inc.	146,098	2,069
UDR Inc.	82,427	2,046
Comerica Inc.	65,377	2,030
Rayonier Inc.	40,628	1,991
Huntington Bancshares Inc.	287,681	1,985
Cincinnati Financial Corp.	51,311	1,944
* CBRE Group Inc. Class A	103,858	1,912
* Arch Capital Group Ltd.	45,122	1,881
Everest Re Group Ltd.	17,562	1,878
Unum Group	95,064	1,827
Realty Income Corp.	44,411	1,816
Essex Property Trust Inc.	11,699	1,734
Camden Property Trust	26,755	1,725
Torchmark Corp.	32,734	1,681
PartnerRe Ltd.	21,519	1,598
Leucadia National Corp.	69,093	1,572
Alexandria Real Estate Equities Inc.	20,712	1,523
Taubman Centers Inc.	19,601	1,504
WR Berkley Corp.	39,190	1,469
* Alleghany Corp.	4,231	1,459
Regency Centers Corp.	29,836	1,454
* MSCI Inc. Class A	40,453	1,448
People's United Financial Inc.	118,617	1,440
Raymond James Financial Inc.	38,968	1,428
Fidelity National Financial Inc. Class A	66,615	1,425
Reinsurance Group of America Inc. Class A	24,499	1,418
Liberty Property Trust	38,984	1,413
Arthur J Gallagher & Co.	39,408	1,412
Ares Capital Corp.	81,536	1,397
* Markel Corp.	3,044	1,396
Axis Capital Holdings Ltd.	38,826	1,356
RenaissanceRe Holdings Ltd.	17,236	1,328
Duke Realty Corp.	88,752	1,305
Zions Bancorporation	61,454	1,269
Senior Housing Properties Trust	58,182	1,267
Hudson City Bancorp Inc.	158,522	1,262
DDR Corp.	75,156	1,154
HCC Insurance Holdings Inc.	33,785	1,145
Eaton Vance Corp.	38,378	1,111
Jones Lang LaSalle Inc.	14,510	1,108
Weingarten Realty Investors	38,369	1,079
Assurant Inc.	28,564	1,065
Brown & Brown Inc.	40,651	1,060
Cullen/Frost Bankers Inc.	18,410	1,057
First Republic Bank	30,349	1,046
Legg Mason Inc.	42,350	1,045
Commerce Bancshares Inc.	25,017	1,009
SEI Investments Co.	46,803	1,004
Piedmont Office Realty Trust Inc. Class A	57,517	997
NASDAQ OMX Group Inc.	42,555	991
Hospitality Properties Trust	41,222	980

White Mountains Insurance Group Ltd.	1,868	959
Chimera Investment Corp.	342,147	927
American Financial Group Inc.	24,228	918
CBOE Holdings Inc.	29,155	858
* Genworth Financial Inc. Class A	163,593	856
Old Republic International Corp.	82,447	767
Assured Guaranty Ltd.	54,575	743
Validus Holdings Ltd.	20,205	685
Erie Indemnity Co. Class A	9,554	614
Jefferies Group Inc.	44,603	611
BOK Financial Corp.	9,115	539
LPL Financial Holdings Inc.	18,436	526
		145,703
Health Care (10.0%)
* Edwards Lifesciences Corp.	38,126	4,094
* Vertex Pharmaceuticals Inc.	70,279	3,932
* Regeneron Pharmaceuticals Inc.	24,730	3,775
* Cerner Corp.	48,124	3,725
* Watson Pharmaceuticals Inc.	42,296	3,602
* Mylan Inc.	142,501	3,477
Perrigo Co.	29,480	3,425
Quest Diagnostics Inc.	52,694	3,342
AmerisourceBergen Corp. Class A	84,099	3,255
* DaVita Inc.	31,292	3,242
* Laboratory Corp. of America Holdings	32,157	2,974
* Life Technologies Corp.	59,424	2,905
CR Bard Inc.	26,487	2,772
* Waters Corp.	29,603	2,467
* Henry Schein Inc.	29,886	2,369
* Varian Medical Systems Inc.	37,081	2,237
* CareFusion Corp.	73,784	2,095
Coventry Health Care Inc.	47,582	1,984
* Illumina Inc.	41,079	1,980
ResMed Inc.	47,564	1,925
* IDEXX Laboratories Inc.	18,280	1,816
* Onyx Pharmaceuticals Inc.	21,398	1,808
* Hospira Inc.	55,011	1,805
DENTSPLY International Inc.	47,111	1,797
* Mettler-Toledo International Inc.	10,486	1,790
* Hologic Inc.	87,968	1,780
* BioMarin Pharmaceutical Inc.	40,686	1,638
Universal Health Services Inc. Class B	29,721	1,359
Omnicare Inc.	37,520	1,275
* Endo Health Solutions Inc.	38,887	1,234
Patterson Cos. Inc.	29,615	1,014
Warner Chilcott plc Class A	71,030	959
* Covance Inc.	18,435	861
* Allscripts Healthcare Solutions Inc.	60,531	752
* Bio-Rad Laboratories Inc. Class A	6,502	694
		80,159
Industrials (12.1%)
WW Grainger Inc.	19,831	4,132
Fastenal Co.	93,422	4,016
Cooper Industries plc	52,928	3,973
Roper Industries Inc.	32,391	3,559
AMETEK Inc.	80,168	2,842

Kansas City Southern	36,559	2,770
* Delta Air Lines Inc.	283,081	2,593
* Stericycle Inc.	28,319	2,563
Pall Corp.	38,515	2,445
Textron Inc.	93,413	2,445
Flowserve Corp.	18,208	2,326
L-3 Communications Holdings Inc.	32,413	2,324
* TransDigm Group Inc.	16,136	2,289
Southwest Airlines Co.	255,747	2,243
* Verisk Analytics Inc. Class A	46,864	2,231
* United Continental Holdings Inc.	110,443	2,154
Joy Global Inc.	35,213	1,974
Equifax Inc.	40,091	1,867
* IHS Inc. Class A	18,616	1,812
Masco Corp.	119,839	1,804
* Jacobs Engineering Group Inc.	42,907	1,735
* Quanta Services Inc.	69,542	1,718
Donaldson Co. Inc.	47,056	1,633
JB Hunt Transport Services Inc.	31,162	1,622
Cintas Corp.	38,927	1,614
Xylem Inc.	61,804	1,554
* AGCO Corp.	32,351	1,536
KBR Inc.	49,401	1,473
Pentair Inc.	32,910	1,465
Iron Mountain Inc.	42,777	1,459
* B/E Aerospace Inc.	34,496	1,452
Hubbell Inc. Class B	17,364	1,402
Snap-on Inc.	19,358	1,391
* Owens Corning	38,391	1,285
Dun & Bradstreet Corp.	15,973	1,272
* Nielsen Holdings NV	42,047	1,261
* Hertz Global Holdings Inc.	90,850	1,247
* WABCO Holdings Inc.	21,451	1,237
Robert Half International Inc.	45,101	1,201
Waste Connections Inc.	38,990	1,180
IDEX Corp.	28,038	1,171
SPX Corp.	16,823	1,100
Avery Dennison Corp.	34,554	1,100
MSC Industrial Direct Co. Inc. Class A	15,661	1,057
Towers Watson & Co. Class A	19,688	1,045
Timken Co.	27,635	1,027
Gardner Denver Inc.	16,632	1,005
* Copart Inc.	35,932	996
Manpower Inc.	26,751	984
Pitney Bowes Inc.	66,575	920
* Babcock & Wilcox Co.	35,514	905
URS Corp.	25,281	893
* Sensata Technologies Holding NV	29,595	881
* Spirit Aerosystems Holdings Inc. Class A	39,625	880
* Foster Wheeler AG	35,990	862
* AECOM Technology Corp.	33,791	715
RR Donnelley & Sons Co.	60,091	637
		97,277
Information Technology (14.5%)
* Teradata Corp.	56,058	4,227
Seagate Technology plc	127,250	3,945
* Red Hat Inc.	64,124	3,651

* SanDisk Corp.	81,148	3,524
* Fiserv Inc.	45,345	3,357
* Equinix Inc.	15,988	3,294
Amphenol Corp. Class A	53,850	3,171
Western Digital Corp.	77,942	3,019
Xilinx Inc.	87,880	2,936
* F5 Networks Inc.	26,434	2,768
* NVIDIA Corp.	205,821	2,746
Avago Technologies Ltd.	77,156	2,690
KLA-Tencor Corp.	55,658	2,655
Maxim Integrated Products Inc.	97,139	2,586
* VeriSign Inc.	52,562	2,559
* Autodesk Inc.	76,382	2,549
* LinkedIn Corp. Class A	20,725	2,495
Fidelity National Information Services Inc.	78,540	2,452
Linear Technology Corp.	76,681	2,442
* Alliance Data Systems Corp.	16,756	2,379
* Rackspace Hosting Inc.	35,965	2,377
* Akamai Technologies Inc.	59,554	2,279
* ANSYS Inc.	30,956	2,272
* BMC Software Inc.	52,958	2,197
* Lam Research Corp.	67,757	2,154
Microchip Technology Inc.	64,366	2,107
* Nuance Communications Inc.	81,557	2,030
* Trimble Navigation Ltd.	41,667	1,986
* Micron Technology Inc.	329,199	1,970
Harris Corp.	37,779	1,935
Computer Sciences Corp.	51,685	1,665
* TIBCO Software Inc.	54,873	1,659
* Synopsys Inc.	49,058	1,620
* Skyworks Solutions Inc.	63,192	1,489
* Gartner Inc.	31,063	1,432
* Avnet Inc.	48,401	1,408
FactSet Research Systems Inc.	14,165	1,366
* Flextronics International Ltd.	224,858	1,349
* Electronic Arts Inc.	106,020	1,345
* MICROS Systems Inc.	26,735	1,313
IAC/InterActiveCorp	25,202	1,312
* LSI Corp.	189,731	1,311
Total System Services Inc.	53,352	1,264
* Arrow Electronics Inc.	37,240	1,255
* Informatica Corp.	36,051	1,255
* Riverbed Technology Inc.	50,260	1,170
Jabil Circuit Inc.	61,806	1,157
SAIC Inc.	91,051	1,096
Global Payments Inc.	26,072	1,091
FLIR Systems Inc.	51,332	1,025
Solera Holdings Inc.	23,143	1,015
* Fortinet Inc.	41,992	1,014
* VeriFone Systems Inc.	35,818	998
* Cree Inc.	36,865	941
* ON Semiconductor Corp.	151,064	932
Molex Inc.	30,188	793
* Atmel Corp.	148,145	779
* Ingram Micro Inc.	50,678	772
* Advanced Micro Devices Inc.	199,014	671
* Polycom Inc.	59,476	587

* Dolby Laboratories Inc. Class A	16,545	542
Molex Inc. Class A	16,068	349
* Zynga Inc. Class A	66,504	189
* Freescale Semiconductor Ltd.	16,294	155
		117,071
Materials (6.9%)
CF Industries Holdings Inc.	21,833	4,852
Sherwin-Williams Co.	29,146	4,340
Sigma-Aldrich Corp.	40,271	2,898
Eastman Chemical Co.	50,549	2,882
FMC Corp.	45,674	2,529
Ball Corp.	49,448	2,092
Vulcan Materials Co.	42,968	2,032
Celanese Corp. Class A	51,981	1,971
Ashland Inc.	26,088	1,868
Cliffs Natural Resources Inc.	47,345	1,853
* Crown Holdings Inc.	49,471	1,818
Airgas Inc.	21,729	1,788
MeadWestvaco Corp.	56,879	1,740
Rock-Tenn Co. Class A	23,487	1,695
Valspar Corp.	29,405	1,650
International Flavors & Fragrances Inc.	27,015	1,610
Albemarle Corp.	29,692	1,564
* WR Grace & Co.	23,622	1,396
Reliance Steel & Aluminum Co.	24,976	1,307
Martin Marietta Materials Inc.	15,190	1,259
Aptargroup Inc.	22,197	1,148
Allegheny Technologies Inc.	33,979	1,084
Bemis Co. Inc.	34,305	1,080
Sonoco Products Co.	33,456	1,037
Huntsman Corp.	67,907	1,014
* Owens-Illinois Inc.	52,099	977
Domtar Corp.	12,226	957
Sealed Air Corp.	61,384	949
United States Steel Corp.	48,014	916
Steel Dynamics Inc.	69,414	780
Walter Energy Inc.	20,862	677
Scotts Miracle-Gro Co. Class A	14,164	616
Titanium Metals Corp.	29,196	375
Greif Inc. Class A	8,336	368
* Molycorp Inc.	26,386	303
		55,425
Telecommunication Services (1.2%)
* SBA Communications Corp. Class A	40,411	2,542
Windstream Corp.	196,007	1,982
Frontier Communications Corp.	331,964	1,626
* MetroPCS Communications Inc.	102,878	1,205
* Level 3 Communications Inc.	50,328	1,156
Telephone & Data Systems Inc.	32,034	820
* United States Cellular Corp.	4,314	169
		9,500
Utilities (5.7%)
DTE Energy Co.	56,555	3,390
ONEOK Inc.	65,700	3,174
Wisconsin Energy Corp.	76,758	2,891
CenterPoint Energy Inc.	135,252	2,881

	Ameren Corp.			80,651	2,635
	NiSource Inc.			94,516	2,408
	American Water Works Co. Inc.			58,691	2,175
	CMS Energy Corp.			86,959	2,048
	SCANA Corp.			41,239	1,991
	Pinnacle West Capital Corp.			36,454	1,925
	OGE Energy Corp.			32,833	1,821
*	Calpine Corp.			104,374	1,806
	NRG Energy Inc.			75,717	1,619
	Alliant Energy Corp.			37,008	1,606
	AGL Resources Inc.			39,021	1,596
	Pepco Holdings Inc.			76,141	1,439
	NV Energy Inc.			78,636	1,416
	Integrys Energy Group Inc.			26,049	1,360
	MDU Resources Group Inc.			59,588	1,313
	ITC Holdings Corp.			17,059	1,289
	National Fuel Gas Co.			23,571	1,274
	TECO Energy Inc.			68,289	1,211
	UGI Corp.			37,474	1,190
	Aqua America Inc.			46,148	1,143
					45,601
Total Common Stocks (Cost $757,855)					803,883
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund	0.163%		1,698,087	1,698

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	Fannie Mae Discount Notes	0.120%	12/26/12	100	100
[4,5] Federal Home Loan Bank Discount Notes		0.130%	12/26/12	100	100
					200
Total Temporary Cash Investments (Cost $1,898)					1,898
Total Investments (100.2%) (Cost $759,753)					805,781
Other Assets and Liabilities-Net (-0.2%)					(1,659)
Net Assets (100%)					804,122

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard Mid-Cap Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	803,883	—	—
Temporary Cash Investments	1,698	200	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	805,579	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Mid-Cap Index Portfolio

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2012	6	592	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2012, the cost of investment securities for tax purposes was $759,753,000. Net unrealized appreciation of investment securities for tax purposes was $46,028,000, consisting of unrealized gains of $146,576,000 on securities that had risen in value since their purchase and $100,548,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (42.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	654,196	16,375
Vanguard Extended Market Index Fund Investor Shares	80,909	3,651
		20,026
International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	599,525	8,531

Bond Fund (40.1%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	1,538,079	19,149

Total Investment Companies (Cost $46,299)		47,706
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.163% (Cost $21)	20,742	21

Total Investments (100.0%) (Cost $46,320)		47,727
Other Assets and Liabilities-Net (0.0%)		(19)
Net Assets (100%)		47,708

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $46,320,000. Net unrealized appreciation of investment securities for tax purposes was $1,407,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (6.5%)
Vornado Realty Trust	247,597	20,068
Liberty Property Trust	173,808	6,299
Duke Realty Corp.	394,815	5,804
Washington REIT	98,522	2,642
PS Business Parks Inc.	28,775	1,923
American Assets Trust Inc.	49,519	1,327
Cousins Properties Inc.	138,857	1,102
Investors Real Estate Trust	127,566	1,055
CapLease Inc.	94,143	487
Winthrop Realty Trust	44,107	475
		41,182
Industrial REITs (5.1%)
Prologis Inc.	682,236	23,899
DCT Industrial Trust Inc.	395,096	2,556
EastGroup Properties Inc.	42,214	2,246
* First Industrial Realty Trust Inc.	138,410	1,819
First Potomac Realty Trust	75,569	973
Monmouth Real Estate Investment Corp. Class A	47,778	534
		32,027
Office REITs (15.2%)
Boston Properties Inc.	221,967	24,552
Digital Realty Trust Inc.	178,155	12,444
SL Green Realty Corp.	133,777	10,712
Alexandria Real Estate Equities Inc.	92,004	6,764
Kilroy Realty Corp.	109,464	4,902
Douglas Emmett Inc.	196,543	4,534
Piedmont Office Realty Trust Inc. Class A	255,898	4,437
BioMed Realty Trust Inc.	228,368	4,275
Highwoods Properties Inc.	109,650	3,577
Mack-Cali Realty Corp.	130,429	3,469
Brandywine Realty Trust	212,787	2,594
Corporate Office Properties Trust	107,074	2,567
DuPont Fabros Technology Inc.	93,993	2,373
Lexington Realty Trust	207,624	2,006
CommonWealth REIT	124,362	1,811
Government Properties Income Trust	55,863	1,307
Franklin Street Properties Corp.	110,541	1,224
Hudson Pacific Properties Inc.	50,550	935
Coresite Realty Corp.	31,121	838
Parkway Properties Inc.	32,936	440
		95,761
Residential REITs (17.4%)
Equity Residential	445,474	25,628
AvalonBay Communities Inc.	141,303	19,216
UDR Inc.	366,502	9,097
Essex Property Trust Inc.	52,176	7,735
Camden Property Trust	118,945	7,671
American Campus Communities Inc.	132,904	5,832

Apartment Investment & Management Co. Class A	213,641	5,552
BRE Properties Inc.	113,567	5,325
Home Properties Inc.	72,224	4,425
Mid-America Apartment Communities Inc.	60,634	3,960
Equity Lifestyle Properties Inc.	58,090	3,957
Post Properties Inc.	80,132	3,843
Colonial Properties Trust	124,118	2,613
Sun Communities Inc.	41,870	1,847
Education Realty Trust Inc.	164,598	1,794
Associated Estates Realty Corp.	72,156	1,094
Campus Crest Communities Inc.	55,730	602
		110,191
Retail REITs (27.5%)
Simon Property Group Inc.	449,073	68,174
Kimco Realty Corp.	603,004	12,223
General Growth Properties Inc.	625,374	12,182
Macerich Co.	196,417	11,241
Federal Realty Investment Trust	94,674	9,969
Realty Income Corp.	197,640	8,082
Taubman Centers Inc.	87,013	6,677
Regency Centers Corp.	133,212	6,491
DDR Corp.	334,561	5,139
National Retail Properties Inc.	158,569	4,836
Weingarten Realty Investors	170,528	4,794
CBL & Associates Properties Inc.	209,339	4,467
Tanger Factory Outlet Centers	137,245	4,437
Glimcher Realty Trust	207,169	2,190
Equity One Inc.	85,242	1,795
Acadia Realty Trust	64,975	1,613
Alexander's Inc.	3,036	1,298
Pennsylvania REIT	78,815	1,250
Inland Real Estate Corp.	131,913	1,088
Retail Opportunity Investments Corp.	74,655	961
Ramco-Gershenson Properties Trust	68,136	854
Saul Centers Inc.	17,261	766
Getty Realty Corp.	39,422	708
Urstadt Biddle Properties Inc. Class A	31,113	629
Excel Trust Inc.	49,924	570
Cedar Realty Trust Inc.	87,425	462
Kite Realty Group Trust	90,278	460
Rouse Properties Inc.	29,225	419
		173,775
Specialized REITs (28.3%)
Public Storage	215,921	30,050
HCP Inc.	621,645	27,651
Ventas Inc.	435,949	27,138
Health Care REIT Inc.	377,982	21,828
Host Hotels & Resorts Inc.	1,064,606	17,087
Senior Housing Properties Trust	258,824	5,637
Extra Space Storage Inc.	146,216	4,862
Hospitality Properties Trust	183,006	4,352
Omega Healthcare Investors Inc.	156,696	3,562
LaSalle Hotel Properties	127,216	3,395
Entertainment Properties Trust	69,302	3,079
Healthcare Realty Trust Inc.	127,752	2,945
RLJ Lodging Trust	142,693	2,698

DiamondRock Hospitality Co.		279,192	2,689
Sovran Self Storage Inc.		42,991	2,487
CubeSmart		173,889	2,238
* Sunstone Hotel Investors Inc.		200,979	2,211
Medical Properties Trust Inc.		200,869	2,099
Pebblebrook Hotel Trust		84,100	1,967
National Health Investors Inc.		34,992	1,800
* Strategic Hotels & Resorts Inc.		242,127	1,455
LTC Properties Inc.		45,084	1,436
Hersha Hospitality Trust Class A		264,547	1,296
Chesapeake Lodging Trust		57,308	1,139
Sabra Health Care REIT Inc.		54,853	1,098
* FelCor Lodging Trust Inc.		174,746	828
Universal Health Realty Income Trust		17,777	817
Ashford Hospitality Trust Inc.		95,966	806
Summit Hotel Properties Inc.		61,880	528
			179,178
Total Real Estate Investment Trusts (Cost $639,629)			632,114
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost
$1,063)	0.163%	1,062,939	1,063

Total Investments (100.2%) (Cost $640,692)			633,177
Other Assets and Liabilities-Net (-0.2%)			(1,227)
Net Assets (100%)			631,950

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard REIT Index Portfolio

At September 30, 2012, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $640,692,000. Net unrealized depreciation of investment securities for tax purposes was $7,515,000, consisting of unrealized gains of $82,586,000 on securities that had risen in value since their purchase and $90,101,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of September 30, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (99.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	29,147,088	729,552
Vanguard Extended Market Index Fund Investor Shares	3,606,497	162,761

Total Investment Companies (Cost $904,811)		892,313
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.163% (Cost $697)	696,978	697

Total Investments (100.0%) (Cost $905,508)		893,010
Other Assets and Liabilities-Net (0.0%)		175
Net Assets (100%)		893,185

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2012, the cost of investment securities for tax purposes was $905,508,000. Net unrealized depreciation of investment securities for tax purposes was $12,498,000, consisting of unrealized gains of $18,441,000 on securities that had risen in value since their purchase and $30,939,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.